UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21757

                       American Independence Funds Trust
               (Exact name of registrant as specified in charter)

                335 Madison Avenue, Mezzanine New York, NY 10017
              (Address of principal executive offices) (Zip code)

         BISYS Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-410-2006

Date of fiscal year end:  10/31/07

Date of reporting period:  04/30/07

ITEM 1. REPORTS TO STOCKHOLDERS.

(AMERICAN INDEPENDENCE FUNDS LOGO)

                                                          PLAN YOUR ARRIVAL.(SM)

April 30, 2007

AMERICAN INDEPENDENCE FUNDS                                         SEMI-ANNUAL
                                                                      REPORT





                                   Stock Fund
                            Financial Services Fund
                           International Equity Fund
                              Short-Term Bond Fund
                             Intermediate Bond Fund
                          Kansas Tax-Exempt Bond Fund



NOT FDIC Insured. May lose value. No bank guarantee.

This material must be accompanied or preceded by a prospectus.

American Independence Funds are distributed by BISYS Fund Services Limited Partnership.

TABLE OF CONTENTS

AMERICAN INDEPENDENCE FUNDS
SEMI-ANNUAL REPORT (UNAUDITED)--APRIL 30, 2007

STOCK FUND
   Schedule of Portfolio Investments ......................................    1

FINANCIAL SERVICES FUND
   Schedule of Portfolio Investments ......................................    2

INTERNATIONAL EQUITY FUND
   Schedule of Portfolio Investments ......................................    3

SHORT-TERM BOND FUND
   Schedule of Portfolio Investments ......................................    5

INTERMEDIATE BOND FUND
   Schedule of Portfolio Investments ......................................    7

KANSAS TAX-EXEMPT BOND FUND
   Schedule of Portfolio Investments ......................................    9
   Statements of Assets and Liabilities ...................................   13
   Statements of Operations ...............................................   14
   Statements of Changes in Net Assets ....................................   15
   Financial Highlights ...................................................   17

Notes to Financial Statements .............................................   19
Additional Information ....................................................   23
Table of Shareholder Expenses .............................................   24

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities and information regarding how the Funds voted relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Schedules of Portfolio Investments as of January 31 and July 31 are available without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

AMERICAN INDEPENDENCE FUNDS                    SCHEDULE OF PORTFOLIO INVESTMENTS
STOCK FUND                                            APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                                SHARES         VALUE ($)
--------------------                                            -------------   ---------------
COMMON STOCKS (97.75%)
CONSUMER DISCRETIONARY (11.21%)
UST, Inc. ...................................................          41,100         2,329,548
The Stanley Works ...........................................          48,100         2,803,268
Imperial Tobacco Group PLC - ADR ............................          50,600         4,422,946
ConAgra Foods, Inc. .........................................          24,600           604,668
Altria Group, Inc. ..........................................          51,100         3,521,812
                                                                                ---------------
                                                                                     13,682,242
                                                                                ---------------
CONSUMER STAPLES (5.69%)
Kraft Foods, Inc., Class A ..................................          50,317         1,684,103
Gannett Co., Inc. ...........................................          23,600         1,346,616
Dollar General Corp. ........................................          58,900         1,257,515
Carnival Corp. ..............................................          54,400         2,659,616
                                                                                ---------------
                                                                                      6,947,850
                                                                                ---------------
ENERGY (14.85%)
Spectra Energy Corp. ........................................          46,050         1,201,905
Entergy Corp. ...............................................          38,700         4,378,518
Occidental Petroleum Corp. ..................................          74,300         3,767,010
Duke Energy Corp. ...........................................          92,000         1,887,840
Murphy Oil Corp. ............................................          12,000           665,280
ConocoPhillips ..............................................          54,746         3,796,635
Chevron Corp. ...............................................          14,600         1,135,734
BP Amoco PLC - ADR ..........................................          19,100         1,285,812
                                                                                ---------------
                                                                                     18,118,734
                                                                                ---------------
FINANCIALS (23.54%)
Hartford Financial Services Group, Inc. .....................          21,300         2,155,560
American Express Co. ........................................          12,700           770,509
XL Capital Ltd., Class A ....................................          25,600         1,996,288
Wells Fargo & Co. ...........................................          72,500         2,602,025
Washington Mutual, Inc. .....................................          33,800         1,418,924
SLM Corp. ...................................................          74,900         4,031,867
MGIC Investment Corp. .......................................          26,700         1,644,987
JPMorgan Chase & Co. ........................................          26,300         1,370,230
Citigroup, Inc. .............................................          73,133         3,921,392
Bank of America Corp. .......................................          71,067         3,617,310
Capital One Financial Corp. .................................          29,200         2,168,392
Allstate Corp. ..............................................          48,500         3,022,520
                                                                                ---------------
                                                                                     28,720,004
                                                                                ---------------
HEALTH CARE (18.98%)
Wyeth .......................................................          48,400         2,686,200
Wellpoint Health Network, Inc. (a) ..........................          53,300         4,209,101
UnitedHealth Group, Inc. ....................................          52,100         2,764,426
Pfizer, Inc. ................................................         142,800         3,778,488
Bristol-Myers Squibb Co. ....................................         104,500         3,015,870
Baxter International, Inc. ..................................          59,500         3,369,485
American International Group, Inc. ..........................          47,800         3,341,698
                                                                                ---------------
                                                                                     23,165,268
                                                                                ---------------
INDUSTRIALS (10.48%)
Illinois Tool Works, Inc. ...................................          67,900         3,483,949
Honeywell International, Inc. ...............................          56,700         3,072,006
Emerson Electric Co. ........................................          43,600         2,048,764
Burlington Northern Santa Fe Corp. ..........................          32,200         2,818,788
3M Co. ......................................................          16,500         1,365,705
                                                                                ---------------
                                                                                     12,789,212
                                                                                ---------------
MATERIALS (1.67%)
E.I. DuPont de Nemours & Co. ................................          41,500         2,040,555
                                                                                ---------------

SECURITY DESCRIPTION                                                SHARES         VALUE ($)
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
TELECOMMUNICATION SERVICES (9.24%)
L-3 Communications Holdings, Inc. ...........................          16,600         1,492,838
Nokia Corp. - ADR (a) .......................................          99,700         2,517,425
Verizon Communications, Inc. ................................         103,992         3,970,414
AT&T, Inc. ..................................................          84,997         3,291,084
                                                                                ---------------
                                                                                     11,271,761
                                                                                ---------------
UTILITIES (2.09%)
Dominion Resources, Inc. of
   Virginia .................................................          28,000         2,553,600
                                                                                ---------------
TOTAL COMMON STOCKS .........................................                       119,289,226
                                                                                ---------------

INVESTMENT COMPANIES (2.36%)
American Beacon Money Market
   Select Fund ..............................................       2,878,076         2,878,076
                                                                                ---------------
TOTAL INVESTMENT COMPANIES ..................................                         2,878,076
                                                                                ---------------
TOTAL INVESTMENTS
   (Cost $87,490,400) (b) - 100.11% ........................                        122,167,302
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.11)% .............                         (129,658)
                                                                                ---------------
NET ASSETS - 100.00% .......................................                    $   122,037,644
                                                                                ===============



(a)  Non-income producing security.

(b) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR  - American Depositary Receipt

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS                    SCHEDULE OF PORTFOLIO INVESTMENTS
FINANCIAL SERVICES FUND                               APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                                SHARES         VALUE ($)
--------------------                                            -------------   ---------------
COMMON STOCKS (85.65%)
ASSET MANAGEMENT (5.59%)
Affiliated Managers Group, Inc. (a) .........................             439            51,639
Federated Investors, Inc., Class B ..........................           1,887            72,008
                                                                                ---------------
                                                                                        123,647
                                                                                ---------------
BANKS (53.54%)
Capital Corp. of the West ...................................             900            21,384
Centennial Bank Holdings, Inc. (a) ..........................           7,529            65,954
City National Corp. .........................................           1,240            90,793
CoBiz Inc. ..................................................           3,145            57,679
Columbia Bancorp ............................................           3,080            63,510
Corus Bankshares, Inc. ......................................           5,702            95,851
First Community Bancorp .....................................             350            19,201
Investors Bancorp, Inc. (a) .................................           3,500            50,050
MB Financial, Inc. ..........................................           2,274            76,384
Old Second Bancorp, Inc. ....................................           1,000            29,260
Provident New York Bancorp ..................................           7,583           103,205
SVB Financial Group (a) .....................................             911            46,661
TCF Financial Corp. .........................................           2,010            54,431
U.S.B. Holding Co., Inc. ....................................           5,400           109,242
Valley National Bancorp .....................................           4,000           101,480
West Coast Bancorp-Oregon ...................................           3,064            95,198
Yardville National Bancorp ..................................           3,005           103,702
                                                                                ---------------
                                                                                      1,183,985
                                                                                ---------------
BROKERAGE (4.58%)(a)
E*TRADE Financial Corp. .....................................           4,000            88,320
Thomas Weisel Partners Group, Inc. ..........................             650            12,844
                                                                                ---------------
                                                                                        101,164
                                                                                ---------------
INSURANCE (7.71%)
Hartford Financial Services Group, Inc. .....................             883            89,360
RenaissanceRe Holdings Ltd. .................................           1,500            81,225
                                                                                ---------------
                                                                                        170,585
                                                                                ---------------
LIFE INSURANCE (8.71%)
American Equity Investment Life
   Holding Co. ..............................................           6,819            93,079
Lincoln National Corp. ......................................           1,400            99,610
                                                                                ---------------
                                                                                        192,689
                                                                                ---------------
SPECIALTY INSURANCE (5.52%)
AmCOMP, Inc. (a) ............................................           2,774            26,769
Argonaut Group, Inc. (a) ....................................             917            30,821
ProAssurance Corp. (a) ......................................             623            33,542
Zenith National Insurance Corp. .............................             671            31,034
                                                                                ---------------
                                                                                        122,166
                                                                                ---------------
TOTAL COMMON STOCKS .........................................                         1,894,236
                                                                                ---------------

SECURITY DESCRIPTION                                                SHARES         VALUE ($)
--------------------                                            -------------   ---------------
EXCHANGE TRADED FUND (3.84%)
UTILITIES (3.84%)
Ultra Short Financials Proshares ............................           1,200            84,900
                                                                                ---------------
TOTAL EXCHANGE TRADED FUNDS .................................                            84,900
                                                                                ---------------
TOTAL INVESTMENTS
   (Cost $1,986,190) (b) - 89.49% ...........................                        1,979,136
OTHER ASSETS IN EXCESS OF LIABILITIES - 10.51% ..............                           232,482
                                                                                ---------------
NET ASSETS - 100.00% ........................................                  $      2,211,618
                                                                                ===============


(a)  Non-income producing security.

(b) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS                    SCHEDULE OF PORTFOLIO INVESTMENTS
INTERNATIONAL EQUITY FUND                             APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                                SHARES         VALUE ($)
--------------------                                            -------------   ---------------
COMMON STOCKS (98.44%)
BELGIUM (2.10%)
Dexia .......................................................          42,600         1,396,807
KBC Groep NV (a) ............................................          10,100         1,343,276
                                                                                ---------------
                                                                                      2,740,083
                                                                                ---------------
CHINA (2.07%)
Yanzhou Coal Mining Co. Ltd. ................................       2,640,000         2,696,633
                                                                                ---------------
DENMARK (1.00%)
Danske Bank A/S .............................................          27,800         1,308,727
                                                                                ---------------
FINLAND (1.08%)
Nordea Bank AB ..............................................          81,500         1,412,324
                                                                                ---------------
FRANCE (10.86%)
BNP Paribas S.A. ............................................          18,200         2,127,021
France Telecom S.A. (a) .....................................          61,900         1,823,544
Sanofi-Aventis S.A. (a) .....................................          22,200         2,044,095
Societe Generale ............................................          10,300         2,199,503
Total S.A. ..................................................          37,100         2,756,923
Vinci S.A. ..................................................           9,700         1,569,085
Vivendi Universal ...........................................          40,000         1,658,139
                                                                                ---------------
                                                                                     14,178,310
                                                                                ---------------
GERMANY (12.57%)
BASF AG (a) .................................................          17,600         2,100,367
Celesio AG ..................................................          21,000         1,514,962
Deutsche Bank AG (a) ........................................          12,600         1,949,650
Deutsche Post AG ............................................          41,100         1,419,407
Deutsche Telekom AG .........................................          89,800         1,648,055
E.ON AG .....................................................          14,800         2,238,165
MAN AG ......................................................          13,800         1,859,470
Muenchener Rueckversicherungs-
   Gesellschaft AG (a) ......................................           7,000         1,250,290
Siemens AG (a) ..............................................          20,000         2,435,357
                                                                                ---------------
                                                                                     16,415,723
                                                                                ---------------
HONG KONG (4.33%)
China Power International
   Development Ltd. .........................................       2,844,000         1,487,044
Industrial & Commercial Bank of
   China Ltd. ...............................................         634,000         1,418,399
Vtech Holdings Ltd. .........................................         179,000         1,356,997
Wing Ling Bank ..............................................         126,300         1,392,623
                                                                                ---------------
                                                                                      5,655,063
                                                                                ---------------
ISRAEL (0.94%)
Teva Pharmaceutical Industries
   Ltd. ADR .................................................          31,900         1,222,089
                                                                                ---------------
ITALY (5.88%)
Enel S.p.A. .................................................         148,900         1,695,486
Fondiaria-Sai S.p.A. ........................................          25,300         1,349,112
Lottomatica S.p.A. (a) ......................................          28,700         1,183,449
Terna S.p.A. ................................................         379,500         1,422,730
Unicredito Italiano S.p.A. ..................................         195,900         2,026,174
                                                                                ---------------
                                                                                      7,676,951
                                                                                ---------------
JAPAN (15.56%)
Amada Co Ltd. ...............................................         102,000         1,145,760
Canon, Inc. (a) .............................................          31,500         1,779,736
Hitachi Koki Co. Ltd. .......................................          82,000         1,262,911
Honda Motor Co. Ltd. (a) ....................................          46,400         1,604,018
Mitsubishi Corp. ............................................          82,600         1,773,408
Mori Seiki Co Ltd. ..........................................          51,400         1,363,840
Nintendo Co. Ltd. ...........................................           5,500         1,733,280
Nissan Motor Co. Ltd. (a) ...................................         125,000         1,271,240

SECURITY DESCRIPTION                                                SHARES         VALUE ($)
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
JAPAN, CONTINUED
Takeda Pharmaceutical Co Ltd. ...............................          28,500         1,855,947
Toho Pharmaceutical Co Ltd. .................................          71,800         1,210,990
Toshiba TEC Corp. ...........................................         242,000         1,436,160
Toyota Motor Corp. (a) ......................................          43,300         2,653,017
Yamato Kogyo Co Ltd. ........................................          37,200         1,233,046
                                                                                ---------------
                                                                                     20,323,353
                                                                                ---------------
LUXEMBOURG (1.58%)
Arcelor .....................................................          27,500         2,058,926
                                                                                ---------------
NETHERLANDS (3.48%)
European Aeronautic Defence
   and Space Co. ............................................          37,700         1,220,195
Hunter Douglas N.V. .........................................          15,400         1,398,433
ING Groep N.V. ..............................................          42,000         1,927,873
                                                                                ---------------
                                                                                      4,546,501
                                                                                ---------------
NORWAY (1.82%)
DnB Nor ASA (a) .............................................          88,300         1,269,446
Statoil ASA .................................................          38,900         1,103,776
                                                                                ---------------
                                                                                      2,373,222
                                                                                ---------------
PORTUGAL (2.14%)
Banco Espirito Santo S.A. (a) ...............................          70,800         1,422,047
Energias de Portugal S.A. ...................................         250,700         1,371,740
                                                                                ---------------
                                                                                      2,793,787
                                                                                ---------------
SINGAPORE (0.94%)
Jardine Cycle & Carriage Ltd. ...............................         140,900         1,233,768
                                                                                ---------------
SWITZERLAND (7.72%)
Credit Suisse Group .........................................          27,900         2,205,611
EMS-Chemie Holding AG .......................................           9,647         1,289,569
Novartis AG .................................................          43,000         2,508,986
Petroplus Holdings AG (a) ...................................          33,100         2,741,428
Swiss Reinsurance Co. .......................................          14,100         1,333,626
                                                                                ---------------
                                                                                     10,079,220
                                                                                ---------------
UNITED KINGDOM (24.37%)
Anglo American PLC ..........................................          39,100         2,086,615
AstraZeneca PLC (a) .........................................          31,500         1,725,751
BAE Systems PLC (a) .........................................         144,200         1,317,645
Boots Group PLC .............................................          74,166         1,663,111
British American Tobacco
Industries PLC (a) ..........................................          55,900         1,733,567
BT Group PLC ................................................         312,400         1,975,416
Diageo PLC (a) ..............................................          92,300         1,954,406
HBOS PLC ....................................................          87,800         1,901,254
Home Retail Group ...........................................         139,700         1,277,224
HSBC Holdings PLC (a) .......................................         108,200         2,007,670
Imperial Tobacco Group PLC ..................................          32,100         1,397,271
Intermediate Capital Group PLC ..............................          43,000         1,618,959
Investec PLC ................................................         115,000         1,642,923
Legal & General Group PLC ...................................         443,200         1,370,904
National Grid PLC ...........................................         102,600         1,613,479
Rolls-Royce Group PLC .......................................         129,600         1,243,189
Royal Bank of Scotland Group
   PLC (a) ..................................................          32,600         1,258,033
Scottish & Newcastle PLC (a) ................................         104,600         1,290,429
Vodafone Group PLC ..........................................         955,962         2,742,898
                                                                                ---------------
                                                                                     31,820,744
                                                                                ---------------
TOTAL COMMON STOCKS .........................................                       128,535,424
                                                                                ---------------

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS         SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
INTERNATIONAL EQUITY FUND                             APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                                SHARES         VALUE ($)
--------------------                                            -------------   ---------------
MONEY MARKET FUNDS (1.05%)
UNITED STATES (1.05%)
Dreyfus Cash Management
   Money Market Fund ........................................         685,073           685,073
Dreyfus Cash Management Plus
   Money Market Fund ........................................         685,074           685,074
                                                                                ---------------
TOTAL MONEY MARKET FUNDS ....................................                         1,370,147
                                                                                ---------------
TOTAL INVESTMENTS
   (Cost $103,850,904) (b) - 99.49% ........................                        129,905,571
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.51% ...............                           671,206
                                                                                ---------------
NET ASSETS - 100.00% ........................................                   $   130,576,777
                                                                                ===============


(a)  Represents non-income producing security

(b) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ADR  - American Depositary Receipt


                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS                    SCHEDULE OF PORTFOLIO INVESTMENTS
SHORT-TERM BOND FUND                                  APRIL 30, 2007 (UNAUDITED)

                                                                  PRINCIPAL
SECURITY DESCRIPTION                                              AMOUNT ($)      VALUE ($)
--------------------                                            -------------   ---------------
ASSET BACKED SECURITIES (9.61%)
Brazos Student Loan Finance Corp.,
   Series 1997-A, Class A2, 5.60%,
   12/1/21 * ................................................         147,832           147,962
Chase Manhattan Auto Owner Trust,
   Series 2005-A, Class A3, 3.87%,
   6/15/09 ..................................................       1,051,352         1,042,620
Countrywide Home Equity Loan
   Trust, Series 2004-I, Class A, 5.61%,
   5/15/34 * ................................................          98,175            98,365
Fannie Mae Grantor Trust
   Series 2003-T4, Class 1A
      5.43%, 9/26/33 * ......................................          27,450            27,453
   Series 2002-T5, Class A1
      5.56%, 5/25/32 * ......................................         310,591           310,591
Fannie Mae Whole Loan, Series 2001-
   W1, Class AV1, 5.56%, 8/25/31 * ..........................          34,224            34,227
Fifth Third Home Equity Loan Trust,
   Series 2003-1, Class A, 5.57%,
   9/20/23 * ................................................         228,344           228,534
First Horizon ABS Trust
   Series 2004-HE1, Class A
      5.53%, 1/25/24 * ......................................          63,883            63,913
   Series 2004-HE3, Class A
      5.61%, 10/25/34 * .....................................         112,883           113,107
Fleet Home Equity Loan Trust, Series
   2003-1, Class A, 5.57%, 1/20/33 * ........................         105,214           105,304
GMAC Mortgage Corp. Loan Trust,
   Series 2001-HE3, Class A2, 5.60%,
   3/25/27 * ................................................          69,639            69,736
Greenpoint Home Equity Loan Trust,
   Series 2004-1, Class A, 5.55%,
   7/25/29 * ................................................          98,989            99,406
Honda Auto Receivables Owner Trust,
   Series 2005-2, Class A3, 3.93%,
   1/15/09 ..................................................         791,601           787,796
Household Automotive Trust, Series
   2005-1, Class A4, 4.35%, 6/18/12 .........................         400,000           394,808
MSDWCC Heloc Trust, Series 2003-1,
   Class A, 5.59%, 11/25/15 * ...............................          92,568            92,591
Navistar Financial Corp. Owner Trust,
   Series 2005-A, Class A3, 4.22%,
   2/15/10 ..................................................         500,000           496,413
Onyx Acceptance Owner Trust, Series
   2004-C, Class A4, 3.50%, 12/15/11 ........................         264,339           261,053
Option One Mortgage Loan Trust,
   Series 2003-1, Class A2, 5.74%,
   2/25/33 * ................................................          37,886            37,904
Residential Funding Mortgage
   Securities, Series 2003-HS3, Class
   A2B, 5.61%, 8/25/33 * ....................................          96,622            96,729
USAA Auto Owner Trust, Series 2005-
   2, Class A3, 4.00%, 12/15/09 .............................         657,627           653,178
Wachovia Asset Securitization, Inc.
   Series 2003-HE2, Class AII1
      5.58%, 7/25/33 * ......................................          75,867            75,956
   Series 2002-HE2, Class A
      5.75%, 12/25/32 * .....................................         542,142           542,636
                                                                                ---------------
TOTAL ASSET BACKED SECURITIES ...............................                         5,780,282
                                                                                ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (5.23%)
Bank of America Mortgage Securities,
   Series 2002-G, Class 2A1, 7.51%,
   7/20/32 * ................................................           3,916             4,007
Countrywide Home Equity Loan Trust,
   Series 2004-25, Class 1A3, 5.68%,
   2/25/35 * ................................................         169,663           170,438

                                                                  PRINCIPAL
SECURITY DESCRIPTION                                              AMOUNT ($)      VALUE ($)
--------------------                                            -------------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED
Countrywide Home Loans, Series 2005-
   11, Class 4A1, 5.59%, 2/28/35 * ..........................         356,672           357,405
Freddie Mac, Series 1694, Class PQ,
   6.50%, 9/15/23 ...........................................          72,024            72,135
Freddie Mac Structured Pass Through Securities
   Series T-31, Class A7
      5.57%, 5/25/31 * ......................................         293,658           293,682
   Series T-32, Class A1
      5.58%, 8/25/31 * ......................................          68,527            68,824
   Series T-54, Class 4A
      5.97%, 2/25/43 * ......................................         143,691           144,708
   Series T-57, Class 1A2
      7.00%, 7/25/43 ........................................         711,832           734,077
   Series T-63, Class 1A1, 6.18%,
      2/25/45 * .............................................         384,489           385,571
Merrill Lynch Mortgage Investors,
   Inc., Series 2003-A2, Class 2A2,
   4.21%, 2/25/33 ...........................................          92,576            91,884
MLCC Mortgage Investors, Inc.
   Series 2003-B, Class A1
      5.66%, 4/25/28 * ......................................         121,000           121,342
   Series 1999-A, Class A
      5.70%, 3/15/25 * ......................................         146,758           147,118
Sequoia Mortgage Trust
   Series 9, Class 1A
      5.67%, 9/20/32 * ......................................         139,203           139,372
   Series 10, Class 1A
      5.72%, 10/20/27 * .....................................         118,940           119,039
Structured Asset Securities Corp.,
   Series 2003-9A, Class 2A1, 3.83%,
   3/25/33 ..................................................          70,906            70,389
Washington Mutual, Series 2005-AR1,
   Class A1A, 5.64%, 1/25/45 * ..............................         225,412           225,743
                                                                                ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS ...................                         3,145,734
                                                                                ---------------
CORPORATE BONDS (3.42%)
FINANCIALS (3.42%)
American Express Centurion, 5.41%,
   7/19/07 * ................................................         300,000           300,057
General Electric Capital Corp., Series
   A, 5.25%, 10/27/09 .......................................       1,250,000         1,257,170
Hartford Life Global Funding, 5.52%,
   9/15/09 * ................................................         200,000           200,672
Merrill Lynch & Co., Series B, 5.61%,
   1/2/08 * .................................................         100,000           100,171
National City Bank, 5.37%, 2/7/08 * .........................         200,000           200,101
                                                                                ---------------
TOTAL CORPORATE BONDS .......................................                         2,058,171
                                                                                ---------------
MEDIUM TERM/SENIOR NOTE (1.28%)
FINANCIALS (1.28%)
Goldman Sachs Group, Inc., 6.65%,
   5/15/09 ..................................................         750,000           772,703
                                                                                ---------------
TOTAL MEDIUM TERM/SENIOR NOTE ...............................                           772,703
                                                                                ---------------
TAXABLE MUNICIPAL BONDS (5.07%)
MICHIGAN (0.41%)
State, GO, 3.99%, 11/1/07 ...................................         250,000           248,515
                                                                                ---------------
MISSOURI (1.66%)
Higher Education Loan Authority
   Revenue, Series N, 5.25%, 7/1/32 * .......................         400,000           400,000
State, Series E, 5.28%, 5/1/44 * ............................         600,000           600,000
                                                                                ---------------
                                                                                      1,000,000
                                                                                ---------------

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS         SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
SHORT-TERM BOND FUND                                  APRIL 30, 2007 (UNAUDITED)

                                                                  PRINCIPAL
SECURITY DESCRIPTION                                              AMOUNT ($)      VALUE ($)
--------------------                                            -------------   ---------------
TAXABLE MUNICIPAL BONDS, CONTINUED
PENNSYLVANIA (1.00%)
Higher Education Assistance Agency,
   5.31%, 9/1/43 * ..........................................         600,000           600,000
                                                                                ---------------
TEXAS (2.00%)
Brazos, Series A-11, 5.30%, 12/1/38 * .......................         600,000           600,000
Panhandle-Plains, Series A-3, 5.27%,
   4/1/31 * .................................................         600,000           600,000
                                                                                ---------------
                                                                                      1,200,000
                                                                                ---------------
TOTAL TAXABLE MUNICIPAL BONDS ...............................                         3,048,515
                                                                                ---------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES (6.53%)
Fannie Mae
   3.64%, 7/1/07, Pool #385793 * ............................         925,759           919,834
   4.12%, 5/1/34, Pool #784365 * ............................         114,272           112,970
   4.38%, 6/1/34, Pool #789463 * ............................         354,579           349,989
   4.50%, 4/1/13, Pool #254717 ..............................         828,565           815,043
   4.84%, 1/1/35, Pool #810896 * ............................         564,065           562,760
   5.05%, 7/1/35, Pool #834933 * ............................         730,107           731,673
   5.50%, 1/1/10, Pool #687086 ..............................         233,498           233,029
   5.55%, 11/1/21, Pool #365421 * ...........................          75,432            76,413
   6.33%, 6/1/40, Pool #557072 * ............................          20,999            21,369
   6.50%, 12/1/15, Pool #545927 .............................          44,326            45,424
   8.50%, 8/1/30, Pool #542611 ..............................          13,963            15,048
Freddie Mac, 7.18%, 4/1/29 , Pool
   #846367 * ................................................          15,568            15,827
Small Business Administration
   8.88%, 1/25/10, Pool #503653 * ...........................          15,673            15,840
   9.48%, 5/25/15, Pool #502966 * ...........................          15,428            16,144
                                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY
PASS-THROUGH SECURITIES .....................................                         3,931,363
                                                                                ---------------
U.S. GOVERNMENT AGENCY SECURITIES (33.34%)
Federal Farm Credit Bank
   5.03%, 3/14/08 ...........................................         500,000           499,484
   5.08%, 3/16/09 ...........................................         500,000           501,815
   5.15%, 9/14/07 ...........................................         500,000           499,919
   5.20%, 5/2/08 ............................................         500,000           500,541
   5.30%, 8/7/07 ............................................         500,000           500,100
Federal Home Loan Bank
   5.05%, 10/11/07 ..........................................         400,000           399,689
   5.09%, 10/7/08 ...........................................         500,000           500,936
   5.10%, 3/6/08 ............................................         750,000           749,756
   5.13%, 5/8/07 ............................................         250,000           249,992
   5.13%, 5/24/07 ...........................................         250,000           249,976
   5.13%, 12/18/07 ..........................................         750,000           749,446
   5.13%, 4/16/08 ...........................................         500,000           500,208
   5.20%, 1/9/08 ............................................         750,000           749,694
   5.25%, 8/28/07 ...........................................       1,000,000         1,000,136
   5.25%, 2/5/08 ............................................       1,000,000         1,000,501
   5.50%, 6/21/07 ...........................................         250,000           250,082
   5.50%, 8/28/09 ...........................................         750,000           749,858
Federal Home Loan Mortgage Corporation
   4.75%, 3/5/09 ............................................       1,000,000           997,712
   5.05%, 2/14/08 ...........................................       1,000,000           998,824
   5.13%, 9/28/07 ...........................................         500,000           499,759
   5.25%, 5/16/07 ...........................................         750,000           749,989
   5.25%, 11/20/09 ..........................................         500,000           499,782



                                                                  SHARES OR
                                                                  PRINCIPAL
SECURITY DESCRIPTION                                              AMOUNT ($)        VALUE ($)
--------------------                                            -------------   ---------------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED
Federal National Mortgage Association
   4.50%, 2/15/11 ...........................................       3,500,000         3,466,207
   5.15%, 9/21/07 ...........................................         250,000           249,938
   5.20%, 9/28/07 ...........................................         400,000           400,025
   5.25%, 10/30/07 ..........................................         500,000           499,878
   5.25%, 12/3/07 ...........................................         250,000           249,966
   5.25%, 6/11/08 ...........................................       1,000,000           999,589
   5.38%, 4/3/08 ............................................         250,000           250,021
   5.40%, 2/1/08 ............................................         500,000           500,698
SBA Participation Certificates, Series
   2000-10C, Class 1, 7.88%, 5/1/10 .........................          51,061            52,230
                                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                              20,066,751
                                                                                ---------------
U.S. TREASURY OBLIGATIONS (30.71%)
U.S. Treasury Bills **
   4.85%, 6/7/07 ............................................         500,000           497,582
   4.86%, 6/14/07 ...........................................         500,000           497,127
   4.86%, 8/30/07 ...........................................       1,500,000         1,475,749
   4.86%, 9/20/07 ...........................................       1,500,000         1,471,482
   4.94%, 8/9/07 ............................................       4,500,000         4,440,123
   4.95%, 7/19/07 ...........................................         500,000           494,788
   5.03%, 5/24/07 ...........................................       1,500,000         1,495,506
U.S. Treasury Notes
   3.25%, 8/15/08 ...........................................       2,895,000         2,838,909
   3.50%, 5/31/07 ...........................................         600,000           599,250
   3.63%, 6/30/07 ...........................................         500,000           498,906
   3.63%, 7/15/09 ...........................................       4,000,000         3,920,624
   4.38%, 5/15/07 ...........................................         250,000           249,922
                                                                                ---------------
TOTAL U.S. TREASURY OBLIGATIONS                                                      18,479,968
                                                                                ---------------
Investment Companies (2.33%)
American Beacon Money Market
   Select Fund ..............................................       1,404,820         1,404,820
                                                                                ---------------
TOTAL INVESTMENT COMPANIES ..................................                         1,404,820
                                                                                ---------------
TOTAL INVESTMENTS
   (Cost $58,920,741) (a) - 97.52% ..........................                        58,688,307
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.48% ...............                         1,494,059
                                                                                ---------------
NET ASSETS - 100.00% ........................................                   $    60,182,366
                                                                                ===============

* Variable rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2007.

**  Rate represents the effective yield at purchase.

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

GO  General Obligation

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS                    SCHEDULE OF PORTFOLIO INVESTMENTS
INTERMEDIATE BOND FUND                                APRIL 30, 2007 (UNAUDITED)

                                                                  PRINCIPAL
SECURITY DESCRIPTION                                              AMOUNT ($)       VALUE ($)
--------------------                                            -------------   ---------------
ASSET BACKED SECURITIES (7.45%)
Green Tree Financial Corp., Series
   1997-7, Class A8, 6.86%, 7/15/29 .........................         155,722           160,758
Harley-Davidson Motorcycle Trust,
   Series 2005-3A2, 4.41%, 6/15/12 ..........................         500,000           495,860
Household Automotive Trust, Series
   2005-3, Class A3, 4.80%, 10/17/10 ........................         400,000           398,710
Hyundai Auto Receivables Trust,
   Series 2005-A, Class A3, 3.98%,
   11/16/09 .................................................         327,621           325,184
MSDWCC Heloc Trust, Series 2003-1,
   Class A, 5.59%, 11/25/15 * ...............................          92,568            92,591
Nissan Auto Receivables Owner Trust,
   Series 2005-B, Class A3, 4.05%,
   7/15/09 ..................................................         331,505           329,373
Onyx Acceptance Owner Trust, Series
   2004-C, Class A4, 3.50%, 12/15/11 ........................         242,311           239,299
Triad Auto Receivables Owner Trust,
   Series 2005-B, Class A3, 4.28%,
   6/14/10 ..................................................         235,920           234,330
Volkswagen Auto Lease Trust, Series
   2005-A, Class A3, 3.87%, 5/20/08 .........................         107,752           107,464
Wachovia Asset Securitization, Inc.,
   Series 2003-HE2, Class AII1, 5.58%,
   7/25/33 * ................................................          75,867            75,956
WFS Financial Owner Trust, Series
   2005-3, Class A4, 4.38%, 5/19/13 .........................         300,000           297,218
                                                                                ---------------
TOTAL ASSET BACKED SECURITIES ...............................                         2,756,743
                                                                                ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (16.77%)
CS First Boston Mortgage Securities
   Corp, Series 2004-AR5, Class 10A1,
   4.99%, 6/25/34 * .........................................         137,512           137,334
Fannie Mae
   Series 2003-92, Class HP
      4.50%, 9/25/18 ........................................         508,257           498,601
   Series 2002-16, Class XU
      5.50%, 4/25/17 ........................................       3,100,000         3,125,409
   Series 2002-49, Class KG
      5.50%, 8/25/17 ........................................         500,000           504,747
Fannie Mae Grantor Trust, Series
   2004-T3, Class 1A1, 6.00%, 2/25/44 .......................         510,543           514,833
Fannie Mae Whole Loan, Series 2004-
   W8, Class 3A, 7.50%, 6/25/44 .............................         212,468           222,699
Freddie Mac Structured Pass Through
   Securities, Series T-58, Class 2A,
   6.50%, 9/25/43 ...........................................         325,401           333,286
MLCC Mortgage Investors, Inc.
   Series 2003-D, Class A
      5.63%, 8/25/28 * ......................................         123,581           123,756
Series 2003-B, Class A1
   5.66%, 4/25/28 * .........................................         100,834           101,118
Sequoia Mortgage Trust, Series 10,
   Class 1A, 5.72%, 10/20/27 * ..............................         118,939           119,039
Washington Mutual, Series 2003-AR1,
   Class A6, 4.47%, 3/25/33 * ...............................         531,257           527,727
                                                                                ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS ...................                         6,208,549
                                                                                ---------------
CORPORATE BONDS (19.75%)
Consumer Discretionary (3.25%)
Fedex Corp., 7.52%, 1/15/18 .................................         115,676           121,871
Honeywell International, 6.13%, 11/1/11 .....................         250,000           260,686
Ingersoll-Rand Co., 4.75%, 5/15/15 ..........................         125,000           118,354
Masco Corp., 5.88%, 7/15/12 .................................         175,000           176,411
McDonald's Corp., 8.88%, 4/1/11 .............................         125,000           141,460
Prologis, 5.25%, 11/15/10 ...................................          85,000            85,460
Thermo Electron Corp., 5.00%, 6/1/15 ........................         125,000           118,154


                                                                  PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT         VALUE ($)
--------------------                                            -------------   ---------------
CORPORATE BONDS, CONTINUED
Thomson Corp., 6.20%, 1/5/12 ................................         175,000           181,676
                                                                                ---------------
                                                                                      1,204,072
                                                                                ---------------
CONSUMER STAPLES (1.31%)
Conagra, Inc., 7.88%, 9/15/10 ...............................          99,000           107,113
Kellogg Co., 6.60%, 4/1/11 ..................................         210,000           220,535
Kraft Foods, Inc., 6.25%, 6/1/12 ............................         150,000           155,993
                                                                                ---------------
                                                                                        483,641
                                                                                ---------------
ENERGY (0.46%)
Marathon Oil Corp., 6.13%, 3/15/12 ..........................         165,000           170,974
                                                                                ---------------
FINANCIALS (11.65%)
American Express Credit, 5.00%,
   12/2/10 ..................................................         175,000           175,040
AmSouth Bancorp, 6.13%, 3/1/09 ..............................         100,000           101,581
Bank of America Corp., 7.40%,
   1/15/11 ..................................................         300,000           322,755
Bank One Corp., 10.00%, 8/15/10 .............................         230,000           260,695
Berkley Corp., 5.13%, 9/30/10 ...............................         150,000           149,222
Citigroup, Inc., 6.50%, 1/18/11 .............................         115,000           120,450
City National Bank, 6.75%, 9/1/11 ...........................         250,000           265,012
First Tennessee Bank, 5.05%, 1/15/15 ........................         200,000           192,161
First Union National Bank, 7.80%,
   8/18/10 ..................................................         300,000           322,681
Firstar Bank N.A., 7.13%, 12/1/09 ...........................         150,000           157,507
Fort Eustis, 4.98%, 12/15/20 ................................         200,000           194,102
Goldman Sachs Group, Inc., 6.88%,
   1/15/11 ..................................................         225,000           238,113
Manufacturers & Traders Trust Co.,
   5.59%, 12/28/20 * ........................................         169,000           167,559
Marshall & Ilsley Bank, 6.38%, 9/1/11 .......................         200,000           209,587
Metlife, Inc., 5.38%, 12/15/12 ..............................          80,000            80,903
Morgan Stanley Dean Witter, 6.75%,
   4/15/11 ..................................................         250,000           264,317
National City Bank, 6.20%, 12/15/11 .........................         150,000           156,341
National City Bank of Kentucky,
   6.30%, 2/15/11 ...........................................          75,000            77,907
PNC Funding Corp., 6.13%, 2/15/09 ...........................         150,000           152,365
Safeco Corp., 4.88%, 2/1/10 .................................         150,000           148,999
Sovereign Bank, 4.00%, 2/1/08 ...............................         250,000           247,442
U.S. Bank N.A. Minnesota, 6.38%,
   8/1/11 ...................................................         150,000           157,098
Unitrin, Inc., 5.75%, 7/1/07 ................................         150,000           150,056
                                                                                ---------------
                                                                                      4,311,893
                                                                                ---------------
HEALTH CARE (0.90%)
American Home Products, 6.95%,
   3/15/11 ..................................................         135,000           143,593
Schering-Plough Corp., 5.55%,
   12/1/13 * ................................................         185,000           189,076
                                                                                ---------------
                                                                                        332,669
                                                                                ---------------
INDUSTRIALS (0.34%)
Praxair, Inc., 6.50%, 3/1/08 ................................         125,000           126,176
                                                                                ---------------
MATERIALS (1.39%)
Alcan, Inc., 6.25%, 11/1/08 .................................         170,000           172,152
Alcoa Inc., 6.00%, 1/15/12 ..................................         165,000           169,596
Bemis Company, Inc., 4.88%, 4/1/12 ..........................         175,000           171,665
                                                                                ---------------
                                                                                        513,413
                                                                                ---------------
UTILITIES (0.45%)
General Electric Co., 5.00%, 2/1/13 .........................         170,000           168,769
                                                                                ---------------
TOTAL CORPORATE BONDS .......................................                         7,311,607
                                                                                ---------------
MEDIUM TERM/SENIOR NOTE (0.63%)
CONSUMER DISCRETIONARY (0.63%)
Stanford University, Series A, 6.16%, 4/30/11 ...............         225,000           234,008
                                                                                ---------------
TOTAL MEDIUM TERM/SENIOR NOTE ...............................                           234,008
                                                                                ---------------

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
INTERMEDIATE BOND FUND                                               APRIL 30, 2007 (UNAUDITED)


                                                                  PRINCIPAL
SECURITY DESCRIPTION                                              AMOUNT ($)       VALUE ($)
--------------------                                            -------------   ---------------
TAXABLE MUNICIPAL BONDS (9.38%)
ARKANSAS (1.19%)
State, Water-Waste Disposal, Series
   A, GO, 6.00%, 7/1/08 , OID ...............................         435,000           439,450
                                                                                ---------------
ILLINOIS (1.83%)
Chicago, Series C, SERIES C, 4.69%,
   1/1/11 ...................................................         175,000           173,710
Chicago, Series D, GO, 4.72%, 1/1/12 ........................         200,000           198,090
Loyola University, Series C, 4.80%,
   7/1/13 ...................................................         150,000           145,068
State, Pension, GO, 3.55%, 6/1/11 ...........................         170,000           160,878
                                                                                ---------------
                                                                                        677,746
                                                                                ---------------
INDIANA (0.73%)
State, Series A, 3.69%, 1/15/08 .............................         275,000           271,887
                                                                                ---------------
IOWA (0.75%)
Davenport, Series A, GO, 4.60%,
   6/1/12 , OID .............................................         160,000           157,558
Des Moines, Hotel & Motel, GO,
   5.85%, 12/1/11 , OID .....................................         115,000           119,300
                                                                                ---------------
                                                                                        276,858
                                                                                ---------------
MAINE (0.77%)
State, GO, 3.25%, 6/15/10 ...................................         300,000           285,789
                                                                                ---------------
MICHIGAN (0.34%)
State, GO, 3.99%, 11/1/07 ...................................         125,000           124,258
                                                                                ---------------
MINNESOTA (0.48%)
Kandiyohi County, Series A, 5.00%,
   6/15/15 ..................................................         180,000           177,804
                                                                                ---------------
MISSISSIPPI (0.51%)
Jackson County, 5.00%, 6/1/13 ...............................         190,000           188,157
                                                                                ---------------
NEW YORK (0.40%)
New York, Series J, 2.60%, 6/1/07 ...........................         150,000           149,680
                                                                                ---------------
OREGON (0.61%)
State, Alternative Energy Project,
   Series F, GO, 5.25%, 10/1/09 , OID .......................         225,000           225,846
                                                                                ---------------
PENNSYLVANIA (0.51%)
Bethlehem, Series B, GO, 4.85%,
   11/1/13 ..................................................         190,000           187,937
                                                                                ---------------
TENNESSEE (0.48%)
State, Series B, GO, 6.00%, 2/1/09 ..........................         175,000           178,010
                                                                                ---------------
TEXAS (0.45%)
State, Water Financial Assistance,
   GO, 3.50%, 8/1/11 ........................................         175,000           164,904
                                                                                ---------------
WISCONSIN (0.33%)
State, Series A, GO, 4.80%, 5/1/13 ..........................         125,000           123,463
                                                                                ---------------
TOTAL TAXABLE MUNICIPAL BONDS ...............................                         3,471,789
                                                                                ---------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES (16.04%)
Fannie Mae
   3.93%, 6/1/33, Pool #708318 * ............................         229,509           229,078
   4.17%, 2/1/09, Pool #386844 ..............................         460,328           453,244
   4.24%, 3/1/34, Pool #776486 * ............................         219,571           217,290
   4.61%, 7/1/12, Pool #387461 ..............................       1,250,000         1,222,726
   4.67%, 1/1/10, Pool #385732 ..............................         454,569           446,113

                                                                  SHARES OR
                                                                  PRINCIPAL
SECURITY DESCRIPTION                                              AMOUNT ($)        VALUE ($)
--------------------                                            -------------   ---------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES, CONTINUED
      4.73%, 12/1/12, Pool #385682 ..........................         455,369           449,969
      4.84%, 1/1/35, Pool #810896 * .........................       1,128,129         1,125,521
      5.01%, 4/1/11, Pool #387392 ...........................         732,196           730,205
      5.55%, 11/1/21, Pool #365421 * ........................         156,099           158,129
Freddie Mac
      4.58%, 11/1/18, Pool #B10834 ..........................         916,620           890,123
      7.18%, 4/1/29, Pool #846367 * .........................          15,568            15,826
                                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY
PASS-THROUGH SECURITIES .....................................                         5,938,224
                                                                                ---------------
U.S. GOVERNMENT AGENCY SECURITIES (18.91%)
Federal Farm Credit Bank
      5.00%, 9/21/09 ........................................         500,000           501,912
      5.03%, 3/14/08 ........................................         500,000           499,484
      5.08%, 3/16/09 ........................................         500,000           501,815
      5.20%, 5/2/08 .........................................         500,000           500,541
Federal Home Loan Bank
      5.00%, 2/29/08 ........................................         500,000           499,410
      5.00%, 10/2/09 ........................................         500,000           502,058
      5.13%, 6/13/08 ........................................         100,000           100,098
      5.35%, 12/28/09 .......................................         500,000           499,429
      5.40%, 9/5/08 .........................................         750,000           750,030
   Series 663
      5.50%, 6/27/08 ........................................         500,000           500,284
Federal Home Loan Mortgage Corporation
      5.25%, 5/16/07 ........................................         500,000           499,993
      5.38%, 5/15/08 ........................................         150,000           150,016
      5.40%, 12/27/11 .......................................         750,000           748,648
Federal National Mortgage Association
      5.00%, 5/11/17 ........................................         500,000           499,214
      5.20%, 6/2/08 .........................................         100,000           100,141
      5.55%, 5/4/09 .........................................         150,000           149,994
                                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES .....................                         7,003,067
                                                                                ---------------
U.S. TREASURY OBLIGATIONS (6.56%)
U.S. Treasury Bill, 4.95%, 8/9/07 ** ........................         500,000           493,347
U.S. Treasury Bond, 7.25%, 5/15/16 ..........................          70,000            83,377
U.S. Treasury Notes
      3.88%, 9/15/10 ........................................         295,000           289,296
      4.00%, 2/15/15 ........................................         300,000           288,375
      4.25%, 1/15/11 ........................................         450,000           446,115
      4.38%, 8/15/12 ........................................         335,000           333,273
      4.50%, 11/15/15 .......................................         500,000           496,015
                                                                                ---------------
TOTAL U.S. TREASURY OBLIGATIONS .............................                         2,429,798
                                                                                ---------------
INVESTMENT COMPANIES (0.96%)
American Beacon Money Market
   Select Fund ..............................................         353,762           353,762
                                                                                ---------------
TOTAL INVESTMENT COMPANIES ..................................                           353,762
                                                                                ---------------
TOTAL INVESTMENTS
   (Cost $35,892,141) (a) - 96.45% ..........................                        35,707,547
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.55% ...............                         1,315,438
                                                                                ---------------
NET ASSETS - 100.00% ........................................                   $    37,022,985
                                                                                ===============

* Variable rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2007.

**   Rate represents the effective yield at purchase.

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

GO   General Obligation

OID  Original Issue Discount

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS                    SCHEDULE OF PORTFOLIO INVESTMENTS
KANSAS TAX-EXEMPT BOND FUND                           APRIL 30, 2007 (UNAUDITED)

                                                                  PRINCIPAL
SECURITY DESCRIPTION                                              AMOUNT ($)       VALUE ($)
--------------------                                            -------------   ---------------
MUNICIPAL BONDS (99.13%)
KANSAS (99.13%)
Augusta, Waterworks Revenue, Series
      A, 5.00%, 4/1/19, Callable 10/1/14
      @ 100 , RADIAN ........................................       1,180,000         1,241,077
Burlington, Environmental Improvement Revenue
      4.75%, 10/1/17, Mandatory Put
      10/1/07 @ 100 .........................................       1,225,000         1,227,781
      3.55%, 12/1/23 ........................................       1,000,000         1,000,000
Butler & Sedgwick County, School District #385, GO
      5.60%, 9/1/12, FSA ....................................       1,775,000         1,936,631
      5.00%, 9/1/18, Callable 9/1/15 @
      100, MBIA .............................................       2,000,000         2,156,520
      5.00%, 9/1/19, Callable 9/1/10 @
      100, FGIC .............................................         100,000           104,189
Butler County, School District #490, GO
      5.00%, 9/1/23, Callable 9/1/15 @
      100, FSA ..............................................         500,000           532,900
   Series B
      5.00%, 9/1/24, Callable 9/1/15 @
      100, FSA ..............................................       1,085,000         1,154,028
Cherokee County, COP
      5.00%, 12/1/21, Callable 12/1/15
      @ 100, FGIC ...........................................       1,170,000         1,253,339
      6.25%, 12/1/23, Pre-refunded
      6/1/08 @ 100 ..........................................         930,000           953,659
Chisholm Creek, Water & Sewer Revenue
      5.25%, 9/1/14, Pre-refunded
      9/1/12 @ 100, MBIA ....................................         710,000           763,449
      5.25%, 9/1/15, Pre-refunded
      9/1/12 @ 100, MBIA ....................................         400,000           430,112
Coffeyville Community College,
   Revenue, Series A, 5.05%, 10/1/25,
   Callable 10/1/15 @ 100 ...................................       1,975,000         2,100,886
Cowley County, School District #465,
   GO, 5.25%, 10/1/15, Callable
   10/1/13 @ 100 , MBIA .....................................       1,310,000         1,418,691
Dodge City, School District #443,
   GO, 4.70%, 9/1/15, Callable 9/1/08
   @ 100 , FSA ..............................................         975,000           986,466
Douglas County, GO, Series A,
   5.00%, 8/1/18, Callable 8/1/13 @
   100 , AMBAC ..............................................       1,935,000         2,052,938
Douglas County, School District #497,
   GO, 5.00%, 9/1/07 ........................................       1,000,000         1,004,070
El Dorado, Water Utility Systems
   Revenue, 4.75%, 10/1/07, Callable
   06/25/07 @ 100 ...........................................         200,000           200,184
Ellis, Water System Revenue, 5.00%,
   10/1/26, Callable 10/1/16 @ 100 ..........................         700,000           704,501
Finney County, GO, 5.00%, 12/1/10,
   Callable 12/1/07 @ 100 , MBIA ............................         500,000           503,780
Franklin County COP, Mental Health,
   4.75%, 9/1/21, Callable 9/1/13 @
   100 ......................................................         750,000           753,210
Franklin County, School District #289,
   GO, 5.35%, 9/1/11 , FSA ..................................         230,000           246,079
Garnett Combined Utility Revenue,
   5.00%, 10/1/17, Callable 10/1/08 @
   100 , MBIA ...............................................         455,000           463,108
Geary County, School District #475, GO
      5.25%, 9/1/18, Callable 9/1/15 @
      100, MBIA .............................................         795,000           877,187
      5.25%, 9/1/20, Callable 9/1/15 @
      100, MBIA .............................................       2,025,000         2,220,696
Gray County, School District #102, GO
      5.00%, 9/1/15, Callable 9/1/08 @
      100 ...................................................         800,000           811,752
      6.80%, 9/1/15, Callable 1/2/07 @
      100 ...................................................          10,000            10,026

                                                                  PRINCIPAL
SECURITY DESCRIPTION                                              AMOUNT ($)       VALUE ($)
--------------------                                            -------------   ---------------
MUNICIPAL BONDS, CONTINUED
Great Bend, Water System Revenue,
   Series A, 5.15%, 9/1/19, Pre-
   refunded 9/1/08 @ 100 ....................................       1,000,000         1,018,830
Harvey County, School District #373,
   GO, 4.80%, 9/1/18, Callable 9/1/08
   @ 100 , FSA, OID .........................................       2,000,000         2,021,940
Hiawatha Kansas Healthcare Facilities Revenue
      4.10%, 4/1/17, Callable 4/1/12 @
      100 ...................................................         100,000            99,113
      4.15%, 4/1/18, Callable 4/1/12 @
      100 ...................................................         200,000           198,090
Hosington Public Building Corp.,
   Health Care Facilities Revenue,
   5.00%, 11/1/23, Callable 11/1/14 @
   100 , AMBAC ..............................................       1,700,000         1,802,374
Johnson County, Community College,
   Student Commons & Parking
   Revenue, 5.00%, 11/15/24, Callable
   11/15/12 @ 100 , AMBAC ...................................       1,000,000         1,047,160
Johnson County, Parks and
   Recreation Foundation Revenue,
   5.38%, 9/1/16, Callable 9/1/11 @
   100 ......................................................       1,000,000         1,057,340
Johnson County, Parks and
   Recreation Foundation Revenue,
   Series B, 5.00%, 9/1/23, Callable
   9/1/13 @ 100 .............................................         870,000           915,188
Johnson County, School District #231, GO
      5.00%, 10/1/23, Callable 10/1/14
      @ 100, FGIC ...........................................       1,080,000         1,144,379
      5.00%, 10/1/25, Callable 10/1/16
      @ 100, AMBAC ..........................................       1,070,000         1,144,525
Johnson County, School District #232, GO
      5.40%, 9/1/14, Pre-refunded
      9/1/07 @ 100, MBIA ....................................       1,050,000         1,055,943
      5.00%, 3/1/15, MBIA ...................................         500,000           542,385
      5.25%, 9/1/20, Callable 9/1/15 @
      100, FSA ..............................................       1,325,000         1,453,048
      5.25%, 9/1/23, Callable 9/1/15 @
      100, FSA ..............................................       1,000,000         1,090,700
Johnson County, School District #233, GO
      5.00%, 9/1/14, Callable 9/1/09 @
      100, FGIC .............................................       1,000,000         1,026,890
   Series B
      5.50%, 9/1/14, FGIC ...................................         325,000           360,471
Junction City, Water & Sewer, GO,
   4.80%, 9/1/16, Callable 9/1/08 @
   100 , MBIA, OID ..........................................       1,620,000         1,640,072
Kingman County, School District
   #331, GO, 5.80%, 10/1/16, Pre-
   refunded 10/1/10 @ 100 , FGIC,
   OID ......................................................       1,545,000         1,650,570
LA Cygne, Environmental
   Improvements Revenue, Kansas
   City Power and Light, 4.05%,
   3/1/15, XLCA .............................................         382,000           387,363
Lawrence, Hospital Revenue, Lawrence Memorial
Hospital
      5.38%, 7/1/16, Callable 7/1/13 @
      100 ...................................................       1,000,000         1,064,260
      6.00%, 7/1/19, Pre-refunded
      7/1/09 @ 100, RADIAN ..................................       1,000,000         1,048,560
      5.25%, 7/1/21, Callable 7/1/16 @
      100 ...................................................         610,000           652,035
Leavenworth County, School District
   #453, GO, 4.80%, 9/1/12, Pre-
   refunded 9/1/07 @ 100 , FGIC, OID ........................         460,000           461,743
Leavenworth County, School District
   #464, GO, 5.00%, 9/1/25, Callable
   9/1/15 @ 100 , MBIA ......................................       1,380,000         1,500,281

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
KANSAS TAX-EXEMPT BOND FUND                                          APRIL 30, 2007 (UNAUDITED)

                                                                  PRINCIPAL
SECURITY DESCRIPTION                                              AMOUNT ($)       VALUE ($)
--------------------                                            -------------   ---------------
MUNICIPAL BONDS, CONTINUED
Leavenworth County, School District
   #469, GO, 5.00%, 9/1/24, Pre-
   refunded 9/1/15 @ 100 , FGIC .............................       1,000,000         1,087,160
Leawood, GO
   Series B
      5.00%, 9/1/10, Callable 6/29/07
      @ 100 .................................................         105,000           105,114
      5.25%, 9/1/16, Pre-refunded
      9/1/10 @ 100 ..........................................         340,000           352,094
Lyon County, School District #253,
   GO, 5.00%, 9/1/12 , FGIC .................................         250,000           265,573
Maize, Public Building Commission
   Revenue, 5.25%, 5/1/25, Callable
   5/1/11 @ 100 .............................................       1,000,000         1,010,750
Maize, Water and Sewer System
   Revenue, 5.25%, 8/1/26, Callable
   8/1/16 @ 100 .............................................       1,000,000         1,021,220
Miami County, School District #367, GO, Series A
      5.00%, 9/1/16, Callable 9/1/08 @
      100, FGIC, OID ........................................         900,000           914,976
      5.00%, 9/1/25, Callable 9/1/15 @
      100, FSA ..............................................       1,310,000         1,392,399
Miami County, School District #416,
   GO, 5.00%, 9/1/20, Callable 9/1/16
   @ 100 , MBIA .............................................       1,125,000         1,213,627
Neosho County, Community College
   Revenue, 5.00%, 6/1/25, Callable
   6/1/15 @ 100 .............................................         605,000           611,486
Newton, Wastewater Treatment
   System Revenue, 4.90%, 3/1/12,
   Callable 3/1/07 @ 100 ....................................         700,000           701,526
Olathe, Health Facilities Revenue, Olathe County
Hospital
      3.93%, 9/1/29 +  ......................................       1,000,000         1,000,000
   Series A
      4.06%, 9/1/32 +  ......................................       1,885,000         1,885,000
Olathe, Special Obligation, Tax Increment Revenue
      4.75%, 3/1/11 .........................................       1,000,000           999,590
      5.00%, 3/1/16 .........................................         500,000           504,765
Overland Park, GO, 5.00%, 9/1/19,
   Callable 9/1/13 @ 100 ....................................         630,000           672,865
Pittsburg, Special Obligation Tax
   Increment Revenue, 4.90%, 4/1/24,
   Callable 4/1/16 @ 100 , OID ..............................       1,250,000         1,259,825
Pratt, Electric System Revenue,
   6.60%, 11/1/07 , AMBAC ...................................          70,000            70,999
Reno County, School District #308,
   GO, 5.00%, 9/1/16 , MBIA .................................         500,000           544,675
Rice County, COP, 5.30%, 12/1/19,
   Callable 12/1/09 @ 100 , MBIA ............................       1,425,000         1,477,326
Rice County, Public Building
   Commission Revenue, Hospital
   District #1, GO, 4.50%, 12/1/26,
   Callable 12/1/10 @ 100 , RADIAN ..........................         500,000           496,125
Rice County, School District #444,
   GO, 5.08%, 9/1/14, Callable 9/1/07
   @ 100 ....................................................         755,000           758,397
Riley County, School District #383,
   GO, 5.00%, 11/1/14, Callable
   11/1/11 @ 100 , MBIA .....................................       1,000,000         1,049,150
Roeland Park, Special Obligation
   Revenue, 5.38%, 8/1/19, Callable
   8/1/15 @ 100 , OID .......................................         500,000           497,520
Salina, Hospital Revenue, Salina
   Regional Health Center, 5.00%,
   10/1/20, Callable 4/1/16 @ 100 ...........................         460,000           483,957
Saline County, School District #305, GO
      4.75%, 9/1/14, Pre-refunded
      9/1/08 @ 100, FSA, OID ................................       2,025,000         2,049,583

                                                                  PRINCIPAL
SECURITY DESCRIPTION                                              AMOUNT ($)       VALUE ($)
--------------------                                            -------------   ---------------
MUNICIPAL BONDS, CONTINUED
      5.50%, 9/1/17, Pre-refunded
      9/1/11 @ 100, FSA .....................................         780,000           830,474
      5.50%, 9/1/17, Callable 9/1/11 @
      100, FSA ..............................................         220,000           234,964
Sedgwick & Shawnee Counties, Single Family
Revenue
   Series B-1
      8.05%, 5/1/14, GNMA ...................................          25,000            25,848
   Series A-2
      6.70%, 6/1/29, GNMA ...................................         185,000           186,571
Sedgwick County, School District #260, GO
      5.50%, 10/1/13, Pre-refunded
      10/1/09 @ 100, FGIC ...................................       1,595,000         1,662,086
      5.50%, 10/1/14, Pre-refunded
      10/1/09 @ 100, FGIC, OID ..............................       1,675,000         1,746,238
Sedgwick County, School District #261, GO
      4.00%, 11/1/13, FSA ...................................         500,000           507,435
      4.75%, 11/1/17, Pre-refunded
      11/1/09 @ 100, FSA, OID ...............................       1,525,000         1,565,016
Sedgwick County, School District
   #265, GO, 4.30%, 10/1/07 , FSA ...........................       1,000,000         1,002,540
Sedgwick County, Single Family
   Mortgage Revenue, Series A-2,
   Series A-2, 6.50%, 12/1/16 , GNMA ........................          35,000            36,540
Seneca Kansas Public Building
   Common Revenue, 4.88%, 9/1/27,
   Callable 9/1/14 @ 100 ....................................       1,000,000           984,090
Shawnee County Kansas Ctfs Partn
   Energy Conservation Project, COP,
   5.00%, 9/1/22, Callable 9/1/15 @
   100 ......................................................       1,640,000         1,721,885
Shawnee County, COP
      3.50%, 9/1/07 .........................................         345,000           343,765
      4.50%, 12/1/08 ........................................         515,000           517,869
Shawnee County, Series A, GO,
   5.00%, 9/1/19, Callable 9/1/15 @
   100 ......................................................         700,000           752,724
State, Department of Transportation, Highway
Revenue
      5.50%, 9/1/14 .........................................       1,000,000         1,113,200
   Series C-1
      3.94%, 9/1/19 + .......................................       1,000,000         1,000,000
   Series C-2
      3.94%, 9/1/19 + .......................................       1,000,000         1,000,000
   Series C-1
      3.86%, 9/1/20, Callable 9/1/16 @
      100 + .................................................       1,000,000         1,000,000
      3.94%, 9/1/21 + .......................................         400,000           400,000
State, Development Finance Authority Revenue
      4.20%, 6/1/07, FSA, OID ...............................       1,000,000         1,000,270
      5.40%, 4/1/10, Callable 6/29/07
      @ 100 .................................................         500,000           500,725
      5.00%, 8/1/11, Callable 8/1/09 @
      100, MBIA .............................................         500,000           513,520
      5.00%, 8/1/11, AMBAC ..................................         380,000           399,372
      5.00%, 8/1/11, AMBAC ..................................         120,000           126,214
      5.00%, 10/1/13, Callable 10/1/12
      @ 100, AMBAC ..........................................         500,000           530,085
      5.50%, 5/1/14, Pre-refunded
      5/1/07 @ 100 ..........................................       1,000,000         1,000,000
      5.50%, 8/1/15, Pre-refunded
      8/1/11 @ 100, MBIA ....................................       1,500,000         1,606,890
      5.00%, 10/1/16 ........................................       1,585,000         1,731,628
      5.00%, 4/1/17, Callable 4/1/14 @
      101, FGIC .............................................         595,000           640,726
      5.00%, 4/1/18, Callable 4/1/14 @
      101, FGIC .............................................         370,000           397,502

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
KANSAS TAX-EXEMPT BOND FUND                                          APRIL 30, 2007 (UNAUDITED)

                                                                  PRINCIPAL
SECURITY DESCRIPTION                                              AMOUNT ($)       VALUE ($)
--------------------                                            -------------   ---------------
MUNICIPAL BONDS, CONTINUED
      5.00%, 4/1/18, Pre-refunded
      4/1/14 @ 101, FGIC ....................................         130,000           141,062
      5.25%, 10/1/18, Callable 10/1/12
      @ 100 .................................................       1,610,000         1,726,419
      5.00%, 4/1/19, Callable 4/1/09 @
      100, AMBAC, OID .......................................       1,000,000         1,019,300
      5.00%, 4/1/20, Callable 4/1/14 @
      101, FGIC .............................................         515,000           550,334
      5.00%, 11/1/20, Callable 11/1/16
      @ 100, FGIC ...........................................         750,000           809,992
      5.00%, 5/1/21, Callable 5/1/15 @
      100, AMBAC ............................................       2,090,000         2,230,323
      5.00%, 6/1/21, Callable 6/1/14 @
      100 ...................................................       1,235,000         1,294,910
      5.00%, 11/1/21, Callable 11/1/16
      @ 100, FGIC ...........................................         500,000           538,765
      5.00%, 10/1/22, Callable 10/1/15
      @ 100 .................................................       1,140,000         1,218,181
      5.00%, 4/1/23, Callable 4/1/14 @
      100 ...................................................       1,725,000         1,821,807
      5.00%, 11/1/25, Callable 11/1/16
      @ 100, FGIC ...........................................       1,000,000         1,070,190
      5.00%, 12/1/25, Callable 6/1/08 @
      101, OID ..............................................         600,000           611,232
      5.00%, 2/1/26, Callable 2/1/16 @
      100, XLCA .............................................       2,000,000         2,121,980
State, Development Finance Authority
   Revenue, University of Kansas
   Athletic Facility, 5.00%, 6/1/18,
   Callable 6/1/14 @ 100 ....................................       1,000,000         1,055,400
State, Development Finance Authority, Health
Facilities Revenue, Hays Medical Center, Inc.
   Series B
      5.38%, 11/15/10, Pre-refunded
      11/15/07 @ 100 ........................................         500,000           504,640
      5.50%, 11/15/17, Pre-refunded
      11/15/07 @ 100, MBIA ..................................         500,000           504,965
      5.00%, 11/15/22, Callable
      11/15/15 @ 100 ........................................         500,000           528,065
      3.83%, 5/15/26 + ......................................       1,000,000         1,000,000
State, Development Finance Authority,
   Health Facilities Revenue, St. Lukes/
   Shawnee Mission Health System, Inc.,
   5.38%, 11/15/16, Callable 11/15/08
   @ 100 , MBIA, OID ........................................         500,000           509,545
State, Development Finance Authority, Health
Facilities Revenue, Stormont-Vail Healthcare, Inc.
   Series K
      5.75%, 11/15/12, Callable
      11/15/11 @ 100, MBIA ..................................       1,000,000         1,072,310
      5.80%, 11/15/16, Callable 6/29/07
      @ 100, MBIA ...........................................       1,000,000         1,001,660
      3.85%, 11/15/30 +  ....................................       1,000,000         1,000,000
State, Development Finance
   Authority, Housing Development
   Revenue, GNMA Collateral, 5.35%,
   5/20/23, Callable 5/20/13 @ 105 ..........................       1,000,000         1,091,540
State, Development Finance Authority, Lease
Revenue
   Juvenile Justice Authority, Series D
      5.25%, 5/1/16 .........................................       1,275,000         1,346,298
   Department of Administration, Series J-1
      4.06%, 12/1/18 +  .....................................       1,180,000         1,180,000
   Department of Administration, Series J-2
      4.06%, 12/1/34 ........................................         900,000           900,000
State, Development Finance Authority, Water
Pollution Control Revenue
      5.00%, 11/1/07 ........................................         500,000           503,300
      5.25%, 11/1/10 ........................................         650,000           683,397

                                                                  PRINCIPAL
SECURITY DESCRIPTION                                              AMOUNT ($)       VALUE ($)
--------------------                                            -------------   ---------------
MUNICIPAL BONDS, CONTINUED
      5.25%, 5/1/11, Pre-refunded
      11/01/08 @ 100 ........................................         680,000           696,082
      5.25%, 5/1/11, Callable 11/01/08
      @ 100 .................................................         320,000           327,520
      5.50%, 11/1/13 ........................................         900,000           979,416
      5.50%, 11/1/15 ........................................         200,000           224,640
      5.00%, 11/1/19, Callable 11/1/11
      @ 100 .................................................       2,000,000         2,095,780
      5.50%, 11/1/19, Callable 11/1/12
      @100 ..................................................         960,000         1,041,235
State, Independent College Finance Authority,
Educational Facilities Revenue
   Friends University
      4.75%, 10/1/21, Callable 10/1/11
      @ 100 .................................................         350,000           354,449
   Newman University
      6.00%, 10/1/21, Callable 6/29/07
      @ 100 .................................................       1,500,000         1,502,925
State, Turnpike Authority, Turnpike
   Revenue, Series A-2, 5.00%, 9/1/20,
   Callable 9/1/14 @ 101 , FSA ..............................         500,000           535,530
Sumner County, Unified School
   District #357, Belle Plaine, GO,
   5.55%, 9/1/13, Callable 1/2/07 @
   100 , AMBAC, OID .........................................          95,000            95,147
University of Kansas Hospital Authority, Health
Facilities Revenue
      5.50%, 9/1/11 .........................................         300,000           321,519
      5.25%, 9/1/13, Pre-refunded
      9/1/12 @ 100 ..........................................         450,000           483,426
      5.50%, 9/1/15, Pre-refunded
      9/1/09 @ 100, AMBAC ...................................       1,645,000         1,712,609
      6.00%, 9/1/16, Pre-refunded
      9/1/12 @ 100 ..........................................       1,120,000         1,243,458
      5.00%, 9/1/21, Callable 9/01/16
      @ 100 .................................................       1,000,000         1,043,880
      4.06%, 9/1/34 + .......................................         500,000           500,000
Wamego, Public Building Commission
   Revenue, Wamego City Hospital,
   4.60%, 10/1/26, Callable 12/1/11
   @ 100 ....................................................         250,000           247,530
Washburn University of Topeka, Revenue
      5.35%, 7/1/07, AMBAC ..................................         460,000           461,099
      5.45%, 7/1/08, AMBAC ..................................         485,000           494,753
Wellington, Water & Sewer Revenue,
   5.15%, 5/1/18, Pre-refunded 5/1/08
   @ 100 , AMBAC ............................................       1,000,000         1,013,050
Wichita, Hospital Facilities Revenue
      5.40%, 11/15/08, OID ..................................       2,085,000         2,127,034
      5.00%, 11/15/13, Callable
      11/15/11 @ 101, OID ...................................         295,000           306,983
      6.75%, 11/15/14, Callable
      11/15/09 @ 101 ........................................       1,000,000         1,082,710
      5.25%, 11/15/15, Callable
      11/15/11 @ 101, OID ...................................         335,000           350,856
      5.50%, 11/15/17, Callable
      11/15/11 @ 101, FGIC, OID .............................         500,000           535,630
      6.25%, 11/15/19, Callable
      11/15/11 @ 101 ........................................         750,000           824,602
      6.38%, 11/15/19, Callable
      11/15/09 @ 101, OID ...................................         700,000           750,372
      6.75%, 11/15/19, Callable
      11/15/09 @ 101 ........................................       2,000,000         2,165,940
Wichita, Sales Tax Revenue, GO, 5.00%,
   4/1/17, Callable 4/1/09 @ 101 ............................         200,000           206,388
Wichita, Water & Sewer Utility Revenue
      4.70%, 10/1/12, Callable 10/1/07
      @ 101, FGIC, OID ......................................       2,000,000         2,006,580
      5.00%, 10/1/12, FGIC ..................................       1,000,000         1,062,690

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS         SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
KANSAS TAX-EXEMPT BOND FUND                           APRIL 30, 2007 (UNAUDITED)

                                                                  SHARES OR
                                                                  PRINCIPAL
SECURITY DESCRIPTION                                              AMOUNT ($)        VALUE ($)
--------------------                                            -------------   ---------------
MUNICIPAL BONDS, CONTINUED
      5.00%, 10/1/16, Callable 10/1/14
      @ 100, FGIC ...........................................         500,000           537,420
Winfield, Educational Facilities
   Revenue, 5.00%, 10/1/18, Callable
   10/1/11 @ 100 ............................................       1,125,000         1,133,280
Wyandotte County, Government
   Transportation Development
   Revenue, Cabelas Project, 5.00%,
   12/1/21, Callable 6/1/16 @ 100 ...........................       1,280,000         1,293,530
Wyandotte County, Government Transportation
Development Revenue, Legends Village West Project
      4.60%, 10/1/16 ........................................         250,000           251,075
      4.88%, 10/1/28, Callable 10/1/16
      @ 100, OID ............................................         495,000           495,743
Wyandotte County, Government Utility System
Revenue
      6.00%, 5/1/15, Callable 5/1/11 @
      100, MBIA .............................................       1,975,000         2,138,431
      4.75%, 9/1/18, Callable 3/1/09 @
      101, MBIA, OID ........................................       2,000,000         2,042,840
      5.00%, 9/1/24, Callable 9/1/14 @
      100, FSA ..............................................         250,000           265,078
Wyandotte County, School District
   #204, GO, Series A, 5.00%, 9/1/24,
   Callable 9/1/15 @ 100 , FGIC .............................       1,000,000         1,063,620
Wyandotte County, School District #500, GO
      5.25%, 9/1/12, Pre-refunded
      9/1/11 @ 100, FSA .....................................       1,805,000         1,918,065
      5.25%, 9/1/15, Callable 9/1/13 @
      102, FSA ..............................................       1,000,000         1,100,750
                                                                                ---------------
TOTAL MUNICIPAL BONDS .......................................                       166,063,678
                                                                                ---------------
INVESTMENT COMPANIES (0.93%)
Federated Tax-Exempt Money
   Market Fund ..............................................       1,548,159         1,548,159
                                                                                ---------------
TOTAL INVESTMENT COMPANIES ..................................                         1,548,159
                                                                                ---------------
TOTAL INVESTMENTS
   (COST $ 164,865,346) (A) - 100.06% .......................                       167,611,837
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06)% .............                          (93,008)
                                                                                ---------------
NET ASSETS - 100.00% ........................................                   $   167,518,829
                                                                                ===============

+ Variable rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2007.

(a) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

AMBAC  Insured by AMBAC Indemnity Corp.

COP    Certificate of Participation

FGIC   Insured by Financial Guaranty Insurance Co.

FSA    Insured by Federal Security Assurance, Inc.

GNMA   Government National Mortgage Association

GO     General Obligation

MBIA   Insured by Municipal Bond Insurance Association

OID    Original Issue Discount

RADIAN Insured by RADIAN Guaranty, Inc.

XLCA   XL Capital Assurance, Inc.

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2007 (UNAUDITED)


                                                           FINANCIAL                                                 KANSAS TAX-
                                                           SERVICES    INTERNATIONAL    SHORT-TERM    INTERMEDIATE   EXEMPT BOND
                                             STOCK FUND      FUND       EQUITY FUND      BOND FUND     BOND FUND        FUND
                                            ------------  -----------  --------------  ------------  -------------  --------------
ASSETS:
Investments, at cost .....................  $ 87,490,400  $ 1,986,190  $  103,850,904  $ 58,920,741  $  35,892,141  $  164,865,346
Investments, at value ....................   122,167,302    1,979,136     129,905,571    58,688,307     35,707,547     167,611,837
Cash .....................................             -      385,575               -             -              -               -
Foreign currency, at value (cost $0, $0,
   $130,581, $0, $0 and $0) ..............             -            -         130,423             -              -               -
Interest and dividends receivable ........       139,000        1,511         635,515       408,538        360,244       2,021,341
Receivable for capital shares issued .....        52,615       18,925          43,468         6,898          6,261        108,000
Receivable for investments sold ..........             -       70,207               -     1,255,090      1,048,885               -
Reclaims receivable ......................             -            -         139,175             -              -               -
Receivable from adviser ..................             -            -           2,823         4,984          4,297             302
Prepaid expenses .........................        29,760            -          29,410        27,431         26,911          32,942
                                            ------------  -----------  --------------  ------------  -------------  --------------
      TOTAL ASSETS .......................   122,388,677    2,455,354     130,886,385    60,391,248     37,154,145     169,774,422
                                            ------------  -----------  --------------  ------------  -------------  --------------
LIABILITIES:
Distributions payable ....................             -            -               -       131,297         82,363         465,165
Payable for investments purchased ........             -      239,551               -             -              -       1,719,540
Payable for capital shares redeemed ......       257,496            -         191,966        51,012         26,215               -
Accrued expenses and other payables:
   Investment advisory ...................        47,829        2,945          58,761             -              -               -
   Administration ........................        17,121          265          18,102         8,608          5,557          23,968
   Accounting ............................         5,346            -           3,848         7,110          8,408           7,639
   Distribution and Service ..............           133          187              42             5              5             294
   Custodian .............................         6,187           64          25,584         3,240          2,242           9,119
   Compliance services ...................         1,007           37           1,045           332            318           1,077
   Other .................................        15,914          687          10,260         7,278          6,052          28,791
                                            ------------  -----------  --------------  ------------  -------------  --------------
      TOTAL LIABILITIES ..................       351,033      243,736         309,608       208,882        131,160       2,255,593
                                            ------------  -----------  --------------  ------------  -------------  --------------
      NET ASSETS .........................  $122,037,644  $ 2,211,618  $  130,576,777  $ 60,182,366  $  37,022,985  $  167,518,829
                                            ============  ===========  ==============  ============  =============  ==============
COMPOSITION OF NET ASSETS:
Capital ..................................  $ 83,924,133  $ 2,216,857  $   99,741,252  $ 60,688,344  $  37,516,370  $  167,071,088
Accumulated net investment income (loss) .       592,559          245         752,170       (4,401)         86,424         186,638
Accumulated net realized gain (loss) from
   investment transactions ...............     2,844,050        1,570       4,137,234     (269,143)      (395,215)     (2,485,388)
Net unrealized appreciation (depreciation)
   from investments ......................    34,676,902      (7,054)      25,946,121     (232,434)      (184,594)       2,746,491
                                            ------------  -----------  --------------  ------------  -------------  --------------
      NET ASSETS .........................  $122,037,644  $ 2,211,618  $  130,576,777  $ 60,182,366  $  37,022,985  $  167,518,829
                                            ============  ===========  ==============  ============  =============  ==============
NET ASSETS:
Institutional Class Shares ...............  $121,707,029  $ 1,709,821  $  130,470,310  $ 60,168,583  $  37,011,285  $  166,800,210
Class A Shares ...........................  $    330,615  $   501,797  $      106,467  $     13,783  $      11,700  $      718,619
                                            ------------  -----------  --------------  ------------  -------------  --------------
Net Assets ...............................  $122,037,644  $ 2,211,618  $  130,576,777  $ 60,182,366  $  37,022,985  $  167,518,829
                                            ============  ===========  ==============  ============  =============  ==============
SHARES OUTSTANDING (UNLIMITED NUMBER OF
   SHARES AUTHORIZED @ $0.001 PAR VALUE):
Institutional Class Shares ...............     7,430,730      171,477       8,545,404     6,026,323      3,643,868      15,672,028
Class A Shares ...........................        20,266       50,301           7,003         1,381          1,152          67,538
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE: ...........
Institutional Class Shares ...............  $      16.38  $      9.97  $        15.27  $       9.98  $       10.16  $        10.64
Class A Shares ...........................  $      16.31  $      9.98  $        15.20  $       9.98  $       10.15  $        10.64
MAXIMUM SALES CHARGE: ....................
Class A Shares ...........................         5.75%        5.75%           5.75%         2.25%          4.25%           4.25%
MAXIMUM OFFERING PRICE (NET ASSET ........
   VALUE/100% MINUS MAXIMUM SALES
   CHARGE) OF NET ASSET VALUE ADJUSTED TO
   THE NEAREST CENT) PER SHARE: ..........
Class A Shares ...........................  $      17.31  $     10.59  $        16.13  $      10.21  $       10.60  $        11.11

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)


                                                           FINANCIAL                                                 KANSAS TAX-
                                                           SERVICES    INTERNATIONAL    SHORT-TERM    INTERMEDIATE   EXEMPT BOND
                                             STOCK FUND      FUND       EQUITY FUND      BOND FUND     BOND FUND        FUND
                                            ------------  -----------  --------------  ------------  -------------  --------------

INVESTMENT INCOME:
Dividend .................................  $  1,501,648  $     4,486  $    1,764,122  $     44,981  $      23,229  $       38,784
Interest .................................             -            -               -     1,339,141        976,906       3,663,052
Foreign tax withholding ..................             -            -       (201,875)     -                      -               -
                                            ------------  -----------  --------------  ------------  -------------  --------------
   Total Investment Income ...............     1,501,648        4,486       1,562,247     1,384,122      1,000,135       3,701,836
                                            ------------  -----------  --------------  ------------  -------------  --------------
EXPENSES:
Investment advisory ......................       559,141        3,993         481,527       116,374         83,742         244,484
Administration ...........................        83,871          479          89,172        43,640         31,403         122,242
Distribution - Class A Shares ............           371          119             105            16             14             902
Service - Class A Shares .................           371          119             105            16             14             902
Accounting ...............................        17,748        5,000          19,459        26,978         26,692          29,851
Custodian ................................        11,182           64          41,460         5,818          4,187          16,298
Compliance services ......................         5,940           37           6,353         3,150          2,495           8,905
Transfer agent ...........................        16,714        2,567          16,124        14,290         14,105          22,856
Trustee ..................................         9,301           17           9,935         4,851          3,843          13,623
Other ....................................        81,297          688          86,378        55,651         49,661         108,427
                                            ------------  -----------  --------------  ------------  -------------  --------------
   Total expenses before fee reductions ..       785,936       13,083         750,618       270,784        216,156         568,490
   Expenses reduced by:
      Adviser ............................     (287,195)      (1,342)       (161,394)     (139,791)       (99,070)       (240,859)
      Distributor ........................             -            -               -           (5)            (4)           (119)
      Fund Accountant ....................             -      (5,000)               -             -              -              -
      Transfer Agent .....................             -      (2,500)               -             -              -              -
                                            ------------  -----------  --------------  ------------  -------------  --------------
      Net Expenses .......................       498,741        4,241         589,224       130,988        117,082         327,512
                                            ------------  -----------  --------------  ------------  -------------  --------------
Net Investment Income ....................     1,002,907          245         973,023     1,253,134        883,053       3,374,324
                                            ------------  -----------  --------------  ------------  -------------  --------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS, OPTIONS AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gains (losses) from investment
   transactions ..........................     3,217,251       14,995       4,277,453         (910)      (186,244)           2,199
Net realized (losses) from option transactions         -     (13,425)               -             -              -              -
Net realized (losses) from foreign currency
   transactions ..........................             -            -       (142,915)             -              -              -
Change in unrealized appreciation/
   depreciation from investments .........     7,787,023      (7,054)      12,586,195       121,472        262,505       (899,137)
Change in unrealized appreciation/
   depreciation on foreign currency
   translations ..........................             -            -          10,147             -              -              -
                                            ------------  -----------  --------------  ------------  -------------  --------------
Net realized\unrealized gains (losses) from
investments, options and foreign currency
transactions .............................    11,004,274      (5,484)      16,730,880       120,562         76,261       (896,938)
                                            ------------  -----------  --------------  ------------  -------------  --------------
Change in Net Assets Resulting from
Operations ...............................  $ 12,007,181    $ (5,239)    $ 17,703,903   $ 1,373,696      $ 959,314     $ 2,477,386
                                            ============  ===========  ==============  ============  =============  ==============


(a)  Commenced operations on March 1, 2007.

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                FINANCIAL
                                                                SERVICES
                                            STOCK FUND            FUND      INTERNATIONAL EQUITY FUND       SHORT-TERM BOND FUND
                                  ---------------------------- ------------ -------------------------- -----------------------------
                                    FOR THE SIX                             FOR THE SIX                 FOR THE SIX
                                       MONTHS    FOR THE YEAR    FOR THE      MONTHS     FOR THE YEAR      MONTHS      FOR THE YEAR
                                       ENDED        ENDED     PERIOD ENDED    ENDED          ENDED         ENDED           ENDED
                                      APRIL 30,   OCTOBER 31,    APRIL 30,   APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,
                                       2007+        2006(a)      2007(b)+      2007+        2006(a)        2007+          2006(c)
                                  -------------- ------------- ------------ ------------ ------------- ------------- ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income ........... $    1,002,907  $  1,807,502 $        245 $    973,023 $   1,818,943 $   1,253,134 $     2,172,055
Net realized gains
   (losses)from investments,
   options and foreign
   currency transactions ........      3,217,251     8,502,663        1,570    4,134,538    23,013,994         (910)        (31,338)
Change in unrealized appreciation/
   depreciation from investments,
   options and foreign currency
   transactions .................      7,787,023     2,347,798      (7,054)   12,596,342   (1,403,947)       121,472          81,107
                                  -------------- ------------- ------------ ------------ ------------- ------------- ---------------
CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS ...................     12,007,181    12,657,963      (5,239)   17,703,903    23,428,990     1,373,696       2,221,824
                                  -------------- ------------- ------------ ------------ ------------- ------------- ---------------
DISTRIBUTIONS:
From net investment income:
   Institutional Class Shares ...    (1,870,856)   (1,426,178)            -  (1,176,859)   (1,806,318)   (1,264,830)     (2,235,646)
   Class A Shares ...............        (4,287)             -            -        (579)             -         (250)           (113)
From net realized gains:                                                  -
   Institutional Class Shares ...    (7,446,004)             -            - (23,423,312)   (6,171,784)             -             (6)
   Class A Shares ...............       (19,198)             -            -     (14,554)             -             -               -
                                  -------------- ------------- ------------ ------------ ------------- ------------- ---------------
CHANGE IN NET ASSETS FROM
   DISTRIBUTIONS ................    (9,340,345)   (1,426,178)            - (24,615,304)   (7,978,102)   (1,265,080)     (2,235,765)
                                  -------------- ------------- ------------ ------------ ------------- ------------- ---------------
CHANGE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS .................     11,800,217     3,044,453    2,216,857   22,371,183     4,146,613     3,814,472       (588,493)
                                  -------------- ------------- ------------ ------------ ------------- ------------- ---------------
CHANGE IN NET ASSETS ............     14,467,053    14,276,238    2,211,618   15,459,782    19,597,501     3,923,088       (602,434)
NET ASSETS:
Beginning of period .............    107,570,591    93,294,353            -  115,116,995    95,519,494    56,259,278      56,861,712
                                  -------------- ------------- ------------ ------------ ------------- ------------- ---------------
End of period ................... $  122,037,644 $ 107,570,591 $  2,211,618 $ 30,576,777 $ 115,116,995 $  60,182,366 $    56,259,278
                                  ============== ============= ============ ============ ============= ============= ===============
Accumulated net investment
   income (loss) ................ $      592,559 $   1,464,795 $        245 $    752,170 $     956,585 $     (4,401) $         7,545
                                  ============== ============= ============ ============ ============= ============= ===============
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES
   Proceeds from shares issued .. $   13,551,407 $  16,575,199 $  1,711,573 $ 18,751,183 $  16,500,937 $   7,000,742 $    9,950,830
   Dividends reinvested .........      5,789,509       878,308            -   13,360,434     4,172,368       479,463        819,366
   Cost of shares redeemed ......    (7,592,269)  (14,663,554)            -  (9,780,887)  (16,591,554)   (3,667,649)    (11,370,503)
                                  -------------- ------------- ------------ ------------ ------------- ------------- ---------------
Institutional Class Shares
   capital transactions .........     11,748,647     2,789,953    1,711,573   22,330,730     4,081,751     3,812,556       (600,307)
                                  -------------- ------------- ------------ ------------ ------------- ------------- ---------------
CLASS A SHARES
   Proceeds from shares issued ..         28,085       254,500      505,284       25,321        64,862         1,531          11,708
   Dividends reinvested .........         23,485             -            -       15,132             -           385             106
Class A Shares capital
   transactions ................          51,570       254,500      505,284       40,453        64,862         1,916          11,814
                                  -------------- ------------- ------------ ------------ ------------- ------------- ---------------
Change in net assets from capital
   transactions ................. $   11,800,217 $   3,044,453 $  2,216,857 $ 22,371,183 $   4,146,613 $   3,814,472 $     (588,493)
                                  ============== ============= ============ ============ ============= ============= ===============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES
   Issued .......................        860,042     1,111,752      171,477    1,285,335     1,073,900       702,069         999,522
   Reinvested ...................        373,999        60,365            -      947,548       293,003        48,068          82,303
   Redeemed .....................      (478,882)     (980,197)            -    (654,767)   (1,084,140)     (367,736)     (1,142,011)
                                  -------------- ------------- ------------ ------------ ------------- ------------- ---------------
Change in Institutional Class
   Shares .......................        755,159       191,920      171,477    1,578,116       282,763       382,401        (60,186)
                                  -------------- ------------- ------------ ------------ ------------- ------------- ---------------
CLASS A SHARES
   Issued .......................          1,808        16,937       50,301        1,732         4,195           153           1,178
   Reinvested ...................          1,521             -            -        1,076             -            39              11
                                  -------------- ------------- ------------ ------------ ------------- ------------- ---------------
Change in Class A Shares ........          3,329        16,937       50,301        2,808         4,195           192           1,189
                                  -------------- ------------- ------------ ------------ ------------- ------------- ---------------


(a)  Class A Shares commenced operations on March 20, 2006.

(b)  Commenced operations on March 1, 2007.

(c)  Class A Shares commenced operations on May 3, 2006.

+    Unaudited.

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 INTERMEDIATE BOND FUND          KANSAS TAX-EXEMPT BOND FUND
                                                         -----------------------------------   --------------------------------
                                                            FOR THE SIX      FOR THE YEAR       FOR THE SIX     FOR THE YEAR
                                                            MONTHS ENDED       ENDED            MONTHS ENDED        ENDED
                                                             APRIL 30,       OCTOBER 31,          APRIL 30,       OCTOBER 31,
                                                               2007+           2006(a)             2007+            2006
                                                         ----------------   ----------------   ---------------   --------------
INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income ...........................        $        883,053   $      2,121,757   $     3,374,324   $    6,406,364
Net realized gains (losses) from
   investment transactions ......................               (186,244)          (149,891)             2,199        (215,541)
Change in unrealized appreciation/depreciation from
   investments ..................................                 262,505           (18,889)         (899,137)          650,453
                                                         ----------------   ----------------   ---------------   --------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS ..                 959,314          1,952,977         2,477,386        6,841,276
                                                         ----------------   ----------------   ---------------   --------------
DISTRIBUTIONS:
From net investment income:
   Institutional Class Shares ...................               (900,751)        (2,128,519)       (3,359,558)      (6,375,434)
   Class A Shares ...............................                   (219)              (103)          (13,364)         (29,876)
From net realized gains:
   Institutional Class Shares ...................                       -            (6,225)                 -                -
                                                         ----------------   ----------------   ---------------   --------------
CHANGE IN NET ASSETS FROM DISTRIBUTIONS .........               (900,970)        (2,134,847)       (3,372,922)      (6,405,310)
                                                         ----------------   ----------------   ---------------   --------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS ..            (11,257,214)        (1,604,942)         9,426,716        6,668,082
                                                         ----------------   ----------------   ---------------   --------------
CHANGE IN NET ASSETS ............................            (11,198,870)        (1,786,812)         8,531,180        7,104,048
NET ASSETS:
Beginning of period .............................              48,221,855         50,008,667       158,987,649      151,883,601
                                                         ----------------   ----------------   ---------------   --------------
End of period ...................................        $     37,022,985   $     48,221,855   $   167,518,829   $  158,987,649
                                                         ================   ================   ===============   ==============
Accumulated net investment income ...............        $         86,424   $        104,341   $       186,638   $      185,236
                                                         ================   ================   ===============   ==============
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES
   Proceeds from shares issued ..................        $      3,179,209   $      7,108,324   $    16,298,625   $   20,911,478
   Dividends reinvested .........................                 376,967            885,293           639,552        1,150,016
   Cost of shares redeemed ......................            (14,814,169)        (9,609,355)       (7,471,432)     (15,233,556)
                                                         ================   ================   ===============   ==============
Institutional Class Shares capital
   transactions .................................            (11,257,993)        (1,615,738)         9,466,745        6,827,938
                                                         ================   ================   ===============   ==============
CLASS A SHARES
   Proceeds from shares issued ..................                     553             10,701             1,283            2,311
   Dividends reinvested .........................                     226                 95            10,684           21,859
   Cost of shares redeemed ......................                       -                  -          (51,996)        (184,026)
                                                         ----------------   ----------------   ---------------   --------------
Class A Shares capital transactions .............                     779             10,796          (40,029)        (159,856)
                                                         ----------------   ----------------   ---------------   --------------
Change in net assets from capital transactions ..        $   (11,257,214)   $    (1,604,942)   $     9,426,716   $    6,668,082
                                                         ================   ================   ===============   ==============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES
   Issued .......................................                 313,780            703,942         1,525,685        1,964,888
   Reinvested ...................................                  37,186             87,741            59,953          108,065
   Redeemed .....................................             (1,465,130)          (952,937)         (700,353)      (1,433,582)
                                                         ----------------   ----------------   ---------------   --------------
Change in Institutional Class Shares ............             (1,114,164)          (161,254)           885,285          639,371
                                                         ----------------   ----------------   ---------------   --------------
CLASS A SHARES
   Issued .......................................                      55              1,066               121              218
   Reinvested ...................................                      22                  9             1,002            2,055
   Redeemed .....................................                       -                  -           (4,864)         (17,297)
                                                         ----------------   ----------------   ---------------   --------------
Change in Class A Shares ........................                      77              1,075           (3,741)         (15,024)
                                                         ----------------   ----------------   ---------------   --------------

(a)  Class A Shares commenced operations on May 3, 2006.

+    Unaudited.

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

                                    INVESTMENT ACTIVITIES                   DISTRIBUTIONS
                            ------------------------------------  -----------------------------------
                                             NET
                                        REALIZED AND                                                                 TOTAL
                 NET ASSET               UNREALIZED                                                                 RETURN
                   VALUE,       NET         GAINS     TOTAL FROM      NET        NET                   NET ASSET   (EXCLUDES
                 BEGINNING  INVESTMENT (LOSSES) FROM  INVESTMENT  INVESTMENT  REALIZED      TOTAL      VALUE, END    SALES
                 OF PERIOD    INCOME    INVESTMENTS   ACTIVITIES    INCOME      GAINS   DISTRIBUTIONS  OF PERIOD    CHARGE)*
----------------------------------------------------------------------------------------------------------------------------
STOCK FUND
INSTITUTIONAL CLASS SHARES
For the six months ended
4/30/2007+ .....   $16.07      0.14         1.57         1.71       (0.28)     (1.12)      (1.40)        $16.38     11.13%
For the year ended
10/31/2006 .....    14.39      0.27         1.63         1.90       (0.22)         -       (0.22)         16.07     13.34%
10/31/2005 .....    12.77      0.21         1.58         1.79       (0.17)         -       (0.17)         14.39     14.06%
10/31/2004 .....    10.91      0.18         1.88         2.06       (0.20)         -       (0.20)         12.77     19.07%
10/31/2003 .....     9.10      0.18         1.80         1.98       (0.17)         -       (0.17)         10.91     22.14%
10/31/2002 .....    10.64      0.17        (1.56)       (1.39)      (0.15)         -       (0.15)          9.10    (13.32)%

CLASS A SHARES
For the six months ended
4/30/2007+ .....    16.03      0.09         1.56         1.65       (0.25)     (1.12)      (1.37)         16.31     10.75%
For the period ended
3/20/2006(c)
to 10/31/2006 ..    15.09      0.05         0.89         0.94           -          -           -          16.03      6.23%
--------------------------
FINANCIAL SERVICES FUND
INSTITUTIONAL CLASS SHARES
For the period ended
3/1/2007 (c)to
4/30/2007+ .....    10.00         -        (0.03)       (0.03)          -          -           -           9.97     (0.30)%

CLASS A SHARES
For the period ended
3/1/2007 (c)to
4/30/2007+ .....    10.00         -        (0.02)       (0.02)          -          -           -           9.98     (0.20)%
--------------------------
INTERNATIONAL EQUITY FUND
INSTITUTIONAL CLASS SHARES
For the six months ended
4/30/2007+ .....    16.51      0.12         2.19         2.31       (0.17)     (3.38)      (3.55)         15.27     15.75%
For the year ended
10/31/2006 .....    14.29      0.26         3.15         3.41       (0.27)     (0.92)      (1.19)         16.51     25.21%
10/31/2005 .....    12.72      0.22         1.60         1.82       (0.26)         -       (0.26)         14.29     14.41%
10/31/2004 .....    10.60      0.13         2.16         2.29       (0.17)         -       (0.17)         12.72     21.81%
10/31/2003 .....     8.23      0.14         2.37         2.51       (0.14)         -       (0.14)         10.60     31.04%
10/31/2002 .....     9.24      0.10        (1.05)       (0.95)      (0.06)         -       (0.06)          8.23    (10.34)%

CLASS A SHARES
For the six months ended
4/30/2007+ .....    16.45      0.07         2.19         2.26       (0.13)     (3.38)      (3.51)         15.20     15.47%
For the period ended
3/20/2006(c)
to 10/31/2006 ..    15.42      0.07         0.96         1.03           -          -           -          16.45      6.68%
--------------------------
SHORT-TERM BOND FUND
INSTITUTIONAL CLASS SHARES
For the six months ended
4/30/2007+ .....     9.97      0.22         0.01         0.23       (0.22)         -       (0.22)          9.98      2.28%
For the year ended
10/31/2006 .....     9.97      0.39         0.01         0.40       (0.40)         -^      (0.40)          9.97      4.13%
10/31/2005 .....    10.09      0.26        (0.08)        0.18       (0.29)     (0.01)      (0.30)          9.97      1.76%
10/31/2004 .....    10.17      0.17        (0.05)        0.12       (0.18)     (0.02)      (0.20)         10.09      1.23%
10/31/2003 .....    10.17      0.22         0.02         0.24       (0.24)         -       (0.24)         10.17      2.41%
10/31/2002 .....    10.40      0.38        (0.18)        0.20       (0.38)     (0.05)      (0.43)         10.17      2.02%

CLASS A SHARES
For the six months ended
4/30/2007+ .....     9.96      0.20         0.02         0.22       (0.20)         -       (0.20)          9.98      2.18%
For the period ended
5/3/2006 (c)to
10/31/2006 .....     9.94      0.20         0.02         0.22       (0.20)         -       (0.20)          9.96      2.21%

                                                   RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------------------------------
                                                         RATIO OF NET
                                                          INVESTMENT     RATIO OF
                               NET ASSETS    RATIO OF       INCOME       EXPENSES
                                AT END OF    EXPENSES      (LOSS) TO    TO AVERAGE   PORTFOLIO
                                 PERIOD     TO AVERAGE      AVERAGE         NET      TURNOVER
                                 (000's)    NET ASSETS**  NET ASSETS**  ASSETS(a)**   RATE(b)
----------------------------------------------------------------------------------------------
STOCK FUND
INSTITUTIONAL CLASS SHARES
For the six months ended
4/30/2007+ .................   $121,707        0.89%         1.79%         1.40%       14.12%
For the year ended
10/31/2006 .................    107,299        1.02%         1.79%         1.52%       49.31%
10/31/2005 .................     93,294        1.29%         1.42%         1.88%       28.27%
10/31/2004 .................     84,425        1.29%         1.42%         1.87%       16.29%
10/31/2003 .................     76,336        1.29%         1.87%         1.89%       29.31%
10/31/2002 .................     66,457        1.29%         1.65%         1.87%       30.01%

CLASS A SHARES
For the six months ended
4/30/2007+ .................        331        1.39%         1.29%         1.90%       14.12%
For the period ended
3/20/2006(c)
to 10/31/2006 ..............        271        1.73%         1.20%         2.30%       49.31%
--------------------------
FINANCIAL SERVICES FUND
INSTITUTIONAL CLASS SHARES
For the period ended
3/1/2007 (c)to
4/30/2007+ .................      1,710        1.25%         0.17%         3.94%      108.28%

CLASS A SHARES
For the period ended
3/1/2007 (c)to
4/30/2007+ .................        502        1.75%        (0.47)%        4.45%      108.28%
--------------------------
INTERNATIONAL EQUITY FUND
INSTITUTIONAL CLASS SHARES
For the six months ended
4/30/2007+ .................    130,470        0.99%         1.64%         1.26%       27.11%
For the year ended
10/31/2006 .................    115,048        1.07%         1.72%         1.34%      110.04%
10/31/2005 .................     95,519        1.26%         1.61%         1.62%       37.00%
10/31/2004 .................     81,751        1.28%         1.16%         1.67%       36.00%
10/31/2003 .................     65,744        1.24%         1.59%         1.71%       44.00%
10/31/2002 .................     46,558        1.21%         1.09%         1.68%       43.00%

CLASS A SHARES
For the six months ended
4/30/2007+ .................        106        1.49%         1.30%         1.76%       27.11%
For the period ended
3/20/2006(c)
to 10/31/2006 ..............         69        1.49%         1.20%         1.73%       10.04%
--------------------------
SHORT-TERM BOND FUND
INSTITUTIONAL CLASS SHARES
For the six months ended
4/30/2007+ .................     60,169        0.45%         4.31%         0.93%       31.90%
For the year ended
10/31/2006 .................     56,247        0.52%         3.94%         1.00%       32.38%
10/31/2005 .................     56,862        0.65%         2.70%         1.34%       63.43%
10/31/2004 .................     58,125        0.65%         1.69%         1.33%       68.14%
10/31/2003 .................     61,392        0.65%         2.13%         1.33%       72.06%
10/31/2002 .................     48,579        0.65%         3.71%         1.33%       66.57%

CLASS A SHARES
For the six months ended
4/30/2007+ .................         13        0.75%         4.01%         1.43%       31.90%
For the period ended
5/3/2006 (c)to
10/31/2006 .................         12        0.75%         4.01%         1.34%       32.38%

(a) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  Date of commencement of operations.

^    Amount is less than $0.005 share.

*    Not annualized for periods less than one year.

**   Annualized for periods less than one year.

+    Unaudited.

                        See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

                                    INVESTMENT ACTIVITIES                   DISTRIBUTIONS
                            ------------------------------------  -----------------------------------
                                             NET
                                        REALIZED AND                                                                 TOTAL
                 NET ASSET               UNREALIZED                                                                 RETURN
                   VALUE,       NET         GAINS     TOTAL FROM      NET        NET                   NET ASSET   (EXCLUDES
                 BEGINNING  INVESTMENT (LOSSES) FROM  INVESTMENT  INVESTMENT  REALIZED      TOTAL      VALUE, END    SALES
                 OF PERIOD    INCOME    INVESTMENTS   ACTIVITIES    INCOME      GAINS   DISTRIBUTIONS  OF PERIOD    CHARGE)*
----------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
INSTITUTIONAL CLASS SHARES
For the six months ended
4/30/2007+ .....    10.13      0.22         0.03         0.25       (0.22)         -        (0.22)        10.16      2.47%
For the year ended
10/31/2006 .....    10.17      0.43        (0.04)        0.39       (0.43)         -^       (0.43)        10.13      3.99%
10/31/2005 .....    10.59      0.39        (0.35)        0.04       (0.41)     (0.05)       (0.46)        10.17      0.36%
10/31/2004 .....    10.69      0.39         0.02         0.41       (0.40)     (0.11)       (0.51)        10.59      3.91%
10/31/2003 .....    10.71      0.43         0.05         0.48       (0.47)     (0.03)       (0.50)        10.69      4.53%
10/31/2002 .....    10.54      0.55         0.15         0.70       (0.53)         -        (0.53)        10.71      6.87%

CLASS A SHARES
For the six months ended
4/30/2007+ .....    10.13      0.20         0.02         0.22       (0.20)         -        (0.20)        10.15      2.27%
For the period ended
5/3/2006 (c) to
10/31/2006 .....    10.00      0.22         0.13         0.35       (0.22)         -        (0.22)        10.13      3.45%
--------------------------
Kansas Tax-Exempt Bond Fund
Institutional Class Shares
For the six months ended
4/30/2007+ .....    10.70      0.22        (0.06)        0.16       (0.22)         -        (0.22)        10.64      1.50%
For the year ended
10/31/2006 .....    10.67      0.44         0.03         0.47       (0.44)         -        (0.44)        10.70      4.47%
10/31/2005 .....    10.93      0.41        (0.26)        0.15       (0.41)         -        (0.41)        10.67      1.26%
10/31/2004 .....    10.98      0.41        (0.04)        0.37       (0.42)         -        (0.42)        10.93      3.56%
10/31/2003 .....    10.94      0.42         0.04         0.46       (0.42)         -        (0.42)        10.98      4.24%
10/31/2002 .....    10.86      0.44         0.07         0.51       (0.43)         -        (0.43)        10.94      4.84%

CLASS A SHARES
For the six months ended
4/30/2007+ .....    10.70      0.20        (0.06)        0.14       (0.20)         -        (0.20)        10.64      1.28%
For the year/period ended
10/31/2006 .....    10.66      0.41         0.03         0.44       (0.40)         -        (0.40)        10.70      4.17%
10/31/2005 .....    10.92      0.37        (0.26)        0.11       (0.37)         -        (0.37)        10.66      0.90%
10/31/2004 .....    10.98      0.38        (0.05)        0.33       (0.39)         -        (0.39)        10.92      3.11%
10/31/2003 .....    10.93      0.38         0.05         0.43       (0.38)         -        (0.38)        10.98      3.98%
8/6/2002 (c) to
10/31/2002 .....    10.83      0.09         0.10         0.19       (0.09)         -        (0.09)        10.93      4.16%

                                                   RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------------------------------
                                                         RATIO OF NET
                                                          INVESTMENT     RATIO OF
                               NET ASSETS    RATIO OF       INCOME       EXPENSES
                                AT END OF    EXPENSES      (LOSS) TO    TO AVERAGE   PORTFOLIO
                                 PERIOD     TO AVERAGE      AVERAGE         NET      TURNOVER
                                 (000's)    NET ASSETS**  NET ASSETS**  ASSETS(a)**   RATE(b)
----------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
INSTITUTIONAL CLASS SHARES
For the six months ended
4/30/2007+ .................     37,011        0.56%         4.22%         1.03%        4.39%
For the year ended
10/31/2006 .................     48,211        0.63%         4.28%         0.99%       20.93%
10/31/2005 .................     50,009        0.76%         3.81%         1.35%       61.83%
10/31/2004 .................     49,742        0.76%         3.66%         1.34%       85.91%
10/31/2003 .................     51,927        0.76%         4.00%         1.34%       59.41%
10/31/2002 .................     48,006        0.76%         5.29%         1.33%      135.72%

CLASS A SHARES
For the six months ended
4/30/2007+ .................         12        0.86%         3.95%         1.55%        4.39%
For the period ended
5/3/2006 (c) to
10/31/2006 .................         11        0.86%         4.00%         1.29%       20.93%
--------------------------
Kansas Tax-Exempt Bond Fund
Institutional Class Shares
For the six months ended
4/30/2007+ .................    166,800        0.40%         4.14%         0.70%        3.26%
For the year ended
10/31/2006 .................    158,225        0.47%         4.10%         0.75%       37.10%
10/31/2005 .................    150,963        0.60%         3.83%         0.96%       22.23%
10/31/2004 .................    147,471        0.60%         3.80%         0.93%       14.26%
10/31/2003 .................    155,198        0.60%         3.81%         0.94%       12.07%
10/31/2002 .................    150,525        0.60%         4.05%         1.00%       13.63%

CLASS A SHARES
For the six months ended
4/30/2007+ .................        719        0.80%         3.74%         1.20%        3.26%
For the year/period ended
10/31/2006 .................        762        0.85%         3.71%         1.28%       37.10%
10/31/2005 .................        920        0.95%         3.47%         1.71%       22.23%
10/31/2004 .................      1,913        0.95%         3.47%         1.67%       14.26%
10/31/2003 .................      1,248        0.95%         3.45%         1.69%       12.07%
8/6/2002 (c) to
10/31/2002 .................        553        0.95%         3.45%         0.97%       13.63%

(a) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  Date of commencement of operations.

^    Amount is less than $0.005 share.

*    Not annualized for periods less than one year.

**   Annualized for periods less than one year.

+    Unaudited.

                        See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2007
                                  (UNAUDITED)

1.   ORGANIZATION:

     The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Funds Trust.

     The Trust currently offers eleven (11) series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually, a "Fund"; collectively, the "Funds").

     Stock Fund
     Financial Services Fund
     International Equity Fund
     Short-Term Bond Fund
     Intermediate Bond Fund
     Kansas Tax-Exempt Bond Fund

     The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The Trust offers three classes of shares: Class A, Class C and Institutional Class. Each share class is identical except as to distribution and service fees borne by each class. Income and realized/ unrealized gains or losses are allocated to each class based on relative net assets. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund.

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     INVESTMENT VALUATION

     Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time ("Valuation Time"). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

     Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

     Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services LLC ("AIFS" or the "Adviser") or the Fund's sub-adviser in accordance with guidelines approved by the Trust's Board of Trustees. The Funds typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when the Adviser has reason to believe that available quotations may not be accurate, the Funds may value securities according to methods that are approved by the Funds' Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. For example, the Funds may use fair value methods if a security's value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security's major trading exchange. In such a case, a Fund's value for a security is likely to be different from the last quoted market or pricing service price. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust's Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

     Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

                                   Continued

AMERICAN INDEPENDENCE FUNDS

     INVESTMENT TRANSACTIONS AND RELATED INCOME

     During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses are allocated among the classes based upon the proportion of relative net assets.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

     DISTRIBUTIONS TO SHAREHOLDERS

     Distributions from net investment income for the Short-Term Bond Fund, Intermediate Bond Fund and the Kansas Tax-Exempt Bond Fund are declared and paid monthly. Distributions from net investment income for the Stock Fund, Financial Services Fund and International Equity Fund are declared and paid annually. Distributions from net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carry forwards and deferrals of certain losses.

     These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassifications. Distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

     FEDERAL INCOME TAXES

     The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
     48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

     In September 2006, FASB issued Statement on Financial Accounting Standards
     (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

3.   RELATED PARTY TRANSACTIONS:

     The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser, under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the percentages of the Funds' average daily net assets as indicated in the table below. For the sub-advisory services each sub-adviser provides, the sub-adviser receives a fee, from the Adviser and not the Funds, monthly fees based upon average daily net assets at the annual rate indicated in the table below. The Adviser is responsible for the investment management oversight in its role as investment adviser to all of the Funds.

                              FEES       SUB-ADVISORY FEES
                              ----       -----------------
Stock Fund                    1.00%      0.34%
Financial Services Fund       1.25%      0.75%
International Equity Fund     0.81%      0.56%
Short-Term Bond Fund          0.40%      0.15%
Intermediate Bond Fund        0.40%      0.15%
Kansas Tax-Exempt Bond Fund   0.30%      NA

                                   Continued

AMERICAN INDEPENDENCE FUNDS

     On March 30, 2007, the Board of Trustees of the American Independence Funds Trust (the "Board") accepted the resignations of Commerce Asset Management ("Commerce") as sub-adviser to the Short-Term Bond Fund and the Intermediate Bond Fund, Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow Hanley") as sub-adviser to the Stock Fund and Miller & Jacobs Capital, LLC ("Miller Jacobs") as sub-adviser to the Financial Services Fund (each a "Fund" and collectively the "Funds"). The Board also approved the termination of the current subadvisory agreements with Commerce, Barrow Hanley, and Miller Jacobs and the engagement of several new sub-advisers. American Independence Financial Counselors, LLC ("AIFC") replaces Commerce. AIFC is a wholly owned subsidiary of the adviser. American Independence Capital Management, LLC ("AICM") replaces Barrow Hanley and Miller Jacobs. AICM is a jointly owned affiliated registered investment advisor of the Adviser and Miller Jacobs. In this regard, the Board has approved a subadvisory agreement between the Adviser and AIFC and AICM (the "New Agreements").

     To ensure the uninterrupted receipt by the Funds of subadvisory services during the period between the termination of the sub-advisers (the "Termination Date") and the Shareholder Meeting, the Board also approved interim sub-advisory agreements (the "Interim Agreements") between the Adviser and AIFC and AICM, which will become effective as of the Termination Date and will remain in effect for the lesser of 150 days or until the shareholders approve the New Agreements. The terms of the New Agreements (and the Interim Agreements) are substantially similar to the previous subadvisory agreements with Commerce, Barrow Hanley, and Miller Jacobs.

     AIFS has contractually agreed to waive a portion of its management fee and to reimburse expenses in order to maintain the Funds' total operating expenses at not more than the following percentages of average annual net assets of the share classes for the period through March 1, 2009 (March 1, 2011 for the Kansas Tax-Exempt Bond Fund):


FUND                          CLASS A   CLASS C   INSTITUTIONAL CLASS
----                          -------   -------   -------------------
Stock Fund                     1.39%     1.89%           0.89%
Financial Services Fund        1.75%     2.25%           1.25%
International Equity Fund      1.49%     1.99%           0.99%
Short-Term Bond Fund           0.75%     1.45%           0.45%
Intermediate Bond Fund         0.86%     1.56%           0.56%
Kansas Tax-Exempt Bond Fund    0.80%     1.40%           0.40%

     AIFS also provides certain administrative services necessary for the Funds' operations. The fees for the services provided under such agreement are calculated based on each Fund's average daily net assets at annual rate of 0.15%.

     AIFS has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") whereby BISYS provides sub-administration services for a fee accrued daily and paid monthly, on aggregate net assets of all Funds in the Trust, at an annual rate of:

BASED ON AVERAGE DAILY NET ASSETS OF                     FEE RATE
------------------------------------                     --------
Up to $500 million                                        0.075%
In excess of $500 million but not exceeding $1 billion    0.060%
In excess of $1 billion                                   0.050%

     Each of the Funds has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") that allows its Class A and Class C Shares to pay a distribution and service fee, as defined by the National Association of Securities Dealers ("NASD"), from its assets for selling and distributing its shares. Each Fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A Share assets and up to 1.00% of its Class C Share assets. These fees consist of up to 0.25% for distribution services and expenses of the Class A and Class C assets, and up to 0.25% for services, as defined by NASD, of Class A assets and up to 0.75% of Class C assets.

     BISYS Fund Services Limited Partnership, an affiliate of BISYS, serves as the Funds' distributor. BISYS also serves the Funds as transfer agent and fund accountant. An employee of BISYS serves as the Funds' Chief Compliance Officer.

4.   SHARES OF BENEFICIAL INTEREST:

     The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

5.   SECURITIES TRANSACTIONS:

     The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the six months ended April 30, 2007 were as follows:

                                                  PURCHASES        SALES
                                                ------------   ------------
Stock Fund                                       $17,524,640    $13,430,187
Financial Services Fund  (since March 1, 2007)     4,058,734      2,121,118
International Equity Fund                         31,790,966     31,866,869
Short-Term Bond Fund                              13,361,628     14,188,261
Intermediate Bond Fund                             1,748,020     12,729,292
Kansas Tax-Exempt Bond Fund                       14,144,703      5,130,000

     The cost of purchases and the proceeds from sales of U.S. government securities for the period ended April 30, 2007 were as follows:

                                                  PURCHASES        SALES
                                                ------------   ------------
Short-Term Bond Fund                              $6,457,460     $2,736,314
Intermediate Bond Fund                             1,748,020      6,726,753

                                   Continued

AMERICAN INDEPENDENCE FUNDS

6.   CONCENTRATION OF CREDIT RISK:

     The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent. At April 30, 2007, the Fund had the following concentration by industry sector (as a percentage of total investments):

Miscellaneous              33%
General Obligation         23%
Refunded Bonds             18%
Hospitals                   9%
Money Market Instruments    8%
Utilities                   6%
Industrial Development      2%
Housing                     1%
                         ----
Total                     100%
                         ====

7.   FEDERAL INCOME TAX INFORMATION:

     At April 30, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                             TAX UNREALIZED   TAX UNREALIZED          NET UNREALIZED
                                TAX COST      APPRECIATION    (DEPRECIATION)   APPRECIATION (DEPRECIATION)
                              ------------   --------------   --------------   ---------------------------
Stock Fund                    $ 87,490,400    $ 35,200,471       $ 523,569            $ 34,676,902
Financial Services Fund          1,986,190          42,193          49,247                  (7,054)
International Equity Fund      103,850,904      27,109,839       1,055,172              26,054,667
Short-Term Bond Fund            58,920,741          29,094         261,528                (232,434)
Intermediate Bond Fund          35,892,141         237,283         421,877                (184,594)
Kansas Tax-Exempt Bond Fund    164,865,346       2,957,930         211,439               2,746,491

     At October 31, 2006, the following Funds had a net capital loss carry forward which is available to offset future net capital gains, if any:

                                  AMOUNT            EXPIRES
                                ----------          -------
Short-Term Bond Fund            $  171,658            2013
                                    96,574            2014
Intermediate Bond Fund             208,972            2014
Kansas Tax-Exempt Bond Fund        617,546            2008
                                 1,379,613            2009
                                     2,495            2011
                                   122,004            2012
                                    88,129            2013
                                   215,004            2014

AMERICAN INDEPENDENCE FUNDS

ADDITIONAL FUND INFORMATION (UNAUDITED)

The American Independence Funds invested, as a percentage of net assets, in the following types of securities, industries, or sectors as of April 30, 2007.


STOCK FUND

                                        % OF NET
PORTFOLIO DIVERSIFICATION                ASSETS
-------------------------               --------
Financials                                23.5%
Health Care                               19.0
Energy                                    14.8
Consumer Discretionary                    11.2
Industrials                               10.5
Telecommunications Services                9.2
Consumer Staples                           5.7
Investment Companies                       2.4
Utilities                                  2.1
Materials                                  1.7
                                         -----
Total Investments                        100.1%
Other Assets and Liabilities (Net)        (0.1)
                                         -----
Net Assets                               100.0%
                                         =====

FINANCIAL SERVICES FUND

                                        % OF NET
PORTFOLIO DIVERSIFICATION                ASSETS
-------------------------               --------
Banks                                     53.6%
Life Insurance                             8.7
Insurance                                  7.7
Asset Management                           5.6
Specialty Insurance                        5.5
Brokerage                                  4.6
Exchange Traded Funds                      3.8
                                         -----
Total Investments                         89.5%
Other Assets and Liabilities (Net)        10.5
                                         -----
Net Assets                               100.0%
                                         =====

INTERNATIONAL EQUITY FUND

                                        % OF NET
PORTFOLIO DIVERSIFICATION                ASSETS
-------------------------               --------
Financials                                28.4%
Industrials                               13.4
Consumer Discretionary                    12.0
Materials                                  9.3
Health Care                                7.8
Utilities                                  7.5
Telecommunication Services                 7.3
Energy                                     5.1
Consumer Staples                           4.9
Information Technology                     2.7
Investment Companies                       1.1
                                         -----
Total Investments                         99.5%
Other Assets and Liabilities (Net)         0.5
                                         -----
Net Assets                               100.0%
                                         =====

SHORT-TERM BOND FUND

                                        % OF NET
PORTFOLIO DIVERSIFICATION                ASSETS
-------------------------               --------
U.S. Government and Agency Securities     70.6%
Asset Back Securities                      9.6
Collateralized Mortgage Obligations        5.2
Taxable Municipal Bonds                    5.1
Corporate Bonds                            3.4
Investment Companies                       2.3
Medium Term/Senior Notes                   1.3
                                         -----
Total Investments                         97.5%
Other Assets and Liabilities (Net)         2.5
                                         -----
Net Assets                               100.0%
                                         =====

INTERMEDIATE BOND FUND

                                        % OF NET
PORTFOLIO DIVERSIFICATION                ASSETS
-------------------------               --------
U.S. Government & Agency Securities       41.5%
Corporate Bonds                           19.8
Collateralized Mortgage Obligations       16.8
Taxable Municipal Bonds                    9.4
Asset Backed Securities                    7.4
Investment Companies                       1.0
Medium Term/Senior Notes                   0.6
                                         -----
Total Investments                         96.5%
Other Assets and Liabilities (Net)         3.5
                                         -----
Net Assets                               100.0%
                                         =====

KANSAS TAX-EXEMPT BOND FUND

                                        % OF NET
PORTFOLIO DIVERSIFICATION                ASSETS
-------------------------               --------
Municipal Bonds                           99.2%
Investment Companies                       0.9
                                         -----
Total Investments                        100.1%
Other Assets and Liabilities (Net)        (0.1)
                                         -----
Net Assets                               100.0%
                                         =====

AMERICAN INDEPENDENCE FUNDS

TABLE OF SHAREHOLDER EXPENSES (UNAUDITED):

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 through April 30, 2007.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                      BEGINNING         ENDING         EXPENSE PAID       EXPENSE RATIO
                                                    ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*     DURING PERIOD**
                                                       11/1/06          4/30/07     11/1/06 - 4/30/07   11/1/06 - 4/30/07
                                                    -------------   -------------   -----------------   -----------------
Stock Fund                    Institutional Class     $1,000.00       $1,111.30           $4.66               0.89%
                              Class A                  1,000.00        1,107.50            7.26               1.39%

Financial Services Fund       Institutional Class***   1,000.00          997.00            2.09               1.25%
                              Class A***               1,000.00          998.00            2.92               1.75%

International Equity Fund     Institutional Class      1,000.00        1,157.50            5.30               0.99%
                              Class A                  1,000.00        1,154.70            7.96               1.49%

Short-Term Bond Fund          Institutional Class      1,000.00        1,022.80            2.26               0.45%
                              Class A                  1,000.00        1,021.80            3.76               0.75%

Intermediate Bond Fund        Institutional Class      1,000.00        1,024.70            2.81               0.56%
                              Class A                  1,000.00        1,022.70            4.31               0.86%

Kansas Tax-Exempt Bond Fund   Institutional Class      1,000.00        1,015.00            2.00               0.40%
                              Class A                  1,000.00        1,012.80            3.99               0.80%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized

*** Information shown reflects values using the expense ratios and rates of returns for the period from March 1, 2007 (date of commencement of operations) to April 30, 2007.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                      BEGINNING         ENDING         EXPENSE PAID       EXPENSE RATIO
                                                    ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*     DURING PERIOD**
                                                       11/1/06          4/30/07     11/1/06 - 4/30/07   11/1/06 - 4/30/07
                                                    -------------   -------------   -----------------   -----------------
Stock Fund                    Institutional Class     $1,000.00       $1,020.38           $4.46               0.89%
                              Class A                  1,000.00        1,017.90            6.95               1.39%

Financial Services Fund       Institutional Class***   1,000.00        1,018.60            2.11               1.25%
                              Class A***               1,000.00        1,016.12            2.95               1.75%

International Equity Fund     Institutional Class      1,000.00        1,019.89            4.96               0.99%
                              Class A                  1,000.00        1,017.41            7.45               1.49%

Short-Term Bond Fund          Institutional Class      1,000.00        1,022.56            2.26               0.45%
                              Class A                  1,000.00        1,021.08            3.76               0.75%

Intermediate Bond Fund        Institutional Class      1,000.00        1,022.02            2.81               0.56%
                              Class A                  1,000.00        1,020.53            4.31               0.86%

Kansas Tax-Exempt Bond Fund   Institutional Class      1,000.00        1,022.81            2.01               0.40%
                              Class A                  1,000.00        1,020.83            4.01               0.80%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized.

*** Information shown reflects values using the expense ratios for the period from March 1, 2007 (date of commencement of operations) to April 30, 2007.

                      This page intentionally left blank.

(AMERICAN INDEPENDENCE FUNDS LOGO)

     INVESTMENT ADVISER AND ADMINISTRATOR:
     American Independence Financial Services, LLC
     335 Madison Avenue, Mezzanine
     New York, NY 10017

     CUSTODIAN:
     INTRUST Bank NA
     105 North Main Street
     Wichita, Kansas 67202

     TRANSFER AGENT:
     BISYS Fund Services Ohio, Inc.
     3435 Stelzer Rd.
     Columbus, OH 43219

     DISTRIBUTOR:
     BISYS Fund Services Limited Partnership
     3435 Stelzer Rd.
     Columbus, OH 43219

FOR ADDITIONAL INFORMATION, CALL:
1-866-410-2006

This material must be preceded or accompanied by a current prospectus.

AIF SAR 43007

(AMERICAN INDEPENDENCE FUNDS LOGO)                        PLAN YOUR ARRIVAL.(SM)

April 30, 2007

2010
2015
2020   NEST EGG DOW JONES U.S. TARGET DATE FUNDS              SEMI-ANNUAL REPORT
2030
2040

                                Based on the DOW JONES U.S. TARGET DATE INDEXES.

NOT FDIC Insured. May lose value. No bank guarantee.

This material must be accompanied or preceded by a prospectus.

American Independence Financial Services LLC is a limited liability company. "Dow Jones," "Dow Jones Indexes" and "Dow Jones U.S. Target Date Indexes" are service marks of Dow Jones & Company, Inc. Dow Jones does not sell, nor does it sponsor, endorse, or make any recommendation regarding the purchase or sale of any security.

American Independence Funds are distributed by BISYS Fund Services Limited Partnership.

TABLE OF CONTENTS

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
SEMI-ANNUAL REPORT (UNAUDITED)-APRIL 30, 2007

NESTEGG DOW JONES U.S. 2010 FUND
   Schedule of Portfolio Investments .....................................     1

NESTEGG DOW JONES U.S. 2015 FUND
   Schedule of Portfolio Investments .....................................     3

NESTEGG DOW JONES U.S. 2020 FUND
   Schedule of Portfolio Investments .....................................     5

NESTEGG DOW JONES U.S. 2030 FUND
   Schedule of Portfolio Investments .....................................     7

NESTEGG DOW JONES U.S. 2040 FUND
   Schedule of Portfolio Investments .....................................     9

Statements of Assets and Liabilities .....................................    11
Statements of Operations .................................................    12
Statements of Changes in Net Assets ......................................    13
Financial Highlights .....................................................    15

Notes to Financial Statements ............................................    19
Additional Information ...................................................    22
Table of Shareholder Expenses ............................................    23

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities and information regarding how the Funds voted relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Schedules of Portfolio Investments as of January 31 and July 31 are available without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

The complete Schedules of Portfolio Investments is available without charge by calling toll-free 1-866-410-2006 or on the Securities and Exchange Commission's website at http://www.sec.gov.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                                  APRIL 30, 2007
                                                                     (UNAUDITED)

                                                   PERCENTAGE
                                                       OF         SHARES OR
SECURITY DESCRIPTION                               NET ASSETS   PRINCIPAL ($)       VALUE ($)
--------------------                               ----------   -------------   ---------------
COMMON STOCKS (22.34%)
Exxon Mobil Corp. (Oil & Gas) ..................        0.27%             233            18,496
General Electric Co. (Industrials) .............        0.23%             422            15,555
Microsoft Corp. (Technology) ...................        0.21%             486            14,551
Procter & Gamble Co.
   (Consumer Goods) ............................        0.17%             178            11,447
Citigroup, Inc. (Financials) ...................        0.16%             205            10,992
AT&T, Inc. (Telecommunications) ................        0.14%             258             9,990
Johnson & Johnson (Health Care) ................        0.14%             151             9,697
Bank of America Corp. (Financials) .............        0.14%             185             9,416
Cisco Systems, Inc.(a) (Technology) ............        0.13%             342             9,145
Pfizer, Inc. (Health Care) .....................        0.11%             292             7,726
JPMorgan Chase & Co. (Financials) ..............        0.11%             140             7,294
Chevron Corp. (Oil & Gas) ......................        0.10%              91             7,079
Intel Corp. (Technology) .......................        0.10%             327             7,030
Wal-Mart Stores, Inc.
   (Consumer Services) .........................        0.10%             145             6,948
Hewlett-Packard Co. (Technology) ...............        0.10%             159             6,700
American International Group, Inc.
   (Financials) ................................        0.10%              94             6,572
International Business Machines Corp.
   (Technology) ................................        0.09%              62             6,337
Google, Inc. Class A(a) (Technology) ...........        0.09%              13             6,128
Other Common Stocks ............................       19.85%          43,777         1,369,322
                                                                                ---------------
TOTAL COMMON STOCKS ............................                                      1,540,425
                                                                                ---------------
CORPORATE BONDS (21.34%)
Credit Suisse First Boston USA, Inc.,
   6.13%, 11/15/11 (Financials) ................        1.67%         111,000           115,489
Verizon Global Funding Corp., 7.25%,
   12/1/10 (Financials) ........................        1.56%         101,000           107,858
Merrill Lynch & Co., Inc., 4.25%, 2/8/10
   (Financials) ................................        1.50%         106,000           103,499
Countrywide Financial Corp., 6.25%,
   5/15/16 (Financials) ........................        1.47%         100,000           101,021
Comcast Corp., 6.50%, 11/15/35
   (Consumer Services) .........................        1.40%          95,000            96,687
E.I. DuPont de Nemours & Co., 4.88%,
   4/30/14 (Basic Materials) ...................        1.35%          95,000            92,774
National Rural Utilities, 7.25%, 3/1/12
   (Utilities) .................................        1.14%          72,000            78,396
Florida Power & Light, 5.95%, 10/1/33
   (Utilities) .................................        1.12%          75,000            77,082
Union Pacific Corp., 4.88%, 1/15/15
   (Industrials) ...............................        0.97%          70,000            66,970
Cincinnati Gas & Electric Corp., 5.70%,
   9/15/12 (Utilities) .........................        0.74%          50,000            50,953
Berkley Corp., 6.15%, 8/15/19
   (Financials) ................................        0.66%          45,000            45,590
Kohls Corp., 6.00%, 1/15/33 (Consumer
   Services) ...................................        0.65%          46,000            44,648
Bank One Corp., 2.63%, 6/30/08
   (Financials) ................................        0.63%          45,000            43,663
American General Finance, 5.38%,
   10/1/12 (Financials) ........................        0.55%          38,000            38,204
General Electric Co., 5.00%, 2/1/13
   (Utilities) .................................        0.43%          30,000            29,783
Carolina Power and Light, 5.13%,
   9/15/13 (Utilities) .........................        0.43%          30,000            29,733
Morgan Stanley Dean Witter, 6.75%,
   4/15/11 (Financials) ........................        0.41%          27,000            28,546
Eastman Chemical Co., 7.60%, 2/1/27
   (Basic Materials) ...........................        0.40%          25,000            27,353

                                                   PERCENTAGE
                                                       OF         PRINCIPAL
SECURITY DESCRIPTION                               NET ASSETS     AMOUNT ($)       VALUE ($)
--------------------                               ----------   -------------   ---------------
CORPORATE BONDS, CONTINUED
Citigroup, Inc., 6.63%, 1/15/28
   (Financials) ................................        0.37%          23,000            25,196
Time Warner Cos., Inc., 7.57%, 2/1/24
   (Consumer Services) .........................        0.36%          22,000            24,512
Wells Fargo & Co., 4.63%, 8/9/10
   (Financials) ................................        0.34%          24,000            23,745
First Union National Bank, 7.80%,
   8/18/10 (Financials) ........................        0.34%          22,000            23,663
Kimberly-Clark Corp., 5.00%, 8/15/13
   (Consumer Goods) ............................        0.29%          20,000            19,813
Goldman Sachs Group, Inc., 5.13%,
   1/15/15 (Financials) ........................        0.23%          16,000            15,643
Household Finance Corp., 4.63%,
   1/15/08 (Financials) ........................        0.22%          15,000            14,925
Conoco, Inc., 6.95%, 4/15/29 (Oil & Gas) .......        0.22%          13,000            14,842
Procter & Gamble Co., 4.95%, 8/15/14
   (Consumer Goods) ............................        0.20%          14,000            13,802
Lehman Brothers Holdings, Inc., 6.63%,
   1/18/12 (Financials) ........................        0.20%          13,000            13,736
U.S. Bank N.A. Minnesota, 6.38%,
   8/1/11 (Financials) .........................        0.20%          13,000            13,615
IBM Corp., 8.38%, 11/1/19 (Technology) .........        0.18%          10,000            12,542
John Deere Capital Corp., 7.00%,
   3/15/12 (Financials) ........................        0.17%          11,000            11,859
Boeing Co., 6.13%, 2/15/33 (Industrials) .......        0.17%          11,000            11,798
Kraft Foods, Inc., 6.25%, 6/1/12
   (Consumer Goods) ............................        0.17%          11,000            11,440
Allstate Corp., 7.20%, 12/1/09
   (Financials) ................................        0.15%          10,000            10,496
Target Corp., 5.88%, 3/1/12 (Consumer
   Services) ...................................        0.15%          10,000            10,329
Motorola, Inc., 7.63%, 11/15/10
   (Technology) ................................        0.12%           8,000             8,561
United Technologies Corp., 4.88%,
   5/1/15 (Basic Materials) ....................        0.11%           8,000             7,776
Other Corporate Bonds ..........................        0.07%           5,000             4,887
                                                                                ---------------
TOTAL CORPORATE BONDS ..........................                                      1,471,429
                                                                                ---------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES (20.95%)
6.00%, 8/1/34, Pool #725690
   (Fannie Mae) ................................        4.09%         279,940           282,116
5.50%, 1/1/35, Pool #808374
   (Fannie Mae) ................................        2.46%         171,201           169,298
5.50%, 2/1/33, Pool #652693
   (Fannie Mae) ................................        1.98%         137,804           136,273
6.00%, 2/15/32, Pool #569704
   (Ginnie Mae) ................................        1.90%         128,544           130,662
5.50%, 10/1/35, Pool #A39170
   (Freddie Mac) ...............................        1.53%         106,653           105,602
5.50%, 1/1/34, Pool #756233
   (Fannie Mae) ................................        1.33%          92,986            91,953
6.50%, 12/1/33, Pool #A16523
   (Freddie Mac) ...............................        1.12%          74,900            77,066
4.50%, 8/1/35, Pool #835751
   (Fannie Mae) ................................        0.98%          71,970            67,617
5.00%, 6/1/20, Pool #839333
   (Fannie Mae) ................................        0.93%          65,340            64,412
6.00%, 6/1/17, Pool #555004
   (Fannie Mae) ................................        0.70%          47,743            48,572
5.50%, 3/1/20, Pool #735405
   (Fannie Mae) ................................        0.52%          35,676            35,727
5.00%, 8/1/33, Pool #713679
   (Fannie Mae) ................................        0.51%          36,513            35,274
5.00%, 12/1/34, Pool #A29017
   (Freddie Mac) ...............................        0.50%          35,593            34,463

                        See Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                                  APRIL 30, 2007
                                                                     (UNAUDITED)

                                                   PERCENTAGE
                                                       OF         PRINCIPAL
SECURITY DESCRIPTION                               NET ASSETS     AMOUNT ($)       VALUE ($)
--------------------                               ----------   -------------   ---------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES, CONTINUED
5.00%, 1/1/19, Pool #255077
   (Fannie Mae) ................................        0.33%          22,852            22,585
4.50%, 7/1/19, Pool #B15661
   (Freddie Mac) ...............................        0.28%          19,822            19,230
5.00%, 8/1/35, Pool #848355
   (Fannie Mae) ................................        0.16%          11,066            10,690
5.00%, 10/1/18, Pool #B10252
   (Freddie Mac) ...............................        0.15%          10,175            10,056
4.42%, 10/1/35, Pool #836206
   (Fannie Mae) ................................        0.13%           9,167             9,062
5.00%, 5/1/18, Pool #703444
   (Fannie Mae) ................................        0.11%           7,791             7,681
5.50%, 8/1/33, Pool #A11851
   (Freddie Mac) ...............................        0.10%           7,180             7,118
4.50%, 1/1/19, Pool #B11878
   (Freddie Mac) ...............................        0.10%           6,708             6,514
6.00%, 10/1/32, Pool #667994
   (Fannie Mae) ................................        0.09%           6,205             6,288
5.50%, 7/1/25, Pool #255809
   (Fannie Mae) ................................        0.09%           6,308             6,280
Other U.S. Government Agency
   Pass-Through Securities .....................        0.86%          60,753            59,779
                                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY
   PASS-THROUGH SECURITIES .....................                                      1,444,318
                                                                                ---------------
U.S. GOVERNMENT AGENCY SECURITIES (7.28%)
4.63%, 2/21/08 (Freddie Mac) ...................        1.67%         116,000           115,484
4.63%, 1/15/08 (Fannie Mae) ....................        1.52%         105,000           104,570
4.75%, 1/19/16 (Freddie Mac) ...................        1.00%          70,000            68,970
4.63%, 2/8/08, Series 627
   (Federal Home Loan Bank) ....................        0.72%          50,000            49,794
6.25%, 7/15/32 (Freddie Mac) ...................        0.66%          40,000            45,674
5.63%, 11/15/21 (Fannie Mae) ...................        0.36%          25,000            24,963
6.63%, 9/15/09 (Fannie Mae) ....................        0.30%          20,000            20,801
4.63%, 11/21/08, Series 598
   (Federal Home Loan Bank) ....................        0.29%          20,000            19,912
4.50%, 10/15/08 (Fannie Mae) ...................        0.29%          20,000            19,885
4.75%, 1/18/11 (Freddie Mac) ...................        0.22%          15,000            14,973
4.63%, 12/19/08 (Freddie Mac) ..................        0.22%          15,000            14,932
Other U.S. Government Agency Securities ........        0.03%              38             2,239
                                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES ........                                        502,197
                                                                                ---------------
U.S. TREASURY OBLIGATIONS (13.94%)
4.00%, 4/15/10 (U.S. Treasury Notes) ...........        3.36%         235,000           231,613
5.25%, 11/15/28 (U.S. Treasury Bonds) ..........        3.16%         208,000           218,091
5.63%, 5/15/08 (U.S. Treasury Notes) ...........        2.86%         196,000           197,386
4.25%, 8/15/15 (U.S. Treasury Notes) ...........        1.35%          95,000            92,654
4.00%, 6/15/09 (U.S. Treasury Notes) ...........        0.86%          60,000            59,316
6.00%, 2/15/26 (U.S. Treasury Bonds) ...........        0.82%          50,000            56,769
4.00%, 2/15/15 (U.S. Treasury Notes) ...........        0.49%          35,000            33,644
4.88%, 2/15/12 (U.S. Treasury Notes) ...........        0.46%          31,000            31,505
5.38%, 2/15/31 (U.S. Treasury Bonds) ...........        0.31%          20,000            21,422
5.00%, 2/15/11 (U.S. Treasury Notes) ...........        0.27%          18,000            18,325
                                                                                ---------------
TOTAL U.S. TREASURY OBLIGATIONS ................                                        960,725
                                                                                ---------------

                                                   PERCENTAGE
                                                       OF
SECURITY DESCRIPTION                               NET ASSETS       SHARES         VALUE ($)
--------------------                               ----------   -------------   ---------------
INVESTMENT COMPANIES (12.91%)
American Beacon Money Market
   Select Fund .................................       12.91%         890,232           890,232
                                                                                ---------------
TOTAL INVESTMENT COMPANIES .....................                                        890,232

TOTAL INVESTMENTS
(Cost $ 6,599,070)(b) - 98.76% .................                                      6,809,326
Other assets in excess of liabilities - 1.24% ..                                         85,758
                                                                                ---------------
NET ASSETS - 100.00% ...........................                                $     6,895,084
                                                                                ===============

(a)  Non-income producing security.

(b) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

                       See Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                                  APRIL 30, 2007
                                                                     (UNAUDITED)

                                                   PERCENTAGE
                                                       OF         SHARES OR
SECURITY DESCRIPTION                               NET ASSETS   PRINCIPAL ($)       VALUE ($)
--------------------                               ----------   -------------   ---------------
COMMON STOCKS (38.95%)
Exxon Mobil Corp. (Oil & Gas) ..................        0.46%             914            72,553
General Electric Co. (Industrials) .............        0.39%           1,639            60,414
Microsoft Corp. (Technology) ...................        0.37%           1,924            57,605
Procter & Gamble Co.
   (Consumer Goods) ............................        0.28%             688            44,245
Citigroup, Inc. (Financials) ...................        0.27%             799            42,842
Johnson & Johnson (Health Care) ................        0.26%             628            40,330
AT&T, Inc. (Telecommunications) ................        0.25%           1,009            39,068
Bank of America Corp. (Financials) .............        0.24%             723            36,801
Cisco Systems, Inc.(a) (Technology) ............        0.23%           1,318            35,243
Other Common Stocks                                    36.20%         179,062         5,659,524
                                                                                ---------------
TOTAL COMMON STOCKS                                                                   6,088,625
                                                                                ---------------
CORPORATE BONDS (18.70%)
Eastman Chemical Co., 7.60%, 2/1/27
   (Basic Materials) ...........................        0.84%         120,000           131,295
Credit Suisse First Boston USA, Inc.,
   6.13%, 11/15/11 (Financials) ................        0.84%         126,000           131,096
Goldman Sachs Group, Inc., 5.13%,
   1/15/15 (Financials) ........................        0.83%         132,000           129,054
Conoco, Inc., 6.95%, 4/15/29
   (Oil & Gas) .................................        0.83%         113,000           129,013
General Electric Co., 5.00%, 2/1/13
   (Utilities) .................................        0.81%         127,000           126,080
Verizon Global Funding Corp., 7.25%,
   12/1/10 (Financials) ........................        0.79%         116,000           123,876
Household Finance Corp., 4.63%,
   1/15/08 (Financials) ........................        0.78%         123,000           122,386
Merrill Lynch & Co., Inc., 4.25%, 2/8/10
   (Financials) ................................        0.77%         123,000           120,098
American General Finance, 5.38%,
   10/1/12 (Financials) ........................        0.69%         107,000           107,575
First Data Corp., 4.85%, 10/1/14
   (Technology) ................................        0.57%          90,000            88,756
Morgan Stanley Dean Witter, 6.75%,
   4/15/11 (Financials) ........................        0.51%          76,000            80,352
Midamerican Energy Holdings, 5.00%,
   2/15/14 (Utilities) .........................        0.51%          81,000            79,039
SBC Communications Corp., 6.15%,
   9/15/34 (Technology) ........................        0.49%          76,000            76,355
Comcast Corp., 6.50%, 11/15/35
   (Consumer Services) .........................        0.47%          72,000            73,279
Bank One Corp., 2.63%, 6/30/08
   (Financials) ................................        0.47%          75,000            72,771
Wells Fargo & Co., 4.63%, 8/9/10
   (Financials) ................................        0.44%          70,000            69,256
Time Warner Cos., Inc., 7.57%, 2/1/24
   (Consumer Services) .........................        0.44%          61,000            67,964
Sprint Capital Corp., 8.38%, 3/15/12
   (Financials) ................................        0.43%          61,000            67,937
First Union National Bank, 7.80%,
   8/18/10 (Financials) ........................        0.42%          61,000            65,612
National Rural Utilities, 7.25%, 3/1/12
   (Utilities) .................................        0.39%          56,000            60,975
Wal-Mart Stores, Inc., 4.55%, 5/1/13
   (Consumer Services) .........................        0.38%          61,000            59,132
Consolidated Edison Co. of New York,
   6.20%, 6/15/36 (Utilities) ..................        0.34%          50,000            52,545
E.I. DuPont de Nemours & Co., 4.88%,
   4/30/14 (Basic Materials) ...................        0.33%          53,000            51,758
Countrywide Financial Corp., 6.25%,
   5/15/16 (Financials) ........................        0.32%          50,000            50,511
Goldman Sachs Group, Inc., 5.95%,
   1/15/27 (Financials) ........................        0.31%          49,000            48,429
Kimberly-Clark Corp., 5.00%, 8/15/13
   (Consumer Goods) ............................        0.30%          48,000            47,551

                                                   PERCENTAGE
                                                       OF         PRINCIPAL
SECURITY DESCRIPTION                               NET ASSETS     AMOUNT ($)      VALUE ($)
--------------------                               ----------   -------------   ---------------
CORPORATE BONDS, CONTINUED
Prudential Financial, Inc., 5.10%,
   9/20/14 (Financials) ........................        0.29%          46,000            45,245
Florida Power & Light, 5.95%, 10/1/33
   (Utilities) .................................        0.26%          40,000            41,111
Lehman Brothers Holdings, Inc., 6.63%,
   1/18/12 (Financials) ........................        0.26%          38,000            40,153
U.S. Bank N.A. Minnesota, 6.38%,
   8/1/11 (Financials) .........................        0.25%          38,000            39,798
Union Pacific Corp., 4.88%, 1/15/15
   (Industrials) ...............................        0.25%          41,000            39,225
Wyeth, 5.50%, 2/1/14 (Health Care) .............        0.25%          38,000            38,427
Dominion Resources, Inc. (Virginia),
   4.13%, 2/15/08 (Utilities) ..................        0.24%          38,000            37,645
IBM Corp., 8.38%, 11/1/19 (Technology) .........        0.24%          30,000            37,627
Procter & Gamble Co., 4.95%, 8/15/14
   (Consumer Goods) ............................        0.24%          38,000            37,462
John Deere Capital Corp., 7.00%,
   3/15/12 (Financials) ........................        0.21%          30,000            32,343
Kraft Foods, Inc., 6.25%, 6/1/12
   (Consumer Goods) ............................        0.21%          31,000            32,239
Boeing Co., 6.13%, 2/15/33 (Industrials) .......        0.21%          30,000            32,175
Other Corporate Bonds ..........................        1.49%         231,000           236,569
                                                                                ---------------
TOTAL CORPORATE BONDS ..........................                                      2,922,714
                                                                                ---------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES (18.41%)
5.00%, 8/1/33, Pool #713679
   (Fannie Mae) ................................        1.30%         211,110           203,948
5.50%, 1/1/35, Pool #808374
   (Fannie Mae) ................................        1.25%         197,934           195,735
6.00%, 2/15/32, Pool #569704
   (Ginnie Mae) ................................        1.16%         178,841           181,787
5.50%, 10/1/35, Pool #A39170
   (Freddie Mac) ...............................        1.00%         158,368           156,807
4.50%, 8/1/35, Pool #835751
   (Fannie Mae) ................................        0.92%         152,937           143,686
5.50%, 1/1/34, Pool #756233
   (Fannie Mae) ................................        0.77%         121,813           120,459
5.50%, 2/1/35, Pool #735230
   (Fannie Mae) ................................        0.76%         120,086           118,752
5.00%, 12/1/34, Pool #A29017
   (Freddie Mac) ...............................        0.62%         100,410            97,222
6.00%, 6/1/17, Pool #555004
   (Fannie Mae) ................................        0.45%          69,131            70,330
4.50%, 1/1/19, Pool #B11878
   (Freddie Mac) ...............................        0.44%          70,438            68,402
6.00%, 10/1/32, Pool #667994
   (Fannie Mae) ................................        0.42%          65,151            66,024
5.50%, 7/1/25, Pool #255809
   (Fannie Mae) ................................        0.42%          66,241            65,940
5.50%, 6/1/33, Pool #702459
   (Fannie Mae) ................................        0.41%          65,112            64,389
4.42%, 10/1/35, Pool #836206
   (Fannie Mae) ................................        0.41%          64,907            64,166
5.00%, 12/1/26, Pool #256570
   (Fannie Mae) ................................        0.40%          64,946            63,282
5.50%, 8/1/33, Pool #A11851
   (Freddie Mac) ...............................        0.40%          62,464            61,933
5.00%, 1/1/19, Pool #255077
   (Fannie Mae) ................................        0.35%          55,096            54,452

                       See Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                                  APRIL 30, 2007
                                                                     (UNAUDITED)

                                                   PERCENTAGE
                                                       OF         PRINCIPAL
SECURITY DESCRIPTION                               NET ASSETS     AMOUNT ($)     VALUE ($)
--------------------                               ----------   -------------   ---------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES, CONTINUED
5.50%, 11/1/35, Pool #A47728
   (Freddie Mac) ...............................        0.34%          53,540            53,012
6.50%, 9/1/34, Pool #783390
   (Fannie Mae) ................................        0.33%          50,485            51,549
5.50%, 10/1/34, Pool #A27526
   (Freddie Mac) ...............................        0.33%          51,984            51,532
6.00%, 7/1/34, Pool #A24370
   (Freddie Mac) ...............................        0.31%          47,916            48,436
6.50%, 4/1/36, Pool #851187
   (Fannie Mae) ................................        0.31%          47,320            48,317
5.50%, 2/1/18, Pool #703712
   (Fannie Mae) ................................        0.29%          45,541            45,606
4.50%, 11/1/18, Pool #E01489
   (Freddie Mac) ...............................        0.28%          44,793            43,503
5.00%, 5/1/34, Pool #768230
   (Fannie Mae) ................................        0.28%          44,946            43,421
4.00%, 6/1/18, Pool #E01401
   (Freddie Mac) ...............................        0.27%          45,248            42,992
7.00%, 4/1/34, Pool #780703
   (Fannie Mae) ................................        0.27%          41,088            42,749
5.50%, 3/1/20, Pool #735405
   (Fannie Mae) ................................        0.27%          41,935            41,995
5.00%, 4/1/34, Pool #A20534
   (Freddie Mac) ...............................        0.26%          41,318            40,006
4.50%, 12/1/18, Pool #G11657
   (Freddie Mac) ...............................        0.23%          36,617            35,559
Other U.S. Government Agency
   Pass-Through Securities .....................        3.16%         498,012           491,477
                                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY
   PASS-THROUGH SECURITIES .....................                                      2,877,468
                                                                                ---------------
U.S. GOVERNMENT AGENCY SECURITIES (5.84%)
6.25%, 7/15/32 (Freddie Mac) ...................        0.98%         134,000           153,008
4.63%, 2/21/08 (Freddie Mac) ...................        0.90%         141,000           140,372
4.75%, 1/19/16 (Freddie Mac) ...................        0.74%         118,000           116,264
6.63%, 9/15/09 (Fannie Mae) ....................        0.50%          75,000            78,004
4.63%, 11/21/08, Series 598
   (Federal Home Loan Bank) ....................        0.48%          75,000            74,671
4.50%, 10/15/08 (Fannie Mae) ...................        0.48%          75,000            74,569
4.63%, 2/8/08, Series 627
   (Federal Home Loan Bank) ....................        0.45%          70,000            69,712
4.75%, 1/18/11 (Freddie Mac) ...................        0.35%          55,000            54,900
4.63%, 12/19/08 (Freddie Mac) ..................        0.35%          55,000            54,750
5.63%, 11/15/21 (Fannie Mae) ...................        0.31%          48,000            47,929
4.63%, 1/15/08 (Fannie Mae) ....................        0.25%          40,000            39,836
Other U.S. Government Agency
   Securities ..................................        0.05%             148             8,720
                                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES ........                                        912,735
                                                                                ---------------

                                                   PERCENTAGE
                                                       OF         SHARES OR
SECURITY DESCRIPTION                               NET ASSETS   PRINCIPAL ($)       VALUE ($)
--------------------                               ----------   -------------   ---------------
U.S. TREASURY OBLIGATIONS (12.84%)
5.63%, 5/15/08 (U.S. Treasury Notes) ...........        2.10%         326,000           328,305
5.25%, 11/15/28 (U.S. Treasury Bonds) ..........        1.90%         284,000           297,779
4.00%, 4/15/10 (U.S. Treasury Notes) ...........        1.87%         296,000           291,733
3.13%, 5/15/07 (U.S. Treasury Notes) ...........        1.44%         226,000           225,815
4.00%, 2/15/15 (U.S. Treasury Notes) ...........        1.40%         228,000           219,165
4.00%, 6/15/09 (U.S. Treasury Notes) ...........        1.30%         205,000           202,662
4.25%, 8/15/15 (U.S. Treasury Notes) ...........        1.02%         163,000           158,976
6.00%, 2/15/26 (U.S. Treasury Bonds) ...........        0.51%          70,000            79,477
5.38%, 2/15/31 (U.S. Treasury Bonds) ...........        0.48%          70,000            74,977
4.88%, 2/15/12 (U.S. Treasury Notes) ...........        0.42%          65,000            66,059
5.00%, 2/15/11 (U.S. Treasury Notes) ...........        0.40%          62,000            63,119
                                                                                ---------------
TOTAL U.S. TREASURY OBLIGATIONS                                                       2,008,067
                                                                                ---------------
INVESTMENT COMPANIES (4.70%)
American Beacon Money Market
   Select Fund .................................        4.70%         735,193           735,193
                                                                                ---------------
TOTAL INVESTMENT COMPANIES .....................                                        735,193
                                                                                ---------------
TOTAL INVESTMENTS
   (Cost $ 14,812,643) (b) - 99.44% ............                                     15,544,802
Other assets in excess of liabilities - 0.56% ..                                         87,895
                                                                                ---------------
NET ASSETS - 100.00% ...........................                                $    15,632,697
                                                                                ===============

(a)  Non-income producing security.

(b) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

                       See Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                                  APRIL 30, 2007
                                                                     (UNAUDITED)

                                                   PERCENTAGE
                                                       OF         SHARES OR
SECURITY DESCRIPTION                               NET ASSETS   PRINCIPAL ($)       VALUE ($)
--------------------                               ----------   -------------   ---------------
COMMON STOCKS (54.93%)
Exxon Mobil Corp. (Oil & Gas) ..................        0.65%           3,050           242,109
General Electric Co. (Industrials) .............        0.54%           5,504           202,877
Microsoft Corp. (Technology) ...................        0.52%           6,437           192,724
Procter & Gamble Co.
   (Consumer Goods) ............................        0.40%           2,334           150,100
Citigroup, Inc. (Financials) ...................        0.39%           2,688           144,131
Johnson & Johnson (Health Care) ................        0.37%           2,134           137,045
AT&T, Inc. (Telecommunications) ................        0.35%           3,363           130,215
Bank of America Corp. (Financials) .............        0.33%           2,434           123,891
Cisco Systems, Inc.(a) (Technology) ............        0.32%           4,475           119,661
Pfizer, Inc. (Health Care) .....................        0.27%           3,799           100,522
JPMorgan Chase & Co. (Financials) ..............        0.26%           1,880            97,948
Intel Corp. (Technology) .......................        0.25%           4,278            91,977
Wal-Mart Stores, Inc.
   (Consumer Services) .........................        0.24%           1,899            91,000
Chevron Corp. (Oil & Gas) ......................        0.24%           1,164            90,548
American International Group, Inc.
   (Financials) ................................        0.23%           1,224            85,570
Hewlett-Packard Co. (Technology) ...............        0.23%           2,025            85,333
International Business Machines
   Corp. (Technology) ..........................        0.22%             798            81,564
PepsiCo, Inc. (Consumer Goods) .................        0.22%           1,224            80,894
Google, Inc. Class A(a) (Technology) ...........        0.22%             171            80,606
Other Common Stocks ............................       48.68%         578,868        18,132,044
                                                                                ---------------
TOTAL COMMON STOCKS ............................                                     20,460,759
                                                                                ---------------
CORPORATE BONDS (13.29%)
General Electric Co., 5.00%, 2/1/13
   (Utilities) .................................        0.59%         221,000           219,399
Consolidated Edison Co. of New York,
   4.70%, 6/15/09 (Utilities) ..................        0.46%         171,000           169,739
Prudential Financial, Inc., 5.10%, 9/20/14
   (Financials) ................................        0.44%         165,000           162,291
E.I. DuPont de Nemours & Co., 4.88%,
   4/30/14 (Basic Materials) ...................        0.43%         165,000           161,134
Florida Power & Light, 5.95%, 10/1/33
   (Utilities) .................................        0.41%         150,000           154,165
Comerica Bank, 5.20%, 8/22/17
   (Financials) ................................        0.41%         160,000           153,673
American General Finance, 5.38%,
   10/1/12 (Financials) ........................        0.41%         151,000           151,812
Countrywide Financial Corp., 6.25%,
   5/15/16 (Financials) ........................        0.40%         146,000           147,491
Midamerican Energy Holdings, 5.00%,
   2/15/14 (Utilities) .........................        0.34%         131,000           127,828
Merrill Lynch & Co., Inc., 6.05%, 5/16/16
   (Financials) ................................        0.33%         120,000           123,696
JPMC Capital XVIII, 6.95%, 8/17/36
   (Financials) ................................        0.33%         115,000           123,082
ChevronTexaco Capital Co., 3.50%,
   9/17/07 (Oil & Gas) .........................        0.32%         119,000           118,255
Morgan Stanley Dean Witter, 6.75%,
   4/15/11 (Financials) ........................        0.31%         109,000           115,242
SBC Communications Corp., 6.15%,
   9/15/34 (Telecommunications) ................        0.29%         109,000           109,508
Goldman Sachs Group, Inc., 5.13%,
   1/15/15 (Financials) ........................        0.29%         111,000           108,523
Coca-Cola Enterprises, 8.50%, 2/1/22
   (Consumer Goods) ............................        0.28%          82,000           103,447
Conoco, Inc., 6.95%, 4/15/29 (Oil & Gas) .......        0.28%          90,000           102,754
Bank One Corp., 2.63%, 6/30/08
   (Financials) ................................        0.26%         101,000            97,998
Time Warner Cos., Inc., 7.57%, 2/1/24
   (Consumer Services) .........................        0.26%          87,000            96,933

                                                   PERCENTAGE
                                                       OF         PRINCIPAL
SECURITY DESCRIPTION                               NET ASSETS     AMOUNT ($)     VALUE ($)
--------------------                               ----------   -------------   ---------------
CORPORATE BONDS, CONTINUED
Wells Fargo & Co., 4.63%, 8/9/10
   (Financials) ................................        0.26%          97,000            95,970
Sprint Capital Corp., 8.38%, 3/15/12
   (Financials) ................................        0.26%          86,000            95,779
First Union National Bank, 7.80%,
   8/18/10 (Financials) ........................        0.25%          87,000            93,577
Household Finance Corp., 4.63%,
   1/15/08 (Financials) ........................        0.25%          94,000            93,531
Kinder Morgan Energy Partners, 7.75%,
   3/15/32 (Oil & Gas) .........................        0.25%          82,000            93,325
John Hancock Global Funding, 7.90%,
   7/2/10 (Financials)(b) ......................        0.24%          83,000            89,719
Burlington North Santa Fe, 7.00%,
   12/15/25 (Basic Materials) ..................        0.24%          82,000            89,082
Weyerhaeuser Co., 6.95%, 8/1/17
   (Basic Materials) ...........................        0.23%          82,000            86,921
Tyco International Group SA, 6.38%,
   10/15/11 (Industrials) ......................        0.23%          82,000            86,647
Conagra Foods, 6.75%, 9/15/11
   (Consumer Services) .........................        0.23%          82,000            86,607
Wal-Mart Stores, Inc., 4.55%, 5/1/13
   (Consumer Services) .........................        0.23%          87,000            84,336
May Department Stores Co., 5.75%,
   7/15/14 (Consumer Goods) ....................        0.22%          82,000            81,837
Anheuser-Busch Cos., Inc., 5.05%,
   10/15/16 (Consumer Goods) ...................        0.22%          82,000            79,895
Other Corporate Bonds ..........................        3.34%       1,225,000         1,246,507
                                                                                ---------------
TOTAL CORPORATE BONDS ..........................                                      4,950,703
                                                                                ---------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES (13.08%)
4.50%, 3/1/35, Pool #819357
   (Fannie Mae) ................................        0.82%         326,329           306,590
5.00%, 1/1/19, Pool #255077
   (Fannie Mae) ................................        0.71%         265,816           262,714
6.00%, 10/1/32, Pool #667994
   (Fannie Mae) ................................        0.51%         189,247           191,782
5.50%, 7/1/25, Pool #255809
   (Fannie Mae) ................................        0.51%         192,414           191,539
5.50%, 8/1/33, Pool #A11851
   (Freddie Mac) ...............................        0.46%         172,315           170,850
4.42%, 10/1/35, Pool #836206
   (Fannie Mae) ................................        0.44%         164,765           162,883
5.50%, 11/1/35, Pool #A47728
   (Freddie Mac) ...............................        0.42%         159,280           157,710
5.50%, 6/1/33, Pool #702459
   (Fannie Mae) ................................        0.42%         159,412           157,641
5.00%, 8/1/33, Pool #A12886
   (Freddie Mac) ...............................        0.39%         151,200           146,509
5.50%, 10/1/34, Pool #A27526
   (Freddie Mac) ...............................        0.38%         143,404           142,157
6.00%, 7/1/34, Pool #A24370
   (Freddie Mac) ...............................        0.36%         132,859           134,301
5.50%, 2/1/18, Pool #703712
   (Fannie Mae) ................................        0.34%         126,273           126,453
4.50%, 11/1/18, Pool #E01489
   (Freddie Mac) ...............................        0.34%         130,113           126,366
5.00%, 12/1/34, Pool #A29017
   (Freddie Mac) ...............................        0.34%         129,866           125,742
4.00%, 6/1/18, Pool #E01401
   (Freddie Mac) ...............................        0.34%         131,436           124,881
7.00%, 4/1/34, Pool #780703
   (Fannie Mae) ................................        0.33%         119,351           124,175
5.00%, 5/1/34, Pool #768230
   (Fannie Mae) ................................        0.32%         123,989           119,783
5.50%, 2/1/35, Pool #735230
   (Fannie Mae) ................................        0.31%         116,769           115,471

                       See Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                                  APRIL 30, 2007
                                                                     (UNAUDITED)

                                                   PERCENTAGE
                                                       OF         PRINCIPAL
SECURITY DESCRIPTION                               NET ASSETS     AMOUNT ($)     VALUE ($)
--------------------                               ----------   -------------   ---------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES, CONTINUED
5.00%, 4/1/34, Pool #A20534
   (Freddie Mac) ...............................        0.30%         113,981           110,362
5.50%, 1/1/34, Pool #756233
   (Fannie Mae) ................................        0.29%         110,363           109,137
5.50%, 4/1/34, Pool #725424
   (Fannie Mae) ................................        0.29%         107,343           106,150
4.50%, 12/1/18, Pool #G11657
   (Freddie Mac) ...............................        0.28%         106,364           103,289
5.00%, 6/1/20, Pool #839333
   (Fannie Mae) ................................        0.23%          88,170            86,918
5.00%, 12/1/26, Pool #256570
   (Fannie Mae) ................................        0.23%          86,595            84,376
6.50%, 9/1/34, Pool #783390
   (Fannie Mae) ................................        0.23%          82,272            84,005
4.50%, 9/1/20, Pool #839289
   (Fannie Mae) ................................        0.21%          81,602            79,022
Other U.S. Government Agency
   Pass-Through Securities .....................        3.28%       1,225,263         1,220,441
                                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY
   PASS-THROUGH SECURITIES .....................                                      4,871,247
                                                                                ---------------
U.S. GOVERNMENT AGENCY SECURITIES (5.05%)
4.75%, 1/19/16 (Freddie Mac)                            1.27%         480,000           472,938
4.63%, 2/8/08, Series 627
   (Federal Home Loan Bank) ....................        0.51%         190,000           189,219
6.63%, 9/15/09 (Fannie Mae) ....................        0.46%         165,000           171,608
4.63%, 11/21/08, Series 598
   (Federal Home Loan Bank) ....................        0.46%         170,000           169,253
4.50%, 10/15/08 (Fannie Mae) ...................        0.45%         170,000           169,024
4.63%, 1/15/08 (Fannie Mae) ....................        0.37%         140,000           139,426
6.25%, 7/15/32 (Freddie Mac) ...................        0.32%         105,000           119,894
4.75%, 1/18/11 (Freddie Mac) ...................        0.32%         120,000           119,782
4.63%, 12/19/08 (Freddie Mac) ..................        0.32%         120,000           119,454
4.63%, 2/21/08 (Freddie Mac) ...................        0.28%         103,000           102,542
5.63%, 11/15/21 (Fannie Mae) ...................        0.21%          79,000            78,884
Other U.S. Government Agency
   Securities ..................................        0.08%             503            29,637
                                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES ........                                      1,881,661
                                                                                ---------------
U.S. TREASURY OBLIGATIONS (8.27%)
5.25%, 11/15/28 (U.S. Treasury Bonds) ..........        1.14%         404,000           423,600
5.63%, 5/15/08 (U.S. Treasury Notes) ...........        1.04%         385,000           387,722
4.00%, 6/15/09 (U.S. Treasury Notes) ...........        1.00%         376,000           371,711
5.00%, 2/15/11 (U.S. Treasury Notes) ...........        0.82%         300,000           305,414
4.25%, 8/15/15 (U.S. Treasury Notes) ...........        0.73%         280,000           273,087
4.00%, 4/15/10 (U.S. Treasury Notes) ...........        0.72%         271,000           267,094
5.38%, 2/15/31 (U.S. Treasury Bonds) ...........        0.62%         215,000           230,285
4.00%, 2/15/15 (U.S. Treasury Notes) ...........        0.60%         234,000           224,933
3.13%, 5/15/07 (U.S. Treasury Notes) ...........        0.57%         212,000           211,827
4.88%, 2/15/12 (U.S. Treasury Notes) ...........        0.56%         206,000           209,356
6.00%, 2/15/26 (U.S. Treasury Bonds) ...........        0.47%         155,000           175,986
                                                                                ---------------
Total U.S. Treasury Obligations ................                                      3,081,015
                                                                                ---------------

                                                   PERCENTAGE
                                                       OF
SECURITY DESCRIPTION                               NET ASSETS       SHARES         VALUE ($)
--------------------                               ----------   -------------   ---------------
INVESTMENT COMPANIES (5.31%)
American Beacon Money Market
   Select Fund .................................        5.31%       1,977,468         1,977,468
                                                                                ---------------
TOTAL INVESTMENT COMPANIES .....................                                      1,977,468
                                                                                ---------------
TOTAL INVESTMENTS
   (Cost $ 35,101,740)(c) - 99.93% .............                                     37,222,853
Other assets in excess of liabilities - 0.07% ..                                         26,697
                                                                                ---------------
NET ASSETS - 100.00% ...........................                                $    37,249,550
                                                                                ===============

(a)  Non-income producing security.

(b) Rule 144A, Section 4(2) on other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

                       See Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                                  APRIL 30, 2007
                                                                     (UNAUDITED)

                                                   PERCENTAGE
                                                       OF         PRINCIPAL
SECURITY DESCRIPTION                               NET ASSETS     AMOUNT ($)     VALUE ($)
--------------------                               ----------   -------------   ---------------
COMMON STOCKS (78.96%)
Exxon Mobil Corp. (Oil & Gas) ..................        0.95%           2,861           227,106
General Electric Co. (Industrials) .............        0.79%           5,168           190,492
Microsoft Corp. (Technology) ...................        0.74%           5,923           177,335
Procter & Gamble Co.
   (Consumer Goods) ............................        0.58%           2,147           138,074
Citigroup, Inc. (Financials) ...................        0.56%           2,501           134,104
Johnson & Johnson (Health Care) ................        0.53%           1,983           127,348
AT&T, Inc. (Telecommunications) ................        0.50%           3,112           120,497
Bank of America Corp. (Financials) .............        0.48%           2,270           115,543
Cisco Systems, Inc.(a) (Technology) ............        0.46%           4,116           110,062
Pfizer, Inc. (Health Care) .....................        0.39%           3,540            93,668
JPMorgan Chase & Co. (Financials) ..............        0.38%           1,746            90,967
Chevron Corp. (Oil & Gas) ......................        0.36%           1,108            86,191
Intel Corp. (Technology) .......................        0.35%           3,929            84,473
Wal-Mart Stores, Inc. (Consumer
   Services) ...................................        0.35%           1,741            83,429
Hewlett-Packard Co. (Technology) ...............        0.33%           1,869            78,760
American International Group, Inc.
   (Financials) ................................        0.33%           1,121            78,369
International Business Machines Corp.
   (Technology) ................................        0.32%             759            77,577
PepsiCo, Inc. (Consumer Goods) .................        0.31%           1,116            73,756
Google, Inc. Class A(a) (Technology) ...........        0.31%             156            73,535
Altria Group, Inc. (Consumer Goods) ............        0.30%           1,058            72,917
Abbott Laboratories (Health Care) ..............        0.25%           1,057            59,847
Apple Computer, Inc. (Technology) ..............        0.25%             598            59,680
Schlumberger Ltd. (Oil & Gas) ..................        0.24%             791            58,400
Coca-Cola Co. (Consumer Goods) .................        0.23%           1,078            56,261
Wells Fargo & Co. (Financials) .................        0.23%           1,556            55,845
Verizon Communications, Inc.
   (Telecommunications) ........................        0.23%           1,453            55,476
Merck & Co., Inc. (Health Care) ................        0.23%           1,075            55,298
The Walt Disney Co. (Consumer
   Services) ...................................        0.23%           1,570            54,919
ConocoPhillips (Oil & Gas) .....................        0.22%             754            52,290
Wachovia Corp. (Financials) ....................        0.22%             939            52,152
Amgen, Inc. (Health Care) ......................        0.21%             782            50,157
Oracle Corp.(a) (Technology) ...................        0.21%           2,651            49,839
Qualcomm, Inc. (Technology) ....................        0.20%           1,104            48,355
UnitedHealth Group, Inc. (Health Care) .........        0.20%             903            47,913
Boeing Co. (Industrials) .......................        0.19%             498            46,314
American Express Co. (Financials) ..............        0.18%             703            42,651
Goldman Sachs Group, Inc. (Financials) .........        0.17%             190            41,536
Morgan Stanley (Financials) ....................        0.17%             490            41,165
Medtronic, Inc. (Health Care) ..................        0.17%             773            40,915
Host Marriott Corp. REIT (Financials) ..........        0.17%           1,569            40,229
Time Warner, Inc. (Consumer Services) ..........        0.17%           1,945            40,125
Home Depot, Inc. (Consumer Services) ...........        0.17%           1,057            40,029
CVS Corp. (Consumer Services) ..................        0.16%           1,072            38,849
Fidelity National Information Services,
   Inc. (Industrials) ..........................        0.16%             765            38,655
Precision Castparts Corp. (Industrials) ........        0.16%             369            38,417
Wyeth (Health Care) ............................        0.15%             661            36,685
Merrill Lynch & Co., Inc. (Financials) .........        0.15%             405            36,543
Medimmune, Inc.(a) (Health Care) ...............        0.15%             641            36,332
United States Steel Corp. (Basic
   Materials) ..................................        0.15%             345            35,031
Dell, Inc.(a) (Technology) .....................        0.15%           1,383            34,865
CIT Group, Inc. (Financials) ...................        0.15%             583            34,776
T. Rowe Price Group, Inc. (Financials) .........        0.14%             692            34,379
Texas Instruments, Inc. (Technology) ...........        0.14%             988            33,958
Comcast Corp. Class A(a)
   (Consumer Services) .........................        0.14%           1,268            33,805
Schering-Plough Corp. (Health Care) ............        0.14%           1,057            33,539

                                                   PERCENTAGE
                                                       OF         SHARES OR
SECURITY DESCRIPTION                               NET ASSETS   PRINCIPAL ($)       VALUE ($)
--------------------                               ----------   -------------   ---------------
COMMON STOCKS, CONTINUED
Marshall & Ilsley Corp. (Financials) ...........        0.14%             693            33,278
Integrys Energy Group, Inc. (Utilities) ........        0.14%             586            32,875
Other Common Stocks ............................       62.88%         501,280        15,072,985
                                                                                ---------------
TOTAL COMMON STOCKS ............................                                     18,928,571
                                                                                ---------------
CORPORATE BONDS (5.48%)
Household Finance Corp., 4.63%,
   1/15/08 (Financials) ........................        0.30%          73,000            72,636
Countrywide Financial Corp., 6.25%,
   5/15/16 (Financials) ........................        0.29%          68,000            68,694
First Data Corp., 4.85%, 10/1/14
   (Technology) ................................        0.26%          63,000            62,129
General Electric Co., 5.00%, 2/1/13
   (Utilities) .................................        0.22%          52,000            51,623
Consolidated Edison Co. of New York,
   4.70%, 6/15/09 (Utilities) ..................        0.19%          46,000            45,661
Bank One Corp., 2.63%, 6/30/08
   (Financials) ................................        0.19%          46,000            44,633
American General Finance, 5.38%,
   10/1/12 (Financials) ........................        0.17%          41,000            41,220
Verizon Global Funding Corp., 7.25%,
   12/1/10 (Financials) ........................        0.16%          35,000            37,376
Prudential Financial, Inc., 5.10%, 9/20/14
   (Financials) ................................        0.14%          35,000            34,425
Goldman Sachs Group, Inc., 5.13%,
   1/15/15 (Financials) ........................        0.14%          35,000            34,219
Goldman Sachs Group, Inc., 5.95%,
   1/15/27 (Financials) ........................        0.14%          34,000            33,604
Other Corporate Bonds ..........................        3.28%         756,000           788,403
                                                                                ---------------
TOTAL CORPORATE BONDS ..........................                                      1,314,623
                                                                                ---------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES (5.40%)
4.50%, 3/1/35, Pool #819357
   (Fannie Mae) ................................        0.41%         103,490            97,230
5.50%, 2/1/35, Pool #735230
   (Fannie Mae) ................................        0.30%          73,644            72,826
6.50%, 4/1/36, Pool #851187
   (Fannie Mae) ................................        0.28%          66,247            67,643
5.50%, 11/1/35, Pool #A47728
   (Freddie Mac) ...............................        0.22%          52,341            51,825
5.00%, 8/1/35, Pool #848355
   (Fannie Mae) ................................        0.21%          53,117            51,315
5.00%, 8/1/33, Pool #713679
   (Fannie Mae) ................................        0.18%          45,509            43,965
5.00%, 12/1/26, Pool #256570
   (Fannie Mae) ................................        0.17%          42,314            41,229
4.50%, 1/1/19, Pool #B11878
   (Freddie Mac) ...............................        0.16%          40,250            39,087
6.00%, 10/1/32, Pool #667994
   (Fannie Mae) ................................        0.16%          37,229            37,727
5.50%, 7/1/25, Pool #255809
   (Fannie Mae) ................................        0.16%          37,852            37,680
5.00%, 12/1/34, Pool #A29017
   (Freddie Mac) ...............................        0.16%          38,392            37,173
5.00%, 10/1/33, Pool #A14805
   (Freddie Mac) ...............................        0.15%          36,615            35,480
4.42%, 10/1/35, Pool #836206
   (Fannie Mae) ................................        0.14%          34,951            34,551
5.50%, 8/1/33, Pool #A11851
   (Freddie Mac) ...............................        0.14%          34,463            34,170
Other U.S. Government Agency
   Pass-Through Securities .....................        2.56%         618,581           613,360
                                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY
   PASS-THROUGH SECURITIES .....................                                      1,295,261
                                                                                ---------------

                       See Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                                  APRIL 30, 2007
                                                                     (UNAUDITED)

                                                   PERCENTAGE
                                                       OF         PRINCIPAL
SECURITY DESCRIPTION                               NET ASSETS     AMOUNT ($)     VALUE ($)
--------------------                               ----------   -------------   ---------------
U.S. GOVERNMENT AGENCY SECURITIES (2.08%)
6.25%, 7/15/32 (Freddie Mac) ...................        0.47%          99,000           113,043
4.75%, 1/19/16 (Freddie Mac) ...................        0.25%          62,000            61,088
5.63%, 11/15/21 (Fannie Mae) ...................        0.21%          51,000            50,925
4.63%, 2/8/08, Series 627
   (Federal Home Loan Bank) ....................        0.21%          50,000            49,795
4.63%, 1/15/08 (Fannie Mae) ....................        0.17%          40,000            39,836
6.63%, 9/15/09 (Fannie Mae) ....................        0.15%          35,000            36,402
4.63%, 11/21/08, Series 598
   (Federal Home Loan Bank) ....................        0.15%          35,000            34,846
4.50%, 10/15/08 (Fannie Mae) ...................        0.15%          35,000            34,799
Other U.S. Government Agency
   Securities ..................................        0.32%          50,491            78,770
                                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES ........                                        499,504
                                                                                ---------------
U.S. TREASURY OBLIGATIONS (3.50%)
3.13%, 5/15/07 (U.S. Treasury Notes) ...........        0.83%         198,000           197,838
4.00%, 6/15/09 (U.S. Treasury Notes) ...........        0.61%         149,000           147,301
5.00%, 2/15/11 (U.S. Treasury Notes) ...........        0.38%          90,000            91,624
5.25%, 11/15/28 (U.S. Treasury Bonds) ..........        0.33%          76,000            79,687
6.00%, 2/15/26 (U.S. Treasury Bonds) ...........        0.33%          70,000            79,477
4.00%, 2/15/15 (U.S. Treasury Notes) ...........        0.29%          73,000            70,171
4.88%, 2/15/12 (U.S. Treasury Notes) ...........        0.24%          57,000            57,929
4.25%, 8/15/15 (U.S. Treasury Notes) ...........        0.16%          40,000            39,013
5.38%, 2/15/31 (U.S. Treasury Bonds) ...........        0.16%          35,000            37,488
Other U.S. Treasury Obligations ................        0.17%          39,000            38,975
                                                                                ---------------
TOTAL U.S. TREASURY OBLIGATIONS ................                                        839,503
                                                                                ---------------

                                                   PERCENTAGE
                                                       OF
SECURITY DESCRIPTION                               NET ASSETS       SHARES         VALUE ($)
--------------------                               ----------   -------------   ---------------
INVESTMENT COMPANIES (4.76%)
American Beacon Money Market
   Select Fund .................................        4.76%       1,140,038         1,140,038
                                                                                ---------------
TOTAL INVESTMENT COMPANIES .....................                                      1,140,038
                                                                                ---------------
TOTAL INVESTMENTS
   (Cost $ 22,133,410)(b) - 100.18% ............                                     24,017,500
Liabilities in excess of other assets - (0.18)%                                        (43,915)
                                                                                ---------------
NET ASSETS - 100.00% ...........................                                $    23,973,585
                                                                                ===============

(a)  Non-income producing security.

(b) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

                       See Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                                  APRIL 30, 2007
                                                                     (UNAUDITED)

                                                   PERCENTAGE
                                                       OF
SECURITY DESCRIPTION                               NET ASSETS       SHARES         VALUE ($)
--------------------                               ----------   -------------   ---------------
COMMON STOCKS (89.45%)
Exxon Mobil Corp. (Oil & Gas) ..................        1.06%           3,389           269,019
General Electric Co. (Industrials) .............        0.90%           6,164           227,205
Microsoft Corp. (Technology) ...................        0.84%           7,150           214,071
Procter & Gamble Co.
   (Consumer Goods) ............................        0.66%           2,593           166,756
Citigroup, Inc. (Financials) ...................        0.63%           2,984           160,002
Johnson & Johnson (Health Care) ................        0.60%           2,368           152,073
AT&T, Inc. (Telecommunications) ................        0.57%           3,759           145,548
Bank of America Corp. (Financials) .............        0.54%           2,700           137,430
Cisco Systems, Inc.(a) (Technology) ............        0.52%           4,898           130,973
Pfizer, Inc. (Health Care) .....................        0.44%           4,232           111,979
JPMorgan Chase & Co. (Financials) ..............        0.43%           2,088           108,785
Intel Corp. (Technology) .......................        0.41%           4,805           103,307
Chevron Corp. (Oil & Gas) ......................        0.41%           1,321           102,761
Wal-Mart Stores, Inc.
   (Consumer Services) .........................        0.40%           2,128           101,974
Hewlett-Packard Co. (Technology) ...............        0.38%           2,306            97,175
American International Group, Inc.
   (Financials) ................................        0.38%           1,369            95,707
International Business Machines
   Corp. (Technology) ..........................        0.37%             906            92,602
PepsiCo, Inc. (Consumer Goods) .................        0.35%           1,359            89,816
Google, Inc. Cl A(a) (Technology) ..............        0.34%             185            87,205
Altria Group, Inc. (Consumer Goods) ............        0.34%           1,261            86,908
Abbott Laboratories (Health Care) ..............        0.29%           1,277            72,304
Schlumberger Ltd. (Oil & Gas) ..................        0.28%             976            72,058
Apple Computer, Inc. (Technology) ..............        0.28%             709            70,758
Merck & Co., Inc. (Health Care) ................        0.27%           1,308            67,284
Verizon Communications, Inc.
   (Telecommunications) ........................        0.27%           1,762            67,273
Wells Fargo & Co. (Financials) .................        0.26%           1,839            66,002
Coca-Cola Co. (Consumer Goods) .................        0.26%           1,254            65,446
The Walt Disney Co.
   (Consumer Services) .........................        0.25%           1,842            64,433
ConocoPhillips (Oil & Gas) .....................        0.25%             916            63,525
Wachovia Corp. (Financials) ....................        0.25%           1,128            62,649
Amgen, Inc. (Health Care) ......................        0.24%             964            61,831
Oracle Corp.(a) (Technology) ...................        0.24%           3,190            59,972
Qualcomm, Inc. (Technology) ....................        0.24%           1,364            59,743
UnitedHealth Group, Inc.
   (Health Care) ...............................        0.23%           1,110            58,897
American Express Co. (Financials) ..............        0.21%             890            53,996
Boeing Co. (Industrials) .......................        0.21%             567            52,731
Medtronic, Inc. (Health Care) ..................        0.20%             950            50,283
Host Marriott Corp. REIT (Financials) ..........        0.20%           1,960            50,254
Goldman Sachs Group, Inc.
   (Financials) ................................        0.19%             226            49,406
Time Warner, Inc.
   (Consumer Services) .........................        0.19%           2,395            49,409
Morgan Stanley (Financials) ....................        0.19%             566            47,550
Home Depot, Inc. (Consumer
   Services) ...................................        0.19%           1,242            47,035
Precision Castparts Corp. (Industrials) ........        0.18%             441            45,913
Merrill Lynch & Co., Inc. (Financials) .........        0.18%             507            45,747
CVS Corp. (Consumer Services) ..................        0.18%           1,244            45,083
Fidelity National Information
   Services, Inc. (Industrials) ................        0.17%             865            43,708
Medimmune, Inc.(a) (Health Care) ...............        0.17%             770            43,644
Wyeth (Health Care) ............................        0.17%             785            43,567
T. Rowe Price Group, Inc. (Financials) .........        0.17%             850            42,228
United States Steel Corp. (Basic
   Materials) ..................................        0.17%             416            42,241

                                                   PERCENTAGE
                                                       OF
SECURITY DESCRIPTION                               NET ASSETS       SHARES         VALUE ($)
--------------------                               ----------   -------------   ---------------
COMMON STOCKS, CONTINUED
Schering-Plough Corp. (Health Care) ............        0.16%           1,318            41,820
Dell, Inc.(a) (Technology) .....................        0.16%           1,648            41,546
Integrys Energy Group, Inc. (Utilities) ........        0.16%             735            41,233
Texas Instruments, Inc. (Technology) ...........        0.16%           1,184            40,694
CIT Group, Inc. (Financials) ...................        0.16%             680            40,562
Comcast Corp. Cl A(a) (Consumer
   Services) ...................................        0.16%           1,510            40,257
Lowe's Cos. (Consumer Services) ................        0.16%           1,291            39,453
Annaly Capital Management, Inc.
   REIT (Financials) ...........................        0.15%           2,440            38,820
Cognizant Technology Solutions
Corp.(a) (Technology) ..........................        0.15%             432            38,621
Marshall & Ilsley Corp. (Financials) ...........        0.15%             801            38,464
Tyco International Ltd. (Industrials) ..........        0.15%           1,161            37,883
Ameren Corp. (Utilities) .......................        0.15%             714            37,535
Brocade Communications Systems,
   Inc.(a) (Technology) ........................        0.15%           3,817            37,292
Mattel, Inc. (Consumer Goods) ..................        0.15%           1,312            37,130
Target Corp. (Consumer Services) ...............        0.15%             623            36,988
ITT Corp. (Industrials) ........................        0.15%             578            36,882
Kimco Realty Corp. REIT (Financials) ...........        0.14%             761            36,581
Dynegy, Inc.(a) (Oil & Gas) ....................        0.14%           3,848            36,210
Lubrizol Corp. (Basic Materials) ...............        0.14%             604            36,204
NII Holdings, Inc.(a)
   (Telecommunications) ........................        0.14%             468            35,919
Eli Lilly & Co. (Health Care) ..................        0.14%             604            35,715
U.S. Bancorp (Financials) ......................        0.14%           1,031            35,415
NVIDIA Corp.(a) (Technology) ...................        0.14%           1,073            35,291
Parker Hannifin Corp. (Industrials) ............        0.14%             382            35,197
Bristol-Myers Squibb Co. (Health
   Care) .......................................        0.14%           1,219            35,180
Noble Corp. (Oil & Gas) ........................        0.14%             416            35,031
El Paso Corp. (Oil & Gas) ......................        0.14%           2,333            34,995
Walgreen Co. (Consumer Services) ...............        0.14%             794            34,857
Motorola, Inc. (Technology) ....................        0.14%           1,979            34,296
McDonald's Corp. (Consumer
   Services) ...................................        0.13%             709            34,231
Service Corp. International
   (Consumer Services) .........................        0.13%           2,804            34,069
L-3 Communications Holdings, Inc.
   (Industrials) ...............................        0.13%             378            33,994
Xcel Energy, Inc. (Utilities) ..................        0.13%           1,407            33,895
Rockwell Collins, Inc. (Industrials) ...........        0.13%             512            33,623
Big Lots, Inc. (Consumer Services) .............        0.13%           1,043            33,585
Sprint Nextel Corp.
   (Telecommunications) ........................        0.13%           1,674            33,530
Kraft Foods, Inc., Cl A (Consumer
   Goods) ......................................        0.13%             992            33,202
Vulcan Materials Co. (Industrials) .............        0.13%             268            33,144
News Corp. Cl A (Consumer Services) ............        0.13%           1,479            33,115
Baxter International, Inc.
   (Health Care) ...............................        0.13%             584            33,072
Fannie Mae (Financials) ........................        0.13%             560            32.995
AMBAC Financial Group, Inc.
   (Financials) ................................        0.13%             358            32,864
Sunoco, Inc. (Oil & Gas) .......................        0.13%             435            32,856
Cooper Industries, Ltd. (Industrials) ..........        0.13%             658            32,742
Other Common Stocks ............................       66.06%         558,041        16,788,082
                                                                                ---------------
TOTAL COMMON STOCKS ............................                                     22,688,341
                                                                                ---------------

                       See Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                                  APRIL 30, 2007
                                                                     (UNAUDITED)

                                                   PERCENTAGE
                                                       OF         PRINCIPAL
SECURITY DESCRIPTION                               NET ASSETS     AMOUNT ($)       VALUE ($)
--------------------                               ----------   -------------   ---------------
CORPORATE BONDS (2.06%)
Other Corporate Bonds ..........................        2.06%         511,000           521,749
                                                                                ---------------
TOTAL CORPORATE BONDS ..........................                                        521,749
                                                                                ---------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES (2.01%)
5.00%, 8/1/33, Pool #713679 (Fannie Mae) .......        0.22%          58,782            56,788
Other U.S. Government Agency
   Pass-Through Securities .....................        1.79%         458,757           452,051
                                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY
   PASS-THROUGH SECURITIES .....................                                        508,839
                                                                                ---------------
U.S. GOVERNMENT AGENCY SECURITIES (0.86%)
5.63%, 11/15/21 (Fannie Mae) ...................        0.26%          67,000            66,901
Other U.S. Government Agency
   Securities ..................................        0.60%         147,000           150,563
                                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                 217,464
                                                                                ---------------
U.S. TREASURY OBLIGATIONS (1.18%)
4.00%, 6/15/09 (U.S. Treasury Notes) ...........        0.22%          55,000            54,373
3.13%, 5/15/07 (U.S. Treasury Notes) ...........        0.18%          46,000            45,962
4.00%, 4/15/10 (U.S. Treasury Notes) ...........        0.13%          34,000            33,510
Other U.S. Treasury Obligations ................        0.65%         162,000           166,698
                                                                                ---------------
TOTAL U.S. TREASURY OBLIGATIONS ................                                        300,543
                                                                                ---------------

                                                   PERCENTAGE
                                                       OF
SECURITY DESCRIPTION                               NET ASSETS       SHARES         VALUE ($)
--------------------                               ----------   -------------   ---------------
INVESTMENT COMPANIES (4.52%)
American Beacon Money Market
   Select Fund .................................        4.52%       1,147,066         1,147,066
                                                                                ---------------
TOTAL INVESTMENT COMPANIES .....................                                      1,147,066
                                                                                ---------------
TOTAL INVESTMENTS
   (Cost $ 23,117,164)(b) - 100.08% ............                                     25,384,002
Liabilities in excess of other assets - (0.08)%                                        (20,572)
                                                                                ---------------
NET ASSETS - 100.00% ...........................                                $    25,363,430
                                                                                ===============

(a)  Non-income producing security.

(b) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

                       See Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2007 (UNAUDITED)

                                                               NESTEGG        NESTEGG        NESTEGG        NESTEGG        NESTEGG
                                                              DOW JONES      DOW JONES      DOW JONES      DOW JONES      DOW JONES
                                                              U.S. 2010      U.S. 2015      U.S. 2020      U.S. 2030      U.S. 2040
                                                                FUND           FUND           FUND           FUND           FUND
                                                              ----------    -----------    -----------    -----------    -----------
ASSETS:
Investments, at cost .....................................   $ 6,599,070   $ 14,812,643   $ 35,101,740   $ 22,133,410   $ 23,117,164
Investments, at value ....................................     6,809,326     15,544,802     37,222,853     24,017,500     25,384,002
Interest and dividends receivable ........................        54,949        102,274        176,591         60,970         37,607
Receivable for capital shares issued .....................        15,635         27,372         76,334         72,093        142,121
Receivable due from adviser ..............................         6,371          1,429              -              -              -
Prepaid expenses .........................................        22,220         22,780         23,869         23,203         23,294
                                                             -----------   ------------   ------------   ------------   ------------
      TOTAL ASSETS .......................................     6,908,501     15,698,657     37,499,647     24,173,766     25,587,024
                                                             -----------   ------------   ------------   ------------   ------------
LIABILITIES:
Distributions payable ....................................             4              -              -              -              -
Payable for investments purchased ........................             -         38,889        205,842        172,767        192,015
Payable for capital shares redeemed ......................           858          9,291          5,393          2,021          4,951
Accrued expenses and other payables:
   Investment advisory ...................................             -              -         10,141          2,726          3,587
   Administration ........................................           966          2,222          5,189          3,345          3,542
   Accounting ............................................         3,989          3,910          3,921          3,922          3,911
   Distribution and Service ..............................           158             90            146            200            317
   Custodian .............................................           357            827          1,863          1,207          1,269
   Compliance services ...................................            39             95            215            123            141
   Transfer agent ........................................         2,690          3,054          5,197          5,586          5,296
   Other .................................................         4,356          7,582         12,190          8,284          8,565
                                                             -----------   ------------   ------------   ------------   ------------
      TOTAL LIABILITIES ..................................        13,417         65,960        250,097        200,181        223,594
                                                             -----------   ------------   ------------   ------------   ------------
      NET ASSETS .........................................   $ 6,895,084   $ 15,632,697   $ 37,249,550   $ 23,973,585   $ 25,363,430
                                                             ===========   ============   ============   ============   ============
COMPOSITION OF NET ASSETS:
Capital ..................................................   $ 6,650,718   $ 14,627,668   $ 34,575,929   $ 21,739,054   $ 22,747,842
Accumulated net investment income ........................         2,840        148,651        269,150        106,295         79,079
Accumulated net realized gains from investment
   transactions ..........................................        31,270        124,219        283,358        244,146        269,671
Net unrealized appreciation from investments .............       210,256        732,159      2,121,113      1,884,090      2,266,838
                                                             -----------   ------------   ------------   ------------   ------------
      NET ASSETS .........................................   $ 6,895,084   $ 15,632,697   $ 37,249,550   $ 23,973,585   $ 25,363,430
                                                             ===========   ============   ============   ============   ============
NET ASSETS:
Institutional Class Shares ...............................   $ 6,528,282   $ 15,426,868   $ 36,902,413   $ 23,484,640   $ 24,615,528
Class A Shares ...........................................       347,259        179,792        339,876        481,582        730,789
Class C Shares ...........................................        19,543         26,037          7,261          7,363         17,113
                                                             -----------   ------------   ------------   ------------   ------------
Net Assets ...............................................   $ 6,895,084   $ 15,632,697   $ 37,249,550   $ 23,973,585   $ 25,363,430
                                                             ===========   ============   ============   ============   ============
SHARES OUTSTANDING (UNLIMITED NUMBER OF SHARES
   AUTHORIZED @ $0.001 PAR VALUE):
Institutional Class Shares ...............................       637,673      1,459,682      3,282,050      2,159,361      2,195,582
Class A Shares ...........................................        34,096         17,090         30,394         44,659         66,099
Class C Shares ...........................................         1,923          2,497            651            685          1,553
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE:
Institutional Class Shares ...............................   $     10.24   $      10.57   $      11.24   $      10.88   $      11.21
Class A Shares ...........................................   $     10.18   $      10.52   $      11.18   $      10.78   $      11.06
Class C Shares* ..........................................   $     10.16   $      10.42   $      11.15   $      10.75   $      11.02
MAXIMUM SALES CHARGE:
Class A Shares ...........................................         4.75%          4.75%          4.75%          4.75%          4.75%
MAXIMUM OFFERING PRICE (NET ASSET VALUE/100% MINUS
   MAXIMUM SALES CHARGE) OF NET ASSET VALUE ADJUSTED
   TO THE NEAREST CENT) PER SHARE:
Class A Shares ...........................................   $     10.69   $      11.04   $      11.74   $      11.32   $      11.61

*  Redemption Price per share varies by length of time shares are held.

                       See Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

                                                               NESTEGG        NESTEGG        NESTEGG        NESTEGG        NESTEGG
                                                              DOW JONES      DOW JONES      DOW JONES      DOW JONES      DOW JONES
                                                              U.S. 2010      U.S. 2015      U.S. 2020      U.S. 2030      U.S. 2040
                                                                FUND           FUND           FUND           FUND           FUND
                                                              ----------    -----------    -----------    -----------    -----------
INVESTMENT INCOME:
Dividend .................................................   $    31,589   $     68,766   $    199,014   $    175,838   $    208,819
Interest .................................................       116,317        231,001        367,656        100,218         41,565
                                                             -----------   ------------   ------------   ------------   ------------
   Total Investment Income ...............................       147,906        299,767        566,670        276,056        250,384
                                                             -----------   ------------   ------------   ------------   ------------
EXPENSES:
Investment advisory ......................................        19,298         45,421        100,380         65,568         70,007
Administration ...........................................         4,824         11,355         25,095         16,392         17,502
Distribution - Class A Shares ............................           400            168            367            520            855
Distribution - Class C Shares ............................            71             95             26             26             33
Service - Class A Shares .................................           400            168            367            520            855
Service - Class C Shares .................................            24             32              9              9             11
Accounting ...............................................        17,148         17,425         17,315         17,325         17,419
Custodian ................................................           643          1,514          3,346          2,185          2,333
Compliance services ......................................           350            833          1,773          1,155          1,234
Transfer agent ...........................................         9,206          9,081         10,896         11,897         11,175
Trustee ..................................................           538          1,287          2,744          1,785          1,916
Other ....................................................        29,529         34,159         42,639         37,058         37,841
                                                             -----------   ------------   ------------   ------------   ------------
   Total expenses before fee reductions ..................        82,431        121,538        204,957        154,440        161,181
   Expenses reduced and reimbursed by the Adviser ........      (50,968)       (49,146)       (45,099)       (49,454)       (48,494)
                                                             -----------   ------------   ------------   ------------   ------------
   NET EXPENSES ..........................................        31,463         72,392        159,858        104,986        112,687
                                                             -----------   ------------   ------------   ------------   ------------
Net Investment Income ....................................       116,443        227,375        406,812        171,070        137,697
                                                             -----------   ------------   ------------   ------------   ------------
REALIZED/UNREALIZED GAINS FROM INVESTMENTS
Net realized gains from investment transactions ..........        32,186        126,203        296,979        246,757        280,195
Change in unrealized appreciation/depreciation from
   investments ...........................................        91,450        370,924      1,272,718      1,261,913      1,546,766
                                                             -----------   ------------   ------------   ------------   ------------
Net realized\unrealized gains from investments ...........       123,636        497,127      1,569,697      1,508,670      1,826,961
                                                             -----------   ------------   ------------   ------------   ------------
Change in Net Assets Resulting from Operations ...........   $   240,079   $    724,502   $  1,976,509   $  1,679,740   $  1,964,658
                                                             ===========   ============   ============   ============   ============

                        See Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

STATEMENTS OF OPERATIONS

                                NESTEGG DOW JONES U.S. 2010 FUND  NESTEGG DOW JONES U.S. 2015 FUND  NESTEGG DOW JONES U.S. 2020 FUND
                                --------------------------------  --------------------------------  --------------------------------
                                                     FOR THE
                                  FOR THE SIX       YEAR ENDED      FOR THE SIX       FOR THE YEAR     FOR THE SIX     FOR THE YEAR
                                 MONTHS ENDED       OCTOBER 31,    MONTHS ENDED      ENDED OCTOBER     MONTHS ENDED    ENDED OCTOBER
                                 APRIL 30, 2007+      2006(a)      APRIL 30, 2007+    31, 2006(a)     APRIL 30, 2007+   31, 2006(a)
                                ----------------   -------------  ----------------  --------------  -----------------  -------------
INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income ......... $        116,443   $     196,805  $        227,375  $      453,039  $         406,812  $     745,651
Net realized gains from
   investments ................           32,186         210,608           126,203         921,345            296,979      2,747,254
Change in unrealized
   appreciation/depreciation
   from investments ...........           91,450          94,057           370,924          37,667          1,272,718      (445,753)
                                ----------------   -------------  ----------------  --------------  -----------------  -------------
Change in net assets
   resulting from operations ..          240,079         501,470           724,502       1,412,051          1,976,509      3,047,152
                                ----------------   -------------  ----------------  --------------  -----------------  -------------
Distributions:
From net investment income:
   Institutional Class
      Shares ..................        (108,406)       (198,422)         (419,432)       (133,011)          (691,073)      (208,751)
   Class A Shares .............          (4,952)         (8,374)           (2,881)           (922)            (4,685)        (1,457)
   Class C Shares .............            (245)           (178)             (632)               -              (104)              -
From net realized gains:
   Institutional Class
      Shares ..................        (197,627)       (231,840)         (913,618)       (413,529)        (1,130,591)              -
   Class A Shares .............         (10,485)        (10,795)           (7,768)         (3,469)            (9,950)              -
   Class C Shares .............            (636)               -           (1,533)               -              (252)              -
                                ----------------   -------------  ----------------  --------------  -----------------  -------------
Change in net assets from
   distributions ..............        (322,351)       (449,609)       (1,345,864)       (550,931)        (1,836,655)      (210,208)
                                ----------------   -------------  ----------------  --------------  -----------------  -------------
Change in net assets from
   capital transactions .......          734,616         150,546         1,162,146     (3,069,929)          5,686,658    (1,750,099)
                                ----------------   -------------  ----------------  --------------  -----------------  -------------
Change in net assets ..........          652,344         202,405           540,784     (2,208,809)          5,826,512      1,086,845
NET ASSETS:
Beginning of period ...........        6,242,740       6,040,335        15,091,913      17,300,722         31,423,038     30,336,193
                                ----------------   -------------  ----------------  --------------  -----------------  -------------
End of period ................. $      6,895,084   $   6,242,740  $     15,632,697  $  15,091,913   $      37,249,550  $  31,423,038
                                ================   =============  ================  ==============  =================  =============
Undistributed net investment
   income ..................... $          2,840   $           -  $        148,651  $      344,221  $         269,150  $     558,200
                                ================   =============  ================  ==============  =================  =============
CAPITAL TRANSACTIONS:
Institutional Class Shares
   Proceeds from shares
      issued .................. $        987,104   $   1,523,588  $      1,292,615  $    2,678,976  $       6,282,983  $   4,621,412
   Dividends reinvested .......          305,962         429,149         1,333,050         546,539          1,821,664        208,751
   Cost of shares redeemed ....        (597,368)     (1,871,248)       (1,540,109)     (6,282,064)        (2,486,888)    (6,575,695)
                                ----------------   -------------  ----------------  --------------  -----------------  -------------
Institutional Class Shares
   capital transactions .......          695,698          81,489         1,085,556     (3,056,549)          5,617,759    (1,745,532)
                                ----------------   -------------  ----------------  --------------  -----------------  -------------
Class A Shares
   Proceeds from shares
      issued ..................           25,467         107,417            48,036          29,613             74,791         66,628
   Dividends reinvested .......           15,437          19,169            10,649           4,391             14,635          1,457
   Cost of shares redeemed ....          (2,867)        (76,374)           (2,198)        (54,051)           (20,883)       (79,319)
                                ----------------   -------------  ----------------  --------------  -----------------  -------------
Class A Shares capital
   transactions ...............           38,037          50,212            56,487        (20,047)             68,543       (11,234)
                                ----------------   -------------  ----------------  --------------  -----------------  -------------
Class C Shares
   Proceeds from shares
      issued ..................                -          32,000            17,942          20,000                  -         20,000
   Dividends reinvested .......              881             178             2,165               -                356              -
   Cost of shares redeemed ....                -        (13,333)               (4)        (13,333)                  -       (13,333)
                                ----------------   -------------  ----------------  --------------  -----------------  -------------
Class C Shares capital
   transactions ...............              881          18,845            20,103           6,667                356          6,667
                                ----------------   -------------  ----------------  --------------  -----------------  -------------
Change in net assets from
   capital transactions ....... $        734,616   $     150,546  $      1,162,146  $  (3,069,929)  $       5,686,658  $ (1,750,099)
                                ================   =============  ================  ==============  =================  =============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES
   Issued .....................           96,722         149,674           122,619         253,030            569,430        430,611
   Reinvested .................           30,198          42,400           130,181          52,451            168,205         19,749
   Redeemed ...................         (58,299)       (182,527)         (147,637)       (593,164)          (225,042)      (610,424)
                                ----------------   -------------  ----------------  --------------  -----------------  -------------
Change in Institutional
   Class Shares ...............           68,621           9,547           105,163       (287,683)            512,593      (160,064)
                                ----------------   -------------  ----------------  --------------  -----------------  -------------
CLASS A SHARES
   Issued .....................            2,508          10,578             4,603           2,769              6,809          6,221
   Reinvested .................            1,532           1,903             1,043             423              1,357            138
   Redeemed ...................            (280)         (7,544)             (205)         (5,170)            (1,904)        (7,510)
                                ----------------   -------------  ----------------  --------------  -----------------  -------------
Change in Class A Shares ......            3,760           4,937             5,441         (1,978)              6,262        (1,151)
                                ----------------   -------------  ----------------  --------------  -----------------  -------------
CLASS C SHARES
   Issued .....................                -           3,127             1,653           1,894                  -          1,855
   Reinvested .................               88              18               213               -                 33              -
   Redeemed ...................                -         (1,310)                 -         (1,263)                  -        (1,237)
                                ----------------   -------------  ----------------  --------------  -----------------  -------------
Change in Class C Shares ......               88           1,835             1,866             631                 33            618
                                ----------------   -------------  ----------------  --------------  -----------------  -------------

(a)  Class C Shares commenced operations on March 15, 2006.

+    Unaudited.
                       See Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

                                                                 NESTEGG DOW JONES U.S. 2030 FUND   NESTEGG DOW JONES U.S. 2040 FUND
                                                                 --------------------------------   --------------------------------
                                                                   FOR THE SIX      FOR THE YEAR      FOR THE SIX      FOR THE YEAR
                                                                  MONTHS ENDED     ENDED OCTOBER     MONTHS ENDED     ENDED OCTOBER
                                                                 APRIL 30, 2007+    31, 2006(a)     APRIL 30, 2007+    31, 2006(a)
                                                                 ---------------  ---------------   ---------------  ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income ........................................   $       171,070  $       309,626   $       137,697  $       245,046
Net realized gains from investments ..........................           246,757        2,324,019           280,195        3,059,425
Change in unrealized appreciation/depreciation
   from investments ..........................................         1,261,913        (527,336)         1,546,766        (832,391)
                                                                 ---------------  ---------------   ---------------  ---------------
Change in net assets resulting from operations ...............         1,679,740        2,106,309         1,964,658        2,472,080
                                                                 ---------------  ---------------   ---------------  ---------------
Distributions:
From net investment income:
      Institutional Class Shares .............................         (261,618)        (114,501)         (191,123)        (107,171)
      Class A Shares .........................................           (3,264)          (1,417)           (2,974)          (1,814)
      Class C Shares .........................................              (39)                -              (10)                -
From net realized gains:
      Institutional Class Shares .............................       (2,270,496)        (140,848)       (2,546,624)                -
      Class A Shares .........................................          (43,187)          (2,179)          (76,748)                -
      Class C Shares .........................................             (774)                -             (813)                -
                                                                 ---------------  ---------------   ---------------  ---------------
Change in net assets from distributions ......................       (2,579,378)        (258,945)       (2,818,292)        (108,985)
                                                                 ---------------  ---------------   ---------------  ---------------
Change in net assets from capital transactions ...............         4,540,253          456,196         4,146,726        1,156,441
                                                                 ---------------  ---------------   ---------------  ---------------
Change in net assets .........................................         3,640,615        2,303,560         3,293,092        3,519,536
NET ASSETS:
Beginning of period ..........................................        20,332,970       18,029,410        22,070,338       18,550,802
                                                                 ---------------  ---------------   ---------------  ---------------
End of period ................................................   $    23,973,585  $    20,332,970   $    25,363,430  $    22,070,338
                                                                 ===============  ===============   ===============  ===============
Accumulated net investment income ............................   $       106,295  $       200,146   $        79,079  $       135,489
                                                                 ===============  ===============   ===============  ===============
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES
      Proceeds from shares issued ............................   $     3,491,897  $     4,594,150   $     4,136,807  $     5,217,742
      Dividends reinvested ...................................         2,532,114          255,348         2,737,747          107,171
      Cost of shares redeemed ................................       (1,594,608)      (4,503,232)       (2,855,000)      (4,357,921)
                                                                 ---------------  ---------------   ---------------  ---------------
Institutional Class Shares capital transactions ..............         4,429,403          346,266         4,019,554          966,992
                                                                 ---------------  ---------------   ---------------  ---------------
CLASS A SHARES
      Proceeds from shares issued ............................            83,772          189,655            78,591          255,992
      Dividends reinvested ...................................            46,451            3,597            79,722            1,814
      Cost of shares redeemed ................................          (20,186)         (89,989)          (41,465)         (75,024)
                                                                 ---------------  ---------------   ---------------  ---------------
Class A Shares capital transactions ..........................           110,037          103,263           116,848          182,782
                                                                 ---------------  ---------------   ---------------  ---------------
CLASS C SHARES
      Proceeds from shares issued ............................                 -           20,000             9,500           20,000
      Dividends reinvested ...................................               813                -               824                -
      Cost of shares redeemed ................................                 -         (13,333)                 -         (13,333)
                                                                 ---------------  ---------------   ---------------  ---------------
Class C Shares capital transactions ..........................               813            6,667            10,324            6,667
                                                                 ---------------  ---------------   ---------------  ---------------
Change in net assets from capital transactions ...............   $     4,540,253  $       456,196   $     4,146,726  $     1,156,441
                                                                 ===============  ===============   ===============  ===============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES
      Issued .................................................           323,083          420,563           373,662          466,552
      Reinvested .............................................           243,942           23,820           256,824            9,814
      Redeemed ...............................................         (147,964)        (410,914)         (260,158)        (389,074)
                                                                 ---------------  ---------------   ---------------  ---------------
Change in Institutional Class Shares .........................           419,061           33,469           370,328           87,292
                                                                 ---------------  ---------------   ---------------  ---------------
CLASS A SHARES
      Issued .................................................             7,919           17,809             7,219           23,463
      Reinvested .............................................             4,505              337             7,571              168
      Redeemed ...............................................           (1,820)          (8,376)           (3,749)          (6,786)
                                                                 ---------------  ---------------   ---------------  ---------------
Change in Class A Shares .....................................            10,604            9,770            11,041           16,845
                                                                 ---------------  ---------------   ---------------  ---------------
CLASS C SHARES
      Issued .................................................                 -            1,818               881            1,781
      Reinvested .............................................                79                -                78                -
      Redeemed ...............................................                 -          (1,212)                 -          (1,187)
                                                                 ---------------  ---------------   ---------------  ---------------
Change in Class C Shares .....................................                79              606               959              594
                                                                 ---------------  ---------------   ---------------  ---------------

(a)  Class C Shares commenced operations on March 15, 2006.

+    Unaudited.

                       See Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

FINANCIAL HIGHLIGHTS

                                    INVESTMENT ACTIVITIES                   DISTRIBUTIONS
                            ------------------------------------  -----------------------------------
                                             NET
                                        REALIZED AND                                                                 TOTAL
                 NET ASSET      NET      UNREALIZED                                                                 RETURN
                   VALUE,   INVESTMENT      GAINS     TOTAL FROM     NET         NET                   NET ASSET   (EXCLUDES
                 BEGINNING    INCOME   (LOSSES) FROM  INVESTMENT  INVESTMENT  REALIZED      TOTAL      VALUE, END    SALES
                 OF PERIOD    (LOSS)    INVESTMENTS   ACTIVITIES    INCOME      GAINS   DISTRIBUTIONS  OF PERIOD    CHARGE)*
----------------------------------------------------------------------------------------------------------------------------
NESTEGG DOW JONES U.S. 2010 FUND
INSTITUTIONAL CLASS SHARES
For the six months ended
4/30/2007+ .....   $10.39      0.18         0.20         0.38       (0.18)     (0.35)      (0.53)        $10.24      3.74%
For the year/period ended
10/31/2006(c) ..    10.33      0.34         0.50         0.84       (0.36)     (0.42)      (0.78)         10.39      8.55%
10/31/2005 .....    10.51      0.27         0.08         0.35       (0.27)     (0.26)      (0.53)         10.33      3.37%
10/31/2004 .....    10.16      0.25         0.35         0.60       (0.25)         -       (0.25)         10.51      5.95%
10/31/2003 .....     9.47      0.26         0.70         0.96       (0.27)         -       (0.27)         10.16     10.32%
10/31/2002(d) ..     9.84      0.14        (0.40)       (0.26)      (0.10)     (0.01)      (0.11)          9.47     (2.63)%
2/28/2002 ......     9.96      0.26        (0.08)        0.18       (0.28)     (0.02)      (0.30)          9.84      1.79%

CLASS A SHARES
For the six months ended
4/30/2007+ .....    10.34      0.16         0.19         0.35       (0.16)     (0.35)      (0.51)         10.18      3.40%
For the year/period ended
10/31/2006(h) ..    10.28      0.28         0.50         0.78       (0.30)     (0.42)      (0.72)         10.34      8.00%
10/31/2005 .....    10.46      0.21         0.08         0.29       (0.21)     (0.26)      (0.47)         10.28      2.80%
10/31/2004 .....    10.12      0.18         0.37         0.55       (0.21)         -       (0.21)         10.46      5.43%
10/31/2003(i) ..     9.47      0.25         0.64         0.89       (0.24)         -       (0.24)         10.12      9.58%

CLASS C SHARES
For the six months ended
4/30/2007+ .....    10.32      0.13         0.19         0.32       (0.13)     (0.35)      (0.48)         10.16      3.15%
For the year/period ended
10/31/2006(j) ..    10.18      0.18         0.18         0.36       (0.22)         -       (0.22)         10.32      3.62%
--------------------------
NESTEGG DOW JONES U.S. 2015 FUND
INSTITUTIONAL CLASS SHARES
For the six months ended
4/30/2007+ .....   $11.04      0.16         0.35         0.51       (0.31)     (0.67)      (0.98)        $10.57      4.90%
For the year/period ended
10/31/2006(c) ..    10.45      0.31         0.61         0.92       (0.08)     (0.25)      (0.33)         11.04      9.01%
10/31/2005 .....    10.25      0.25         0.19         0.44       (0.24)         -       (0.24)         10.45      4.31%
10/31/2004 .....     9.82      0.22         0.43         0.65       (0.22)         -       (0.22)         10.25      6.66%
10/31/2003 .....     8.96      0.21         0.88         1.09       (0.23)         -       (0.23)          9.82     12.43%
10/31/2002(d) ..     9.77      0.10        (0.83)       (0.73)      (0.08)         -       (0.08)          8.96     (7.52)%
2/28/2002 ......    10.14      0.21        (0.37)       (0.16)      (0.21)         -       (0.21)          9.77     (1.60)%

CLASS A SHARES
For the six months ended
4/30/2007+ .....    10.96      0.10         0.38         0.48       (0.25)     (0.67)      (0.92)         10.52      4.64%
For the year/period ended
10/31/2006(h) ..    10.41      0.28         0.59         0.87       (0.07)     (0.25)      (0.32)         10.96      8.51%
10/31/2005 .....    10.22      0.19         0.18         0.37       (0.18)         -       (0.18)         10.41      3.64%
10/31/2004 .....     9.79      0.15         0.45         0.60       (0.17)         -       (0.17)         10.22      6.16%
10/31/2003(i) ..     8.96      0.25         0.79         1.04       (0.21)         -       (0.21)          9.79     11.84%

CLASS C SHARES
For the six months ended
4/30/2007+ .....    10.93     (0.07)        0.51         0.44       (0.28)     (0.67)      (0.95)         10.42      4.24%
For the year/period ended


                                                 RATIOS/SUPPLEMENTAL DATA
                               ------------------------------------------------------------
                                                       RATIO OF NET
                                                        INVESTMENT
                               NET ASSETS    RATIO OF     INCOME      RATIO OF
                                AT END OF  EXPENSES TO   (LOSS) TO   EXPENSES TO  PORTFOLIO
                                 PERIOD    AVERAGE NET  AVERAGE NET  AVERAGE NET  TURNOVER
                                 (000's)     ASSETS**     ASSETS**   ASSETS(a)**   RATE(b)
-------------------------------------------------------------------------------------------
NESTEGG DOW JONES U.S. 2010 FUND
INSTITUTIONAL CLASS SHARES
For the six months ended
4/30/2007+ .................     $6,528      0.95%         3.65%       2.53%         14%
For the year/period ended
10/31/2006(c) ..............      5,910      0.97%(e)      3.33%       2.32%(e)     191%
10/31/2005 .................      5,779      1.00%(e)      2.57%       2.47%(e)      33%
10/31/2004 .................      6,075      1.00%(e)      2.38%       2.00%(e)      35%
10/31/2003 .................      6,018      1.00%(e)      2.58%       2.05%(e)      53%
10/31/2002(d) ..............      5,366      1.24%(f)      2.18%(f)    1.84%(f)      49%(g)
2/28/2002 ..................      5,595      1.36%(f)      2.61%(f)    1.67%(f)     116%(g)

CLASS A SHARES
For the six months ended
4/30/2007+ .................        347      1.45%         3.15%       3.04%         14%
For the year/period ended
10/31/2006(h) ..............        314      1.48%         2.82%       2.81%        191%
10/31/2005 .................        261      1.55%         2.01%       2.97%         33%
10/31/2004 .................        128      1.55%         1.74%       2.51%         35%
10/31/2003(i) ..............         20      1.55%         1.47%       2.54%         53%

CLASS C SHARES
For the six months ended
4/30/2007+ .................         20      1.95%         2.65%       3.53%         14%
For the year/period ended
10/31/2006(j) ..............         19      1.95%         2.52%       3.34%        191%
--------------------------
NESTEGG DOW JONES U.S. 2015 FUND
INSTITUTIONAL CLASS SHARES
For the six months ended
4/30/2007+ .................    $15,427      0.95%         3.01%       1.60%         13%
For the year/period ended
10/31/2006(c) ..............     14,957      0.97%(e)      2.94%       1.64%(e)     140%
10/31/2005 .................     17,159      1.00%(e)      2.35%       1.86%(e)      30%
10/31/2004 .................     18,765      0.94%(e)      2.12%       1.71%(e)      34%
10/31/2003 .................     17,899      1.00%(e)      2.23%       1.82%(e)      48%
10/31/2002(d) ..............     14,531      1.27%(f)      1.60%(f)    1.60%(f)      61%(g)
2/28/2002 ..................     16,503      1.33%(f)      2.14%(f)    1.52%(f)      86%(g)

CLASS A SHARES
For the six months ended
4/30/2007+ .................        180      1.45%         2.50%       2.11%         13%
For the year/period ended
10/31/2006(h) ..............        128      1.48%         2.44%       2.13%        140%
10/31/2005 .................        142      1.55%         1.79%       2.37%         30%
10/31/2004 .................        123      1.49%         1.56%       2.22%         34%
10/31/2003(i) ..............         78      1.55%         1.27%       2.24%         48%

CLASS C SHARES
For the six months ended
4/30/2007+ .................         26      1.95%         2.00%       2.59%         13%
For the year/period ended

                        See Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

                                    INVESTMENT ACTIVITIES                   DISTRIBUTIONS
                            ------------------------------------  -----------------------------------
                                             NET
                                        REALIZED AND                                                                 TOTAL
                 NET ASSET      NET      UNREALIZED                                                                 RETURN
                   VALUE,   INVESTMENT      GAINS     TOTAL FROM     NET         NET                   NET ASSET   (EXCLUDES
                 BEGINNING    INCOME   (LOSSES) FROM  INVESTMENT  INVESTMENT  REALIZED      TOTAL      VALUE, END    SALES
                 OF PERIOD    (LOSS)    INVESTMENTS   ACTIVITIES    INCOME      GAINS   DISTRIBUTIONS  OF PERIOD    CHARGE)*

10/31/2006(j)       10.56      0.13         0.24         0.37           -          -           -          10.93      3.50%
----------------------------------------------------------------------------------------------------------------------------
NESTEGG DOW JONES U.S. 2020 FUND
INSTITUTIONAL CLASS SHARES
For the six months ended
4/30/2007+ .....   $11.25      0.13         0.52         0.65       (0.25)     (0.41)      (0.66)        $11.24      5.96%
For the year/period ended
10/31/2006(c) ..    10.27      0.26         0.79         1.05       (0.07)         -       (0.07)         11.25     10.28%
10/31/2005 .....     9.88      0.20         0.38         0.58       (0.19)         -       (0.19)         10.27      5.91%
10/31/2004 .....     9.32      0.16         0.56         0.72       (0.16)         -       (0.16)          9.88      7.75%
10/31/2003 .....     8.25      0.16         1.10         1.26       (0.19)         -       (0.19)          9.32     15.71%
10/31/2002(d) ..     9.36      0.07        (1.12)       (1.05)      (0.06)         -       (0.06)          8.25    (11.29)%

CLASS A SHARES
For the six months ended
4/30/2007+ .....    11.16      0.09         0.53         0.62       (0.19)     (0.41)      (0.60)         11.18      5.74%
For the year/period ended
10/31/2006(h) ..    10.23      0.22         0.77         0.99       (0.06)         -       (0.06)         11.16      9.68%
10/31/2005 .....     9.85      0.14         0.39         0.53       (0.15)         -       (0.15)         10.23      5.35%
10/31/2004 .....     9.30      0.10         0.57         0.67       (0.12)         -       (0.12)          9.85      7.19%
10/31/2003(i) ..     8.25      0.20         1.02         1.22       (0.17)         -       (0.17)          9.30     15.12%

CLASS C SHARES
For the six months ended
4/30/2007+ .....    11.13      0.08         0.52         0.60       (0.17)     (0.41)      (0.58)         11.15      5.52%
For the year/period ended
10/31/2006(j) ..    10.78      0.10         0.25         0.35           -          -           -          11.13      3.25%
--------------------------
NESTEGG DOW JONES U.S. 2030 FUND
INSTITUTIONAL CLASS SHARES
For the six months ended
4/30/2007+ .....   $11.46      0.09         0.76         0.85       (0.15)     (1.28)      (1.43)        $10.88      7.97%
For the year/period ended
10/31/2006(c) ..    10.42      0.18         1.01         1.19       (0.07)     (0.08)      (0.15)         11.46     11.51%
10/31/2005 .....     9.82      0.14         0.60         0.74       (0.14)         -       (0.14)         10.42      7.59%
10/31/2004 .....     9.14      0.10         0.69         0.79       (0.11)         -       (0.11)          9.82      8.62%
10/31/2003 .....     7.84      0.10         1.36         1.46       (0.16)         -       (0.16)          9.14     19.02%
10/31/2002(d) ..     9.17      0.05        (1.35)       (1.30)      (0.03)         -       (0.03)          7.84    (14.04)%

CLASS A SHARES
For the six months ended
4/30/2007+ .....    11.35      0.05         0.76         0.81       (0.10)     (1.28)      (1.38)         10.78      7.64%
For the year/period ended
10/31/2006(h) ..    10.36      0.12         1.00         1.12       (0.05)     (0.08)      (0.13)         11.35     10.95%
10/31/2005 .....     9.78      0.09         0.59         0.68       (0.10)         -       (0.10)         10.36      6.96%
10/31/2004 .....     9.11      0.06         0.67         0.73       (0.06)         -       (0.06)          9.78      8.00%
10/31/2003(i) ..     7.84      0.15         1.26         1.41       (0.14)         -       (0.14)          9.11     18.27%

CLASS C SHARES
For the six months ended
4/30/2007+ .....    11.31      0.02         0.76         0.78       (0.06)     (1.28)      (1.34)         10.75      7.44%
For the year/period ended
10/31/2006(j) ..    11.00      0.03         0.28         0.31           -          -            -         11.31      2.82%

                                                 RATIOS/SUPPLEMENTAL DATA
                               ------------------------------------------------------------
                                                       RATIO OF NET
                                                        INVESTMENT
                               NET ASSETS    RATIO OF     INCOME      RATIO OF
                                AT END OF  EXPENSES TO   (LOSS) TO   EXPENSES TO  PORTFOLIO
                                 PERIOD    AVERAGE NET  AVERAGE NET  AVERAGE NET  TURNOVER
                                 (000's)     ASSETS**     ASSETS**   ASSETS(a)**   RATE(b)

10/31/2006(j)                         7      1.95%         1.97%       2.50%        140%
-------------------------------------------------------------------------------------------
NESTEGG DOW JONES U.S. 2020 FUND
INSTITUTIONAL CLASS SHARES
For the six months ended
4/30/2007+ .................    $36,902      0.95%         2.43%       1.22%         13%
For the year/period ended
10/31/2006(c) ..............     31,147      0.97%(e)      2.44%       1.40%(e)     161%
10/31/2005 .................     30,078      0.97%(e)      1.93%       1.75%(e)      35%
10/31/2004 .................     29,702      0.90%(e)      1.68%       1.68%(e)      44%
10/31/2003 .................     27,160      1.00%(e)      1.74%       1.77%(e)      67.%
10/31/2002(d) ..............     21,987      1.25%(f)      1.25%(f)    1.64%(f)      51%(g)

CLASS A SHARES
For the six months ended
4/30/2007+ .................        340      1.45%         1.93%       1.72%         13%
For the year/period ended
10/31/2006(h) ..............        269      1.48%         1.93%       1.89%        161%
10/31/2005 .................        259      1.53%         1.36%       2.26%         35%
10/31/2004 .................        184      1.44%         1.12%       2.17%         44%
10/31/2003(i) ..............        81       1.46%         0.78%       2.21%         67%

CLASS C SHARES
For the six months ended
4/30/2007+ .................          7      1.95%         1.42%       2.23%         13%
For the year/period ended
10/31/2006(j) ..............          7      1.95%         1.43%       2.22%        161%
--------------------------
NESTEGG DOW JONES U.S. 2030 FUND
INSTITUTIONAL CLASS SHARES
For the six months ended
4/30/2007+ .................    $23,485      0.95%         1.57%       1.40%         16%
For the year/period ended
10/31/2006(c) ..............     19,940      0.97%(e)      1.64%       1.57%(e)     165%
10/31/2005 .................     17,778      1.00%(e)      1.45%       1.90%(e)      43%
10/31/2004 .................     16,547      1.00%(e)      1.06%       1.79%(e)      49%
10/31/2003 .................     14,196      1.00%(e)      1.23%       1.90%(e)      77%
10/31/2002(d) ..............     10,476      1.27%(f)      0.91%(f)    1.67%(f)      51%(g)

CLASS A SHARES
For the six months ended
4/30/2007+ .................        482      1.45%         1.07%       1.90%         16%
For the year/period ended
10/31/2006(h) ..............        386      1.48%         1.10%       2.05%        165%
10/31/2005 .................        252      1.55%         0.86%       2.42%         43%
10/31/2004 .................        161      1.55%         0.46%       2.29%         49%
10/31/2003(i) ..............        104      1.55%         0.27%       2.36%         77%

CLASS C SHARES
For the six months ended
4/30/2007+ .................          7      1.95%         0.57%       2.41%         16%
For the year/period ended
10/31/2006(j) ..............          7      1.95%         0.42%       2.40%        165%

                        See Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

                                    INVESTMENT ACTIVITIES                   DISTRIBUTIONS
                            ------------------------------------  -----------------------------------
                                             NET
                                        REALIZED AND                                                                 TOTAL
                 NET ASSET      NET      UNREALIZED                                                                 RETURN
                   VALUE,   INVESTMENT      GAINS     TOTAL FROM     NET         NET                   NET ASSET   (EXCLUDES
                 BEGINNING    INCOME   (LOSSES) FROM  INVESTMENT  INVESTMENT  REALIZED      TOTAL      VALUE, END    SALES
                 OF PERIOD    (LOSS)    INVESTMENTS   ACTIVITIES    INCOME      GAINS   DISTRIBUTIONS  OF PERIOD    CHARGE)*
---------------------------------------------------------------------------------------------------------------------------
NESTEGG DOW JONES U.S. 2040 FUND
INSTITUTIONAL CLASS SHARES
For the six months ended
4/30/2007+ .....   $11.74      0.06         0.88         0.94       (0.10)     (1.37)      (1.47)        $11.21      8.68%
For the year/period ended
10/31/2006(c) ..    10.45      0.13         1.22         1.35       (0.06)         -       (0.06)         11.74     12.97%
10/31/2005 .....     9.67      0.10         0.80         0.90       (0.12)         -       (0.12)         10.45      9.29%
10/31/2004 .....     8.89      0.05         0.79         0.84       (0.06)         -       (0.06)          9.67      9.51%
10/31/2003 .....     7.38      0.07         1.57         1.64       (0.13)         -       (0.13)          8.89     22.73%
10/31/2002(d) ..     8.86      0.03        (1.51)       (1.48)          -^         -           -^          7.38    (16.53)%
2/28/2002 ......    10.03      0.02        (1.16)       (1.14)      (0.03)         -^       (0.03)         8.86    (11.37)%

CLASS A SHARES
For the six months ended
4/30/2007+ .....    11.57      0.03         0.88         0.91       (0.05)     (1.37)      (1.42)         11.06      8.51%
For the year/period ended
10/31/2006(h) ..    10.34      0.08         1.20         1.28       (0.05)         -       (0.05)         11.57     12.38%
10/31/2005 .....     9.60      0.05         0.78         0.83       (0.09)         -       (0.09)         10.34      8.63%
10/31/2004 .....     8.86      0.01         0.78         0.79       (0.05)         -       (0.05)          9.60      8.88%
10/31/2003(i) ..     7.38     (0.01)***     1.61         1.60       (0.12)         -       (0.12)          8.86     22.06%

CLASS C SHARES
For the six months ended
4/30/2007+ .....    11.54     (0.03)        0.90         0.87       (0.02)     (1.37)      (1.39)         11.02      8.10%
For the year/period ended
10/31/2006(j) ..    11.23         -^        0.31         0.31           -          -           -          11.54      2.76%

                                                 RATIOS/SUPPLEMENTAL DATA
                               ------------------------------------------------------------
                                                       RATIO OF NET
                                                        INVESTMENT
                               NET ASSETS    RATIO OF     INCOME      RATIO OF
                                AT END OF  EXPENSES TO   (LOSS) TO   EXPENSES TO  PORTFOLIO
                                 PERIOD    AVERAGE NET  AVERAGE NET  AVERAGE NET  TURNOVER
                                 (000's)     ASSETS**     ASSETS**   ASSETS(a)**   RATE(b)
-------------------------------------------------------------------------------------------
NESTEGG DOW JONES U.S. 2040 FUND
INSTITUTIONAL CLASS SHARES
For the six months ended
4/30/2007+ .................    $24,616      0.95%         1.19%       1.37%         17%
For the year/period ended
10/31/2006(c) ..............     21,426      0.97%(e)      1.23%       1.54%(e)     164%
10/31/2005 .................     18,156      1.00%(e)      0.98%       1.90%(e)      48%
10/31/2004 .................     15,977      1.00%(e)      0.56%       1.78%(e)      57%
10/31/2003 .................     13,580      1.00%(e)      0.70%       1.90%(e)      91%
10/31/2002(d) ..............      9,159      1.27%(f)      0.63%(f)    1.69%(f)      42%(g)
2/28/2002 ..................     10,112      1.37%(f)      0.18%(f)    1.72%(f)      15%(g)

CLASS A SHARES
For the six months ended
4/30/2007+ .................        731      1.45%         0.69%       1.87%         17%
For the year/period ended
10/31/2006(h) ..............        637      1.48%         0.65%       2.02%        164%
10/31/2005 .................        395      1.55%         0.40%       2.41%         48%
10/31/2004 .................        231      1.55%         0.06%       2.28%         57%
10/31/2003(i) ..............         16      1.55%        (0.18)%      2.39%         91%

CLASS C SHARES
For the six months ended
4/30/2007+ .................         17      1.95%         0.12%       2.39%         17%
For the year/period ended
10/31/2006(j) ..............          7      1.95%        (0.01)%      2.35%        164%

                        See Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

(a) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  Prior to March 2, 2006, Institutional Class Shares were named Service
     Shares.

(d)  The Fund changed its fiscal year end from February 28 to October 31.

(e) Does not include expenses of the investment companies in which the Funds invested.

(f) These ratios include income and expenses charged from the corresponding Master Portfolio.

(g)  Portfolio turnover rate represents that of the corresponding Master
     Portfolio.

(h)  Prior to March 2, 2006, Class A shares were named Premium shares.

(i)  Class A Shares commenced operations on November 1, 2002.

(j)  Class C Shares commenced operations on March 15, 2006.

*    Not annualized for periods less than one year.

**   Annualized for periods less than one year.

***  Net investment income per share calculated using average shares method.

^    Less than $0.005 per share.

+    Unaudited.

                       See Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2007
                                  (UNAUDITED)

1.   ORGANIZATION:

     The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust.

     The Trust currently offers eleven (11) series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually, a "Fund"; collectively, the "Funds"), known as the NestEgg Dow Jones U.S. Target Date Funds. Each of the NestEgg Dow Jones U.S. Target Date Funds seeks to track the performance of one of the Dow Jones U.S. Target Date indexes, a unique group of U.S. target date indexes, less operating expenses.

     NestEgg Dow Jones U.S. 2010 Fund
     NestEgg Dow Jones U.S. 2015 Fund
     NestEgg Dow Jones U.S. 2020 Fund
     NestEgg Dow Jones U.S. 2030 Fund
     NestEgg Dow Jones U.S. 2040 Fund

     The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The Trust offers three classes of shares: Class A, Class C and Institutional Class. Each share class is identical except as to distribution and service fees borne by each class. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund.

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     INVESTMENT VALUATION

     Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time ("Valuation Time"). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

     Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollars, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

     Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services LLC (the "Adviser") in accordance with guidelines approved by the Trust's Board of Trustees. The Funds typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when the Adviser has reason to believe that available quotations may not be accurate, the Funds may value securities according to methods that approved by the Funds' Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. For example, the Funds may use fair value methods if a security's value is believed to have been materially affected by a significant event, such as natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security's major trading exchange. In such a case, a Fund's value for a security is likely to be different from the last quoted market or pricing service price. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust's Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

     INVESTMENT TRANSACTIONS AND RELATED INCOME

     During the period, security transactions are accounted for no later than one business day after following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses are allocated among the classes based upon the proportion of relative net assets. Dividend income and realized gain distributions from underlying funds are recognized on the ex-dividend date.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

     DISTRIBUTIONS TO SHAREHOLDERS

     The NestEgg Dow Jones U.S. 2010 Fund declares and pays dividends from net investment income monthly. Each of the other NestEgg Dow Jones U.S. Target Date Funds declares and pays dividends from net investment income annually. Distributions from net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carry forwards and deferrals of certain losses.

     These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

     FEDERAL INCOME TAXES

     The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes"
     (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

     In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

3. RELATED PARTY TRANSACTIONS:

     American Independence Financial Services LLC (AIFS or the "Adviser") serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and AIFS. The Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.60% of each Fund's average daily net assets.

     AIFS has contractually agreed to waive a portion of its management fee and reimburse expenses in order to maintain the Funds' total operating expenses at not more than the following percentages of average annual net assets of the share classes through March 1, 2009: 1.45% for Class A Shares, 1.95% for Class C Shares and 0.95% for Institutional Class Shares.

                                   Continued

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

     AIFS also provides certain administrative services necessary for the Funds' operations. For the six-month period ended April 30, 2007, the fees for the services provided under such agreement were calculated based on each Fund's average daily net assets at an annual rate of 0.15%.

     AIFS has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") whereby BISYS provides sub-administration services for a fee computed daily and paid monthly, at an annual rate of 0.075% of the first $500 million in aggregate net assets of all Funds in the Trust; plus 0.06% of aggregate net assets of all Funds in the Trust from over $500 million to $1 billion; plus 0.05% of aggregate net assets of all Funds in the Trust over $1 billion of each Fund's average daily net assets.

     Each of the Funds has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") that allows its Class A and Class C Shares to pay a distribution and service fee, as defined by the National Association of Securities Dealers ("NASD"), from its assets for selling and distributing its shares. Each fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A Share assets, and up to 1.00% of its Class C Share assets. These fees consist of up to 0.25% for distribution services and expenses of the Class A and Class C assets, and up to 0.25% for services, as defined by NASD of Class A assets and up to 0.75% of Class C assets.

     BISYS Fund Services Limited Partnership, an affiliate of BISYS, serves as the Fund's distributor. BISYS also serves the Funds as transfer agent and fund accountant. An employee of BISYS serves as the Funds' Chief Compliance Officer.

4. SHARES OF BENEFICIAL INTEREST:

     The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

5. SECURITIES TRANSACTIONS:

     The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the six-month period ended April 30, 2007 were as follows:

                                        PURCHASES       SALES
                                       -----------   -----------
NestEgg Dow Jones U.S. 2010 Fund        $  802,801    $1,019,078
NestEgg Dow Jones U.S. 2015 Fund         1,834,685     2,321,468
NestEgg Dow Jones U.S. 2020 Fund         7,285,415     4,217,844
NestEgg Dow Jones U.S. 2030 Fund         5,161,768     3,282,955
NestEgg Dow Jones U.S. 2040 Fund         5,183,728     3,888,736

     The cost of purchases and the proceeds from the sale of U.S. government securities for the period ended April 30, 2007 were as follows:

                                        PURCHASES       SALES
                                       -----------   -----------
NestEgg Dow Jones U.S. 2010 Fund        $  397,170      $492,903
NestEgg Dow Jones U.S. 2015 Fund           929,790       531,979
NestEgg Dow Jones U.S. 2020 Fund         2,277,939       591,773
NestEgg Dow Jones U.S. 2030 Fund           668,997       169,954
NestEgg Dow Jones U.S. 2040 Fund           294,800       156,356

6. FEDERAL INCOME TAX INFORMATION:

     At April 30, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                       NET UNREALIZED
                                                     TAX UNREALIZED   TAX UNREALIZED    APPRECIATION
                                         TAX COST     APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
                                       -----------   --------------   --------------   --------------
NestEgg Dow Jones U.S. 2010 Fund       $ 6,599,070     $  256,528      $ (48,127)        $  208,401
NestEgg Dow Jones U.S. 2015 Fund        14,812,642        905,477       (181,844)           723,633
NestEgg Dow Jones U.S. 2020 Fund        35,101,739      2,696,262       (616,565)         2,079,697
NestEgg Dow Jones U.S. 2030 Fund        22,133,410      2,448,983       (592,110)         1,856,873
NestEgg Dow Jones U.S. 2040 Fund        23,117,164      2,924,248       (707,198)         2,217,050

                                   Continued

NESTEGG DOW JONES U.S. TARGET DATE FUNDS


ADDITIONAL FUND INFORMATION (UNAUDITED):

APRIL 30, 2007

The NestEgg Dow hones U.S. Target Date Funds invested, as a percentage of net assets, in the following types of securities, industries, or sectors as of April 30, 2007.

NESTEGG DOW JONES U.S. 2010 FUND

                                     % OF NET
PORTFOLIO DIVERSIFICATION             ASSETS
-------------------------            --------
Common Stocks                           22.3%
Corporate Bonds                         21.3
U.S. Government Agency Pass Through     21.0
U.S. Treasury Obligations               14.0
Investment Companies                    12.9
U.S. Government Agency Securities        7.3
                                      ------
Total Investments                       98.8%
Other Assets and Liabilities (Net)       1.2
                                      ------
Net Assets                            100.00%
                                      ======


NESTEGG DOW JONES U.S. 2015 FUND

                                     % OF NET
PORTFOLIO DIVERSIFICATION             ASSETS
-------------------------            --------
Common Stocks                           39.0%
Corporate Bonds                         18.7
U.S. Government Agency Pass Through     18.4
U.S. Treasury Obligations               12.8
U.S. Government Agency Securities        5.8
Investment Companies                     4.7
                                      ------
Total Investments                       99.4%
Other Assets and Liabilities (Net)       0.6
                                      ------
Net Assets                            100.00%
                                      ======


NESTEGG DOW JONES U.S. 2020 FUND

                                     % OF NET
PORTFOLIO DIVERSIFICATION             ASSETS
-------------------------            --------
Common Stocks                           54.9%
Corporate Bonds                         13.3
U.S. Government Agency Pass Through     13.1
U.S. Treasury Obligations                8.3
Investment Companies                     5.3
U.S. Government Agency Securities        5.0
                                      ------
Total Investments                       99.9%
Other Assets and Liabilities (Net)       0.1
                                      ------
Net Assets                            100.00%
                                      ======


NESTEGG DOW JONES U.S. 2030 FUND

                                     % OF NET
PORTFOLIO DIVERSIFICATION             ASSETS
-------------------------            --------
Common Stocks                           79.0%
Corporate Bonds                          5.5
U.S. Government Agency Pass Through      5.4
Investment Companies                     4.7
U.S. Treasury Obligations                3.5
U.S. Government Agency Securities        2.1
                                      ------
Total Investments                      100.2%
Other Assets and Liabilities (Net)      (0.2)
                                      ------
Net Assets                            100.00%
                                      ======


NESTEGG DOW JONES U.S. 2040 FUND

                                     % OF NET
PORTFOLIO DIVERSIFICATION             ASSETS
-------------------------            --------
Common Stocks                           89.3%
Investment Companies                     4.5
Corporate Bonds                          2.1
U.S. Government Agency Pass Through      2.0
U.S. Treasury Obligations                1.2
U.S. Government Agency Securities        1.0
                                      ------
Total Investments                      100.1%
Other Assets and Liabilities (Net)      (0.1)
                                      ------
Net Assets                            100.00%
                                      ======

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 through April 30, 2007.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                           BEGINNING         ENDING         EXPENSE PAID       EXPENSE RATIO
                                                         ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*     DURING PERIOD**
                                                            11/1/06          4/30/06     11/1/06 - 4/30/07   11/1/06 - 4/30/07
                                                         -------------   -------------   -----------------   -----------------
NestEgg Dow Jones U.S. 2010 Fund   Institutional Class     $1,000.00       $1,037.40            $4.80               0.95%
                                   Class A                  1,000.00        1,034.00             7.31               1.45%
                                   Class C                  1,000.00        1,031.50             2.66               1.95%
NestEgg Dow Jones U.S. 2015 Fund   Institutional Class      1,000.00        1,049.00             4.83               0.95%
                                   Class A                  1,000.00        1,046.40             7.36               1.45%
                                   Class C                  1,000.00        1,042.40             2.71               1.95%
NestEgg Dow Jones U.S. 2020 Fund   Institutional Class      1,000.00        1,059.60             4.85               0.95%
                                   Class A                  1,000.00        1,057.40             7.40               1.45%
                                   Class C                  1,000.00        1,055.20             2.78               1.95%
NestEgg Dow Jones U.S. 2030 Fund   Institutional Class      1,000.00        1,079.70             4.90               0.95%
                                   Class A                  1,000.00        1,076.40             7.47               1.45%
                                   Class C                  1,000.00        1,074.40             2.85               1.95%
NestEgg Dow Jones U.S. 2040 Fund   Institutional Class      1,000.00        1,086.80             4.92               0.95%
                                   Class A                  1,000.00        1,085.10             7.50               1.45%
                                   Class C                  1,000.00        1,081.00             2.86               1.95%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                           BEGINNING         ENDING         EXPENSE PAID       EXPENSE RATIO
                                                         ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*     DURING PERIOD**
                                                            11/1/06          4/30/06     11/1/06 - 4/30/07   11/1/06 - 4/30/07
                                                         -------------   -------------   -----------------   -----------------
NestEgg Dow Jones U.S. 2010 Fund   Institutional Class      1,000.00        1,020.08             4.76               0.95%
                                   Class A                  1,000.00        1,017.60             7.25               1.45%
                                   Class C                  1,000.00        1,015.12             9.74               1.95%
NestEgg Dow Jones U.S. 2015 Fund   Institutional Class      1,000.00        1,020.08             4.76               0.95%
                                   Class A                  1,000.00        1,017.60             7.25               1.45%
                                   Class C                  1,000.00        1,015.12             9.74               1.95%
NestEgg Dow Jones U.S. 2020 Fund   Institutional Class      1,000.00        1,020.08             4.76               0.95%
                                   Class A                  1,000.00        1,017.60             7.25               1.45%
                                   Class C                  1,000.00        1,015.12             9.74               1.95%
NestEgg Dow Jones U.S. 2030 Fund   Institutional Class      1,000.00        1,020.08             4.76               0.95%
                                   Class A                  1,000.00        1,017.60             7.25               1.45%
                                   Class C                  1,000.00        1,015.12             9.74               1.95%
NestEgg Dow Jones U.S. 2040 Fund   Institutional Class      1,000.00        1,020.08             4.76               0.95%
                                   Class A                  1,000.00        1,017.60             7.25               1.45%
                                   Class C                  1,000.00        1,015.12             9.74               1.95%

*  Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

(AMERICAN INDEPENDENCE FUNDS LOGO)

INVESTMENT ADVISER AND ADMINISTRATOR:
American Independence Financial Services, LLC
335 Madison Avenue, Mezzanine
New York, NY 10017

CUSTODIAN:
INTRUST Bank NA
105 North Main Street
Wichita, Kansas 67202

TRANSFER AGENT:
BISYS Fund Services Ohio, Inc.
3435 Stelzer Rd.
Columbus, OH 43219

DISTRIBUTOR:
BISYS Fund Services Limited Partnership
3435 Stelzer Rd.
Columbus, OH 43219

FOR ADDITIONAL INFORMATION, CALL: 1-866-410-2006

This material must be preceded or accompanied by a current prospectus.

NE SAR 43007
7/07

ITEM 2. CODE OF ETHICS.

Not applicable - only for annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only for annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only for annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS (22.37%)
BASIC MATERIALS (1.03%)
A. Schulman, Inc. ...........................................              19               440
Air Products & Chemicals, Inc. ..............................               7               536
Airgas, Inc. ................................................              34             1,515
AK Steel Holding Corp. ......................................              67             2,045
Albemarle Corp. .............................................              40             1,698
Alcoa, Inc. .................................................              33             1,171
Allegheny Technologies, Inc. ................................              21             2,301
Arch Coal, Inc. .............................................              28             1,010
Ashland, Inc. ...............................................              12               719
Bowater, Inc. ...............................................              34               744
Cambrex Corp. ...............................................              17               412
Carpenter Technology Corp. ..................................               7               850
Celanese Corp. Series A .....................................              33             1,095
Chaparral Steel Co. .........................................              21             1,481
Chemtura Corp. ..............................................              56               618
Cleveland-Cliffs, Inc. ......................................              19             1,317
Coeur d'Alene Mines Corp. (a) ...............................             166               679
Commercial Metals Co. .......................................              33             1,106
Consol Energy, Inc. .........................................              37             1,549
Cytec Industries, Inc. ......................................              19             1,043
Domtar Corp. (a) ............................................             166             1,619
Dow Chemical Co. ............................................              40             1,784
E.I. DuPont de Nemours & Co. ................................              34             1,672
Eastman Chemical Co. ........................................              20             1,354
Ecolab, Inc. ................................................              38             1,634
Ferro Corp. .................................................              28               583
FMC Corp. ...................................................              19             1,462
Foundation Coal Holdings, Inc. ..............................              28             1,103
Freeport-McMoRan Copper & Gold, Inc. Cl B  ..................              16             1,075
Georgia Gulf Corp. ..........................................              26               415
H.B. Fuller Co. .............................................              35               895
Headwaters, Inc. (a) ........................................              32               693
Hercules, Inc. (a) ..........................................              74             1,394
Huntsman Corp. ..............................................              23               451
International Coal Group, Inc. (a) ..........................              81               452
International Flavors & Fragrances, Inc. ....................              18               876
International Paper Co. .....................................              19               717
Kaiser Aluminum Corp. (a) ...................................               7               552
Lubrizol Corp. ..............................................              44             2,637
Lyondell Chemical Co. .......................................              54             1,680
Massey Energy Co. ...........................................              22               592
Meridian Gold, Inc. (a) .....................................              19               480
Minerals Technologies, Inc. .................................              11               700
Monsanto Co. ................................................              28             1,652
Mosaic Co. (a) ..............................................              34             1,003
Neenah Paper, Inc. ..........................................               9               344
Newmont Mining Corp. ........................................              24             1,001
Olin Corp. ..................................................              38               651
OM Group, Inc. (a) ..........................................              20             1,051
Peabody Energy Corp. ........................................              13               624
PPG Industries, Inc. ........................................               6               441
Praxair, Inc. ...............................................              18             1,162
Reliance Steel & Aluminum ...................................              17             1,010
Rohm & Haas Co. .............................................              31             1,586
RPM International, Inc. .....................................              71             1,510
RTI International Metals, Inc. (a) ..........................              12             1,131
Ryerson, Inc. ...............................................              16               658
Sensient Technologies Corp. .................................              30               785
Sigma-Aldrich Corp. .........................................              10               421
Southern Copper Corp. .......................................               4               321
Stillwater Mining Co. (a) ...................................              22               339

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
BASIC MATERIALS, CONTINUED
Titanium Metals Corp. (a) ...................................              21               725
Tredegar Corp. ..............................................              20               467
United States Steel Corp. ...................................              28             2,843
USEC, Inc. ..................................................              49               988
Valspar Corp. ...............................................              56             1,514
Wausau Paper Corp. ..........................................              31               417
Weyerhaeuser Co. ............................................               9               713
Worthington Industries, Inc. ................................              31               690
                                                                                ---------------
                                                                                         71,196
                                                                                ---------------
CONSUMER GOODS (1.83%)
Altria Group, Inc. ..........................................              87             5,996
American Axle & Manufacturing Holdings, Inc. ................              29               811
Anheuser-Busch Cos., Inc. ...................................              28             1,377
ArvinMeritor, Inc. ..........................................              44               909
BLYTH, Inc. .................................................              20               522
Briggs & Stratton Corp. .....................................              35             1,038
Brown-Forman Corp. Cl B .....................................              10               639
Brunswick Corp. .............................................              22               721
Callaway Golf Co. ...........................................              47               844
Centex Corp. ................................................              25             1,119
Champion Enterprises, Inc. (a) ..............................              38               391
Chiquita Brands International, Inc. .........................              28               415
Church & Dwight Co. .........................................              32             1,623
Clorox Co. ..................................................               8               537
Coach, Inc. (a) .............................................              22             1,074
Coca-Cola Co. ...............................................              75             3,914
Colgate-Palmolive Co. .......................................              27             1,829
ConAgra Foods, Inc. .........................................              20               492
Constellation Brands, Inc. Cl A (a) .........................              51             1,143
Cooper Tire & Rubber Co. ....................................              43               831
Corn Products International, Inc. ...........................              45             1,792
Crocs, Inc. (a) .............................................              22             1,229
D.R. Horton, Inc. ...........................................              66             1,464
Del Monte Foods Co. .........................................              33               383
Eastman Kodak Co. ...........................................              69             1,719
Electronic Arts, Inc. (a) ...................................              15               756
Energizer Holdings, Inc. (a) ................................              12             1,166
Ethan Allen Interiors, Inc. .................................              23               812
Flowers Foods, Inc. .........................................              32               998
Ford Motor Co. ..............................................             108               868
Fossil, Inc. (a) ............................................              28               789
Furniture Brands International, Inc. ........................              26               418
Garmin Ltd. .................................................              26             1,513
General Mills, Inc. .........................................              12               719
General Motors Corp. ........................................              19               593
Gentex Corp. ................................................              27               481
Genuine Parts Co. ...........................................              39             1,927
Goodyear Tire & Rubber Co. (a) ..............................              10               333
H.J. Heinz Co. ..............................................              13               612
Hanesbrands, Inc. (a) .......................................              23               612
Hansen Natural Corp. (a) ....................................              35             1,337
Harley-Davidson, Inc. .......................................              15               950
Harman International Industries, Inc. .......................              14             1,706
Hasbro, Inc. ................................................              35             1,106
Herbalife Limited ...........................................              10               401
Herman Miller, Inc. .........................................              14               482
Hershey Co. .................................................               9               495
Hormel Foods Corp. ..........................................              18               686
Hovnanian Enterprises, Inc. Cl A (a) ........................               7               168
Inter-Tel, Inc. .............................................              33               556
J.M. Smucker Co. ............................................              11               614

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER GOODS, CONTINUED
JAKKS Pacific, Inc. .........................................              18               433
Jarden Corp. (a) ............................................              34             1,433
Johnson Controls, Inc. ......................................               7               716
Jones Apparel Group, Inc. ...................................              27               902
KB Home .....................................................              19               838
Kellwood Co. ................................................              14               395
Kimberly-Clark Corp. ........................................              18             1,281
Kraft Foods, Inc., Cl A .....................................              66             2,209
La-Z-Boy, Inc. ..............................................              35               409
Lancaster Colony Corp. ......................................              14               591
Lear Corp. (a) ..............................................              44             1,616
Leggett & Platt, Inc. .......................................              40               941
Lennar Corp. Cl A ...........................................              27             1,153
Liz Claiborne, Inc. .........................................              24             1,073
M.D.C. Holdings, Inc. .......................................               8               410
Martek Biosciences Corp. (a) ................................              17               367
Mattel, Inc. ................................................              90             2,547
McCormick & Co., Inc. .......................................              26               965
Meritage Homes Corp. (a) ....................................              13               453
Modine Manufacturing Co. ....................................              16               370
Molson Coors Brewing Co. Cl B ...............................              16             1,508
Monaco Coach Corp. ..........................................              10               153
Nautilus, Inc. ..............................................              21               290
NBTY, Inc. (a) ..............................................              37             1,828
Newell Rubbermaid, Inc. .....................................              66             2,024
Nu Skin Enterprises, Inc. Cl A ..............................              36               624
NutriSystem, Inc. (a) .......................................              18             1,116
Oakley, Inc. ................................................              19               458
Pepsi Bottling Group, Inc. ..................................              37             1,214
PepsiAmericas, Inc. .........................................              15               362
PepsiCo, Inc. ...............................................              89             5,882
Phillips-Van Heusen Corp. ...................................              29             1,621
Polo Ralph Lauren Corp. .....................................              12             1,105
Pool Corp. ..................................................              24               963
Procter & Gamble Co. ........................................             178            11,447
Pulte Homes, Inc. ...........................................               9               242
Quiksilver, Inc. (a) ........................................              72               958
Ralcorp Holdings, Inc. (a) ..................................              15               987
Reynolds American, Inc. .....................................               7               450
Ryland Group, Inc. ..........................................              11               487
Sara Lee Corp. ..............................................              29               476
Select Comfort Corp. (a) ....................................              31               575
Smithfield Foods, Inc. (a) ..................................              26               795
Snap-On, Inc. ...............................................              32             1,744
Spectrum Brands, Inc. (a) ...................................              28               195
Standard Pacific Corp. ......................................              16               334
Stride Rite Corp. ...........................................              22               310
Superior Industries International, Inc. .....................              14               320
The Stanley Works ...........................................              20             1,166
Thor Industries, Inc. .......................................               8               319
THQ, Inc. (a) ...............................................              36             1,201
Timberland Co. (a) ..........................................              29               748
Toll Brothers, Inc. (a) .....................................              33               983
TreeHouse Foods, Inc. (a) ...................................              18               542
Tupperware Brands Corp. .....................................              42             1,181
Tyson Foods, Inc. Cl A ......................................              58             1,216
Under Armour, Inc. (a) ......................................              19               959
Universal Corp. .............................................              17             1,066
UST, Inc. ...................................................              39             2,210
Visteon Corp. (a) ...........................................              87               793
WCI Communities, Inc. (a) ...................................              14               306
WD-40 Co. ...................................................               7               242
Weight Watchers International, Inc. .........................               7               336
WM. Wrigley Jr. Co. .........................................              11               648

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER GOODS, CONTINUED
Wolverine World Wide, Inc. ..................................              33               943
                                                                                ---------------
                                                                                        126,339
                                                                                ---------------
CONSUMER SERVICES (3.04%)
99 Cents Only Stores (a) ....................................              32               458
Abercrombie & Fitch Co. .....................................              19             1,552
Advance Auto Parts, Inc. ....................................              24               989
Aeropostale, Inc. ...........................................              25             1,029
AirTran Holdings, Inc. (a) ..................................              52               573
Alaska Airgroup, Inc. .......................................              30               888
Amazon.com, Inc. ............................................              17             1,043
American Greetings Corp. Cl A ...............................              33               840
AmerisourceBergen Corp. .....................................              40             2,000
AMR Corp. ...................................................              63             1,644
Ann Taylor Stores Corp. .....................................              15               577
Apollo Group, Inc. Cl A .....................................              35             1,655
Applebee's International, Inc. ..............................              44             1,196
aQuantive, Inc. (a) .........................................              39             1,194
Arbitron, Inc. ..............................................              16               788
AutoNation, Inc. (a) ........................................              34               695
AutoZone, Inc. ..............................................              11             1,463
Avid Technology, Inc. (a) ...................................              24               798
Avis Budget Group, Inc. .....................................              61             1,716
Bally Technologies, Inc. (a) ................................              31               725
Bed Bath & Beyond, Inc. .....................................              17               693
Belo Corp. Series A .........................................              23               443
Best Buy Co., Inc. ..........................................              20               933
Big Lots, Inc. ..............................................              69             2,222
BJ's Wholesale Club, Inc. (a) ...............................              15               518
Blockbuster, Inc. Cl A ......................................              78               484
Bob Evans Farms, Inc. .......................................              25               917
Borders Group, Inc. .........................................              38               802
Boyd Gaming Corp. ...........................................              12               546
Brown Shoe Co., Inc. ........................................              25               674
Cablevision Systems Corp. (a) ...............................              49             1,606
Cardinal Health, Inc. .......................................              22             1,539
CarMax, Inc. (a) ............................................              42             1,047
Carnival Corp. ..............................................              21             1,027
Casey's General Stores, Inc. ................................              34               855
Cato Corp. Cl A .............................................              20               432
CBRL Group, Inc. ............................................              12               535
CBS Corp. Cl B ..............................................              28               890
Charming Shoppes, Inc. (a) ..................................              74               925
Charter Communicatons, Inc. (a) .............................             233               704
Cheesecake Factory, Inc. (a) ................................              41             1,132
Chemed Corp. ................................................              15               754
Chico's Fas, Inc. (a) .......................................              33               870
Children's Place Retail Stores, Inc. (a) ....................              13               687
Choice Hotels International, Inc. ...........................               9               339
Circuit City Stores, Inc. ...................................              39               681
Clear Channel Communications, Inc. ..........................              20               709
Coldwater Creek, Inc. (a) ...................................              14               290
Comcast Corp. Cl A (a) ......................................             106             2,826
Continental Airlines, Inc. Cl B (a) .........................               8               292
Corinthian Colleges, Inc. (a) ...............................              51               705
Costco Wholesale Corp. ......................................              24             1,286
Cox Radio, Inc. (a) .........................................              22               311
CTC Media, Inc. .............................................               9               235
Cumulus Media, Inc. (a) .....................................              23               216
CVS Corp. ...................................................              80             2,899
Dick's Sporting Goods, Inc. (a) .............................              17               954
Dillard's, Inc. .............................................              42             1,454
Directv Group, Inc. (a) .....................................              39               930
Discovery Holding Co. Cl A (a) ..............................              55             1,196
Dollar General Corp. ........................................              71             1,516

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER SERVICES, CONTINUED
Dun & Bradstreet Corp. ......................................              14             1,264
E.W. Scripps Co. Cl A .......................................              18               779
eBay, Inc. (a) ..............................................              59             2,002
EchoStar Communications Corp. (a) ...........................              43             2,001
Entercom Communications Corp. Cl A ..........................              18               499
Expedia, Inc. (a) ...........................................              55             1,299
FactSet Research Systems, Inc. ..............................               8               492
Family Dollar Stores, Inc. ..................................              30               955
Federated Department Stores, Inc. ...........................              20               878
Foot Locker, Inc. ...........................................              38               904
Fred's, Inc. ................................................              25               361
GameStop Corp. Cl A (a) .....................................              28               929
Gannett Co., Inc. ...........................................               9               514
Gaylord Entertainment Co. (a) ...............................              20             1,096
Gemstar-TV Guide International, Inc. (a) ....................             137               608
Getty Images, Inc. (a) ......................................              11               572
Guess?, Inc. ................................................              16               630
Guitar Center, Inc. (a) .....................................              15               694
H&R Block, Inc. .............................................              71             1,605
Hilton Hotels Corp. .........................................              24               816
Home Depot, Inc. ............................................              70             2,651
Hot Topic, Inc. (a) .........................................              29               327
Idearc, Inc. ................................................              40             1,390
IHOP Corp. ..................................................               9               530
International Game Technology ...............................              20               763
International Speedway Corp. Cl A ...........................              15               741
Interpublic Group of Cos. (a) ...............................             113             1,433
ITT Educational Services, Inc. (a) ..........................              20             1,944
J Crew Group, Inc. (a) ......................................              22               891
J.C. Penney Co., Inc. .......................................              11               870
Jack in the Box, Inc. (a) ...................................              16             1,066
JetBlue Airways Corp. (a) ...................................              37               367
John Wiley & Sons, Inc. Cl A ................................              23               861
Kohl's Corp. (a) ............................................              16             1,185
Krispy Kreme Doughnuts, Inc. (a) ............................              38               370
Kroger Co. ..................................................              23               679
Lamar Advertising Co. Cl A ..................................              15               905
Las Vegas Sands Corp. (a) ...................................               6               511
Laureate Education, Inc. (a) ................................              23             1,358
Lee Enterprises, Inc. .......................................              23               602
Liberty Global, Inc. Series C (a) ...........................              41             1,370
Liberty Media Holding Corp. Capital Series A (a) ............               8               904
Liberty Media Holding Corp. Interactive Series (a) ..........              34               851
Life Time Fitness, Inc. (a) .................................              18               925
Live Nation, Inc. (a) .......................................              33               670
Longs Drug Stores Corp. .....................................              17               931
Lowe's Cos. .................................................              86             2,628
Marriott International, Inc. Cl A ...........................              21               949
Matthews International Corp. Cl A ...........................              17               717
Mcclatchy Newspapers, Inc. ..................................              42             1,214
McDonald's Corp. ............................................              48             2,317
McGraw-Hill Cos. ............................................              18             1,180
McKesson Corp. ..............................................              18             1,059
Media General, Inc. .........................................              16               588
Men's Wearhouse, Inc. .......................................              24             1,038
Meredith Corp. ..............................................              18             1,043
MGM MIRAGE (a) ..............................................               7               471
Navteq Corp. (a) ............................................              17               601
Netflix, Inc. (a) ...........................................              29               643
New York Times Co. Cl A .....................................              35               819

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER SERVICES, CONTINUED
News Corp. Cl A .............................................             105             2,351
News Corp. Cl B .............................................              22               528
O'Reilly Automotive, Inc. (a) ...............................              26               926
Office Depot, Inc. (a) ......................................              57             1,916
Orient Express Hotels Ltd. ..................................              26             1,369
OSI Restaurant Partners, Inc. ...............................              20               796
P.F. Chang's China Bistro, Inc. (a) .........................              14               535
Pacific Sunwear Of California, Inc. (a) .....................              52             1,088
Panera Bread Co. Cl A (a) ...................................              17               947
Pantry, Inc. (a) ............................................              11               495
Papa John's International, Inc. (a) .........................              12               369
Payless Shoesource, Inc. (a) ................................              40             1,276
Penn National Gaming, Inc. (a) ..............................              14               677
Pep Boys - Manny, Moe & Jack ................................              24               448
Performance Food Group Co. (a) ..............................              24               750
PETsMART, Inc. ..............................................              27               896
Pier 1 Imports, Inc. ........................................              54               408
Pinnacle Entertainment (a) ..................................              35               983
Prepaid Legal Services, Inc. (a) ............................               8               456
Priceline.Com, Inc. (a) .....................................              20             1,113
R.H. Donnelley Corp. (a) ....................................              15             1,171
Radio One, Inc. Cl D (a) ....................................              47               332
RadioShack Corp. ............................................              32               930
Regal Entertainment Group ...................................              58             1,261
Regis Corp. .................................................              22               841
Rent-A-Center, Inc. (a) .....................................              41             1,141
Rite Aid Corp. (a) ..........................................             121               743
Ross Stores, Inc. ...........................................              40             1,326
Royal Caribbean Cruises Ltd. ................................              32             1,330
Ruby Tuesday, Inc. ..........................................              45             1,204
Safeway, Inc. ...............................................              15               544
Saks, Inc. ..................................................              72             1,508
Scholastic Corp. (a) ........................................              24               741
Scientific Games Corp. (a) ..................................              11               366
Service Corp. International .................................             192             2,333
ServiceMaster Co. ...........................................              70             1,077
Sinclair Broadcast Group, Inc. Cl A .........................              34               555
Sirius Satellite Radio, Inc. (a) ............................             247               731
Six Flags, Inc. (a) .........................................              50               298
Skywest, Inc. ...............................................              48             1,306
Sonic Corp. (a) .............................................              34               763
Sotheby's Holdings ..........................................              39             2,013
Southwest Airlines Co. ......................................              40               574
Staples, Inc. ...............................................              38               942
Starbucks Corp. (a) .........................................              40             1,241
Starwood Hotels & Resorts Worldwide, Inc. ...................              13               871
Station Casinos, Inc. .......................................               8               696
Stein Mart, Inc. ............................................              20               326
Stewart Enterprises, Inc. Cl A ..............................              62               466
Strayer Education, Inc. .....................................               8               995
Supervalu, Inc. .............................................              49             2,249
Sysco Corp. .................................................              32             1,048
Talbots, Inc. ...............................................              16               376
Target Corp. ................................................              44             2,612
The Walt Disney Co. .........................................             129             4,512
Time Warner, Inc. ...........................................             164             3,383
TJX Companies, Inc. .........................................              30               837
Tractor Supply Co. (a) ......................................              17               880
Triarc Cos., Inc. Cl B ......................................              25               407
Tribune Co. .................................................              39             1,279
Tuesday Morning Corp. .......................................              12               168
United Natural Foods, Inc. (a) ..............................              23               717

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER SERVICES, CONTINUED
Urban Outfitters, Inc. (a) ..................................              26               670
US Airways Group, Inc. (a) ..................................              18               665
Vail Resorts, Inc. (a) ......................................              19             1,083
Valassis Communications, Inc. (a) ...........................              25               479
ValueClick, Inc. (a) ........................................              52             1,487
ValueVision Media, Inc. Cl A (a) ............................              22               249
VCA Antech, Inc. (a) ........................................              45             1,774
Viacom, Inc. Cl B (a) .......................................              32             1,320
Wal-Mart Stores, Inc. .......................................             145             6,948
Walgreen Co. ................................................              57             2,502
Warner Music Group Corp. ....................................              10               172
Washington Post Co. Cl B ....................................               1               744
Westwood One, Inc. ..........................................              50               341
Whole Foods Market, Inc. ....................................              32             1,497
Williams-Sonoma, Inc. .......................................              10               352
WMS Industries, Inc. (a) ....................................              17               678
Wynn Resorts Ltd. ...........................................              17             1,738
XM Satellite Radio Holdings, Inc. Cl A (a) ..................              61               714
Yum! Brands, Inc. ...........................................              16               990
Zale Corp. (a) ..............................................              28               781
                                                                                ---------------
                                                                                        209,761
                                                                                ---------------
FINANCIALS (4.59%)
ACE Ltd. ....................................................              12               714
Affiliated Managers Group, Inc. (a) .........................               7               823
AFLAC, Inc. .................................................              26             1,335
Alexandria Real Estate Equities, Inc. REIT ..................              15             1,588
Alleghany Corp. .............................................               1               365
Allied World Assurance ......................................              10               443
Allstate Corp. ..............................................              24             1,496
AMB Property Corp. REIT .....................................              26             1,584
AMBAC Financial Group, Inc. .................................              24             2,203
Amcore Financial, Inc. ......................................              15               429
American Express Co. ........................................              58             3,519
American Financial Group, Inc. ..............................              16               564
American Financial Realty Trust REIT ........................              76               806
American Home Mortgage Investment Corp. REIT ................              27               669
American International Group, Inc. ..........................              94             6,572
American National Insurance Co. .............................               4               522
AmeriCredit Corp. (a) .......................................              25               631
Ameriprise Financial, Inc. ..................................               9               535
Anchor Bancorp Wisconsin, Inc. ..............................              13               350
Annaly Capital Management, Inc. REIT ........................             169             2,689
AON Corp. ...................................................              12               465
Arch Capital Group Ltd. (a) .................................              10               728
Arthur J. Gallagher & Co. ...................................              22               615
Aspen Insurance Holdings Ltd. ...............................              21               557
Associated Banc-Corp. .......................................              30               971
Assurant, Inc. ..............................................              25             1,438
Assured Guaranty Ltd. .......................................              12               339
Astoria Financial Corp. .....................................              18               478
Avalonbay Communities, Inc. REIT ............................              17             2,078
Axis Capital Holdings Ltd. ..................................              29             1,076
BancorpSouth, Inc. ..........................................              45             1,106
Bank of America Corp. .......................................             185             9,416
Bank of Hawaii Corp. ........................................              24             1,270
Bank of New York Co. ........................................              30             1,214
BB&T Corp. ..................................................              21               874
Bear Stearns Cos. ...........................................               5               779
Brandywine Realty Trust REIT ................................              55             1,808

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
FINANCIALS, CONTINUED
BRE Properties, Inc. REIT ...................................              26             1,561
Brown & Brown, Inc. .........................................              21               541
Camden Property Trust REIT ..................................              11               766
Capital One Financial Corp. .................................              16             1,188
CapitalSource, Inc. REIT ....................................              32               825
CB Richard Ellis Group, Inc. Cl A (a) .......................              44             1,489
CBOT Holding, Inc. (a) ......................................               9             1,698
Charles Schwab Corp. ........................................              51               975
Chicago Mercantile Exchange Holdings, Inc. Cl A .............               2             1,034
Chittenden Corp. ............................................              32               930
Chubb Corp. .................................................              16               861
Cincinnati Financial Corp. ..................................              34             1,538
CIT Group, Inc. .............................................              45             2,684
Citigroup, Inc. .............................................             205            10,992
Citizens Banking Corp. ......................................              46               920
City National Corp. .........................................              11               805
Colonial Bancgroup, Inc. ....................................              37               890
Colonial Properties Trust REIT ..............................              28             1,389
Comerica, Inc. ..............................................               7               433
Commerce Bancshares, Inc. ...................................              17               805
Commerce Group, Inc. ........................................              36             1,174
Compucredit Corp. (a) .......................................               9               325
Conseco, Inc. (a) ...........................................              37               655
Corporate Office Properties Trust REIT ......................              22             1,036
Countrywide Financial Corp. .................................              24               890
Cousins Properties, Inc. REIT ...............................              28               940
Covanta Holding Corp. .......................................              28               687
Crescent Real Estate Equities Co. REIT ......................              22               451
DCT Industrial Trust, Inc. REIT .............................             127             1,426
Digital Realty Trust, Inc. REIT .............................              33             1,335
Dime Community Bancshares ...................................              22               293
Downey Financial Corp. ......................................              12               803
Duke Realty Corp. REIT ......................................              32             1,380
E*TRADE Financial Corp. (a) .................................              94             2,076
East West Bancorp, Inc. .....................................              32             1,276
Eaton Vance Corp. ...........................................              31             1,185
Endurance Specialty Holdings Ltd. ...........................              14               524
Equity Inns, Inc. REIT ......................................              36               616
Equity Lifestyle Properties, Inc. REIT ......................              11               597
Erie Indemnity Co. Cl A .....................................               7               368
Essex Property Trust, Inc. REIT .............................              12             1,546
Everest Re Group Ltd. .......................................              15             1,510
F.N.B. Corp. ................................................              35               587
Fannie Mae ..................................................              38             2,239
Federal Realty Investment Trust REIT ........................              12             1,082
Federated Investors, Inc., Cl B .............................              24               916
Felcor Lodging Trust, Inc. REIT .............................              42             1,072
Fidelity National Title Group ...............................              61             1,555
Fifth Third Bancorp .........................................              18               731
First American Corp. ........................................              21             1,082
First Bancorp (Puerto Rico) .................................              51               640
First Horizon National Corp. ................................              26             1,019
First Marblehead Corp. ......................................              13               471
First Midwest Bancorp .......................................              30             1,078
First Niagara Financial Group, Inc. .........................              66               898
Firstfed Financial Corp. (a) ................................              13               799
FirstMerit Corp. ............................................              45               940
Forest City Enterprises, Inc. Cl A ..........................              13               869
Franklin Resources, Inc. ....................................              10             1,313
Franklin Street Properties REIT .............................              48               866

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
FINANCIALS, CONTINUED
Freddie Mac .................................................              29             1,879
Fremont General Corp. .......................................              40               302
Friedman Billings Ramsey Group, Inc. Cl A REIT ..............              87               483
Fulton Financial Corp. ......................................             105             1,546
Genworth Financial, Inc. Cl A ...............................              18               657
Goldman Sachs Group, Inc. ...................................              15             3,279
Greater Bay Bancorp .........................................              35               903
Hartford Financial Services Group, Inc. .....................              13             1,316
HCC Insurance Holdings, Inc. ................................              23               705
Health Care Property Investors, Inc. REIT ...................              51             1,805
Health Care Realty Trust, Inc. REIT .........................              29               988
Health Care REIT, Inc. ......................................              47             2,126
Hilb Rogal & Hobbs Co. ......................................              19               826
Home Properties, Inc. REIT ..................................              20             1,114
Horace Mann Educators Corp. .................................              29               610
Hospitality Properties Trust REIT ...........................              23             1,047
Host Marriott Corp. REIT ....................................             146             3,743
HRPT Properties Trust REIT ..................................             127             1,554
Hudson City Bancorp, Inc. ...................................             113             1,505
Huntington Bancshares, Inc. .................................              53             1,176
IMPAC Mortgage Holdings, Inc. REIT ..........................              46               255
IndyMac Bancorp, Inc. .......................................              42             1,270
Intercontinentalexchange, Inc. (a) ..........................               3               381
International Bancshares Corp. ..............................              15               431
International Securities Exchange Holdings, Inc. ............              22             1,467
Investment Technology Group, Inc. (a) .......................              24               908
Investors Financial Services Corp. ..........................              15               928
IPC Holdings Ltd. ...........................................              16               480
iStar Financial, Inc. REIT ..................................              27             1,294
Janus Capital Group, Inc. ...................................              43             1,076
Jefferies Group, Inc. .......................................              29               919
Jones Lang LaSalle, Inc. ....................................               8               860
JPMorgan Chase & Co. ........................................             140             7,294
KeyCorp .....................................................              16               571
Kilroy Realty Corp. REIT ....................................              16             1,215
Kimco Realty Corp. REIT .....................................              49             2,355
KKR Financial Corp. REIT ....................................              20               534
Knight Capital Group, Inc. Cl A (a) .........................              63             1,021
LaBranche & Co., Inc. (a) ...................................              38               309
LaSalle Hotel Properties REIT ...............................              21               975
Lazard Ltd. .................................................              26             1,408
Legg Mason, Inc. ............................................               8               794
Lehman Brothers Holdings, Inc. ..............................              23             1,731
Lexington Corporate Properties Trust REIT ...................              42               877
Liberty Property Trust REIT .................................              19               919
Lincoln National Corp. ......................................              11               783
Loews Corp. .................................................              18               852
M&T Bank Corp. ..............................................               3               334
Macerich Co. REIT ...........................................              16             1,522
Mack-Cali Realty Corp. REIT .................................              16               784
MAF Bancorp, Inc. ...........................................              18               723
Markel Corp. ................................................               2               918
Marsh & McLennan Cos. .......................................              20               635
Marshall & Ilsley Corp. .....................................              54             2,593
MasterCard, Inc. Cl A .......................................              13             1,452
MBIA, Inc. ..................................................              32             2,226
Mellon Financial Corp. ......................................              16               687

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
FINANCIALS, CONTINUED
Mercury General Corp. .......................................               6               325
Merrill Lynch & Co., Inc. ...................................              33             2,978
MetLife, Inc. ...............................................              17             1,117
MGIC Investment Corp. .......................................              18             1,109
Mid-America Apartment Communities, Inc. REIT ................              14               755
Montpelier Re Holdings Ltd. .................................              26               475
Moody's Corp. ...............................................              12               793
Morgan Stanley ..............................................              38             3,192
Nasdaq Stock Market, Inc. (a) ...............................              18               586
National City Corp. .........................................              23               841
National Financial Partners Corp. ...........................              17               783
National Retail Properties, Inc. REIT .......................              45             1,078
Nationwide Financial Services, Inc. Cl A ....................              35             2,000
Nationwide Health Properties, Inc. REIT .....................              55             1,763
New York Community Bancorp, Inc. ............................              65             1,135
NewAlliance Bancshares, Inc. ................................              61               952
Newcastle Investment Corp. REIT .............................              36             1,052
NovaStar Financial, Inc. REIT ...............................              20               147
Nuveen Investments, Inc. ....................................              15               800
Nyse Euronext (a) ...........................................               3               253
Ohio Casualty Corp. .........................................              36             1,139
Old National Bancorp ........................................              36               644
Old Republic International Corp. ............................              26               553
Pacific Capital Bancorp .....................................              32               862
Park National Corp. .........................................               6               533
PartnerRe Ltd. ..............................................              12               864
Pennsylvania Real Estate Investment Trust REIT ..............              25             1,161
People's United Financial ...................................              31               617
Philadelphia Consolidated Holding Co. (a) ...................              31             1,345
Phoenix Cos., Inc. ..........................................              66               983
Piper Jaffray Cos., Inc. (a) ................................              11               702
Plum Creek Timber Co., Inc. REIT ............................              42             1,667
PMI Group, Inc. .............................................              21             1,018
PNC Financial Services Group, Inc. ..........................              11               815
Popular, Inc. ...............................................              60             1,009
Post Properties, Inc. REIT ..................................              26             1,219
Potlatch Corp. REIT .........................................              26             1,128
Principal Financial Group, Inc. .............................              11               698
ProAssurance Corp. (a) ......................................              15               808
Protective Life Corp. .......................................              16               750
Provident Bankshares Corp. ..................................              23               737
Provident Financial Services, Inc. ..........................              36               617
Prudential Financial, Inc. ..................................              20             1,900
Public Storage, Inc. REIT ...................................               6               560
Radian Group, Inc. ..........................................              19             1,104
RAIT Investment Trust REIT ..................................              47             1,323
Raymond James Financial, Inc. ...............................              27               828
Rayonier, Inc. REIT .........................................              19               824
Realty Income Corp. REIT ....................................              65             1,813
Redwood Trust, Inc. REIT ....................................              16               803
Regency Centers Corp. REIT ..................................              15             1,236
Regions Financial Corp. .....................................              27               947
Reinsurance Group of America, Inc. ..........................               7               436
RenaissanceRe Holdings Ltd. .................................              15               812
RLI Corp. ...................................................              13               724
Safeco Corp. ................................................              24             1,602
SEI Investments Co. .........................................              15               915
Senior Housing Properties Trust REIT ........................              63             1,438

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
FINANCIALS, CONTINUED
Simon Property Group, Inc. REIT .............................              12             1,383
Sky Financial Group, Inc. ...................................              26               709
SL Green Realty Corp. REIT ..................................              12             1,691
South Financial Group, Inc. .................................              50             1,132
Sovereign Bancorp, Inc. .....................................              78             1,897
St. Joe Co. .................................................              17               963
Sterling Bancshares, Inc. ...................................              45               514
Sterling Financial Corp. ....................................              38             1,120
Strategic Hotel Capital, Inc. REIT ..........................              57             1,234
Sunstone Hotel Investors, Inc. REIT .........................              34               970
SunTrust Banks, Inc. ........................................              14             1,182
Susquehanna Bancshares, Inc. ................................              31               691
SVB Financial Group (a) .....................................              17               871
SWS Group, Inc. .............................................              20               507
Synovus Financial Corp. .....................................              61             1,925
T. Rowe Price Group, Inc. ...................................              55             2,732
Taubman Centers, Inc. REIT ..................................              26             1,457
TCF Financial Corp. .........................................              28               758
TD Ameritrade Holding Corp. (a) .............................              15               256
Thornburg Mortgage, Inc. REIT ...............................              25               695
Torchmark Corp. .............................................              23             1,571
Travelers Companies, Inc. ...................................              26             1,407
Trustco Bank Corp. ..........................................              50               459
Trustmark Corp. .............................................              30               798
U.S. Bancorp ................................................              72             2,473
UCBH Holdings, Inc. .........................................              64             1,149
UDR, Inc. REIT ..............................................              32               961
Umpqua Holdings Corp. .......................................              44             1,097
UnionBanCal Corp. ...........................................              13               799
United Bankshares, Inc. .....................................              24               804
Unitrin, Inc. ...............................................              11               519
UnumProvident Corp. .........................................              82             2,040
Valley National Bancorp .....................................              28               710
Ventas, Inc. REIT ...........................................              25             1,054
Vornado Realty Trust REIT ...................................               9             1,068
W Holding Co., Inc. .........................................              69               334
Wachovia Corp. ..............................................              66             3,666
Waddell & Reed Financial, Inc. ..............................              20               484
Washington Federal, Inc. ....................................              52             1,233
Washington Mutual, Inc. .....................................              35             1,469
Webster Financial Corp. .....................................              36             1,600
Weingarten Realty Investors REIT ............................              17               814
Wells Fargo & Co. ...........................................             130             4,666
Westamerica Bancorp .........................................              15               702
White Mountains Insurance Group Ltd. ........................               2             1,146
Whitney Holding Corp. .......................................              40             1,231
Willis Group Holdings Ltd. ..................................              29             1,190
Wilmington Trust Corp. ......................................              16               647
Wintrust Financial Corp. ....................................              12               516
XL Capital Ltd., Cl A .......................................               8               624
Zenith National Insurance Corp. .............................              28             1,295
                                                                                ---------------
                                                                                        316,449
                                                                                ---------------
HEALTH CARE (2.43%)
Abbott Laboratories .........................................              91             5,152
Abraxis BioScience, Inc. ....................................               6               165
Adams Respiratory Therapeutics, Inc. (a) ....................              19               713
Advanced Medical Optics, Inc. (a) ...........................              11               445
Aetna, Inc. .................................................              28             1,313
Affymetrix, Inc. (a) ........................................              15               394
Alcon, Inc. .................................................               4               540
Alexion Pharmaceuticals, Inc. ...............................              20               837
Alkermes, Inc. (a) ..........................................              51               838

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
HEALTH CARE, CONTINUED
Allergan, Inc. ..............................................               9             1,091
American Medical Systems Holdings, Inc. (a) .................              40               709
Amerigroup Corp. (a) ........................................              32               900
Amgen, Inc. .................................................              66             4,233
Amylin Pharmaceuticals, Inc. ................................              26             1,075
Applied Biosystems Group-Applera Corp. ......................              41             1,281
Apria Health Care Group, Inc. ...............................              25               793
Arthrocare Corp. ............................................              13               536
Barr Pharmaceuticals, Inc. ..................................              22             1,064
Bausch & Lomb, Inc. .........................................              12               706
Baxter International, Inc. ..................................              44             2,492
Beckman Coulter, Inc. .......................................              14               879
Becton Dickinson & Co. ......................................              12               944
Bio-Rad Laboratories, Inc. Cl A .............................              10               708
Biogen Idec, Inc. (a) .......................................              17               803
BioMarin Pharmaceutical, Inc. (a) ...........................              43               695
Biomet, Inc. ................................................              13               562
Biosite, Inc. ...............................................               9               832
Boston Scientific Corp. (a) .................................              70             1,081
Bristol-Myers Squibb Co. ....................................              84             2,424
Brookdale Senior Living, Inc. ...............................              13               590
C.R. Bard, Inc. .............................................              22             1,829
Celera Genomics Group-Applera Corp. .........................              49               686
Celgene Corp. (a) ...........................................              21             1,284
Cephalon, Inc. (a) ..........................................              15             1,194
CIGNA Corp. .................................................               4               622
Community Health Systems, Inc. (a) ..........................              22               810
Cooper Cos. .................................................              10               511
Covance, Inc. (a) ...........................................              14               847
Coventry Health Care, Inc. (a) ..............................              35             2,024
Cubist Pharmaceuticals, Inc. (a) ............................              28               601
CV Therapeutics, Inc. (a) ...................................              23               194
Cyberonics, Inc. (a) ........................................              11               240
Cytyc Corp. (a) .............................................              26               916
Dade Behring Holdings, Inc. .................................              16               786
DaVita, Inc. (a) ............................................              23             1,256
Delta Pine & Land Co. .......................................              22               907
Dentsply International, Inc. ................................              29               969
Edwards Lifesciences Corp. ..................................              29             1,421
Eli Lilly & Co. .............................................              28             1,656
Endo Pharmaceuticals Holdings, Inc. (a) .....................              30               928
Enzo Biochem, Inc. (a) ......................................              21               353
Express Scripts, Inc. (a) ...................................               7               669
Forest Laboratories, Inc. (a) ...............................              17               905
Gen-Probe, Inc. (a) .........................................              26             1,329
Genentech, Inc. (a) .........................................              26             2,080
Genzyme Corp. (a) ...........................................              15               980
Gilead Sciences, Inc. (a) ...................................              26             2,125
Haemonetics Corp. (a) .......................................              15               718
Health Management Associates, Inc. Cl A .....................              56               599
Health Net, Inc. (a) ........................................              23             1,243
Healthways, Inc. (a) ........................................              17               721
Henry Schein, Inc. (a) ......................................              20             1,043
Hologic, Inc. (a) ...........................................              26             1,496
Human Genome Sciences, Inc. (a) .............................              66               711
Humana, Inc. (a) ............................................              37             2,340
IDEXX Laboratories, Inc. (a) ................................              17             1,533
Illumina, Inc. (a) ..........................................              37             1,207
Immucor, Inc. (a) ...........................................              33             1,077

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
HEALTH CARE, CONTINUED
Incyte Corp. (a) ............................................              55               424
InterMune, Inc. (a) .........................................              14               405
Intuitive Surgical, Inc. (a) ................................               8             1,037
Invacare Corp. ..............................................              22               410
Invitrogen Corp. (a) ........................................              12               786
Johnson & Johnson ...........................................             151             9,697
Kinetic Concepts, Inc. (a) ..................................              12               600
King Pharmaceuticals, Inc. (a) ..............................              58             1,186
Kyphon, Inc. (a) ............................................              22             1,025
Laboratory Corp. of America Holdings (a) ....................              25             1,973
Lincare Holdings, Inc. (a) ..................................              21               828
Magellan Health Services, Inc. (a) ..........................              18               772
Manor Care, Inc. ............................................              14               908
Medarex, Inc. (a) ...........................................              62               849
Medco Health Solutions, Inc. (a) ............................              17             1,326
Medicines Co. (a) ...........................................              25               570
Medicis Pharmaceutical Corp. ................................              31               942
Medimmune, Inc. (a) .........................................              53             3,004
Medtronic, Inc. .............................................              65             3,440
Mentor Corp. ................................................              21               817
Merck & Co., Inc. ...........................................              90             4,630
MGI Pharma, Inc. (a) ........................................              45               991
Millennium Pharmaceuticals, Inc. (a) ........................              75               831
Millipore Corp. (a) .........................................              12               886
Mylan Laboratories, Inc. ....................................              59             1,294
Myriad Genetics, Inc. (a) ...................................              20               731
Nabi Biopharmaceuticals (a) .................................              44               229
Nektar Therapeutics (a) .....................................              51               631
Neurocrine Biosciences, Inc. (a) ............................              15               191
Noven Pharmaceuticals, Inc. (a) .............................              14               328
Odyssey Healthcare, Inc. (a) ................................              26               347
Onyx Pharmaceuticals, Inc. (a) ..............................              21               562
OSI Pharmaceuticals, Inc. (a) ...............................              12               416
Par Pharmaceutical Cos., Inc. (a) ...........................              19               512
PAREXEL International Corp. (a) .............................              16               628
Patterson Cos., Inc. (a) ....................................              29             1,046
PDL BioPharma, Inc. (a) .....................................              26               657
Pediatrix Medical Group, Inc. (a) ...........................              25             1,426
Perrigo Co. .................................................              48               912
Pfizer, Inc. ................................................             292             7,726
Pharmaceutical Product Development, Inc. ....................              19               685
PolyMedica Corp. ............................................              13               526
PSS World Medical, Inc. (a) .................................              32               643
Psychiatric Solutions, Inc. (a) .............................              27               947
Quest Diagnostics, Inc. .....................................               8               391
Regeneron Pharmaceuticals, Inc. (a) .........................              31               843
ResMed, Inc. (a) ............................................              16               676
Respironics, Inc. (a) .......................................              17               693
Schering-Plough Corp. .......................................              98             3,110
Sepracor, Inc. (a) ..........................................              21             1,127
Sierra Health Services, Inc. (a) ............................              25             1,035
St. Jude Medical, Inc. (a) ..................................              21               899
Steris Corp. ................................................              49             1,252
Stryker Corp. ...............................................              14               909
Sunrise Senior Living, Inc. (a) .............................              25               957
Techne Corp. (a) ............................................              18             1,061
Telik, Inc. (a) .............................................              27               161
Tenet Health Care Corp. (a) .................................              93               690
Thermo Electron Corp. (a) ...................................              27             1,406
Thervance, Inc (a) ..........................................              29               961
United Therapeutics Corp. (a) ...............................              13               727
UnitedHealth Group, Inc. ....................................              76             4,033

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
HEALTH CARE, CONTINUED
Universal Health Services, Inc. Cl B ........................              12               729
Varian Medical Systems, Inc. (a) ............................              26             1,097
Varian, Inc. (a) ............................................              15               869
Ventana Medical Systems, Inc. (a) ...........................              17               826
Vertex Pharmaceuticals, Inc. (a) ............................              25               769
Viasys Health Care, Inc. (a) ................................              18               576
Waters Corp. (a) ............................................              20             1,189
Watson Pharmaceuticals, Inc. (a) ............................              25               683
WellCare Health Plans, Inc. (a) .............................              18             1,451
Wyeth .......................................................              52             2,886
Zimmer Holdings, Inc. (a) ...................................              13             1,176
                                                                                ---------------
                                                                                        167,561
                                                                                ---------------
INDUSTRIALS (3.27%)
AAR Corp. ...................................................              17               519
Accenture Ltd. Cl A .........................................              30             1,173
Actuant Corp. Cl A ..........................................              15               795
Acuity Brands, Inc. .........................................              23             1,360
Administaff, Inc. ...........................................              15               498
Aeroflex, Inc. ..............................................              39               548
Affiliated Computer Services, Inc. Cl A .....................              22             1,318
Agilent Technologies, Inc. (a) ..............................              24               825
Albany International Corp. ..................................              20               766
Alliance Data Systems Corp. .................................              15               955
Alliant Techsystems, Inc. ...................................              18             1,676
Allied Waste Industries, Inc. ...............................              64               856
Ametek, Inc. ................................................              24               871
Amphenol, Inc. ..............................................              36             1,264
Anixter International, Inc. .................................              19             1,360
Aptargroup, Inc. ............................................              15             1,099
Armor Holdings, Inc. ........................................              16             1,144
Astec Industries, Inc. ......................................               8               326
Automatic Data Processing, Inc. .............................              30             1,343
BE Aerospace, Inc. ..........................................              48             1,759
BearingPoint, Inc. ..........................................              43               316
Belden Cdt, Inc. ............................................              27             1,509
Bemis Co., Inc. .............................................              25               830
Black Box Corp. .............................................              13               474
Boeing Co. ..................................................              40             3,720
Bowne & Co. .................................................              19               317
Brink's Co. .................................................              24             1,524
Broadridge Fin. Solutions (a) ...............................               7               140
Bucyrus International, Inc. Cl A ............................              18             1,129
Burlington Northern Santa Fe Corp. ..........................              17             1,488
C.H. Robinson Worldwide, Inc. ...............................              38             2,031
Carlisle Cos. ...............................................              32             1,318
Ceradyne, Inc. (a) ..........................................              13               765
CheckFree Corp. (a) .........................................              17               572
Checkpoint Systems, Inc. (a) ................................              20               440
Choicepoint, Inc. (a) .......................................              19               721
Cognex Corp. ................................................              23               496
Coherent, Inc. (a) ..........................................              19               596
Commscope, Inc. (a) .........................................              36             1,679
Con-way, Inc. ...............................................               9               492
Convergys Corp. (a) .........................................              34               859
Cooper Industries, Ltd. .....................................              44             2,189
Corporate Executive Board Co. ...............................               9               573
Corrections Corp. of America (a) ............................              33             1,874
Cummins, Inc. ...............................................              20             1,843
Danaher Corp. ...............................................              14               997
Deere & Co. .................................................               9               985
Deluxe Corp. ................................................              30             1,135
Dionex Corp. (a) ............................................              11               759
Donaldson Co., Inc. .........................................              34             1,221

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
INDUSTRIALS, CONTINUED
Dover Corp. .................................................              43             2,069
DRS Technologies, Inc. ......................................              22             1,107
Eagle Materials, Inc. .......................................              25             1,115
EGL, Inc. (a) ...............................................              19               754
Electro Scientific Industries, Inc. (a) .....................              19               391
EMCOR Group, Inc. (a) .......................................              15               940
Energy Conversion Devices, Inc. (a) .........................              22               779
ESCO Technologies, Inc. (a) .................................              13               592
Esterline Technologies Corp. (a) ............................              13               542
Expeditors International of Washington, Inc. ................              47             1,965
Fastenal Co. ................................................              31             1,275
Fidelity National Information Services, Inc. ................              59             2,981
First Data Corp. ............................................              39             1,264
Fiserv, Inc. (a) ............................................              39             2,074
Flextronics International Ltd. (a) ..........................             146             1,628
Flir Systems, Inc. (a) ......................................              36             1,458
Florida Rock Industries, Inc. ...............................              14               968
Flowserve Corp. .............................................              12               732
Fluor Corp. .................................................              19             1,817
Forrester Research, Inc. (a) ................................               9               232
Fortune Brands, Inc. ........................................               5               401
Forward Air Corp. ...........................................              14               427
Foster Wheeler Ltd. (a) .....................................              13               895
FTI Consulting, Inc. (a) ....................................              23               846
Gardner Denver, Inc. (a) ....................................              28             1,058
General Cable Corp. (a) .....................................              26             1,493
General Dynamics Corp. ......................................              14             1,099
General Electric Co. ........................................             422            15,555
General Maritime Corp. ......................................              18               577
Genlyte Group, Inc. (a) .....................................               6               468
Global Payments, Inc. .......................................              16               608
Goodrich Corp. ..............................................              30             1,705
Graco, Inc. .................................................              16               632
GrafTech International Ltd. (a) .............................              66               659
Granite Construction, Inc. ..................................              17             1,024
Harsco Corp. ................................................              18               918
Honeywell International, Inc. ...............................              29             1,571
Hubbell, Inc. Cl B ..........................................              13               672
IDEX Corp. ..................................................              29             1,522
Ingersoll-Rand Co. Ltd. Cl A ................................              13               580
Insituform Technologies, Inc. Cl A (a) ......................              18               367
Iron Mountain, Inc. (a) .....................................              39             1,096
Itron, Inc. (a) .............................................              12               808
ITT Corp. ...................................................              39             2,489
Jabil Circuit, Inc. .........................................              36               839
Jacobs Engineering Group, Inc. (a) ..........................              26             1,311
Joy Global, Inc. ............................................              22             1,114
Kaman Corp. .................................................              16               397
Kaydon Corp. ................................................              13               618
Kemet Corp. (a) .............................................              56               475
Kennametal, Inc. ............................................              20             1,411
Kirby Corp. (a) .............................................              14               529
L-3 Communications Holdings, Inc. ...........................              26             2,338
Landstar System, Inc. .......................................              28             1,353
Lincoln Electric Holdings, Inc. .............................              20             1,275
Littelfuse, Inc. (a) ........................................              12               481
Lockheed Martin Corp. .......................................              12             1,154
Louisiana-Pacific Corp. .....................................              25               493
Manitowoc Co. ...............................................              30             2,047
Manpower, Inc. ..............................................              17             1,364
Martin Marietta Materials, Inc. .............................              10             1,458

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
INDUSTRIALS, CONTINUED
Masco Corp. .................................................              17               463
McDermott International, Inc. (a) ...........................              22             1,181
MDU Resources Group, Inc. ...................................              40             1,212
MeadWestvaco Corp. ..........................................              43             1,434
Methode Electronics, Inc. ...................................              27               407
Mettler-Toledo International, Inc. (a) ......................               8               781
Molex, Inc. Cl A ............................................              19               509
Monster Worldwide, Inc. (a) .................................              24             1,009
Moog, Inc. Cl A (a) .........................................              19               808
MSC Industrial Direct Co. ...................................              24             1,170
Mueller Industries, Inc. ....................................              25               820
Mueller Water Products, Inc., Cl B ..........................              39               559
National Instruments Corp. ..................................              30               836
Navigant Consulting, Inc. (a) ...............................              29               556
NCI Building Systems, Inc (a) ...............................              12               600
Neustar, Inc. (a) ...........................................              19               546
Nordson Corp. ...............................................              15               687
Norfolk Southern Corp. ......................................              19             1,012
Northrop Grumman Corp. ......................................              10               736
Old Dominion Freight Line, Inc. (a) .........................              20               591
OMI Corp. ...................................................              39             1,134
Orbotech Ltd. (a) ...........................................              22               504
Oshkosh Truck Corp. .........................................              14               783
Owens Corning, Inc. (a) .....................................              22               674
Owens-Illinois, Inc. (a) ....................................              34             1,023
Pacer International, Inc. ...................................              28               715
Packaging Corp. of America ..................................              15               371
Pactiv Corp. (a) ............................................              29             1,003
Pall Corp. ..................................................              29             1,217
Park Electrochemical Corp. ..................................              11               303
Parker Hannifin Corp. .......................................              25             2,303
Paychex, Inc. ...............................................              16               594
Pentair, Inc. ...............................................              28               900
PerkinElmer, Inc. ...........................................              76             1,839
Power-One, Inc. (a) .........................................              54               230
Powerwave Technologies, Inc. (a) ............................              77               480
Precision Castparts Corp. ...................................              30             3,123
Quanta Services, Inc. .......................................              61             1,677
R.R. Donnelley & Sons Co. ...................................              49             1,970
Raytheon Co. ................................................              15               803
Regal Beloit ................................................              19               876
Republic Services, Inc. .....................................              41             1,145
Resources Connection, Inc. (a) ..............................              21               634
Robert Half International, Inc. .............................              38             1,265
Rockwell Automation Corp. ...................................               9               536
Rockwell Collins, Inc. ......................................              33             2,167
Roper Industries, Inc. ......................................              17               953
Ryder System, Inc. ..........................................              15               790
Sanmina-SCI Corp. (a) .......................................             131               452
Sealed Air Corp. ............................................              36             1,184
Shaw Group, Inc. (a) ........................................              50             1,621
Smurfit-Stone Container Corp. (a) ...........................              61               735
Solectron Corp. (a) .........................................             220               737
Sonoco Products Co. .........................................              24             1,023
Spherion Corp. (a) ..........................................              42               359
Spirit Aerosystems Holding, Inc. (a) ........................              34             1,075
SPX Corp. ...................................................              13               921
Stericycle, Inc. (a) ........................................              22             1,917
TASER International, Inc. (a) ...............................              37               319
Tektronix, Inc. .............................................              20               588
Teleflex, Inc. ..............................................              17             1,221
Teletech Holdings, Inc. (a) .................................              15               566
Terex Corp. (a) .............................................              22             1,713
Tetra Tech, Inc. (a) ........................................              39               812

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
INDUSTRIALS, CONTINUED
Texas Industries, Inc. ......................................              12               914
Textron, Inc. ...............................................               5               508
Thomas & Betts Corp. (a) ....................................              14               763
Timken Co. ..................................................              17               561
Toro Co. ....................................................              20             1,005
Trimble Navigation Ltd. (a) .................................              60             1,721
Trinity Industries, Inc. ....................................              19               882
Tyco International Ltd. .....................................              79             2,578
Union Pacific Corp. .........................................              10             1,142
United Rentals, Inc. (a) ....................................              45             1,507
USG Corp. (a) ...............................................              17               785
UTi Worldwide, Inc. .........................................              19               446
Viad Corp. ..................................................              14               572
Vishay Intertechnology, Inc. (a) ............................              41               683
Vistaprint Ltd. (a) .........................................              24               897
Vulcan Materials Co. ........................................              18             2,226
W.W. Grainger, Inc. .........................................              17             1,405
Wabash National Corp. .......................................              20               311
Wabtec ......................................................              24               892
Washington Group International, Inc. (a) ....................              15             1,004
Waste Connections, Inc. (a) .................................              37             1,153
Waste Management, Inc. ......................................              19               711
Watsco, Inc. ................................................              12               638
Watson Wyatt & Co. Holdings .................................              26             1,225
Werner Enterprises, Inc. ....................................              38               719
Wesco International, Inc. (a) ...............................              11               695
Western Union Co. ...........................................              45               947
World Fuel Services Corp. ...................................              14               647
YRC Worldwide, Inc. (a) .....................................              44             1,751
Zebra Technologies Corp. Cl A (a) ...........................              16               637
                                                                                ---------------
                                                                                        225,354
                                                                                ---------------
OIL & GAS (1.66%)
Anadarko Petroleum Corp. ....................................              18               840
Apache Corp. ................................................              12               870
Atwood Oceanics, Inc. .......................................              14               881
Baker Hughes, Inc. ..........................................              17             1,367
BJ Services Co. .............................................              73             2,092
Cabot Oil & Gas Corp. .......................................              48             1,748
Cameron International Corp. (a) .............................              25             1,614
Cheniere Energy, Inc. (a) ...................................              25               834
Chevron Corp. ...............................................              91             7,079
Cimarex Energy Co. ..........................................              21               827
ConocoPhillips ..............................................              63             4,369
Core Laboratories N.V. (a) ..................................              11             1,000
Crosstex Energy, Inc. .......................................              26               781
Denbury Resources, Inc. (a) .................................              27               893
Devon Energy Corp. ..........................................              17             1,239
Diamond Offshore Drilling, Inc. .............................               3               257
Dresser-Rand Group, Inc. (a) ................................              21               670
Dynegy, Inc. (a) ............................................             260             2,447
El Paso Corp. ...............................................             169             2,535
ENSCO International, Inc. ...................................              31             1,748
EOG Resources, Inc. .........................................               9               661
Exco Resources, Inc. (a) ....................................              64             1,075
Exxon Mobil Corp. ...........................................             233            18,496
FMC Technologies, Inc. (a) ..................................              13               921
Forest Oil Corp. (a) ........................................              41             1,445
Global Industries Ltd. (a) ..................................              49             1,017
Grant Prideco, Inc. (a) .....................................              28             1,443
Grey Wolf, Inc. (a) .........................................             114               816
Halliburton Co. .............................................              53             1,684
Hanover Compressor Co. (a) ..................................              52             1,125

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
OIL & GAS, CONTINUED
Helix Energy Solutions Group, Inc. (a) ......................              17               650
Hess Corp. ..................................................              10               568
Holly Corp. .................................................              24             1,526
Houston Exploration Co. (a) .................................              13               720
Hydril (a) ..................................................              10               968
Input/Output, Inc. (a) ......................................              46               644
Lone Star Technologies, Inc. (a) ............................              17             1,129
Marathon Oil Corp. ..........................................              14             1,422
Mariner Energy, Inc. (a) ....................................              61             1,376
National Oilwell Varco, Inc. (a) ............................              10               848
Newpark Resources, Inc. (a) .................................              65               534
Noble Corp. .................................................              28             2,358
Occidental Petroleum Corp. ..................................              35             1,774
Oceaneering International, Inc. (a) .........................              26             1,236
OGE Energy Corp. ............................................              20               769
Parker Drilling Co. (a) .....................................              73               793
Penn Virginia Corp. .........................................               9               720
Plains Exploration & Production Co. (a) .....................              15               705
Pogo Producing Co. ..........................................              13               627
Pride International, Inc. (a) ...............................              32             1,050
Quicksilver Resources, Inc. (a) .............................              13               544
Range Resources Corp. .......................................              26               950
Schlumberger Ltd. ...........................................              66             4,873
SEACOR Holding, Inc. (a) ....................................              11             1,048
Smith International, Inc. ...................................              42             2,202
Southwestern Energy Co. (a) .................................              33             1,386
St. Mary Land & Exploration Co. .............................              27               989
Stone Energy Corp. (a) ......................................              17               504
Sunoco, Inc. ................................................              33             2,492
Superior Energy Services, Inc. (a) ..........................              41             1,490
Tesoro Corp. ................................................              16             1,939
Tetra Technologies, Inc. (a) ................................              36               954
TODCO (a) ...................................................              30             1,364
Transocean, Inc. (a) ........................................              16             1,379
Ultra Petroleum Corp. (a) ...................................              39             2,212
Unit Corp. (a) ..............................................              23             1,314
Universal Compression Holdings (a) ..........................              19             1,265
Valero Energy Corp. .........................................              24             1,686
W-H Energy Services, Inc. ...................................              15               812
Weatherford International Ltd. (a) ..........................              17               892
XTO Energy, Inc. ............................................              19             1,031
                                                                                ---------------
                                                                                        114,517
                                                                                ---------------
TECHNOLOGY (2.99%)
3Com Corp. (a) ..............................................             100               403
Actel Corp. .................................................              19               278
Adaptec, Inc. (a) ...........................................              65               251
Adobe Systems, Inc. (a) .....................................              30             1,247
Advanced Micro Devices, Inc. ................................              30               415
Advent Software, Inc. .......................................              12               403
Agile Software Corp. (a) ....................................              23               165
Agilysys, Inc. ..............................................              22               463
Akamai Technologies, Inc. (a) ...............................              35             1,543
Altera Corp. ................................................              73             1,645
American Tower Corp. Cl A ...................................              25               950
Amkor Technology, Inc. ......................................              69               965
Analog Devices, Inc. ........................................              21               811
Andrew Corp. ................................................              37               404
Ansys, Inc. (a) .............................................              17               870
Apple Computer, Inc. ........................................              48             4,790
Applied Materials, Inc. .....................................              73             1,403
Ariba, Inc. (a) .............................................              49               432
Asyst Technologies, Inc. (a) ................................              29               207

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
TECHNOLOGY, CONTINUED
ATMI, Inc. (a) ..............................................              20               619
Autodesk, Inc. ..............................................              51             2,105
Avaya, Inc. .................................................              97             1,253
Axcelis Technologies, Inc. ..................................              66               505
BEA Systems, Inc. ...........................................              72               849
Bmc Software, Inc. ..........................................              53             1,716
Borland Software Corp. ......................................              56               312
Broadcom Corp. (a) ..........................................              23               749
Brocade Communications Systems, Inc. (a) ....................             257             2,511
Brooks Automation, Inc. (a) .................................              51               891
C-COR, Inc. (a) .............................................              35               431
Cabot Microelectronics Corp. (a) ............................              13               418
Caci International, Inc. Cl A (a) ...........................              17               777
Cadence Design Systems, Inc. (a) ............................              66             1,465
CDW Corp. ...................................................              14             1,008
Cerner Corp. (a) ............................................              14               745
Check Point Software Technologies Ltd. (a) ..................              41               966
Ciber, Inc. (a) .............................................              40               326
Ciena Corp. (a) .............................................              38             1,108
Cisco Systems, Inc. (a) .....................................             342             9,145
Citrix Systems, Inc. (a) ....................................              36             1,174
Cognizant Technology Solutions Corp. (a) ....................              30             2,682
Computer Sciences Corp. (a) .................................              41             2,277
Compuware Corp. (a) .........................................              83               819
Conexant Systems, Inc. (a) ..................................             268               415
Corning, Inc. (a) ...........................................              88             2,087
Crown Castle International Corp. (a) ........................              49             1,683
CSG Systems International, Inc. (a) .........................              33               884
Cymer, Inc. (a) .............................................              20               810
Dell, Inc. (a) ..............................................             113             2,849
Dendrite International, Inc. (a) ............................              27               429
Digital River, Inc. (a) .....................................              20             1,171
DST Systems, Inc. (a) .......................................              11               859
Dycom Industries, Inc. (a) ..................................              27               700
EarthLink, Inc. (a) .........................................              67               513
Electronics for Imaging, Inc. (a) ...........................              37               987
EMC Corp. (a) ...............................................             119             1,806
Emulex Corp. (a) ............................................              51             1,070
Equinix, Inc. (a) ...........................................              12             1,002
Exar Corp. (a) ..............................................              23               310
Extreme Networks, Inc. (a) ..................................              77               315
F5 Networks, Inc. (a) .......................................              22             1,689
FormFactor, Inc. (a) ........................................              22               908
Gateway, Inc. (a) ...........................................             183               401
Google, Inc. Cl A (a) .......................................              13             6,128
Harmonic, Inc. (a) ..........................................              54               447
Harris Corp. ................................................              28             1,438
Harris Stratex Networks, Cl A (a) ...........................              14               279
Hewlett-Packard Co. .........................................             159             6,700
Hutchinson Technology, Inc. (a) .............................              19               361
Ikon Office Solutions, Inc. .................................              61               913
Imation Corp. ...............................................              26               960
Informatica Corp. (a) .......................................              41               604
InfoSpace, Inc. (a) .........................................              19               488
Ingram Micro, Inc. Cl A (a) .................................              35               687
Insight Enterprises, Inc. (a) ...............................              33               654
Intel Corp. .................................................             327             7,030
Inter-Tel, Inc. .............................................              15               378
InterDigital Communications Corp. (a) .......................              25               822
Intermec, Inc. (a) ..........................................              24               536

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
TECHNOLOGY, CONTINUED
International Business Machines Corp. .......................              62             6,337
International Rectifier Corp. (a) ...........................              16               564
Intersil Corp. Cl A .........................................              34             1,013
Interwoven, Inc. (a) ........................................              18               275
Intuit, Inc. (a) ............................................              71             2,020
j2 Global Communications, Inc. ..............................              25               719
Jack Henry & Associates, Inc. ...............................              64             1,520
JDA Software Group, Inc. (a) ................................              21               374
JDS Uniphase Corp. (a) ......................................              45               742
Juniper Networks, Inc. (a) ..................................              30               671
Keane, Inc. (a) .............................................              33               463
KLA-Tencor Corp. ............................................              11               611
Kronos, Inc. (a) ............................................              18               982
Kulicke & Soffa Industries, Inc. (a) ........................              41               409
Lam Research Corp. (a) ......................................              31             1,667
Lattice Semiconductor Corp. (a) .............................              70               382
Lexmark International, Inc. (a) .............................              22             1,199
Linear Technology Corp. .....................................              17               636
Marvell Technology Group Ltd. (a) ...........................              27               436
Maxim Integrated Products, Inc. .............................              15               476
MEMC Electronic Materials, Inc. (a) .........................              38             2,085
Mentor Graphics Corp. (a) ...................................              46               744
Micron Technology, Inc. (a) .................................             181             2,075
Micros Systems, Inc. (a) ....................................              19             1,041
Microsemi Corp. (a) .........................................              38               878
Microsoft Corp. .............................................             486            14,551
Motorola, Inc. ..............................................             136             2,357
MRV Communications, Inc. (a) ................................              79               274
National Semiconductor Corp. ................................              70             1,841
NCR Corp. ...................................................              39             1,966
Network Appliance, Inc. (a) .................................              22               819
Novell, Inc. (a) ............................................              66               482
NVIDIA Corp. (a) ............................................              74             2,434
OmniVision Technologies, Inc. (a) ...........................              23               311
On Semiconductor Corp. (a) ..................................              62               664
Openwave Systems, Inc. (a) ..................................              71               522
Oracle Corp. (a) ............................................             227             4,268
Packeteer, Inc. (a) .........................................              27               257
Parametric Technology Corp. (a) .............................              67             1,191
Perot Systems Corp. (a) .....................................              49               877
Photronics, Inc. (a) ........................................              26               391
Pitney Bowes, Inc. ..........................................               9               432
Plantronics, Inc. ...........................................              36               904
PMC-Sierra, Inc. (a) ........................................             139             1,074
Progress Software Corp. (a) .................................              23               693
Qualcomm, Inc. ..............................................              93             4,073
Quantum Corp. (a) ...........................................             115               316
Radisys Corp. (a) ...........................................              15               227
Rambus, Inc. (a) ............................................              27               535
Red Hat, Inc. (a) ...........................................              36               761
RF Micro Devices, Inc. (a) ..................................             113               706
S1 Corp. (a) ................................................              26               169
Salesforce.com, Inc. (a) ....................................              18               756
SanDisk Corp. (a) ...........................................              12               521
Savvis, Inc. (a) ............................................              13               670
SBC Communications Corp. Cl A (a) ...........................              49             1,442
Semtech Corp. (a) ...........................................              55               793
Silicon Image, Inc. (a) .....................................              44               385
Silicon Laboratories, Inc. (a) ..............................              29               951
Silicon Storage Technology, Inc. (a) ........................              36               148
SiRF Technology Holdings, Inc. (a) ..........................              27               655
Skyworks Solutions, Inc. (a) ................................             108               744
SonicWALL, Inc. (a) .........................................              46               375

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
TECHNOLOGY, CONTINUED
SRA International, Inc. Cl A (a) ............................              19               464
Sun Microsystems, Inc. (a) ..................................             152               793
Sybase, Inc. (a) ............................................              54             1,306
Sycamore Networks, Inc. (a) .................................             125               459
Symantec Corp. (a) ..........................................              53               933
Synopsys, Inc. (a) ..........................................              35               968
Tech Data Corp. (a) .........................................              41             1,457
Tellabs, Inc. (a) ...........................................              96             1,020
Teradyne, Inc. (a) ..........................................              38               663
Tessera Technologies, Inc. (a) ..............................              23               984
Texas Instruments, Inc. .....................................              79             2,715
TIBCO Software, Inc. (a) ....................................             126             1,149
Transaction Systems Architects, Inc. (a) ....................              20               635
Trident Microsystems, Inc. (a) ..............................              27               573
Triquint Semiconductor, Inc. (a) ............................             100               517
Unisys Corp. (a) ............................................              81               635
United Online, Inc. .........................................              42               606
United Stationers, Inc. (a) .................................              14               833
Varian Semiconductor Equipment Associates, Inc. (a) .........              30             1,991
Verifone Holdings, Inc. (a) .................................              17               600
Vignette Corp. (a) ..........................................              20               370
Webex Communications, Inc. (a) ..............................              28             1,589
webMethods, Inc. (a) ........................................              40               364
Websense, Inc. (a) ..........................................              27               667
Wind River Systems, Inc. (a) ................................              42               413
Xerox Corp. (a) .............................................              54               999
Yahoo!, Inc. (a) ............................................              72             2,019
                                                                                ---------------
                                                                                        206,385
                                                                                ---------------
TELECOMMUNICATIONS (0.43%)
Alltel Corp. ................................................              16             1,003
AT&T, Inc. ..................................................             258             9,990
CenturyTel, Inc. ............................................              26             1,197
Cincinnati Bell, Inc. (a) ...................................             168               852
Citizens Communications Co. Series B ........................              67             1,043
Embarq Corp. ................................................              36             2,162
Leap Wireless International, Inc. (a) .......................              10               763
NII Holdings, Inc. (a) ......................................              32             2,456
Sprint Nextel Corp. .........................................             111             2,223
United States Cellular Corp. (a) ............................               4               290
Verizon Communications, Inc. ................................             117             4,467
Virgin Media, Inc. ..........................................              53             1,337
Windstream Corp. ............................................             113             1,658
                                                                                ---------------
                                                                                         29,441
                                                                                ---------------
UTILITIES (1.10%)
AES Corp. (a) ...............................................              44               968
AGL Resources, Inc. .........................................              51             2,221
Allegheny Energy, Inc. ......................................              43             2,299
ALLETE, Inc. ................................................              19               920
Alliant Energy Corp. ........................................              28             1,226
Ameren Corp. ................................................              49             2,576
American Electric Power Co., Inc. ...........................              15               753
Aqua America, Inc. ..........................................              28               619
Aquila, Inc. (a) ............................................             225               929
Atmos Energy Corp. ..........................................              57             1,808
Avista Corp. ................................................              33               778
Black Hills Corp. ...........................................              23               916
CenterPoint Energy, Inc. ....................................              54             1,017
Cleco Corp. .................................................              39             1,094
CMS Energy Corp. ............................................              53               982
Consolidated Edison, Inc. ...................................              10               513

                                                                   SHARES/
                                                                  PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
UTILITIES, CONTINUED
Dominion Resources, Inc. of Virginia ........................              13             1,186
DPL, Inc. ...................................................              25               784
DTE Energy Co. ..............................................              43             2,175
Duke Energy Corp. ...........................................              48               985
Duquesne Light Holdings, Inc. ...............................              57             1,137
Edison International ........................................              10               524
El Paso Electric Co. (a) ....................................              32               845
Energy East Corp. ...........................................              35               848
Entergy Corp. ...............................................               8               905
Exelon Corp. ................................................              28             2,111
FirstEnergy Corp. ...........................................              13               890
FPL Group, Inc. .............................................              14               901
Great Plains, Inc. ..........................................              18               588
Hawaiian Electric Industries, Inc. ..........................              42             1,105
IDACORP, Inc. ...............................................              29               999
Integrys Energy Group, Inc. .................................              47             2,637
KeySpan Corp. ...............................................              39             1,615
National Fuel Gas Co. .......................................              19               893
Nicor, Inc. .................................................              10               512
NiSource, Inc. ..............................................              63             1,549
Northeast Utilities .........................................              36             1,158
Northwest Natural Gas Co. ...................................              18               915
NSTAR .......................................................              26               933
ONEOK, Inc. .................................................              26             1,259
Pepco Holdings, Inc. ........................................              45             1,328
PG&E Corp. ..................................................              14               708
Piedmont Natural Gas Co. ....................................              43             1,135
Pinnacle West Capital Corp. .................................              21             1,014
PNM Resources, Inc. .........................................              45             1,465
PPL Corp. ...................................................              13               567
Progress Energy, Inc. .......................................              10               506
Public Service Enterprise Group, Inc. .......................               9               778
Puget Energy, Inc. ..........................................              28               723
Questar Corp. ...............................................              18             1,748
Reliant Energy, Inc. (a) ....................................              83             1,848
Scana Corp. .................................................              25             1,088
Sempra Energy ...............................................               9               571
Sierra Pacific Resources (a) ................................              14               256
Southern Co. ................................................              29             1,096
Southern Union Co. ..........................................              68             2,071
Southwest Gas Corp. .........................................              24               909
Spectra Energy Corp. ........................................              22               574
Teco Energy, Inc. ...........................................              42               754
UGI Corp. ...................................................              64             1,815
UniSource Energy Corp. ......................................              22               845
Vectren Corp. ...............................................              46             1,337
Westar Energy, Inc. .........................................              52             1,415
WGL Holdings, Inc. ..........................................              32             1,083
Wisconsin Energy Corp. ......................................              25             1,220
Xcel Energy, Inc. ...........................................              72             1,734
                                                                                ---------------
                                                                                         75,661
                                                                                ---------------

TOTAL COMMON STOCKS (Cost $1,382,306) .......................                         1,542,664
                                                                                ---------------
CORPORATE BONDS (21.34%)
BASIC MATERIALS (1.85%)
E.I. DuPont de Nemours & Co., 4.88%, 4/30/14 ................   $      95,000            92,774
Eastman Chemical Co., 7.60%, 2/1/27 .........................          25,000            27,353
United Technologies Corp., 4.88%, 5/1/15 ....................           8,000             7,776
                                                                                        127,903
CONSUMER GOODS (0.65%)
Kimberly-Clark Corp., 5.00%, 8/15/13 ........................          20,000            19,813

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2007 (UNAUDITED)

                                                                  PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT            VALUE
--------------------                                            -------------   ---------------
CORPORATE BONDS, CONTINUED
CONSUMER GOODS, CONTINUED
Kraft Foods, Inc., 6.25%, 6/1/12 ............................          11,000            11,439
Procter & Gamble Co., 4.95%, 8/15/14 ........................          14,000            13,802
                                                                                         45,054
CONSUMER SERVICES (2.63%)
Bottling Group LLC, 4.63%, 11/15/12 .........................           5,000             4,887
Comcast Corp., 6.50%, 11/15/35 ..............................          95,000            96,687
Kohls Corp., 6.00%, 1/15/33 .................................          46,000            44,647
Target Corp., 5.88%, 3/1/12 .................................          10,000            10,329
Time Warner Cos., Inc., 7.57%, 2/1/24 .......................          22,000            24,512
                                                                                        181,062
FINANCIALS (10.68%)
Allstate Corp., 7.20%, 12/1/09 ..............................          10,000            10,496
American General Finance, 5.38%, 10/1/12 ....................          38,000            38,204
Bank One Corp., 2.63%, 6/30/08 ..............................          45,000            43,663
Berkley Corp., 6.15%, 8/15/19 ...............................          45,000            45,590
Citigroup, Inc., 6.63%, 1/15/28 .............................          23,000            25,196
Countrywide Financial Corp., 6.25%, 5/15/16 .................         100,000           101,021
Credit Suisse First Boston USA, Inc., 6.13%, 11/15/11 .......         111,000           115,489
First Union National Bank, 7.80%, 8/18/10 ...................          22,000            23,663
Goldman Sachs Group, Inc., 5.13%, 1/15/15 ...................          16,000            15,643
Household Finance Corp., 4.63%, 1/15/08 .....................          15,000            14,925
John Deere Capital Corp., 7.00%, 3/15/12 ....................          11,000            11,859
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12 ..............          13,000            13,737
Merrill Lynch & Co., Inc., 4.25%, 2/8/10 ....................         106,000           103,499
Morgan Stanley Dean Witter, 6.75%, 4/15/11 ..................          27,000            28,546
U.S. Bank N.A. Minnesota, 6.38%, 8/1/11 .....................          13,000            13,615
Verizon Global Funding Corp., 7.25%, 12/1/10 ................         101,000           107,858
Wells Fargo & Co., 4.63%, 8/9/10 ............................          24,000            23,745
                                                                                        736,749
INDUSTRIALS (1.14%)
Boeing Co., 6.13%, 2/15/33 ..................................          11,000            11,798
Union Pacific Corp., 4.88%, 1/15/15 .........................          70,000            66,970
                                                                                         78,768
OIL & GAS (0.22%)
Conoco, Inc., 6.95%, 4/15/29 ................................          13,000            14,842
                                                                                         14,842
TECHNOLOGY (0.31%)
IBM Corp., 8.38%, 11/1/19 ...................................          10,000            12,543
Motorola, Inc., 7.63%, 11/15/10 .............................           8,000             8,561
                                                                                         21,104
UTILITIES (3.86%)
Carolina Power & Light, 5.13%, 9/15/13 ......................          30,000            29,733
Cincinnati Gas & Electric Corp., 5.70%, 9/15/12 .............          50,000            50,953
Florida Power & Light, 5.95%, 10/1/33 .......................          75,000            77,082
General Electric Co., 5.00%, 2/1/13 .........................          30,000            29,783
National Rural Utilities, 7.25%, 3/1/12 .....................          72,000            78,396
                                                                                        265,947
                                                                                ---------------
TOTAL CORPORATE BONDS (Cost $1,446,765) .....................                         1,471,429
                                                                                ---------------
U.S. GOVERNMENT AGENCY PASS-THROUGH
SECURITIES (20.95%)
Fannie Mae
   4.42%, 10/1/35, Pool #836206 .............................           9,167             9,062
   4.50%, 1/1/19, Pool #735057 ..............................           2,577             2,502

                                                                  PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT            VALUE
--------------------                                            -------------   ---------------
U.S. GOVERNMENT AGENCY PASS-THROUGH
SECURITIES, CONTINUED
   4.50%, 9/1/20, Pool #839289 ..............................           2,675             2,591
   4.50%, 8/1/35, Pool #835751 ..............................          71,970            67,617
   5.00%, 5/1/18, Pool #703444 ..............................           7,791             7,681
   5.00%, 1/1/19, Pool #255077 ..............................          22,852            22,585
   5.00%, 8/1/19, Pool #793396 ..............................           2,870             2,829
   5.00%, 12/1/19, Pool #745369 .............................           1,656             1,637
   5.00%, 3/1/20, Pool #819410 ..............................           1,696             1,673
   5.00%, 6/1/20, Pool #839333 ..............................          65,340            64,412
   5.00%, 8/1/33, Pool #713679 ..............................          36,513            35,274
   5.00%, 5/1/34, Pool #768230 ..............................           5,167             4,991
   5.00%, 8/1/35, Pool #848355 ..............................          11,066            10,690
   5.50%, 8/1/17, Pool #826283 ..............................           1,537             1,544
   5.50%, 3/1/20, Pool #735405 ..............................          35,676            35,727
   5.50%, 3/1/20, Pool #735611 ..............................           1,613             1,619
   5.50%, 7/1/25, Pool #255809 ..............................           6,308             6,280
   5.50%, 2/1/33, Pool #652693 ..............................         137,804           136,273
   5.50%, 1/1/34, Pool #756233 ..............................          92,986            91,953
   5.50%, 1/1/35, Pool #808374 ..............................         171,201           169,298
   6.00%, 6/1/17, Pool #555004 ..............................          47,743            48,572
   6.00%, 10/1/32, Pool #667994 .............................           6,205             6,288
   6.00%, 9/1/33, Pool #736937 ..............................           2,979             3,003
   6.00%, 8/1/34, Pool #725690 ..............................         279,940           282,116
   6.00%, 4/1/35, Pool #735503 ..............................           2,328             2,356
   7.00%, 4/1/34, Pool #780703 ..............................           3,913             4,071
Freddie Mac
   4.00%, 6/1/18, Pool #E01401 ..............................           4,309             4,094
   4.50%, 11/1/18, Pool #E01489 .............................           4,266             4,143
   4.50%, 12/1/18, Pool #G11657 .............................           3,487             3,386
   4.50%, 1/1/19, Pool #B11878 ..............................           6,708             6,514
   4.50%, 7/1/19, Pool #B15661 ..............................          19,822            19,230
   5.00%, 10/1/18, Pool #B10252 .............................          10,175            10,056
   5.00%, 8/1/33, Pool #A12886 ..............................           3,688             3,574
   5.00%, 4/1/34, Pool #A20534 ..............................           4,750             4,599
   5.00%, 12/1/34, Pool #A29017 .............................          35,593            34,463
   5.50%, 8/1/33, Pool #A11851 ..............................           7,179             7,118
   5.50%, 10/1/34, Pool #A27526 .............................           5,975             5,923
   5.50%, 10/1/35, Pool #A39170 .............................         106,653           105,602
   6.50%, 12/1/33, Pool #A16523 .............................          74,900            77,066
Ginnie Mae
   5.50%, 4/15/33, Pool #603566 .............................           2,004             1,996
   5.50%, 4/15/34, Pool #626116 .............................           1,444             1,437
   5.50%, 9/15/35, Pool #644611 .............................           1,819             1,811
   6.00%, 2/15/32, Pool #569704 .............................         128,544           130,662
                                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES
(Cost $1,428,495) ...........................................                         1,444,318
                                                                                ---------------
U.S. GOVERNMENT AGENCY SECURITIES (7.25%)
Fannie Mae
   4.50%, 10/15/08 ..........................................          20,000            19,885
   4.63%, 1/15/08 ...........................................         105,000           104,570
   5.63%, 11/15/21 ..........................................          25,000            24,963
   6.63%, 9/15/09 ...........................................          20,000            20,801
Federal Home Loan Bank
   4.63%, 2/8/08, Series 627 ................................          50,000            49,794
   4.63%, 11/21/08, Series 598 ..............................          20,000            19,912
Freddie Mac
   4.63%, 2/21/08 ...........................................         116,000           115,484
   4.63%, 12/19/08 ..........................................          15,000            14,932
   4.75%, 1/18/11 ...........................................          15,000            14,973
   4.75%, 1/19/16 ...........................................          70,000            68,970

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2007 (UNAUDITED)

                                                                   SHARES/
                                                                  PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT            VALUE
--------------------                                            -------------   ---------------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED
   6.25%, 7/15/32 ...........................................          40,000            45,674
                                                                                ---------------

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $499,471) .....                           499,958
                                                                                ---------------
U.S. TREASURY OBLIGATIONS (13.94%)
U.S. Treasury Bonds
   5.25%, 11/15/28 ..........................................         208,000           218,091
   5.38%, 2/15/31 ...........................................          20,000            21,422
   6.00%, 2/15/26 ...........................................          50,000            56,769
U.S. Treasury Notes
   4.00%, 6/15/09 ...........................................          60,000            59,316
   4.00%, 4/15/10 ...........................................         235,000           231,613
   4.00%, 2/15/15 ...........................................          35,000            33,644
   4.25%, 8/15/15 ...........................................          95,000            92,654
   4.88%, 2/15/12 ...........................................          31,000            31,505
   5.00%, 2/15/11 ...........................................          18,000            18,325
   5.63%, 5/15/08 ...........................................         196,000           197,386
                                                                                ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $951,802) .............                           960,725
                                                                                ---------------
INVESTMENT COMPANIES (12.91%)
American Beacon Money Market Select Fund ....................         890,232           890,232
                                                                                ---------------
TOTAL INVESTMENTS
(Cost $ 6,599,070) (b) - 98.76% .............................                         6,809,326

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.24% ...............                            85,758
                                                                                ---------------

NET ASSETS - 100.00% ........................................                   $     6,895,084
                                                                                ===============
(a)      Represents non-income producing security

(b)      See notes to financial statements for tax unrealized appreciation
         (depreciation) of securities.

CL       Class

LLC      Limited Liability Co.

REIT     Real Estate Investment Trust

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS (39.00%)
BASIC MATERIALS (1.85%)
A. Schulman, Inc. ...........................................              54             1,251
Air Products & Chemicals, Inc. ..............................              34             2,601
Airgas, Inc. ................................................             130             5,791
AK Steel Holding Corp. ......................................             251             7,661
Albemarle Corp. .............................................             146             6,198
Alcoa, Inc. .................................................             131             4,649
Allegheny Technologies, Inc. ................................              80             8,766
Arch Coal, Inc. .............................................             115             4,148
Ashland, Inc. ...............................................              55             3,297
Bowater, Inc. ...............................................             138             3,021
Cabot Corp. .................................................              45             2,039
Cambrex Corp. ...............................................              75             1,820
Carpenter Technology Corp. ..................................              48             5,826
Celanese Corp. Series A .....................................             115             3,815
Chaparral Steel Co. .........................................              91             6,415
Chemtura Corp. ..............................................             195             2,151
Cleveland-Cliffs, Inc. ......................................              87             6,028
Coeur d'Alene Mines Corp. (a) ...............................             711             2,908
Commercial Metals Co. .......................................             124             4,158
Consol Energy, Inc. .........................................             151             6,322
Cytec Industries, Inc. ......................................              70             3,843
Domtar Corp. (a) ............................................             621             6,055
Dow Chemical Co. ............................................             147             6,558
E.I. DuPont de Nemours & Co. ................................             140             6,884
Eastman Chemical Co. ........................................              71             4,807
Ecolab, Inc. ................................................             155             6,663
Ferro Corp. .................................................              99             2,060
FMC Corp. ...................................................              67             5,154
Foundation Coal Holdings, Inc. ..............................             104             4,097
Freeport-McMoRan Copper & Gold, Inc. Cl B ...................              78             5,238
Georgia Gulf Corp. ..........................................              96             1,533
H.B. Fuller Co. .............................................             148             3,784
Headwaters, Inc. (a) ........................................             119             2,579
Hercules, Inc. (a) ..........................................             286             5,388
Huntsman Corp. ..............................................              68             1,333
International Coal Group, Inc. (a) ..........................             285             1,590
International Flavors & Fragrances, Inc. ....................              73             3,553
International Paper Co. .....................................              69             2,603
Kaiser Aluminum Corp. (a) ...................................              33             2,601
Lubrizol Corp. ..............................................             164             9,830
Lyondell Chemical Co. .......................................             201             6,255
Massey Energy Co. ...........................................              67             1,804
Meridian Gold, Inc. (a) .....................................              81             2,045
Minerals Technologies, Inc. .................................              37             2,354
Monsanto Co. ................................................             118             6,961
Mosaic Co. (a) ..............................................             142             4,189
Neenah Paper, Inc. ..........................................              37             1,413
Newmont Mining Corp. ........................................              87             3,628
Olin Corp. ..................................................             177             3,034
OM Group, Inc. (a) ..........................................              74             3,887
Peabody Energy Corp. ........................................              65             3,119
PPG Industries, Inc. ........................................              29             2,134
Praxair, Inc. ...............................................              70             4,518
Reliance Steel & Aluminum ...................................              65             3,861
Rohm & Haas Co. .............................................             132             6,754
RPM International, Inc. .....................................             304             6,466
RTI International Metals, Inc. (a) ..........................              42             3,959
Ryerson, Inc. ...............................................              50             2,057
Sensient Technologies Corp. .................................             111             2,906
Sigma-Aldrich Corp. .........................................             103             4,334
Southern Copper Corp. .......................................              12               964

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
BASIC MATERIALS, CONTINUED
Stillwater Mining Co. (a) ...................................             134             2,064
Titanium Metals Corp. (a) ...................................             105             3,626
Tredegar Corp. ..............................................              84             1,963
United States Steel Corp. ...................................             109            11,068
USEC, Inc. ..................................................             208             4,195
Valspar Corp. ...............................................             234             6,327
Wausau Paper Corp. ..........................................             136             1,831
Weyerhaeuser Co. ............................................              34             2,693
Worthington Industries, Inc. ................................             159             3,538
                                                                                ---------------
                                                                                        288,965
                                                                                ---------------
CONSUMER GOODS (3.23%)
Altria Group, Inc. ..........................................             336            23,157
American Axle & Manufacturing Holdings, Inc. ................             100             2,795
Anheuser-Busch Cos., Inc. ...................................             118             5,804
ArvinMeritor, Inc. ..........................................             162             3,345
BLYTH, Inc. .................................................              85             2,218
Briggs & Stratton Corp. .....................................             132             3,916
Brown-Forman Corp. Cl B .....................................              37             2,365
Brunswick Corp. .............................................              79             2,588
Callaway Golf Co. ...........................................             161             2,892
Centex Corp. ................................................             108             4,835
Champion Enterprises, Inc. (a) ..............................             224             2,303
Chiquita Brands International, Inc. .........................             127             1,883
Church & Dwight Co. .........................................             122             6,189
Clorox Co. ..................................................              29             1,945
Coach, Inc. (a) .............................................              79             3,858
Coca-Cola Co. ...............................................             339            17,692
Colgate-Palmolive Co. .......................................             119             8,061
ConAgra Foods, Inc. .........................................              88             2,163
Constellation Brands, Inc. Cl A (a) .........................             176             3,944
Cooper Tire & Rubber Co. ....................................             151             2,919
Corn Products International, Inc. ...........................             190             7,566
Crocs, Inc. (a) .............................................              84             4,694
D.R. Horton, Inc. ...........................................             251             5,567
Del Monte Foods Co. .........................................             171             1,984
Eastman Kodak Co. ...........................................             254             6,327
Electronic Arts, Inc. (a) ...................................              65             3,277
Energizer Holdings, Inc. (a) ................................              44             4,276
Ethan Allen Interiors, Inc. .................................              85             3,000
Flowers Foods, Inc. .........................................             116             3,618
Ford Motor Co. ..............................................             419             3,369
Fossil, Inc. (a) ............................................             116             3,268
Furniture Brands International, Inc. ........................              94             1,512
Garmin Ltd. .................................................              98             5,703
General Mills, Inc. .........................................              55             3,294
General Motors Corp. ........................................              71             2,217
Gentex Corp. ................................................             131             2,332
Genuine Parts Co. ...........................................             157             7,757
Goodyear Tire & Rubber Co. (a) ..............................             155             5,155
H.J. Heinz Co. ..............................................              58             2,732
Hanesbrands, Inc. (a) .......................................              77             2,047
Hansen Natural Corp. (a) ....................................             154             5,883
Harley-Davidson, Inc. .......................................              56             3,546
Harman International Industries, Inc. .......................              53             6,460
Hasbro, Inc. ................................................             129             4,078
Herbalife Limited ...........................................              39             1,563
Herman Miller, Inc. .........................................              61             2,099
Hershey Co. .................................................              33             1,814
Hormel Foods Corp. ..........................................              62             2,362
Hovnanian Enterprises, Inc. Cl A (a) ........................              37               888
Inter-Tel, Inc. .............................................             123             2,073

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER GOODS, CONTINUED
J.M. Smucker Co. ............................................              56             3,126
JAKKS Pacific, Inc. .........................................              84             2,019
Jarden Corp. (a) ............................................             120             5,057
Johnson Controls, Inc. ......................................              32             3,275
Jones Apparel Group, Inc. ...................................              94             3,139
KB Home .....................................................              70             3,088
Kellwood Co. ................................................              65             1,832
Kimberly-Clark Corp. ........................................              86             6,121
Kraft Foods, Inc., Cl A .....................................             252             8,434
La-Z-Boy, Inc. ..............................................             122             1,426
Lancaster Colony Corp. ......................................              47             1,985
Lear Corp. (a) ..............................................             170             6,242
Leggett & Platt, Inc. .......................................             153             3,599
Lennar Corp. Cl A ...........................................             108             4,613
Lennar Corp., Cl B ..........................................              13               520
Liz Claiborne, Inc. .........................................              89             3,980
M.D.C. Holdings, Inc. .......................................              37             1,897
Martek Biosciences Corp. (a) ................................              59             1,274
Mattel, Inc. ................................................             344             9,735
McCormick & Co., Inc. .......................................              97             3,601
Meritage Homes Corp. (a) ....................................              53             1,845
Modine Manufacturing Co. ....................................              90             2,082
Molson Coors Brewing Co. Cl B ...............................              66             6,222
Monaco Coach Corp. ..........................................              83             1,272
Nautilus, Inc. ..............................................              94             1,298
NBTY, Inc. (a) ..............................................             138             6,819
Newell Rubbermaid, Inc. .....................................             251             7,698
Nu Skin Enterprises, Inc. Cl A ..............................             124             2,149
NutriSystem, Inc. (a) .......................................              69             4,278
Oakley, Inc. ................................................              79             1,906
Pepsi Bottling Group, Inc. ..................................             138             4,528
PepsiAmericas, Inc. .........................................              66             1,593
PepsiCo, Inc. ...............................................             377            24,916
Phillips-Van Heusen Corp. ...................................             106             5,925
Polo Ralph Lauren Corp. .....................................              53             4,882
Pool Corp. ..................................................             111             4,454
Procter & Gamble Co. ........................................             688            44,245
Pulte Homes, Inc. ...........................................              39             1,049
Quiksilver, Inc. (a) ........................................             302             4,017
Ralcorp Holdings, Inc. (a) ..................................              54             3,554
Reynolds American, Inc. .....................................              29             1,864
Ryland Group, Inc. ..........................................              34             1,506
Sara Lee Corp. ..............................................             105             1,723
Select Comfort Corp. (a) ....................................             118             2,188
Smithfield Foods, Inc. (a) ..................................             114             3,485
Snap-On, Inc. ...............................................             120             6,540
Spectrum Brands, Inc. (a) ...................................             118               821
Standard Pacific Corp. ......................................              57             1,188
Stride Rite Corp. ...........................................              98             1,382
Superior Industries International, Inc. .....................              66             1,508
The Stanley Works ...........................................              71             4,138
Thor Industries, Inc. .......................................              36             1,434
THQ, Inc. (a) ...............................................             137             4,572
Timberland Co. (a) ..........................................             106             2,736
Toll Brothers, Inc. (a) .....................................             126             3,752
TreeHouse Foods, Inc. (a) ...................................              75             2,260
Tupperware Brands Corp. .....................................             151             4,246
Tyson Foods, Inc. Cl A ......................................             258             5,408
Under Armour, Inc. (a) ......................................              70             3,535
Universal Corp. .............................................              60             3,761
UST, Inc. ...................................................             147             8,332
Visteon Corp. (a) ...........................................             295             2,690
WCI Communities, Inc. (a) ...................................              85             1,856
WD-40 Co. ...................................................              29             1,003

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER GOODS, CONTINUED
Weight Watchers International, Inc. .........................              37             1,776
WM. Wrigley Jr. Co. .........................................              46             2,708
Wolverine World Wide, Inc. ..................................             139             3,973
                                                                                ---------------
                                                                                        505,413
                                                                                ---------------
CONSUMER SERVICES (5.32%)
99 Cents Only Stores (a) ....................................             138             1,973
Abercrombie & Fitch Co. .....................................              74             6,043
Advance Auto Parts, Inc. ....................................              86             3,543
Aeropostale, Inc. ...........................................             114             4,691
AirTran Holdings, Inc. (a) ..................................             220             2,422
Alaska Airgroup, Inc. .......................................             113             3,345
Amazon.com, Inc. ............................................              58             3,557
American Greetings Corp. Cl A ...............................             118             3,003
AmerisourceBergen Corp. .....................................             155             7,748
AMR Corp. ...................................................             234             6,105
Ann Taylor Stores Corp. .....................................              66             2,540
Apollo Group, Inc. Cl A .....................................             132             6,244
Applebee's International, Inc. ..............................             184             5,001
aQuantive, Inc. (a) .........................................             146             4,469
Arbitron, Inc. ..............................................              57             2,809
AutoNation, Inc. (a) ........................................             128             2,616
AutoZone, Inc. ..............................................              44             5,854
Avid Technology, Inc. (a) ...................................              87             2,893
Avis Budget Group, Inc. .....................................             259             7,286
Bally Technologies, Inc. (a) ................................             111             2,597
Bed Bath & Beyond, Inc. .....................................              58             2,363
Belo Corp. Series A .........................................              96             1,850
Best Buy Co., Inc. ..........................................              87             4,059
Big Lots, Inc. ..............................................             270             8,694
BJ's Wholesale Club, Inc. (a) ...............................              66             2,279
Blockbuster, Inc. Cl A ......................................             233             1,445
Bob Evans Farms, Inc. .......................................              90             3,303
Borders Group, Inc. .........................................             158             3,335
Boyd Gaming Corp. ...........................................              54             2,457
Brown Shoe Co., Inc. ........................................              97             2,617
Cablevision Systems Corp. (a) ...............................             191             6,261
Cardinal Health, Inc. .......................................              91             6,365
CarMax, Inc. (a) ............................................             178             4,436
Carnival Corp. ..............................................              77             3,765
Casey's General Stores, Inc. ................................             124             3,119
Cato Corp. Cl A .............................................              87             1,880
CBRL Group, Inc. ............................................              53             2,363
CBS Corp. Cl B ..............................................              97             3,082
CEC Entertainment, Inc. (a) .................................              70             2,917
Charming Shoppes, Inc. (a) ..................................             309             3,863
Charter Communicatons, Inc. (a) .............................             872             2,633
Cheesecake Factory, Inc. (a) ................................             158             4,361
Chemed Corp. ................................................              48             2,414
Chico's Fas, Inc. (a) .......................................             140             3,690
Children's Place Retail Stores, Inc. (a) ....................              48             2,538
Choice Hotels International, Inc. ...........................              35             1,317
Circuit City Stores, Inc. ...................................             147             2,565
Clear Channel Communications, Inc. ..........................              66             2,338
Coldwater Creek, Inc. (a) ...................................              35               725
Comcast Corp. Cl A (a) ......................................             412            10,984
Continental Airlines, Inc. Cl B (a) .........................              98             3,583
Corinthian Colleges, Inc. (a) ...............................             215             2,973
Costco Wholesale Corp. ......................................             103             5,518
Cox Radio, Inc. (a) .........................................              95             1,341
CTC Media, Inc. .............................................              38               991
Cumulus Media, Inc. (a) .....................................             110             1,033
CVS Corp. ...................................................             327            11,851
Dick's Sporting Goods, Inc. (a) .............................              72             4,039
Dillard's, Inc. .............................................             170             5,887

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER SERVICES, CONTINUED
Directv Group, Inc. (a) .....................................             147             3,504
Discovery Holding Co. Cl A (a) ..............................             234             5,090
Dollar General Corp. ........................................             285             6,085
Dun & Bradstreet Corp. ......................................              52             4,696
E.W. Scripps Co. Cl A .......................................              63             2,728
eBay, Inc. (a) ..............................................             230             7,806
EchoStar Communications Corp. (a) ...........................             175             8,143
Entercom Communications Corp. Cl A ..........................              89             2,469
Expedia, Inc. (a) ...........................................             209             4,937
FactSet Research Systems, Inc. ..............................              35             2,153
Family Dollar Stores, Inc. ..................................             127             4,044
Federated Department Stores, Inc. ...........................              83             3,645
Foot Locker, Inc. ...........................................             134             3,188
Fred's, Inc. ................................................             109             1,574
GameStop Corp. Cl A (a) .....................................             108             3,582
Gannett Co., Inc. ...........................................              33             1,883
Gaylord Entertainment Co. (a) ...............................              85             4,658
Gemstar-TV Guide International, Inc. (a) ....................             565             2,509
Getty Images, Inc. (a) ......................................              36             1,872
Guess?, Inc. ................................................              60             2,364
Guitar Center, Inc. (a) .....................................              64             2,963
H&R Block, Inc. .............................................             263             5,946
Hilton Hotels Corp. .........................................              90             3,060
Home Depot, Inc. ............................................             332            12,573
Hot Topic, Inc. (a) .........................................             125             1,411
Idearc, Inc. ................................................             148             5,143
IHOP Corp. ..................................................              37             2,180
International Game Technology ...............................              67             2,555
International Speedway Corp. Cl A ...........................              54             2,668
Interpublic Group of Cos. (a) ...............................             450             5,706
ITT Educational Services, Inc. (a) ..........................              85             8,263
J Crew Group, Inc. (a) ......................................              84             3,401
J.C. Penney Co., Inc. .......................................              44             3,480
Jack in the Box, Inc. (a) ...................................              63             4,197
JetBlue Airways Corp. (a) ...................................             162             1,605
John Wiley & Sons, Inc. Cl A ................................              98             3,670
Kohl's Corp. (a) ............................................              65             4,813
Krispy Kreme Doughnuts, Inc. (a) ............................             162             1,576
Kroger Co. ..................................................              95             2,803
Lamar Advertising Co. Cl A ..................................              61             3,681
Las Vegas Sands Corp. (a) ...................................              25             2,130
Laureate Education, Inc. (a) ................................              91             5,374
Lee Enterprises, Inc. .......................................              88             2,304
Liberty Global, Inc. Series C (a) ...........................             171             5,713
Liberty Media Holding Corp. Capital Series A (a) ............              28             3,163
Liberty Media Holding Corp. Interactive Series (a) ..........             144             3,604
Life Time Fitness, Inc. (a) .................................              68             3,495
Live Nation, Inc. (a) .......................................             114             2,313
Longs Drug Stores Corp. .....................................              59             3,230
Lowe's Cos. .................................................             337            10,299
Marriott International, Inc. Cl A ...........................              68             3,074
Matthews International Corp. Cl A ...........................              55             2,319
Mcclatchy Newspapers, Inc. ..................................             158             4,566
McDonald's Corp. ............................................             187             9,028
McGraw-Hill Cos. ............................................              76             4,980
McKesson Corp. ..............................................              58             3,412
Media General, Inc. .........................................              59             2,168
Men's Wearhouse, Inc. .......................................             102             4,414
Meredith Corp. ..............................................              70             4,054
MGM MIRAGE (a) ..............................................              23             1,547

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER SERVICES, CONTINUED
Navteq Corp. (a) ............................................              73             2,581
Netflix, Inc. (a) ...........................................             121             2,683
New York Times Co. Cl A .....................................             121             2,831
News Corp. Cl A .............................................             405             9,068
News Corp. Cl B .............................................             104             2,496
Nordstrom, Inc. .............................................              51             2,801
O'Reilly Automotive, Inc. (a) ...............................              93             3,311
Office Depot, Inc. (a) ......................................             240             8,069
Orient Express Hotels Ltd. ..................................              96             5,054
OSI Restaurant Partners, Inc. ...............................              75             2,986
P.F. Chang's China Bistro, Inc. (a) .........................              49             1,874
Pacific Sunwear Of California, Inc. (a) .....................             196             4,102
Panera Bread Co. Cl A (a) ...................................              63             3,508
Pantry, Inc. (a) ............................................              45             2,025
Papa John's International, Inc. (a) .........................              54             1,658
Payless Shoesource, Inc. (a) ................................             173             5,519
Penn National Gaming, Inc. (a) ..............................              58             2,804
Pep Boys - Manny, Moe & Jack ................................             105             1,958
Performance Food Group Co. (a) ..............................              91             2,844
PETsMART, Inc. ..............................................             115             3,817
Pier 1 Imports, Inc. ........................................             187             1,412
Pinnacle Entertainment (a) ..................................             132             3,707
Prepaid Legal Services, Inc. (a) ............................              30             1,712
Priceline.Com, Inc. (a) .....................................              75             4,173
R.H. Donnelley Corp. (a) ....................................              57             4,451
Radio One, Inc. Cl D (a) ....................................             220             1,553
RadioShack Corp. ............................................             112             3,256
Regal Entertainment Group ...................................             216             4,698
Regis Corp. .................................................              97             3,708
Rent-A-Center, Inc. (a) .....................................             177             4,928
Rite Aid Corp. (a) ..........................................             424             2,603
Ross Stores, Inc. ...........................................             148             4,906
Royal Caribbean Cruises Ltd. ................................             120             4,988
Ruby Tuesday, Inc. ..........................................             167             4,469
Safeway, Inc. ...............................................              74             2,686
Saks, Inc. ..................................................             309             6,470
Scholastic Corp. (a) ........................................              83             2,562
Scientific Games Corp. (a) ..................................              63             2,097
Service Corp. International .................................             759             9,222
ServiceMaster Co. ...........................................             255             3,924
Sinclair Broadcast Group, Inc. Cl A .........................             103             1,682
Sirius Satellite Radio, Inc. (a) ............................           1,071             3,170
Six Flags, Inc. (a) .........................................             175             1,043
Skywest, Inc. ...............................................             180             4,898
Sonic Corp. (a) .............................................             123             2,760
Sotheby's Holdings ..........................................             147             7,588
Southwest Airlines Co. ......................................             165             2,368
Staples, Inc. ...............................................             157             3,894
Starbucks Corp. (a) .........................................             168             5,211
Starwood Hotels & Resorts Worldwide, Inc. ...................              45             3,016
Station Casinos, Inc. .......................................              36             3,132
Stein Mart, Inc. ............................................              83             1,353
Stewart Enterprises, Inc. Cl A ..............................             269             2,023
Strayer Education, Inc. .....................................              29             3,606
Supervalu, Inc. .............................................             193             8,859
Sysco Corp. .................................................             133             4,354
Talbots, Inc. ...............................................              68             1,598
Target Corp. ................................................             170            10,093
The Walt Disney Co. .........................................             483            16,895
Time Warner, Inc. ...........................................             637            13,141
TJX Companies, Inc. .........................................             113             3,152
Tractor Supply Co. (a) ......................................              73             3,777

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER SERVICES, CONTINUED
Triarc Cos., Inc. Cl B ......................................              73             1,188
Tribune Co. .................................................             145             4,756
Tuesday Morning Corp. .......................................              91             1,270
United Natural Foods, Inc. (a) ..............................              80             2,495
Urban Outfitters, Inc. (a) ..................................              92             2,370
US Airways Group, Inc. (a) ..................................              68             2,512
Vail Resorts, Inc. (a) ......................................              70             3,991
Valassis Communications, Inc. (a) ...........................             106             2,031
ValueClick, Inc. (a) ........................................             181             5,177
ValueVision Media, Inc. Cl A (a) ............................              94             1,063
VCA Antech, Inc. (a) ........................................             160             6,309
Viacom, Inc. Cl B (a) .......................................             134             5,528
Wal-Mart Stores, Inc. .......................................             570            27,314
Walgreen Co. ................................................             231            10,141
Warner Music Group Corp. ....................................              25               430
Washington Post Co. Cl B ....................................               5             3,720
Westwood One, Inc. ..........................................             208             1,416
Whole Foods Market, Inc. ....................................             120             5,615
Williams-Sonoma, Inc. .......................................              84             2,958
WM Wrigley Jr. Co. ..........................................               8               471
WMS Industries, Inc. (a) ....................................              56             2,232
Wynn Resorts Ltd. ...........................................              65             6,644
XM Satellite Radio Holdings, Inc. Cl A (a) ..................             222             2,597
Yum! Brands, Inc. ...........................................              59             3,650
Zale Corp. (a) ..............................................             122             3,405
                                                                                ---------------
                                                                                        832,194
                                                                                ---------------
FINANCIALS (8.03%)
ACE Ltd. ....................................................              57             3,389
Affiliated Managers Group, Inc. (a) .........................              29             3,411
AFLAC, Inc. .................................................             110             5,647
Alexandria Real Estate Equities, Inc. REIT ..................              55             5,822
Alleghany Corp. .............................................               5             1,825
Allied World Assurance ......................................              36             1,596
Allstate Corp. ..............................................              98             6,107
AMB Property Corp. REIT .....................................              96             5,847
AMBAC Financial Group, Inc. .................................              96             8,813
Amcore Financial, Inc. ......................................              65             1,860
American Express Co. ........................................             235            14,257
American Financial Group, Inc. ..............................              67             2,363
American Financial Realty Trust REIT ........................             319             3,381
American Home Mortgage Investment Corp. REIT ................             111             2,751
American International Group, Inc. ..........................             359            25,098
American National Insurance Co. .............................              16             2,088
AmeriCredit Corp. (a) .......................................             115             2,901
Ameriprise Financial, Inc. ..................................              39             2,319
Anchor Bancorp Wisconsin, Inc. ..............................              58             1,561
Annaly Capital Management, Inc. REIT ........................             651            10,357
AON Corp. ...................................................              46             1,783
Arch Capital Group Ltd. (a) .................................              33             2,403
Archstone-Smith Trust REIT ..................................              38             1,980
Arthur J. Gallagher & Co. ...................................              78             2,181
Aspen Insurance Holdings Ltd. ...............................              80             2,121
Associated Banc-Corp. .......................................             111             3,594
Assurant, Inc. ..............................................              98             5,638
Assured Guaranty Ltd. .......................................              51             1,439
Astoria Financial Corp. .....................................              94             2,497
Avalonbay Communities, Inc. REIT ............................              68             8,314
Axis Capital Holdings Ltd. ..................................             126             4,675
BancorpSouth, Inc. ..........................................             191             4,693

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
FINANCIALS, CONTINUED
Bank of America Corp. .......................................             723            36,801
Bank of Hawaii Corp. ........................................              93             4,920
Bank of New York Co. ........................................             115             4,655
BB&T Corp. ..................................................              80             3,330
Bear Stearns Cos. ...........................................              20             3,114
BlackRock, Inc. .............................................               5               749
Boston Properties, Inc. REIT ................................              28             3,292
Brandywine Realty Trust REIT ................................             212             6,971
BRE Properties, Inc. REIT ...................................              94             5,644
Brown & Brown, Inc. .........................................              89             2,292
Camden Property Trust REIT ..................................              46             3,204
Capital One Financial Corp. .................................              67             4,975
CapitalSource, Inc. REIT ....................................             108             2,783
CB Richard Ellis Group, Inc. Cl A (a) .......................             170             5,755
CBOT Holding, Inc. (a) ......................................              35             6,603
Charles Schwab Corp. ........................................             225             4,302
Chicago Mercantile Exchange Holdings, Inc. Cl A .............               7             3,617
Chittenden Corp. ............................................             117             3,400
Chubb Corp. .................................................              73             3,930
Cincinnati Financial Corp. ..................................             139             6,288
CIT Group, Inc. .............................................             185            11,035
Citigroup, Inc. .............................................             799            42,842
Citizens Banking Corp. ......................................             196             3,922
City National Corp. .........................................              41             3,002
Colonial Bancgroup, Inc. ....................................             137             3,296
Colonial Properties Trust REIT ..............................             118             5,854
Comerica, Inc. ..............................................              30             1,857
Commerce Bancshares, Inc. ...................................              60             2,840
Commerce Group, Inc. ........................................             151             4,924
Compucredit Corp. (a) .......................................              34             1,229
Conseco, Inc. (a) ...........................................             129             2,282
Corporate Office Properties Trust REIT ......................              92             4,334
Countrywide Financial Corp. .................................              91             3,374
Cousins Properties, Inc. REIT ...............................             102             3,424
Covanta Holding Corp. .......................................             104             2,552
Crescent Real Estate Equities Co. REIT ......................             102             2,092
DCT Industrial Trust, Inc. REIT .............................             476             5,345
Digital Realty Trust, Inc. REIT .............................             124             5,016
Dime Community Bancshares ...................................             102             1,358
Downey Financial Corp. ......................................              51             3,414
Duke Realty Corp. REIT ......................................             123             5,303
E*TRADE Financial Corp. (a) .................................             364             8,037
East West Bancorp, Inc. .....................................             121             4,823
Eaton Vance Corp. ...........................................             114             4,357
Endurance Specialty Holdings Ltd. ...........................              59             2,208
Equity Inns, Inc. REIT ......................................             124             2,120
Equity Lifestyle Properties, Inc. REIT ......................              38             2,062
Erie Indemnity Co. Cl A .....................................              52             2,733
Essex Property Trust, Inc. REIT .............................              44             5,670
Everest Re Group Ltd. .......................................              59             5,938
F.N.B. Corp. ................................................             134             2,249
Fannie Mae ..................................................             148             8,720
Federal Realty Investment Trust REIT ........................              44             3,967
Federated Investors, Inc., Cl B .............................              86             3,282
Felcor Lodging Trust, Inc. REIT .............................             152             3,881
Fidelity National Title Group ...............................             230             5,863
Fifth Third Bancorp .........................................              66             2,679
First American Corp. ........................................              73             3,760
First Bancorp (Puerto Rico) .................................             177             2,220
First Horizon National Corp. ................................             107             4,195

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
FINANCIALS, CONTINUED
First Marblehead Corp. ......................................              46             1,668
First Midwest Bancorp .......................................             126             4,528
First Niagara Financial Group, Inc. .........................             278             3,781
Firstfed Financial Corp. (a) ................................              47             2,890
FirstMerit Corp. ............................................             169             3,529
Forest City Enterprises, Inc. Cl A ..........................              46             3,073
Franklin Resources, Inc. ....................................              37             4,858
Franklin Street Properties REIT .............................             181             3,267
Freddie Mac .................................................             105             6,802
Fremont General Corp. .......................................             169             1,276
Friedman Billings Ramsey Group, Inc. Cl A REIT ..............             400             2,220
Fulton Financial Corp. ......................................             446             6,565
Genworth Financial, Inc. Cl A ...............................              61             2,226
Goldman Sachs Group, Inc. ...................................              58            12,679
Greater Bay Bancorp .........................................             114             2,940
Hartford Financial Services Group, Inc. .....................              53             5,364
HCC Insurance Holdings, Inc. ................................              97             2,974
Health Care Property Investors, Inc. REIT ...................             179             6,335
Health Care Realty Trust, Inc. REIT .........................             121             4,121
Health Care REIT, Inc. ......................................             174             7,872
Hilb Rogal & Hobbs Co. ......................................              73             3,172
Home Properties, Inc. REIT ..................................              75             4,178
Horace Mann Educators Corp. .................................             101             2,125
Hospitality Properties Trust REIT ...........................              88             4,007
Host Marriott Corp. REIT ....................................             546            13,999
HRPT Properties Trust REIT ..................................             539             6,597
Hudson City Bancorp, Inc. ...................................             487             6,487
Huntington Bancshares, Inc. .................................             196             4,347
IMPAC Mortgage Holdings, Inc. REIT ..........................             200             1,110
IndyMac Bancorp, Inc. .......................................             172             5,201
Intercontinentalexchange, Inc. (a) ..........................              56             7,112
International Bancshares Corp. ..............................              39             1,121
International Securities Exchange Holdings, Inc. ............              82             5,469
Investment Technology Group, Inc. (a) .......................              93             3,519
Investors Financial Services Corp. ..........................              52             3,218
IPC Holdings Ltd. ...........................................              49             1,469
iStar Financial, Inc. REIT ..................................             117             5,607
Janus Capital Group, Inc. ...................................             179             4,479
Jefferies Group, Inc. .......................................             108             3,424
Jones Lang LaSalle, Inc. ....................................              33             3,547
JPMorgan Chase & Co. ........................................             548            28,551
KeyCorp .....................................................              71             2,533
Kilroy Realty Corp. REIT ....................................              61             4,632
Kimco Realty Corp. REIT .....................................             206             9,902
KKR Financial Corp. REIT ....................................              85             2,270
Knight Capital Group, Inc. Cl A (a) .........................             264             4,277
LaBranche & Co., Inc. (a) ...................................             133             1,083
LaSalle Hotel Properties REIT ...............................              84             3,900
Lazard Ltd. .................................................             103             5,577
Legg Mason, Inc. ............................................              27             2,678
Lehman Brothers Holdings, Inc. ..............................              83             6,248
Lexington Corporate Properties Trust REIT ...................             154             3,217
Liberty Property Trust REIT .................................              81             3,920
Lincoln National Corp. ......................................              47             3,344
Loews Corp. .................................................              76             3,596
M&T Bank Corp. ..............................................              14             1,559
Macerich Co. REIT ...........................................              63             5,993

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
FINANCIALS, CONTINUED
Mack-Cali Realty Corp. REIT .................................              67             3,281
MAF Bancorp, Inc. ...........................................              77             3,092
Markel Corp. ................................................               8             3,671
Marsh & McLennan Cos. .......................................              77             2,446
Marshall & Ilsley Corp. .....................................             215            10,324
MasterCard, Inc. Cl A .......................................              54             6,031
MBIA, Inc. ..................................................             122             8,486
Mellon Financial Corp. ......................................              72             3,091
Mercury General Corp. .......................................              28             1,516
Merrill Lynch & Co., Inc. ...................................             133            12,001
MetLife, Inc. ...............................................              70             4,599
MGIC Investment Corp. .......................................              78             4,806
Mid-America Apartment Communities, Inc. REIT ................              43             2,320
Montpelier Re Holdings Ltd. .................................             109             1,990
Moody's Corp. ...............................................              51             3,372
Morgan Stanley ..............................................             149            12,517
Nasdaq Stock Market, Inc. (a) ...............................              72             2,344
National City Corp. .........................................              89             3,253
National Financial Partners Corp. ...........................              69             3,179
National Retail Properties, Inc. REIT .......................             170             4,072
Nationwide Financial Services, Inc. Cl A ....................             138             7,884
Nationwide Health Properties, Inc. REIT .....................             200             6,412
New York Community Bancorp, Inc. ............................             239             4,173
NewAlliance Bancshares, Inc. ................................             254             3,965
Newcastle Investment Corp. REIT .............................             136             3,973
NovaStar Financial, Inc. REIT ...............................              96               707
Nuveen Investments, Inc. ....................................              65             3,465
Nyse Euronext (a) ...........................................              40             3,373
Ohio Casualty Corp. .........................................             155             4,904
Old National Bancorp ........................................             177             3,165
Old Republic International Corp. ............................             207             4,403
Pacific Capital Bancorp .....................................             117             3,151
Park National Corp. .........................................              20             1,775
PartnerRe Ltd. ..............................................              50             3,601
Pennsylvania Real Estate Investment Trust REIT ..............              93             4,321
People's United Financial ...................................             119             2,369
Philadelphia Consolidated Holding Co. (a) ...................             111             4,817
Phoenix Cos., Inc. ..........................................             285             4,247
Piper Jaffray Cos., Inc. (a) ................................              42             2,680
Plum Creek Timber Co., Inc. REIT ............................             165             6,551
PMI Group, Inc. .............................................              76             3,684
PNC Financial Services Group, Inc. ..........................              50             3,705
Popular, Inc. ...............................................             224             3,765
Post Properties, Inc. REIT ..................................              99             4,640
Potlatch Corp. REIT .........................................              96             4,165
Principal Financial Group, Inc. .............................              37             2,349
ProAssurance Corp. (a) ......................................              54             2,907
Protective Life Corp. .......................................              66             3,095
Provident Bankshares Corp. ..................................              73             2,339
Provident Financial Services, Inc. ..........................             129             2,211
Prudential Financial, Inc. ..................................              74             7,030
Public Storage, Inc. REIT ...................................              26             2,426
Radian Group, Inc. ..........................................              72             4,184
RAIT Investment Trust REIT ..................................             175             4,926
Raymond James Financial, Inc. ...............................             101             3,099
Rayonier, Inc. REIT .........................................              66             2,862
Realty Income Corp. REIT ....................................             253             7,059
Redwood Trust, Inc. REIT ....................................              55             2,762
Regency Centers Corp. REIT ..................................              56             4,614

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
FINANCIALS, CONTINUED
Regions Financial Corp. .....................................             125             4,386
Reinsurance Group of America, Inc. ..........................              21             1,309
RenaissanceRe Holdings Ltd. .................................              54             2,924
RLI Corp. ...................................................              50             2,785
Safeco Corp. ................................................              92             6,140
SEI Investments Co. .........................................              59             3,601
Senior Housing Properties Trust REIT ........................             237             5,411
Simon Property Group, Inc. REIT .............................              47             5,418
Sky Financial Group, Inc. ...................................             115             3,134
SL Green Realty Corp. REIT ..................................              51             7,186
South Financial Group, Inc. .................................             192             4,345
Sovereign Bancorp, Inc. .....................................             299             7,266
St. Joe Co. .................................................              62             3,511
Sterling Bancshares, Inc. ...................................             159             1,817
Sterling Financial Corp. ....................................             142             4,186
Strategic Hotel Capital, Inc. REIT ..........................             213             4,611
Sunstone Hotel Investors, Inc. REIT .........................             143             4,078
SunTrust Banks, Inc. ........................................              54             4,559
Susquehanna Bancshares, Inc. ................................             125             2,785
SVB Financial Group (a) .....................................              61             3,124
SWS Group, Inc. .............................................              58             1,507
Synovus Financial Corp. .....................................             246             7,764
T. Rowe Price Group, Inc. ...................................             225            11,178
Taubman Centers, Inc. REIT ..................................             100             5,605
TCF Financial Corp. .........................................             117             3,168
TD Ameritrade Holding Corp. (a) .............................              56               955
Thornburg Mortgage, Inc. REIT ...............................             108             3,002
Torchmark Corp. .............................................              90             6,147
Travelers Companies, Inc. ...................................             106             5,735
Trustco Bank Corp. ..........................................             175             1,605
Trustmark Corp. .............................................             125             3,326
U.S. Bancorp ................................................             271             9,309
UCBH Holdings, Inc. .........................................             233             4,185
UDR, Inc. REIT ..............................................             121             3,635
Umpqua Holdings Corp. .......................................             164             4,090
UnionBanCal Corp. ...........................................              46             2,828
United Bankshares, Inc. .....................................              87             2,915
Unitrin, Inc. ...............................................              37             1,745
UnumProvident Corp. .........................................             304             7,564
Valley National Bancorp .....................................              97             2,461
Ventas, Inc. REIT ...........................................              93             3,921
Vornado Realty Trust REIT ...................................              35             4,152
W Holding Co., Inc. .........................................             391             1,892
Wachovia Corp. ..............................................             304            16,884
Waddell & Reed Financial, Inc. ..............................              84             2,034
Washington Federal, Inc. ....................................             223             5,287
Washington Mutual, Inc. .....................................             146             6,129
Webster Financial Corp. .....................................             142             6,312
Weingarten Realty Investors REIT ............................              72             3,446
Wells Fargo & Co. ...........................................             497            17,837
Westamerica Bancorp .........................................              54             2,529
White Mountains Insurance Group Ltd. ........................               6             3,438
Whitney Holding Corp. .......................................             169             5,200
Willis Group Holdings Ltd. ..................................             108             4,430
Wilmington Trust Corp. ......................................              70             2,832
Wintrust Financial Corp. ....................................              45             1,934
XL Capital Ltd., Cl A .......................................              29             2,261
Zenith National Insurance Corp. .............................             105             4,856
                                                                                ---------------
                                                                                      1,254,654
                                                                                ---------------
HEALTH CARE (4.22%)
Abbott Laboratories .........................................             348            19,704
Abraxis BioScience, Inc. ....................................              23               633

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
HEALTH CARE, CONTINUED
Adams Respiratory Therapeutics, Inc. (a) ....................              72             2,701
Advanced Medical Optics, Inc. (a) ...........................              55             2,224
Aetna, Inc. .................................................             120             5,626
Affymetrix, Inc. (a) ........................................              63             1,655
Alcon, Inc. .................................................              19             2,564
Alexion Pharmaceuticals, Inc. ...............................              77             3,223
Alkermes, Inc. (a) ..........................................             215             3,532
Allergan, Inc. ..............................................              33             4,000
American Medical Systems Holdings, Inc. (a) .................             142             2,518
Amerigroup Corp. (a) ........................................             119             3,347
Amgen, Inc. .................................................             258            16,548
Amylin Pharmaceuticals, Inc. ................................              91             3,761
Applied Biosystems Group-Applera Corp. ......................             167             5,217
Apria Health Care Group, Inc. ...............................             104             3,301
Arthrocare Corp. ............................................              63             2,599
Barr Pharmaceuticals, Inc. ..................................              83             4,014
Bausch & Lomb, Inc. .........................................              41             2,412
Baxter International, Inc. ..................................             164             9,287
Beckman Coulter, Inc. .......................................              50             3,141
Becton Dickinson & Co. ......................................              50             3,935
Bio-Rad Laboratories, Inc. Cl A .............................              32             2,265
Biogen Idec, Inc. (a) .......................................              74             3,494
BioMarin Pharmaceutical, Inc. (a) ...........................             180             2,909
Biomet, Inc. ................................................              56             2,419
Biosite, Inc. ...............................................              27             2,498
Boston Scientific Corp. (a) .................................             296             4,570
Bristol-Myers Squibb Co. ....................................             325             9,380
Brookdale Senior Living, Inc. ...............................              50             2,271
C.R. Bard, Inc. .............................................              89             7,399
Celera Genomics Group-Applera Corp. .........................             183             2,562
Celgene Corp. (a) ...........................................              87             5,321
Cephalon, Inc. (a) ..........................................              58             4,617
CIGNA Corp. .................................................              18             2,801
Community Health Systems, Inc. (a) ..........................              73             2,686
Cooper Cos. .................................................              36             1,840
Covance, Inc. (a) ...........................................              52             3,146
Coventry Health Care, Inc. (a) ..............................             137             7,923
Cubist Pharmaceuticals, Inc. (a) ............................              96             2,059
CV Therapeutics, Inc. (a) ...................................             125             1,054
Cyberonics, Inc. (a) ........................................              55             1,202
Cytyc Corp. (a) .............................................              89             3,135
Dade Behring Holdings, Inc. .................................              68             3,339
DaVita, Inc. (a) ............................................              87             4,751
Delta Pine & Land Co. .......................................              83             3,423
Dentsply International, Inc. ................................             121             4,043
Edwards Lifesciences Corp. ..................................             120             5,880
Eli Lilly & Co. .............................................             153             9,047
Endo Pharmaceuticals Holdings, Inc. (a) .....................             106             3,280
Enzo Biochem, Inc. (a) ......................................              88             1,479
Express Scripts, Inc. (a) ...................................              29             2,771
Forest Laboratories, Inc. (a) ...............................              68             3,618
Gen-Probe, Inc. (a) .........................................             111             5,673
Genentech, Inc. (a) .........................................             101             8,079
Genzyme Corp. (a) ...........................................              58             3,788
Gilead Sciences, Inc. (a) ...................................             100             8,172
Haemonetics Corp. (a) .......................................              47             2,248
Health Management Associates, Inc. Cl A .....................             214             2,288
Health Net, Inc. (a) ........................................              97             5,244

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
HEALTH CARE, CONTINUED
Healthways, Inc. (a) ........................................              71             3,012
Henry Schein, Inc. (a) ......................................              78             4,066
Hologic, Inc. (a) ...........................................             100             5,755
Human Genome Sciences, Inc. (a) .............................             282             3,037
Humana, Inc. (a) ............................................             138             8,727
IDEXX Laboratories, Inc. (a) ................................              59             5,320
Illumina, Inc. (a) ..........................................             137             4,470
Immucor, Inc. (a) ...........................................             144             4,699
Incyte Corp. (a) ............................................             231             1,781
InterMune, Inc. (a) .........................................              65             1,879
Intuitive Surgical, Inc. (a) ................................              33             4,279
Invacare Corp. ..............................................              92             1,715
Invitrogen Corp. (a) ........................................              41             2,684
Johnson & Johnson ...........................................             628            40,330
Kinetic Concepts, Inc. (a) ..................................              38             1,900
King Pharmaceuticals, Inc. (a) ..............................             207             4,233
Kyphon, Inc. (a) ............................................              95             4,428
Laboratory Corp. of America Holdings (a) ....................             110             8,683
Lincare Holdings, Inc. (a) ..................................              76             2,997
Magellan Health Services, Inc. (a) ..........................              79             3,389
Manor Care, Inc. ............................................              63             4,088
Medarex, Inc. (a) ...........................................             263             3,600
Medco Health Solutions, Inc. (a) ............................              63             4,915
Medicines Co. (a) ...........................................              91             2,073
Medicis Pharmaceutical Corp. ................................             118             3,587
Medimmune, Inc. (a) .........................................             204            11,563
Medtronic, Inc. .............................................             245            12,968
Mentor Corp. ................................................              91             3,541
Merck & Co., Inc. ...........................................             346            17,798
MGI Pharma, Inc. (a) ........................................             159             3,501
Millennium Pharmaceuticals, Inc. (a) ........................             271             3,003
Millipore Corp. (a) .........................................              42             3,101
Mylan Laboratories, Inc. ....................................             230             5,044
Myriad Genetics, Inc. (a) ...................................              78             2,851
Nabi Biopharmaceuticals (a) .................................             183               952
Nektar Therapeutics (a) .....................................             157             1,942
Neurocrine Biosciences, Inc. (a) ............................             102             1,298
Noven Pharmaceuticals, Inc. (a) .............................              60             1,405
Odyssey Healthcare, Inc. (a) ................................              97             1,294
Onyx Pharmaceuticals, Inc. (a) ..............................              99             2,649
OSI Pharmaceuticals, Inc. (a) ...............................              53             1,839
Par Pharmaceutical Cos., Inc. (a) ...........................              83             2,235
PAREXEL International Corp. (a) .............................              48             1,885
Patterson Cos., Inc. (a) ....................................             110             3,967
PDL BioPharma, Inc. (a) .....................................             105             2,652
Pediatrix Medical Group, Inc. (a) ...........................              93             5,306
Perrigo Co. .................................................             177             3,363
Pfizer, Inc. ................................................           1,132            29,953
Pharmaceutical Product Development, Inc. ....................              83             2,994
PolyMedica Corp. ............................................              45             1,820
PSS World Medical, Inc. (a) .................................             141             2,834
Psychiatric Solutions, Inc. (a) .............................             114             3,998
Quest Diagnostics, Inc. .....................................              34             1,662
Regeneron Pharmaceuticals, Inc. (a) .........................             130             3,536
ResMed, Inc. (a) ............................................              69             2,916
Respironics, Inc. (a) .......................................              58             2,364
Schering-Plough Corp. .......................................             367            11,645
Sepracor, Inc. (a) ..........................................              92             4,939
Sierra Health Services, Inc. (a) ............................             107             4,432
St. Jude Medical, Inc. (a) ..................................              75             3,209
Steris Corp. ................................................             183             4,677
Stryker Corp. ...............................................              59             3,831

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
HEALTH CARE, CONTINUED
Sunrise Senior Living, Inc. (a) .............................              89             3,408
Techne Corp. (a) ............................................              67             3,951
Telik, Inc. (a) .............................................              96               573
Tenet Health Care Corp. (a) .................................             399             2,961
Thermo Electron Corp. (a) ...................................             101             5,258
Thervance, Inc (a) ..........................................             108             3,578
United Therapeutics Corp. (a) ...............................              47             2,628
UnitedHealth Group, Inc. ....................................             286            15,175
Universal Health Services, Inc. Cl B ........................              42             2,550
Varian Medical Systems, Inc. (a) ............................             111             4,685
Varian, Inc. (a) ............................................              65             3,767
Ventana Medical Systems, Inc. (a) ...........................              69             3,353
Vertex Pharmaceuticals, Inc. (a) ............................             110             3,381
Viasys Health Care, Inc. (a) ................................              57             1,825
Waters Corp. (a) ............................................              86             5,111
Watson Pharmaceuticals, Inc. (a) ............................              83             2,266
WellCare Health Plans, Inc. (a) .............................              66             5,319
Wyeth .......................................................             216            11,988
Zimmer Holdings, Inc. (a) ...................................              53             4,795
                                                                                ---------------
                                                                                        659,802
                                                                                ---------------
INDUSTRIALS (5.62%)
AAR Corp. ...................................................              62             1,893
Accenture Ltd. Cl A .........................................             124             4,848
Actuant Corp. Cl A ..........................................              48             2,544
Acuity Brands, Inc. .........................................              82             4,848
Administaff, Inc. ...........................................              49             1,626
Aeroflex, Inc. ..............................................             170             2,387
Affiliated Computer Services, Inc. Cl A .....................              82             4,913
Agilent Technologies, Inc. (a) ..............................              90             3,093
Albany International Corp. ..................................              73             2,796
Alliance Data Systems Corp. .................................              55             3,501
Alliant Techsystems, Inc. ...................................              62             5,774
Allied Waste Industries, Inc. ...............................             242             3,236
Ametek, Inc. ................................................              98             3,537
Amphenol, Inc. ..............................................             152             5,337
Anixter International, Inc. .................................              72             5,155
Aptargroup, Inc. ............................................              69             5,054
Armor Holdings, Inc. ........................................              69             4,933
Astec Industries, Inc. ......................................              41             1,669
Automatic Data Processing, Inc. .............................             116             5,192
BE Aerospace, Inc. ..........................................             179             6,560
BearingPoint, Inc. ..........................................             184             1,351
Belden Cdt, Inc. ............................................             100             5,588
Bemis Co., Inc. .............................................              90             2,990
Black Box Corp. .............................................              49             1,786
Boeing Co. ..................................................             157            14,601
Bowne & Co. .................................................              84             1,401
Brink's Co. .................................................              85             5,397
Broadridge Fin. Solutions (a) ...............................              29               581
Bucyrus International, Inc. Cl A ............................              65             4,078
Burlington Northern Santa Fe Corp. ..........................              65             5,690
C.H. Robinson Worldwide, Inc. ...............................             149             7,966
Carlisle Cos. ...............................................             124             5,106
Ceradyne, Inc. (a) ..........................................              44             2,589
CheckFree Corp. (a) .........................................              60             2,020
Checkpoint Systems, Inc. (a) ................................             116             2,551
Choicepoint, Inc. (a) .......................................              69             2,620
Cognex Corp. ................................................              80             1,724
Coherent, Inc. (a) ..........................................              55             1,726
Commscope, Inc. (a) .........................................             136             6,344
Con-way, Inc. ...............................................              43             2,349
Convergys Corp. (a) .........................................             119             3,006
Cooper Industries, Ltd. .....................................             176             8,758

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
INDUSTRIALS, CONTINUED
Corporate Executive Board Co. ...............................              31             1,973
Corrections Corp. of America (a) ............................             117             6,646
Cummins, Inc. ...............................................              78             7,188
Danaher Corp. ...............................................              52             3,702
Deere & Co. .................................................              34             3,720
Deluxe Corp. ................................................             124             4,693
Dionex Corp. (a) ............................................              37             2,553
Donaldson Co., Inc. .........................................             130             4,670
Dover Corp. .................................................             169             8,132
DRS Technologies, Inc. ......................................              84             4,226
Eagle Materials, Inc. .......................................              91             4,060
EGL, Inc. (a) ...............................................              64             2,540
Electro Scientific Industries, Inc. (a) .....................              82             1,689
EMCOR Group, Inc. (a) .......................................              67             4,200
Energy Conversion Devices, Inc. (a) .........................              71             2,514
ESCO Technologies, Inc. (a) .................................              46             2,096
Esterline Technologies Corp. (a) ............................              47             1,961
Expeditors International of Washington, Inc. ................             181             7,566
Fastenal Co. ................................................             117             4,811
Fidelity National Information Services, Inc. ................             234            11,824
First Data Corp. ............................................             166             5,378
Fiserv, Inc. (a) ............................................             150             7,975
Flextronics International Ltd. (a) ..........................             564             6,289
Flir Systems, Inc. (a) ......................................             120             4,859
Florida Rock Industries, Inc. ...............................              54             3,732
Flowserve Corp. .............................................              51             3,112
Fluor Corp. .................................................              72             6,885
Forrester Research, Inc. (a) ................................              33               851
Fortune Brands, Inc. ........................................              26             2,083
Forward Air Corp. ...........................................              60             1,831
Foster Wheeler Ltd. (a) .....................................              53             3,648
FTI Consulting, Inc. (a) ....................................              79             2,905
Gardner Denver, Inc. (a) ....................................             110             4,158
General Cable Corp. (a) .....................................             106             6,089
General Dynamics Corp. ......................................              49             3,847
General Electric Co. ........................................           1,639            60,414
General Maritime Corp. ......................................              67             2,149
Genlyte Group, Inc. (a) .....................................              25             1,950
Global Payments, Inc. .......................................              65             2,469
Goodrich Corp. ..............................................             108             6,139
Graco, Inc. .................................................              64             2,528
GrafTech International Ltd. (a) .............................             285             2,844
Granite Construction, Inc. ..................................              72             4,337
Harsco Corp. ................................................              64             3,264
Honeywell International, Inc. ...............................             122             6,610
Hubbell, Inc. Cl B ..........................................              44             2,274
IDEX Corp. ..................................................             100             5,247
Ingersoll-Rand Co. Ltd. Cl A ................................              44             1,965
Insituform Technologies, Inc. Cl A (a) ......................              77             1,571
Iron Mountain, Inc. (a) .....................................             149             4,173
Itron, Inc. (a) .............................................              53             3,569
ITT Corp. ...................................................             157            10,018
Jabil Circuit, Inc. .........................................             165             3,845
Jacobs Engineering Group, Inc. (a) ..........................              96             4,841
Joy Global, Inc. ............................................              96             4,860
Kaman Corp. .................................................              67             1,662
Kaydon Corp. ................................................              57             2,709
Kemet Corp. (a) .............................................             204             1,730
Kennametal, Inc. ............................................              73             5,151
Kirby Corp. (a) .............................................              51             1,928
L-3 Communications Holdings, Inc. ...........................             105             9,443

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
INDUSTRIALS, CONTINUED
Landstar System, Inc. .......................................             108             5,217
Lincoln Electric Holdings, Inc. .............................              76             4,843
Littelfuse, Inc. (a) ........................................              53             2,126
Lockheed Martin Corp. .......................................              73             7,018
Louisiana-Pacific Corp. .....................................              88             1,734
Manitowoc Co. ...............................................             119             8,119
Manpower, Inc. ..............................................              72             5,778
Martin Marietta Materials, Inc. .............................              38             5,541
Masco Corp. .................................................              58             1,578
McDermott International, Inc. (a) ...........................              91             4,883
MDU Resources Group, Inc. ...................................             142             4,303
MeadWestvaco Corp. ..........................................             157             5,238
Methode Electronics, Inc. ...................................             114             1,719
Mettler-Toledo International, Inc. (a) ......................              34             3,319
Molex, Inc. Cl A ............................................              67             1,795
Monster Worldwide, Inc. (a) .................................             100             4,205
Moog, Inc. Cl A (a) .........................................              79             3,359
MSC Industrial Direct Co. ...................................             102             4,971
Mueller Industries, Inc. ....................................              90             2,952
Mueller Water Products, Inc., Cl B ..........................             178             2,551
National Instruments Corp. ..................................             108             3,009
Navigant Consulting, Inc. (a) ...............................             124             2,378
NCI Building Systems, Inc (a) ...............................              46             2,299
Neustar, Inc. (a) ...........................................              71             2,042
Nordson Corp. ...............................................              63             2,887
Norfolk Southern Corp. ......................................              72             3,833
Northrop Grumman Corp. ......................................              48             3,533
Old Dominion Freight Line, Inc. (a) .........................              64             1,892
OMI Corp. ...................................................             163             4,738
Orbotech Ltd. (a) ...........................................              94             2,155
Oshkosh Truck Corp. .........................................              59             3,300
Owens Corning, Inc. (a) .....................................              81             2,483
Owens-Illinois, Inc. (a) ....................................             117             3,521
Pacer International, Inc. ...................................             104             2,657
Packaging Corp. of America ..................................              87             2,154
Pactiv Corp. (a) ............................................             120             4,150
Pall Corp. ..................................................             108             4,531
Park Electrochemical Corp. ..................................              42             1,157
Parker Hannifin Corp. .......................................              96             8,845
Paychex, Inc. ...............................................              70             2,597
Pentair, Inc. ...............................................             105             3,375
PerkinElmer, Inc. ...........................................             293             7,091
Power-One, Inc. (a) .........................................             228               971
Powerwave Technologies, Inc. (a) ............................             332             2,068
Precision Castparts Corp. ...................................             115            11,973
Quanta Services, Inc. .......................................             258             7,092
R.R. Donnelley & Sons Co. ...................................             196             7,879
Raytheon Co. ................................................              66             3,534
Regal Beloit ................................................              70             3,228
Republic Services, Inc. .....................................             162             4,525
Resources Connection, Inc. (a) ..............................             100             3,017
Robert Half International, Inc. .............................             147             4,895
Rockwell Automation Corp. ...................................              30             1,786
Rockwell Collins, Inc. ......................................             138             9,062
Roper Industries, Inc. ......................................              72             4,036
Ryder System, Inc. ..........................................              53             2,790
Sanmina-SCI Corp. (a) .......................................             445             1,535
Sealed Air Corp. ............................................             136             4,474
Shaw Group, Inc. (a) ........................................             194             6,291
Smurfit-Stone Container Corp. (a) ...........................             206             2,482
Solectron Corp. (a) .........................................             777             2,603
Sonoco Products Co. .........................................              87             3,710
Spherion Corp. (a) ..........................................             176             1,505
Spirit Aerosystems Holding, Inc. (a) ........................             126             3,985

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
INDUSTRIALS, CONTINUED
SPX Corp. ...................................................              50             3,544
Stericycle, Inc. (a) ........................................              85             7,407
TASER International, Inc. (a) ...............................             156             1,346
Tektronix, Inc. .............................................              68             1,999
Teleflex, Inc. ..............................................              67             4,813
Teletech Holdings, Inc. (a) .................................              62             2,339
Terex Corp. (a) .............................................              84             6,539
Tetra Tech, Inc. (a) ........................................             135             2,811
Texas Industries, Inc. ......................................              50             3,809
Textron, Inc. ...............................................              19             1,932
Thomas & Betts Corp. (a) ....................................              57             3,105
Timken Co. ..................................................              69             2,276
Toro Co. ....................................................              89             4,472
Trimble Navigation Ltd. (a) .................................             238             6,826
Trinity Industries, Inc. ....................................              62             2,877
Tyco International Ltd. .....................................             308            10,050
Union Pacific Corp. .........................................              40             4,570
United Rentals, Inc. (a) ....................................             182             6,097
USG Corp. (a) ...............................................              62             2,861
UTi Worldwide, Inc. .........................................              61             1,432
Viad Corp. ..................................................              59             2,410
Vishay Intertechnology, Inc. (a) ............................             142             2,364
Vistaprint Ltd. (a) .........................................              90             3,364
Vulcan Materials Co. ........................................              73             9,028
W.W. Grainger, Inc. .........................................              66             5,453
Wabash National Corp. .......................................              94             1,463
Wabtec ......................................................             103             3,826
Washington Group International, Inc. (a) ....................              53             3,547
Waste Connections, Inc. (a) .................................             150             4,676
Waste Management, Inc. ......................................              88             3,292
Watsco, Inc. ................................................              48             2,552
Watson Wyatt & Co. Holdings .................................              97             4,572
Werner Enterprises, Inc. ....................................             131             2,477
Wesco International, Inc. (a) ...............................              38             2,400
Western Union Co. ...........................................             164             3,452
World Fuel Services Corp. ...................................              58             2,680
YRC Worldwide, Inc. (a) .....................................             164             6,526
Zebra Technologies Corp. Cl A (a) ...........................              69             2,746
                                                                                ---------------
                                                                                        878,464
                                                                                ---------------
OIL & GAS (2.88%)
Anadarko Petroleum Corp. ....................................              80             3,733
Apache Corp. ................................................              57             4,132
Atwood Oceanics, Inc. .......................................              49             3,082
Baker Hughes, Inc. ..........................................              66             5,306
BJ Services Co. .............................................             273             7,824
Cabot Oil & Gas Corp. .......................................             186             6,774
Cameron International Corp. (a) .............................              95             6,134
Cheniere Energy, Inc. (a) ...................................             106             3,535
Chevron Corp. ...............................................             346            26,915
Cimarex Energy Co. ..........................................              69             2,719
ConocoPhillips ..............................................             243            16,852
Core Laboratories N.V. (a) ..................................              42             3,819
Crosstex Energy, Inc. .......................................              97             2,915
Denbury Resources, Inc. (a) .................................             112             3,706
Devon Energy Corp. ..........................................              63             4,591
Diamond Offshore Drilling, Inc. .............................              14             1,198
Dresser-Rand Group, Inc. (a) ................................              77             2,457
Dynegy, Inc. (a) ............................................           1,032             9,711
El Paso Corp. ...............................................             633             9,495
ENSCO International, Inc. ...................................             126             7,104
EOG Resources, Inc. .........................................              51             3,745
Exco Resources, Inc. (a) ....................................             238             3,996
Exxon Mobil Corp. ...........................................             914            72,553

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
OIL & GAS, CONTINUED
FMC Technologies, Inc. (a) ..................................              55             3,898
Forest Oil Corp. (a) ........................................             154             5,427
Global Industries Ltd. (a) ..................................             201             4,173
Grant Prideco, Inc. (a) .....................................             111             5,721
Grey Wolf, Inc. (a) .........................................             489             3,501
Halliburton Co. .............................................             224             7,116
Hanover Compressor Co. (a) ..................................             220             4,759
Helix Energy Solutions Group, Inc. (a) ......................              69             2,640
Hess Corp. ..................................................              43             2,440
Holly Corp. .................................................              88             5,597
Houston Exploration Co. (a) .................................              59             3,267
Hydril (a) ..................................................              33             3,195
Input/Output, Inc. (a) ......................................             200             2,798
Lone Star Technologies, Inc. (a) ............................              63             4,184
Marathon Oil Corp. ..........................................              54             5,484
Mariner Energy, Inc. (a) ....................................             227             5,119
National Oilwell Varco, Inc. (a) ............................              35             2,970
Newpark Resources, Inc. (a) .................................             271             2,228
Noble Corp. .................................................             116             9,768
Occidental Petroleum Corp. ..................................             130             6,591
Oceaneering International, Inc. (a) .........................             112             5,324
OGE Energy Corp. ............................................              85             3,267
Parker Drilling Co. (a) .....................................             258             2,802
Penn Virginia Corp. .........................................              39             3,122
Plains Exploration & Production Co. (a) .....................              54             2,537
Pogo Producing Co. ..........................................              46             2,220
Pride International, Inc. (a) ...............................             137             4,495
Quicksilver Resources, Inc. (a) .............................              41             1,716
Range Resources Corp. .......................................             112             4,094
Schlumberger Ltd. ...........................................             261            19,270
SEACOR Holding, Inc. (a) ....................................              40             3,811
Smith International, Inc. ...................................             163             8,548
Southwestern Energy Co. (a) .................................             145             6,090
St. Mary Land & Exploration Co. .............................              98             3,589
Stone Energy Corp. (a) ......................................              77             2,282
Sunoco, Inc. ................................................             126             9,517
Superior Energy Services, Inc. (a) ..........................             172             6,249
Tesoro Corp. ................................................              62             7,514
Tetra Technologies, Inc. (a) ................................             151             4,000
TODCO (a) ...................................................             106             4,819
Transocean, Inc. (a) ........................................              61             5,258
Ultra Petroleum Corp. (a) ...................................             147             8,338
Unit Corp. (a) ..............................................              98             5,601
Universal Compression Holdings (a) ..........................              69             4,593
Valero Energy Corp. .........................................              99             6,953
W-H Energy Services, Inc. ...................................              61             3,301
Weatherford International Ltd. (a) ..........................              70             3,674
XTO Energy, Inc. ............................................              78             4,233
                                                                                ---------------
                                                                                        450,389
                                                                                ---------------
TECHNOLOGY (5.17%)
3Com Corp. (a) ..............................................             392             1,580
Actel Corp. .................................................              78             1,142
Adaptec, Inc. (a) ...........................................             352             1,359
Adobe Systems, Inc. (a) .....................................             125             5,195
Advanced Micro Devices, Inc. ................................             127             1,755
Advent Software, Inc. .......................................              35             1,175
Agile Software Corp. (a) ....................................             161             1,158
Agilysys, Inc. ..............................................              66             1,388
Akamai Technologies, Inc. (a) ...............................             129             5,686
Altera Corp. ................................................             307             6,920
American Tower Corp. Cl A ...................................              90             3,420
Amkor Technology, Inc. ......................................             245             3,428

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
TECHNOLOGY, CONTINUED
Analog Devices, Inc. ........................................              74             2,858
Andrew Corp. ................................................             158             1,725
Ansys, Inc. (a) .............................................              64             3,277
Apple Computer, Inc. ........................................             187            18,663
Applied Materials, Inc. .....................................             309             5,939
Ariba, Inc. (a) .............................................             213             1,879
Asyst Technologies, Inc. (a) ................................             147             1,051
ATMI, Inc. (a) ..............................................              69             2,134
Autodesk, Inc. ..............................................             198             8,171
Avaya, Inc. .................................................             420             5,426
Axcelis Technologies, Inc. ..................................             286             2,188
BEA Systems, Inc. ...........................................             343             4,044
Bmc Software, Inc. ..........................................             198             6,409
Borland Software Corp. ......................................             236             1,314
Broadcom Corp. (a) ..........................................             100             3,255
Brocade Communications Systems, Inc. (a) ....................             974             9,516
Brooks Automation, Inc. (a) .................................             180             3,145
C-COR, Inc. (a) .............................................              91             1,121
Cabot Microelectronics Corp. (a) ............................              57             1,832
Caci International, Inc. Cl A (a) ...........................              55             2,515
Cadence Design Systems, Inc. (a) ............................             258             5,728
CDW Corp. ...................................................              48             3,456
Cerner Corp. (a) ............................................              49             2,609
Check Point Software Technologies Ltd. (a) ..................             152             3,580
Ciber, Inc. (a) .............................................             165             1,345
Ciena Corp. (a) .............................................             177             5,161
Cisco Systems, Inc. (a) .....................................           1,318            35,243
Citrix Systems, Inc. (a) ....................................             150             4,890
Cognizant Technology Solutions Corp. (a) ....................             120            10,728
Computer Sciences Corp. (a) .................................             159             8,831
Compuware Corp. (a) .........................................             313             3,089
Conexant Systems, Inc. (a) ..................................           1,146             1,776
Corning, Inc. (a) ...........................................             337             7,994
Crown Castle International Corp. (a) ........................             190             6,525
CSG Systems International, Inc. (a) .........................             104             2,785
Cymer, Inc. (a) .............................................              83             3,362
Dell, Inc. (a) ..............................................             438            11,042
Dendrite International, Inc. (a) ............................             113             1,797
Digital River, Inc. (a) .....................................              86             5,034
DST Systems, Inc. (a) .......................................              41             3,200
Dycom Industries, Inc. (a) ..................................              94             2,435
EarthLink, Inc. (a) .........................................             249             1,907
Electronics for Imaging, Inc. (a) ...........................             155             4,134
EMC Corp. (a) ...............................................             502             7,620
Emulex Corp. (a) ............................................             201             4,217
Equinix, Inc. (a) ...........................................              53             4,424
Exar Corp. (a) ..............................................             101             1,361
Extreme Networks, Inc. (a) ..................................             323             1,321
F5 Networks, Inc. (a) .......................................              79             6,066
FormFactor, Inc. (a) ........................................              91             3,757
Gateway, Inc. (a) ...........................................             766             1,678
Google, Inc. Cl A (a) .......................................              50            23,569
Harmonic, Inc. (a) ..........................................             160             1,323
Harris Corp. ................................................             116             5,957
Harris Stratex Networks, Cl A (a) ...........................              62             1,236
Hewlett-Packard Co. .........................................             610            25,705
Hutchinson Technology, Inc. (a) .............................              73             1,387
Ikon Office Solutions, Inc. .................................             279             4,174
Imation Corp. ...............................................              99             3,654
Informatica Corp. (a) .......................................             172             2,532
InfoSpace, Inc. (a) .........................................              53             1,360

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
TECHNOLOGY, CONTINUED
Ingram Micro, Inc. Cl A (a) .................................             139             2,727
Insight Enterprises, Inc. (a) ...............................             107             2,121
Intel Corp. .................................................           1,284            27,606
Inter-Tel, Inc. .............................................              63             1,589
InterDigital Communications Corp. (a) .......................             115             3,781
Intermec, Inc. (a) ..........................................              99             2,211
International Business Machines Corp. .......................             237            24,224
International Rectifier Corp. (a) ...........................              57             2,011
Intersil Corp. Cl A .........................................             117             3,485
Interwoven, Inc. (a) ........................................             117             1,787
Intuit, Inc. (a) ............................................             263             7,482
j2 Global Communications, Inc. ..............................             103             2,962
Jack Henry & Associates, Inc. ...............................             239             5,676
JDA Software Group, Inc. (a) ................................              88             1,566
JDS Uniphase Corp. (a) ......................................             187             3,082
Juniper Networks, Inc. (a) ..................................             106             2,370
Keane, Inc. (a) .............................................             144             2,019
KLA-Tencor Corp. ............................................              39             2,166
Kronos, Inc. (a) ............................................              55             3,001
Kulicke & Soffa Industries, Inc. (a) ........................             173             1,726
Lam Research Corp. (a) ......................................             120             6,454
Lattice Semiconductor Corp. (a) .............................             302             1,649
Lexmark International, Inc. (a) .............................              81             4,414
Linear Technology Corp. .....................................              60             2,245
Marvell Technology Group Ltd. (a) ...........................             117             1,887
Maxim Integrated Products, Inc. .............................              62             1,967
MEMC Electronic Materials, Inc. (a) .........................             145             7,958
Mentor Graphics Corp. (a) ...................................             199             3,220
Micron Technology, Inc. (a) .................................             719             8,250
Micros Systems, Inc. (a) ....................................              84             4,603
Microsemi Corp. (a) .........................................             120             2,773
Microsoft Corp. .............................................           1,924            57,605
Motorola, Inc. ..............................................             537             9,306
MRV Communications, Inc. (a) ................................             380             1,319
National Semiconductor Corp. ................................             270             7,101
NCR Corp. ...................................................             155             7,812
Network Appliance, Inc. (a) .................................              79             2,940
Novell, Inc. (a) ............................................             263             1,920
NVIDIA Corp. (a) ............................................             308            10,130
OmniVision Technologies, Inc. (a) ...........................             111             1,501
On Semiconductor Corp. (a) ..................................             231             2,474
Openwave Systems, Inc. (a) ..................................             267             1,962
Oracle Corp. (a) ............................................             884            16,619
Packeteer, Inc. (a) .........................................             100               950
Parametric Technology Corp. (a) .............................             286             5,082
Perot Systems Corp. (a) .....................................             201             3,598
Photronics, Inc. (a) ........................................             111             1,671
Pitney Bowes, Inc. ..........................................              31             1,488
Plantronics, Inc. ...........................................             134             3,365
PMC-Sierra, Inc. (a) ........................................             561             4,336
Progress Software Corp. (a) .................................              74             2,230
Qualcomm, Inc. ..............................................             365            15,987
Quantum Corp. (a) ...........................................             545             1,499
Radisys Corp. (a) ...........................................              64               970
Rambus, Inc. (a) ............................................             101             2,001
Red Hat, Inc. (a) ...........................................             155             3,277
RF Micro Devices, Inc. (a) ..................................             469             2,931
S1 Corp. (a) ................................................             108               702
Salesforce.com, Inc. (a) ....................................              79             3,318
SanDisk Corp. (a) ...........................................              51             2,216
Savvis, Inc. (a) ............................................              48             2,475
SBC Communications Corp. Cl A (a) ...........................             190             5,590

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
TECHNOLOGY, CONTINUED
Semtech Corp. (a) ...........................................             206             2,970
Silicon Image, Inc. (a) .....................................             192             1,682
Silicon Laboratories, Inc. (a) ..............................             107             3,511
Silicon Storage Technology, Inc. (a) ........................             161               663
SiRF Technology Holdings, Inc. (a) ..........................              95             2,305
Skyworks Solutions, Inc. (a) ................................             376             2,591
SonicWALL, Inc. (a) .........................................             194             1,583
SRA International, Inc. Cl A (a) ............................              76             1,857
Sun Microsystems, Inc. (a) ..................................             561             2,928
Sybase, Inc. (a) ............................................             231             5,588
Sycamore Networks, Inc. (a) .................................             435             1,596
Symantec Corp. (a) ..........................................             213             3,749
Synopsys, Inc. (a) ..........................................             121             3,347
Tech Data Corp. (a) .........................................             155             5,509
Tellabs, Inc. (a) ...........................................             383             4,067
Teradyne, Inc. (a) ..........................................             165             2,879
Tessera Technologies, Inc. (a) ..............................             100             4,279
Texas Instruments, Inc. .....................................             314            10,792
TIBCO Software, Inc. (a) ....................................             540             4,925
Transaction Systems Architects, Inc. (a) ....................              74             2,348
Trident Microsystems, Inc. (a) ..............................             115             2,441
Triquint Semiconductor, Inc. (a) ............................             399             2,063
Unisys Corp. (a) ............................................             284             2,227
United Online, Inc. .........................................             148             2,136
United Stationers, Inc. (a) .................................              64             3,809
Varian Semiconductor Equipment Associates, Inc. (a) .........             105             6,968
Verifone Holdings, Inc. (a) .................................              64             2,259
Vignette Corp. (a) ..........................................              90             1,667
Webex Communications, Inc. (a) ..............................             104             5,901
webMethods, Inc. (a) ........................................             168             1,527
Websense, Inc. (a) ..........................................              75             1,853
Wind River Systems, Inc. (a) ................................             181             1,779
Xerox Corp. (a) .............................................             226             4,181
Yahoo!, Inc. (a) ............................................             280             7,851
                                                                                ---------------
                                                                                        807,878
                                                                                ---------------
TELECOMMUNICATIONS (0.73%)
Alltel Corp. ................................................              56             3,511
AT&T, Inc. ..................................................           1,009            39,068
CenturyTel, Inc. ............................................              95             4,375
Cincinnati Bell, Inc. (a) ...................................             595             3,017
Citizens Communications Co. Series B ........................             288             4,484
Embarq Corp. ................................................             137             8,225
Leap Wireless International, Inc. (a) .......................              44             3,359
NII Holdings, Inc. (a) ......................................             127             9,747
Sprint Nextel Corp. .........................................             433             8,673
United States Cellular Corp. (a) ............................              15             1,087
Verizon Communications, Inc. ................................             460            17,563
Virgin Media, Inc. ..........................................             214             5,399
Windstream Corp. ............................................             422             6,175
                                                                                ---------------
                                                                                        114,683
                                                                                ---------------
UTILITIES (1.95%)
AES Corp. (a) ...............................................             163             3,584
AGL Resources, Inc. .........................................             201             8,751
Allegheny Energy, Inc. ......................................             160             8,554
ALLETE, Inc. ................................................              71             3,437
Alliant Energy Corp. ........................................             105             4,599
Ameren Corp. ................................................             189             9,936
American Electric Power Co., Inc. ...........................              54             2,712
Aqua America, Inc. ..........................................             114             2,520
Aquila, Inc. (a) ............................................             942             3,890

                                                                   SHARES/
                                                                  PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
UTILITIES, CONTINUED
Atmos Energy Corp. ..........................................             207             6,566
Avista Corp. ................................................             141             3,326
Black Hills Corp. ...........................................              73             2,906
CenterPoint Energy, Inc. ....................................             250             4,707
Cleco Corp. .................................................             143             4,013
CMS Energy Corp. ............................................             192             3,556
Consolidated Edison, Inc. ...................................              40             2,050
Dominion Resources, Inc. of Virginia ........................              53             4,834
DPL, Inc. ...................................................              96             3,010
DTE Energy Co. ..............................................             163             8,246
Duke Energy Corp. ...........................................             200             4,104
Duquesne Light Holdings, Inc. ...............................             204             4,068
Edison International ........................................              50             2,617
El Paso Electric Co. (a) ....................................             117             3,089
Energy East Corp. ...........................................             126             3,052
Entergy Corp. ...............................................              29             3,281
Exelon Corp. ................................................             108             8,144
FirstEnergy Corp. ...........................................              48             3,285
FPL Group, Inc. .............................................              54             3,476
Great Plains, Inc. ..........................................              73             2,383
Hawaiian Electric Industries, Inc. ..........................             194             5,106
IDACORP, Inc. ...............................................              97             3,342
Integrys Energy Group, Inc. .................................             187            10,491
KeySpan Corp. ...............................................             224             9,276
National Fuel Gas Co. .......................................              67             3,150
Nicor, Inc. .................................................              44             2,255
NiSource, Inc. ..............................................             247             6,074
Northeast Utilities .........................................             136             4,375
Northwest Natural Gas Co. ...................................              66             3,353
NSTAR .......................................................              93             3,339
ONEOK, Inc. .................................................              99             4,793
Pepco Holdings, Inc. ........................................             169             4,989
PG&E Corp. ..................................................              49             2,479
Piedmont Natural Gas Co. ....................................             180             4,750
Pinnacle West Capital Corp. .................................              89             4,298
PNM Resources, Inc. .........................................             176             5,729
PPL Corp. ...................................................              64             2,791
Progress Energy, Inc. .......................................              41             2,072
Public Service Enterprise Group, Inc. .......................              35             3,026
Puget Energy, Inc. ..........................................              96             2,479
Questar Corp. ...............................................              72             6,993
Reliant Energy, Inc. (a) ....................................             317             7,060
Scana Corp. .................................................              93             4,048
Sempra Energy ...............................................              39             2,476
Sierra Pacific Resources (a) ................................             221             4,035
Southern Co. ................................................             122             4,610
Southern Union Co. ..........................................             266             8,102
Southwest Gas Corp. .........................................             100             3,789
Spectra Energy Corp. ........................................             101             2,636
Teco Energy, Inc. ...........................................             182             3,267
UGI Corp. ...................................................             270             7,657
UniSource Energy Corp. ......................................              87             3,342
Vectren Corp. ...............................................             196             5,698
Westar Energy, Inc. .........................................             224             6,097
WGL Holdings, Inc. ..........................................             121             4,095
Wisconsin Energy Corp. ......................................             109             5,318

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2007 (UNAUDITED)

                                                                   SHARES/
                                                                  PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT            VALUE
--------------------                                            -------------   ---------------


COMMON STOCKS, CONTINUED
UTILITIES, CONTINUED
Xcel Energy, Inc. ...........................................             366             8,817
                                                                                ---------------
                                                                                        304,903
                                                                                ---------------
TOTAL COMMON STOCKS (Cost $5,422,151) .......................                         6,097,345
                                                                                ---------------
CORPORATE BONDS (18.70%)
BASIC MATERIALS (1.34%)
Burlington North Santa Fe, 7.00%, 12/15/25 ..................     $     2,000             2,173
E.I. DuPont de Nemours & Co., 4.88%, 4/30/14 ................          53,000            51,758
Eastman Chemical Co., 7.60%, 2/1/27 .........................         120,000           131,295
United Technologies Corp., 4.88%, 5/1/15 ....................          23,000            22,355
Weyerhaeuser Co., 6.95%, 8/1/17 .............................           2,000             2,120
                                                                                        209,701
CONSUMER GOODS (0.79%)
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16 ..................           2,000             1,949
Coca-Cola Enterprises, 8.50%, 2/1/22 ........................           2,000             2,523
Kimberly-Clark Corp., 5.00%, 8/15/13 ........................          48,000            47,551
Kraft Foods, Inc., 6.25%, 6/1/12 ............................          31,000            32,239
May Department Stores Co., 5.75%, 7/15/14 ...................           2,000             1,996
Procter & Gamble Co., 4.95%, 8/15/14 ........................          38,000            37,462
                                                                                        123,720
CONSUMER SERVICES (1.67%)
Bottling Group LLC, 4.63%, 11/15/12 .........................          29,000            28,343
Comcast Corp., 6.50%, 11/15/35 ..............................          72,000            73,279
Conagra Foods, 6.75%, 9/15/11 ...............................           2,000             2,112
Target Corp., 5.88%, 3/1/12 .................................          30,000            30,987
Time Warner Cos., Inc., 7.57%, 2/1/24 .......................          61,000            67,964
Wal-Mart Stores, Inc., 4.55%, 5/1/13 ........................          61,000            59,132
                                                                                        261,817
FINANCIALS (9.27%)
Allstate Corp., 7.20%, 12/1/09 ..............................          30,000            31,487
American General Finance, 5.38%, 10/1/12 ....................         107,000           107,575
Bank One Corp., 2.63%, 6/30/08 ..............................          75,000            72,771
Bear Stearns Co., 3.25%, 3/25/09 ............................          30,000            29,019
Citigroup, Inc., 6.63%, 1/15/28 .............................           9,000             9,859
Countrywide Financial Corp., 6.25%, 5/15/16 .................          50,000            50,511
Credit Suisse First Boston USA, Inc., 6.13%, 11/15/11 .......         126,000           131,096
First Union National Bank, 7.80%, 8/18/10                              61,000            65,612
Goldman Sachs Group, Inc.
     5.13%, 1/15/15 .........................................         132,000           129,054
     5.95%, 1/15/27 .........................................          49,000            48,429
Household Finance Corp., 4.63%, 1/15/08 .....................         123,000           122,386
John Deere Capital Corp., 7.00%, 3/15/12 ....................          30,000            32,343
JPMC Capital XVIII, 6.95%, 8/17/36 ..........................          30,000            32,108
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12 ..............          38,000            40,153
Merrill Lynch & Co., Inc., 4.25%, 2/8/10 ....................         123,000           120,098
Morgan Stanley Dean Witter, 6.75%, 4/15/11 ..................          76,000            80,352
Prudential Financial, Inc., 5.10%, 9/20/14 ..................          46,000            45,245
Sprint Capital Corp., 8.38%, 3/15/12 ........................          61,000            67,937
U.S. Bank N.A. Minnesota, 6.38%, 8/1/11 .....................          38,000            39,798
Verizon Global Funding Corp., 7.25%, 12/1/10 ................         116,000           123,876

                                                                  PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT            VALUE
--------------------                                            -------------   ---------------
CORPORATE BONDS, CONTINUED
FINANCIALS, CONTINUED
Wells Fargo & Co., 4.63%, 8/9/10 ............................          70,000            69,256
                                                                                      1,448,965
HEALTH CARE (0.25%)
Wyeth, 5.50%, 2/1/14 ........................................          38,000            38,427
                                                                                         38,427
INDUSTRIALS (0.47%)
Boeing Co., 6.13%, 2/15/33 ..................................          30,000            32,175
Tyco International Group SA, 6.38%, 10/15/11 ................           2,000             2,114
Union Pacific Corp., 4.88%, 1/15/15 .........................          41,000            39,225
                                                                                         73,514
OIL & GAS (0.84%)
Conoco, Inc., 6.95%, 4/15/29 ................................         113,000           129,013
Kinder Morgan Energy Partners, 7.75%, 3/15/32 ...............           2,000             2,276
                                                                                        131,289
TECHNOLOGY (0.81%)
First Data Corp., 4.85%, 10/1/14 ............................          90,000            88,756
IBM Corp., 8.38%, 11/1/19 ...................................          30,000            37,627
                                                                                        126,383
TELECOMMUNICATIONS (0.49%)
SBC Communications Corp., 6.15%, 9/15/34 ....................          76,000            76,355
                                                                                         76,355
UTILITIES (2.77%)
Consolidated Edison Co. of New York, 6.20%, 6/15/36 .........          50,000            52,545
Dominion Resources, Inc. (Virginia), 4.13%, 2/15/08 .........          38,000            37,645
Duke Energy Corp., 6.25%, 1/15/12 ...........................          30,000            31,339
Exelon Corp., 4.90%, 6/15/15 ................................           2,000             1,899
Florida Power & Light, 5.95%, 10/1/33 .......................          40,000            41,110
General Electric Co., 5.00%, 2/1/13 .........................         127,000           126,080
Midamerican Energy Holdings, 5.00%, 2/15/14 .................          81,000            79,039
National Rural Utilities, 7.25%, 3/1/12 .....................          56,000            60,975
Southern Power Co., 4.88%, 7/15/15 ..........................           2,000             1,911
                                                                                        432,543
                                                                                ---------------
TOTAL CORPORATE BONDS (Cost $2,893,136) .....................                         2,922,714
                                                                                ---------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES (18.41%)
Fannie Mae
     4.42%, 10/1/35, Pool #836206 ...........................          64,907            64,166
     4.50%, 1/1/19, Pool #735057 ............................          27,065            26,275
     4.50%, 9/1/20, Pool #839289 ............................          28,092            27,204
     4.50%, 3/1/35, Pool #819357 ............................          33,384            31,365
     4.50%, 8/1/35, Pool #835751 ............................         152,937           143,686
     5.00%, 5/1/18, Pool #703444 ............................          13,749            13,554
     5.00%, 1/1/19, Pool #255077 ............................          55,096            54,452
     5.00%, 8/1/19, Pool #793396 ............................          22,239            21,923
     5.00%, 12/1/19, Pool #745369 ...........................          17,389            17,186
     5.00%, 3/1/20, Pool #819410 ............................          17,812            17,569
     5.00%, 6/1/20, Pool #839333 ............................          23,617            23,282
     5.00%, 12/1/26, Pool #256570 ...........................          64,946            63,282
     5.00%, 8/1/33, Pool #713679 ............................         211,110           203,948
     5.00%, 5/1/34, Pool #768230 ............................          44,946            43,421
     5.00%, 8/1/35, Pool #848355 ............................          17,065            16,486
     5.50%, 8/1/17, Pool #826283 ............................          16,144            16,216
     5.50%, 2/1/18, Pool #703712 ............................          45,541            45,606
     5.50%, 3/1/20, Pool #735405 ............................          41,935            41,995
     5.50%, 3/1/20, Pool #735611 ............................          16,928            16,995
     5.50%, 7/1/25, Pool #255809 ............................          66,241            65,940

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2007 (UNAUDITED)

                                                                  PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT            VALUE
--------------------                                            -------------   ---------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES, CONTINUED
     5.50%, 6/1/33, Pool #702459 ............................          65,112            64,389
     5.50%, 1/1/34, Pool #756233 ............................         121,813           120,459
     5.50%, 4/1/34, Pool #725424 ............................          29,519            29,191
     5.50%, 1/1/35, Pool #808374 ............................         197,934           195,735
     5.50%, 2/1/35, Pool #735230 ............................         120,086           118,752
     6.00%, 6/1/17, Pool #555004 ............................          69,131            70,330
     6.00%, 10/1/32, Pool #667994 .................... ......          65,151            66,024
     6.00%, 9/1/33, Pool #736937 ............................          25,920            26,121
     6.00%, 4/1/35, Pool #735503 ............................          24,438            24,733
     6.50%, 9/1/34, Pool #783390 ............................          50,485            51,549
     6.50%, 4/1/36, Pool #851187 ............................          47,320            48,317
     7.00%, 4/1/34, Pool #780703 ............................          41,088            42,749
Freddie Mac
     4.00%, 6/1/18, Pool #E01401 ............................          45,248            42,992
     4.50%, 11/1/18, Pool #E01489 ...........................          44,793            43,503
     4.50%, 12/1/18, Pool #G11657 ...........................          36,617            35,559
     4.50%, 1/1/19, Pool #B11878 ............................          70,438            68,402
     4.50%, 7/1/19, Pool #B15661 ............................          28,211            27,369
     5.00%, 10/1/18, Pool #B10252 ...........................          24,872            24,582
     5.00%, 10/1/33, Pool #A14805 ...........................          28,927            28,029
     5.00%, 4/1/34, Pool #A20534 ............................          41,318            40,006
     5.00%, 12/1/34, Pool #A29017 ...........................         100,410            97,222
     5.50%, 8/1/33, Pool #A11851 ............................          62,464            61,933
     5.50%, 10/1/34, Pool #A27526 ...........................          51,984            51,532
     5.50%, 10/1/35, Pool #A39170 ...........................         158,368           156,807
     5.50%, 11/1/35, Pool #A47728 ...........................          53,540            53,012
     6.00%, 7/1/34, Pool #A24370 ............................          47,916            48,436
     6.50%, 12/1/33, Pool #A16523 ...........................          22,123            22,763
Ginnie Mae
     5.50%, 4/15/33, Pool #603566 ...........................          21,043            20,959
     5.50%, 4/15/34, Pool #626116 ...........................          15,161            15,095
     5.50%, 9/15/35, Pool #644611 ...........................          19,105            19,014
     6.00%, 2/15/32, Pool #569704 ...........................         178,841           181,787
     6.00%, 9/20/34, Pool #3611 .............................          25,209            25,566
                                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES (Cost $2,852,682)                2,877,468
                                                                                ---------------
U.S. GOVERNMENT AGENCY SECURITIES (5.78%)
Fannie Mae
     4.50%, 10/15/08 ........................................          75,000            74,569
     4.63%, 1/15/08 .........................................          40,000            39,836
     5.63%, 11/15/21 ........................................          48,000            47,929
     6.63%, 9/15/09 .........................................          75,000            78,004
Federal Home Loan Bank
     4.63%, 2/8/08, Series 627 ..............................          70,000            69,712
     4.63%, 11/21/08, Series 598 ............................          75,000            74,671
Freddie Mac
     4.63%, 2/21/08 .........................................         141,000           140,372
     4.63%, 12/19/08 ........................................          55,000            54,750
     4.75%, 1/18/11 .........................................          55,000            54,900
     4.75%, 1/19/16 .........................................         118,000           116,264
     6.25%, 7/15/32 .........................................         134,000           153,008
                                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $905,559)                                 904,015
                                                                                ---------------
U.S. TREASURY OBLIGATIONS (12.85%)
U.S. Treasury Bonds
     5.25%, 11/15/28 ........................................         284,000           297,779
     5.38%, 2/15/31 .........................................          70,000            74,977
     6.00%, 2/15/26 .........................................          70,000            79,477
U.S. Treasury Notes
     3.13%, 5/15/07 .........................................         226,000           225,815

                                                                   SHARES/
                                                                  PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT              VALUE
--------------------                                            -------------   ---------------
U.S. TREASURY OBLIGATIONS, CONTINUED
     4.00%, 6/15/09 ..........................................        205,000           202,662
     4.00%, 4/15/10 ..........................................        296,000           291,733
     4.00%, 2/15/15 ..........................................        228,000           219,165
     4.25%, 8/15/15 ..........................................        163,000           158,976
     4.88%, 2/15/12 ..........................................         65,000            66,059
     5.00%, 2/15/11 ..........................................         62,000            63,119
     5.63%, 5/15/08 ..........................................        326,000           328,305
                                                                                ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,003,921) ...........                         2,008,067
                                                                                ---------------
INVESTMENT COMPANIES (4.70%)
American Beacon Money Market Select Fund ....................         735,193           735,193
                                                                                ---------------
TOTAL INVESTMENTS
(Cost $14,812,643) (b) - 99.44% .............................                        15,544,802

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.56% ...............                            87,895
                                                                                ---------------
NET ASSETS - 100.00% ........................................                     $  15,632,697
                                                                                ===============

(a)   Represents non-income producing security

(b) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

CL    Class

LLC   Limited Liability Co.

REIT  Real Estate Investment Trust

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS (55.01%)
BASIC MATERIALS (2.64%)
A. Schulman, Inc. ...........................................             233             5,396
Air Products & Chemicals, Inc. ..............................             117             8,950
Airgas, Inc. ................................................             428            19,067
AK Steel Holding Corp. ......................................             832            25,393
Albemarle Corp. .............................................             517            21,947
Alcoa, Inc. .................................................             459            16,290
Allegheny Technologies, Inc. ................................             278            30,463
Arch Coal, Inc. .............................................             390            14,067
Ashland, Inc. ...............................................             172            10,311
Bowater, Inc. ...............................................             467            10,223
Cabot Corp. .................................................             191             8,652
Cambrex Corp. ...............................................             215             5,216
Carpenter Technology Corp. ..................................             172            20,876
Celanese Corp. Series A .....................................             404            13,401
Chaparral Steel Co. .........................................             297            20,938
Chemtura Corp. ..............................................             664             7,324
Cleveland-Cliffs, Inc. ......................................             279            19,332
Coeur d'Alene Mines Corp. (a) ...............................           2,462            10,070
Commercial Metals Co. .......................................             412            13,814
Consol Energy, Inc. .........................................             505            21,144
Cytec Industries, Inc. ......................................             267            14,658
Domtar Corp. (a) ............................................           2,057            20,056
Dow Chemical Co. ............................................             523            23,331
E.I. DuPont de Nemours & Co. ................................             491            24,142
Eastman Chemical Co. ........................................             241            16,316
Ecolab, Inc. ................................................             501            21,538
Ferro Corp. .................................................             337             7,013
FMC Corp. ...................................................             251            19,309
Foundation Coal Holdings, Inc. ..............................             343            13,511
Freeport-McMoRan Copper & Gold, Inc. Cl B ...................             287            19,275
Georgia Gulf Corp. ..........................................             320             5,110
H.B. Fuller Co. .............................................             508            12,990
Headwaters, Inc. (a) ........................................             394             8,538
Hercules, Inc. (a) ..........................................             973            18,331
Huntsman Corp. ..............................................             278             5,449
International Coal Group, Inc. (a) ..........................             968             5,401
International Flavors & Fragrances, Inc. ....................             248            12,070
International Paper Co. .....................................             226             8,525
Kaiser Aluminum Corp. (a) ...................................              80             6,305
Lubrizol Corp. ..............................................             585            35,065
Lyondell Chemical Co. .......................................             724            22,531
Massey Energy Co. ...........................................             195             5,251
Meridian Gold, Inc. (a) .....................................             299             7,550
Minerals Technologies, Inc. .................................             127             8,080
Monsanto Co. ................................................             411            24,245
Mosaic Co. (a) ..............................................             420            12,390
Neenah Paper, Inc. ..........................................             108             4,126
Newmont Mining Corp. ........................................             304            12,677
Olin Corp. ..................................................             607            10,404
OM Group, Inc. (a) ..........................................             242            12,712
Peabody Energy Corp. ........................................             194             9,308
PPG Industries, Inc. ........................................              96             7,064
Praxair, Inc. ...............................................             230            14,846
Reliance Steel & Aluminum ...................................             215            12,771
Rohm & Haas Co. .............................................             456            23,334
RPM International, Inc. .....................................             975            20,738
RTI International Metals, Inc. (a) ..........................             143            13,481
Ryerson, Inc. ...............................................             194             7,981
Sensient Technologies Corp. .................................             429            11,231
Sigma-Aldrich Corp. .........................................             335            14,097
Southern Copper Corp. .......................................              33             2,650

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
BASIC MATERIALS, CONTINUED
Stillwater Mining Co. (a) ...................................             427             6,576
Titanium Metals Corp. (a) ...................................             411            14,192
Tredegar Corp. ..............................................             242             5,656
United States Steel Corp. ...................................             379            38,484
USEC, Inc. ..................................................             743            14,986
Valspar Corp. ...............................................             747            20,199
Wausau Paper Corp. ..........................................             388             5,222
Weyerhaeuser Co. ............................................             112             8,873
Worthington Industries, Inc. ................................             597            13,283
                                                                                ---------------
                                                                                        984,745
                                                                                ---------------
CONSUMER GOODS (4.55%)
Altria Group, Inc. ..........................................           1,114            76,777
American Axle & Manufacturing Holdings, Inc. ................             359            10,034
Anheuser-Busch Cos., Inc. ...................................             398            19,578
ArvinMeritor, Inc. ..........................................             562            11,605
BLYTH, Inc. .................................................             243             6,342
Briggs & Stratton Corp. .....................................             442            13,114
Brown-Forman Corp. Cl B .....................................             124             7,927
Brunswick Corp. .............................................             274             8,976
Callaway Golf Co. ...........................................             576            10,345
Centex Corp. ................................................             342            15,311
Champion Enterprises, Inc. (a) ..............................             680             6,990
Chiquita Brands International, Inc. .........................             369             5,472
Church & Dwight Co. .........................................             448            22,727
Clorox Co. ..................................................             100             6,708
Coach, Inc. (a) .............................................             265            12,940
Coca-Cola Co. ...............................................           1,137            59,340
Colgate-Palmolive Co. .......................................             386            26,148
ConAgra Foods, Inc. .........................................             250             6,145
Constellation Brands, Inc. Cl A (a) .........................             617            13,827
Cooper Tire & Rubber Co. ....................................             514             9,936
Corn Products International, Inc. ...........................             615            24,489
Crocs, Inc. (a) .............................................             278            15,535
D.R. Horton, Inc. ...........................................             888            19,696
Del Monte Foods Co. .........................................             658             7,633
Eastman Kodak Co. ...........................................             926            23,067
Electronic Arts, Inc. (a) ...................................             220            11,090
Energizer Holdings, Inc. (a) ................................             169            16,423
Ethan Allen Interiors, Inc. .................................             281             9,919
Flowers Foods, Inc. .........................................             394            12,289
Ford Motor Co. ..............................................           1,383            11,119
Fossil, Inc. (a) ............................................             418            11,775
Furniture Brands International, Inc. ........................             435             6,995
Garmin Ltd. .................................................             322            18,737
General Mills, Inc. .........................................             163             9,764
General Motors Corp. ........................................             256             7,995
Gentex Corp. ................................................             444             7,903
Genuine Parts Co. ...........................................             551            27,225
Goodyear Tire & Rubber Co. (a) ..............................             576            19,158
H.J. Heinz Co. ..............................................             160             7,538
Hanesbrands, Inc. (a) .......................................             290             7,711
Hansen Natural Corp. (a) ....................................             507            19,367
Harley-Davidson, Inc. .......................................             190            12,031
Harman International Industries, Inc. .......................             194            23,647
Hasbro, Inc. ................................................             435            13,750
Herbalife Limited ...........................................             128             5,132
Herman Miller, Inc. .........................................             174             5,987
Hershey Co. .................................................             114             6,265
Hormel Foods Corp. ..........................................             212             8,075
Hovnanian Enterprises, Inc. Cl A (a) ........................             106             2,543
Inter-Tel, Inc. .............................................             407             6,858

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER GOODS, CONTINUED
J.M. Smucker Co. ............................................             191            10,662
JAKKS Pacific, Inc. .........................................             222             5,335
Jarden Corp. (a) ............................................             406            17,109
Johnson Controls, Inc. ......................................             112            11,461
Jones Apparel Group, Inc. ...................................             331            11,052
KB Home .....................................................             234            10,322
Kellwood Co. ................................................             228             6,425
Kimberly-Clark Corp. ........................................             286            20,355
Kraft Foods, Inc., Cl A .....................................             879            29,420
La-Z-Boy, Inc. ..............................................             416             4,863
Lancaster Colony Corp. ......................................             139             5,870
Lear Corp. (a) ..............................................             552            20,269
Leggett & Platt, Inc. .......................................             570            13,406
Lennar Corp. Cl A ...........................................             363            15,504
Lennar Corp., Cl B ..........................................              36             1,440
Liz Claiborne, Inc. .........................................             307            13,729
M.D.C. Holdings, Inc. .......................................              99             5,075
Martek Biosciences Corp. (a) ................................             202             4,361
Mattel, Inc. ................................................           1,187            33,592
McCormick & Co., Inc. .......................................             313            11,619
Meritage Homes Corp. (a) ....................................             204             7,101
Modine Manufacturing Co. ....................................             265             6,129
Molson Coors Brewing Co. Cl B ...............................             216            20,365
Monaco Coach Corp. ..........................................             240             3,679
Nautilus, Inc. ..............................................             265             3,660
NBTY, Inc. (a) ..............................................             458            22,630
Newell Rubbermaid, Inc. .....................................             890            27,296
Nu Skin Enterprises, Inc. Cl A ..............................             423             7,331
NutriSystem, Inc. (a) .......................................             207            12,834
Oakley, Inc. ................................................             229             5,526
Pepsi Bottling Group, Inc. ..................................             458            15,027
PepsiAmericas, Inc. .........................................             157             3,790
PepsiCo, Inc. ...............................................           1,224            80,894
Phillips-Van Heusen Corp. ...................................             382            21,354
Polo Ralph Lauren Corp. .....................................             175            16,119
Pool Corp. ..................................................             370            14,848
Procter & Gamble Co. ........................................           2,334           150,100
Pulte Homes, Inc. ...........................................             112             3,013
Quiksilver, Inc. (a) ........................................           1,006            13,380
Ralcorp Holdings, Inc. (a) ..................................             184            12,109
Reynolds American, Inc. .....................................              83             5,334
Ryland Group, Inc. ..........................................             134             5,936
Sara Lee Corp. ..............................................             364             5,973
Select Comfort Corp. (a) ....................................             391             7,249
Smithfield Foods, Inc. (a) ..................................             337            10,302
Snap-On, Inc. ...............................................             398            21,691
Spectrum Brands, Inc. (a) ...................................             340             2,366
Standard Pacific Corp. ......................................             193             4,024
Stride Rite Corp. ...........................................             276             3,892
Superior Industries International, Inc. .....................             171             3,907
The Stanley Works ...........................................             232            13,521
Thor Industries, Inc. .......................................             104             4,142
THQ, Inc. (a) ...............................................             447            14,916
Timberland Co. (a) ..........................................             359             9,266
Toll Brothers, Inc. (a) .....................................             429            12,776
TreeHouse Foods, Inc. (a) ...................................             280             8,439
Tupperware Brands Corp. .....................................             513            14,426
Tyson Foods, Inc. Cl A ......................................             851            17,837
Under Armour, Inc. (a) ......................................             233            11,767
Universal Corp. .............................................             205            12,849
UST, Inc. ...................................................             508            28,793
Visteon Corp. (a) ...........................................           1,045             9,530
WCI Communities, Inc. (a) ...................................             205             4,477
WD-40 Co. ...................................................             140             4,841

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER GOODS, CONTINUED
Weight Watchers International, Inc. .........................             126             6,047
WM. Wrigley Jr. Co. .........................................             150             8,832
Wolverine World Wide, Inc. ..................................             472            13,490
                                                                                ---------------
                                                                                      1,695,635
                                                                                ---------------
CONSUMER SERVICES (7.49%)
99 Cents Only Stores (a) ....................................             394             5,634
Abercrombie & Fitch Co. .....................................             239            19,517
Advance Auto Parts, Inc. ....................................             294            12,113
Aeropostale, Inc. ...........................................             331            13,621
AirTran Holdings, Inc. (a) ..................................             767             8,445
Alaska Airgroup, Inc. .......................................             375            11,100
Amazon.com, Inc. ............................................             197            12,082
American Greetings Corp. Cl A ...............................             479            12,191
AmerisourceBergen Corp. .....................................             548            27,394
AMR Corp. ...................................................             776            20,246
Ann Taylor Stores Corp. .....................................             196             7,542
Apollo Group, Inc. Cl A .....................................             440            20,812
Applebee's International, Inc. ..............................             610            16,580
aQuantive, Inc. (a) .........................................             481            14,723
Arbitron, Inc. ..............................................             194             9,560
AutoNation, Inc. (a) ........................................             412             8,421
AutoZone, Inc. ..............................................             151            20,089
Avid Technology, Inc. (a) ...................................             296             9,842
Avis Budget Group, Inc. .....................................             861            24,220
Bally Technologies, Inc. (a) ................................             385             9,009
Bed Bath & Beyond, Inc. .....................................             197             8,026
Belo Corp. Series A .........................................             278             5,357
Best Buy Co., Inc. ..........................................             288            13,435
Big Lots, Inc. ..............................................             920            29,624
BJ's Wholesale Club, Inc. (a) ...............................             190             6,561
Blockbuster, Inc. Cl A ......................................             938             5,816
Bob Evans Farms, Inc. .......................................             307            11,267
Borders Group, Inc. .........................................             567            11,969
Boyd Gaming Corp. ...........................................             154             7,007
Brown Shoe Co., Inc. ........................................             321             8,661
Cablevision Systems Corp. (a) ...............................             612            20,061
Cardinal Health, Inc. .......................................             277            19,376
CarMax, Inc. (a) ............................................             602            15,002
Carnival Corp. ..............................................             255            12,467
Casey's General Stores, Inc. ................................             422            10,613
Cato Corp. Cl A .............................................             249             5,381
CBRL Group, Inc. ............................................             169             7,534
CBS Corp. Cl B ..............................................             364            11,564
CEC Entertainment, Inc. (a) .................................             234             9,751
Charming Shoppes, Inc. (a) ..................................           1,054            13,175
Charter Communicatons, Inc. (a) .............................           2,888             8,722
Cheesecake Factory, Inc. (a) ................................             524            14,462
Chemed Corp. ................................................             184             9,255
Chico's Fas, Inc. (a) .......................................             488            12,864
Children's Place Retail Stores, Inc. (a) ....................             171             9,041
Choice Hotels International, Inc. ...........................             116             4,366
Circuit City Stores, Inc. ...................................             502             8,760
Clear Channel Communications, Inc. ..........................             241             8,539
Coldwater Creek, Inc. (a) ...................................             172             3,560
Comcast Corp. Cl A (a) ......................................           1,344            35,831
Continental Airlines, Inc. Cl B (a) .........................             327            11,955
Corinthian Colleges, Inc. (a) ...............................             755            10,442
Costco Wholesale Corp. ......................................             351            18,803
Cox Radio, Inc. (a) .........................................             272             3,841
CTC Media, Inc. .............................................             109             2,843
Cumulus Media, Inc. (a) .....................................             288             2,704
CVS Corp. ...................................................           1,128            40,879
Dick's Sporting Goods, Inc. (a) .............................             245            13,742
Dillard's, Inc. .............................................             541            18,735

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER SERVICES, CONTINUED
Directv Group, Inc. (a) .....................................             487            11,610
Discovery Holding Co. Cl A (a) ..............................             819            17,813
Dollar General Corp. ........................................           1,009            21,542
Dun & Bradstreet Corp. ......................................             170            15,351
E.W. Scripps Co. Cl A .......................................             226             9,786
eBay, Inc. (a) ..............................................             748            25,387
EchoStar Communications Corp. (a) ...........................             607            28,244
Entercom Communications Corp. Cl A ..........................             302             8,377
Expedia, Inc. (a) ...........................................             722            17,054
FactSet Research Systems, Inc. ..............................             129             7,935
Family Dollar Stores, Inc. ..................................             417            13,277
Federated Department Stores, Inc. ...........................             289            12,693
Foot Locker, Inc. ...........................................             445            10,587
Fred's, Inc. ................................................             247             3,567
GameStop Corp. Cl A (a) .....................................             362            12,008
Gannett Co., Inc. ...........................................             114             6,505
Gaylord Entertainment Co. (a) ...............................             283            15,508
Gemstar-TV Guide International, Inc. (a) ....................           2,190             9,724
Getty Images, Inc. (a) ......................................             136             7,072
Guess?, Inc. ................................................             200             7,880
Guitar Center, Inc. (a) .....................................             176             8,149
H&R Block, Inc. .............................................             965            21,819
Hilton Hotels Corp. .........................................             298            10,132
Home Depot, Inc. ............................................           1,138            43,096
Hot Topic, Inc. (a) .........................................             359             4,053
Idearc, Inc. ................................................             486            16,888
IHOP Corp. ..................................................              92             5,421
International Game Technology ...............................             244             9,306
International Speedway Corp. Cl A ...........................             218            10,769
Interpublic Group of Cos. (a) ...............................           1,523            19,312
ITT Educational Services, Inc. (a) ..........................             264            25,663
J Crew Group, Inc. (a) ......................................             279            11,297
J.C. Penney Co., Inc. .......................................             135            10,677
Jack in the Box, Inc. (a) ...................................             211            14,057
JetBlue Airways Corp. (a) ...................................             464             4,598
John Wiley & Sons, Inc. Cl A ................................             281            10,523
Kohl's Corp. (a) ............................................             223            16,511
Krispy Kreme Doughnuts, Inc. (a) ............................             466             4,534
Kroger Co. ..................................................             328             9,679
Lamar Advertising Co. Cl A ..................................             217            13,094
Las Vegas Sands Corp. (a) ...................................              73             6,219
Laureate Education, Inc. (a) ................................             332            19,605
Lee Enterprises, Inc. .......................................             333             8,718
Liberty Global, Inc. Series C (a) ...........................             563            18,810
Liberty Media Holding Corp. Capital Series A (a) ............              97            10,958
Liberty Media Holding Corp. Interactive Series (a) ..........             491            12,290
Life Time Fitness, Inc. (a) .................................             226            11,616
Live Nation, Inc. (a) .......................................             388             7,872
Longs Drug Stores Corp. .....................................             182             9,963
Lowe's Cos. .................................................           1,079            32,974
Marriott International, Inc. Cl A ...........................             255            11,529
Matthews International Corp. Cl A ...........................             188             7,926
Mcclatchy Newspapers, Inc. ..................................             522            15,086
McDonald's Corp. ............................................             661            31,913
McGraw-Hill Cos. ............................................             252            16,514
McKesson Corp. ..............................................             222            13,060
Media General, Inc. .........................................             197             7,238
Men's Wearhouse, Inc. .......................................             338            14,625
Meredith Corp. ..............................................             239            13,843
MGM MIRAGE (a) ..............................................              93             6,254

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER SERVICES, CONTINUED
Navteq Corp. (a) ............................................             258             9,123
Netflix, Inc. (a) ...........................................             415             9,201
New York Times Co. Cl A .....................................             427             9,992
News Corp. Cl A .............................................           1,308            29,286
News Corp. Cl B .............................................             353             8,472
Nordstrom, Inc. .............................................             189            10,380
O'Reilly Automotive, Inc. (a) ...............................             313            11,143
Office Depot, Inc. (a) ......................................             764            25,686
Orient Express Hotels Ltd. ..................................             318            16,743
OSI Restaurant Partners, Inc. ...............................             250             9,952
P.F. Chang's China Bistro, Inc. (a) .........................             166             6,349
Pacific Sunwear Of California, Inc. (a) .....................             650            13,604
Panera Bread Co. Cl A (a) ...................................             210            11,695
Pantry, Inc. (a) ............................................             165             7,423
Papa John's International, Inc. (a) .........................             154             4,729
Payless Shoesource, Inc. (a) ................................             568            18,119
Penn National Gaming, Inc. (a) ..............................             212            10,248
Pep Boys - Manny, Moe & Jack ................................             292             5,446
Performance Food Group Co. (a) ..............................             301             9,406
PETsMART, Inc. ..............................................             389            12,911
Pier 1 Imports, Inc. ........................................             637             4,809
Pinnacle Entertainment (a) ..................................             438            12,299
Prepaid Legal Services, Inc. (a) ............................             100             5,705
Priceline.Com, Inc. (a) .....................................             250            13,910
R.H. Donnelley Corp. (a) ....................................             206            16,087
Radio One, Inc. Cl D (a) ....................................             588             4,151
RadioShack Corp. ............................................             382            11,105
Regal Entertainment Group ...................................             716            15,573
Regis Corp. .................................................             319            12,195
Rent-A-Center, Inc. (a) .....................................             586            16,314
Rite Aid Corp. (a) ..........................................           1,498             9,198
Ross Stores, Inc. ...........................................             491            16,277
Royal Caribbean Cruises Ltd. ................................             389            16,171
Ruby Tuesday, Inc. ..........................................             555            14,852
Safeway, Inc. ...............................................             247             8,966
Saks, Inc. ..................................................             990            20,731
Scholastic Corp. (a) ........................................             294             9,076
Scientific Games Corp. (a) ..................................             183             6,092
Service Corp. International .................................           2,532            30,764
ServiceMaster Co. ...........................................             867            13,343
Sinclair Broadcast Group, Inc. Cl A .........................             416             6,793
Sirius Satellite Radio, Inc. (a) ............................           3,650            10,804
Six Flags, Inc. (a) .........................................             595             3,546
Skywest, Inc. ...............................................             596            16,217
Sonic Corp. (a) .............................................             454            10,188
Sotheby's Holdings ..........................................             488            25,191
Southwest Airlines Co. ......................................             613             8,797
Staples, Inc. ...............................................             565            14,012
Starbucks Corp. (a) .........................................             522            16,192
Starwood Hotels & Resorts Worldwide, Inc. ...................             158            10,589
Station Casinos, Inc. .......................................             122            10,614
Stein Mart, Inc. ............................................             239             3,896
Stewart Enterprises, Inc. Cl A ..............................             773             5,813
Strayer Education, Inc. .....................................             100            12,434
Supervalu, Inc. .............................................             621            28,504
Sysco Corp. .................................................             480            15,715
Talbots, Inc. ...............................................             196             4,606
Target Corp. ................................................             547            32,475
The Walt Disney Co. .........................................           1,599            55,933
Time Warner, Inc. ...........................................           2,079            42,890
TJX Companies, Inc. .........................................             376            10,487
Tractor Supply Co. (a) ......................................             242            12,521

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER SERVICES, CONTINUED
Triarc Cos., Inc. Cl B ......................................             297             4,832
Tribune Co. .................................................             481            15,777
Tuesday Morning Corp. .......................................             262             3,657
United Natural Foods, Inc. (a) ..............................             282             8,796
Urban Outfitters, Inc. (a) ..................................             313             8,063
US Airways Group, Inc. (a) ..................................             225             8,311
Vail Resorts, Inc. (a) ......................................             232            13,229
Valassis Communications, Inc. (a) ...........................             418             8,009
ValueClick, Inc. (a) ........................................             609            17,417
ValueVision Media, Inc. Cl A (a) ............................             271             3,065
VCA Antech, Inc. (a) ........................................             573            22,593
Viacom, Inc. Cl B (a) .......................................             437            18,026
Wal-Mart Stores, Inc. .......................................           1,899            91,000
Walgreen Co. ................................................             747            32,793
Warner Music Group Corp. ....................................             153             2,632
Washington Post Co. Cl B ....................................              17            12,648
Westwood One, Inc. ..........................................             602             4,100
Whole Foods Market, Inc. ....................................             418            19,558
Williams-Sonoma, Inc. .......................................             275             9,685
WM Wrigley Jr. Co. ..........................................              28             1,648
WMS Industries, Inc. (a) ....................................             205             8,171
Wynn Resorts Ltd. ...........................................             223            22,793
XM Satellite Radio Holdings, Inc. Cl A (a) ..................             752             8,798
Yum! Brands, Inc. ...........................................             198            12,248
Zale Corp. (a) ..............................................             428            11,945
                                                                                ---------------
                                                                                      2,789,180
                                                                                ---------------
FINANCIALS (11.33%)
ACE Ltd. ....................................................             185            11,000
Affiliated Managers Group, Inc. (a) .........................              82             9,646
AFLAC, Inc. .................................................             361            18,534
Alexandria Real Estate Equities, Inc. REIT ..................             204            21,593
Alleghany Corp. .............................................              15             5,474
Allied World Assurance ......................................             120             5,318
Allstate Corp. ..............................................             345            21,500
AMB Property Corp. REIT .....................................             317            19,308
AMBAC Financial Group, Inc. .................................             330            30,294
Amcore Financial, Inc. ......................................             186             5,321
American Express Co. ........................................             770            46,716
American Financial Group, Inc. ..............................             196             6,913
American Financial Realty Trust REIT ........................           1,088            11,533
American Home Mortgage Investment Corp. REIT ................             380             9,416
American International Group, Inc. ..........................           1,224            85,570
American National Insurance Co. .............................              45             5,873
AmeriCredit Corp. (a) .......................................             314             7,922
Ameriprise Financial, Inc. ..................................             114             6,780
Anchor Bancorp Wisconsin, Inc. ..............................             167             4,496
Annaly Capital Management, Inc. REIT ........................           2,146            34,143
AON Corp. ...................................................             131             5,076
Arch Capital Group Ltd. (a) .................................             120             8,738
Archstone-Smith Trust REIT ..................................             138             7,191
Arthur J. Gallagher & Co. ...................................             264             7,381
Aspen Insurance Holdings Ltd. ...............................             264             6,999
Associated Banc-Corp. .......................................             366            11,851
Assurant, Inc. ..............................................             309            17,777
Assured Guaranty Ltd. .......................................             148             4,175
Astoria Financial Corp. .....................................             307             8,154
Avalonbay Communities, Inc. REIT ............................             225            27,509
Axis Capital Holdings Ltd. ..................................             420            15,582
BancorpSouth, Inc. ..........................................             625            15,356

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
FINANCIALS, CONTINUED
Bank of America Corp. .......................................           2,434           123,891
Bank of Hawaii Corp. ........................................             314            16,611
Bank of New York Co. ........................................             410            16,597
BB&T Corp. ..................................................             302            12,569
Bear Stearns Cos. ...........................................              65            10,121
BlackRock, Inc. .............................................              17             2,545
Boston Properties, Inc. REIT ................................             101            11,874
Brandywine Realty Trust REIT ................................             764            25,120
BRE Properties, Inc. REIT ...................................             349            20,954
Brown & Brown, Inc. .........................................             315             8,111
Camden Property Trust REIT ..................................             161            11,214
Capital One Financial Corp. .................................             200            14,852
CapitalSource, Inc. REIT ....................................             367             9,458
CB Richard Ellis Group, Inc. Cl A (a) .......................             537            18,177
CBOT Holding, Inc. (a) ......................................             117            22,074
Charles Schwab Corp. ........................................             763            14,589
Chicago Mercantile Exchange Holdings, Inc. Cl A .............              23            11,885
Chittenden Corp. ............................................             387            11,246
Chubb Corp. .................................................             224            12,058
Cincinnati Financial Corp. ..................................             494            22,349
CIT Group, Inc. .............................................             605            36,088
Citigroup, Inc. .............................................           2,688           144,131
Citizens Banking Corp. ......................................             641            12,826
City National Corp. .........................................             137            10,031
Colonial Bancgroup, Inc. ....................................             456            10,971
Colonial Properties Trust REIT ..............................             381            18,901
Comerica, Inc. ..............................................              79             4,891
Commerce Bancshares, Inc. ...................................             196             9,279
Commerce Group, Inc. ........................................             541            17,642
Compucredit Corp. (a) .......................................             112             4,050
Conseco, Inc. (a) ...........................................             452             7,996
Corporate Office Properties Trust REIT ......................             301            14,180
Countrywide Financial Corp. .................................             319            11,829
Cousins Properties, Inc. REIT ...............................             340            11,414
Covanta Holding Corp. .......................................             344             8,442
Crescent Real Estate Equities Co. REIT ......................             273             5,599
DCT Industrial Trust, Inc. REIT .............................           1,579            17,732
Digital Realty Trust, Inc. REIT .............................             410            16,585
Dime Community Bancshares ...................................             270             3,594
Downey Financial Corp. ......................................             175            11,716
Duke Realty Corp. REIT ......................................             409            17,632
E*TRADE Financial Corp. (a) .................................           1,242            27,423
East West Bancorp, Inc. .....................................             402            16,024
Eaton Vance Corp. ...........................................             368            14,065
Endurance Specialty Holdings Ltd. ...........................             169             6,324
Equity Inns, Inc. REIT ......................................             423             7,233
Equity Lifestyle Properties, Inc. REIT ......................             132             7,164
Erie Indemnity Co. Cl A .....................................             172             9,039
Essex Property Trust, Inc. REIT .............................             161            20,746
Everest Re Group Ltd. .......................................             197            19,826
F.N.B. Corp. ................................................             545             9,145
Fannie Mae ..................................................             503            29,637
Federal Realty Investment Trust REIT ........................             148            13,345
Federated Investors, Inc., Cl B .............................             294            11,219
Felcor Lodging Trust, Inc. REIT .............................             513            13,097
Fidelity National Title Group ...............................             763            19,449
Fifth Third Bancorp .........................................             229             9,295
First American Corp. ........................................             253            13,030
First Bancorp (Puerto Rico) .................................             601             7,537
First Horizon National Corp. ................................             354            13,880

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
FINANCIALS, CONTINUED
First Marblehead Corp. ......................................             169             6,126
First Midwest Bancorp .......................................             421            15,131
First Niagara Financial Group, Inc. .........................             933            12,689
Firstfed Financial Corp. (a) ................................             156             9,591
FirstMerit Corp. ............................................             628            13,113
Forest City Enterprises, Inc. Cl A ..........................             158            10,556
Franklin Resources, Inc. ....................................             123            16,151
Franklin Street Properties REIT .............................             599            10,812
Freddie Mac .................................................             382            24,746
Fremont General Corp. .......................................             489             3,692
Friedman Billings Ramsey Group, Inc. Cl A REIT ..............           1,114             6,183
Fulton Financial Corp. ......................................           1,456            21,432
Genworth Financial, Inc. Cl A ...............................             212             7,736
Goldman Sachs Group, Inc. ...................................             199            43,503
Greater Bay Bancorp .........................................             424            10,935
Hartford Financial Services Group, Inc. .....................             170            17,204
HCC Insurance Holdings, Inc. ................................             345            10,578
Health Care Property Investors, Inc. REIT ...................             646            22,862
Health Care Realty Trust, Inc. REIT .........................             402            13,692
Health Care REIT, Inc. ......................................             602            27,234
Hilb Rogal & Hobbs Co. ......................................             220             9,559
Home Properties, Inc. REIT ..................................             249            13,869
Horace Mann Educators Corp. .................................             343             7,217
Hospitality Properties Trust REIT ...........................             291            13,249
Host Marriott Corp. REIT ....................................           1,811            46,434
HRPT Properties Trust REIT ..................................           1,733            21,212
Hudson City Bancorp, Inc. ...................................           1,514            20,166
Huntington Bancshares, Inc. .................................             652            14,461
IMPAC Mortgage Holdings, Inc. REIT ..........................             571             3,169
IndyMac Bancorp, Inc. .......................................             620            18,749
Intercontinentalexchange, Inc. (a) ..........................             184            23,368
International Bancshares Corp. ..............................             168             4,830
International Securities Exchange Holdings, Inc. ............             273            18,206
Investment Technology Group, Inc. (a) .......................             311            11,768
Investors Financial Services Corp. ..........................             178            11,015
IPC Holdings Ltd. ...........................................             196             5,876
iStar Financial, Inc. REIT ..................................             383            18,353
Janus Capital Group, Inc. ...................................             617            15,437
Jefferies Group, Inc. .......................................             358            11,349
Jones Lang LaSalle, Inc. ....................................              95            10,212
JPMorgan Chase & Co. ........................................           1,880            97,948
KeyCorp .....................................................             187             6,672
Kilroy Realty Corp. REIT ....................................             201            15,262
Kimco Realty Corp. REIT .....................................             695            33,409
KKR Financial Corp. REIT ....................................             229             6,117
Knight Capital Group, Inc. Cl A (a) .........................             881            14,272
LaBranche & Co., Inc. (a) ...................................             452             3,679
LaSalle Hotel Properties REIT ...............................             287            13,325
Lazard Ltd. .................................................             317            17,166
Legg Mason, Inc. ............................................              96             9,522
Lehman Brothers Holdings, Inc. ..............................             297            22,358
Lexington Corporate Properties Trust REIT ...................             503            10,508
Liberty Property Trust REIT .................................             269            13,017
Lincoln National Corp. ......................................             132             9,392
Loews Corp. .................................................             254            12,019
M&T Bank Corp. ..............................................              39             4,342
Macerich Co. REIT ...........................................             203            19,309

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
FINANCIALS, CONTINUED
Mack-Cali Realty Corp. REIT .................................             212            10,382
MAF Bancorp, Inc. ...........................................             265            10,640
Markel Corp. ................................................              25            11,473
Marsh & McLennan Cos. .......................................             307             9,750
Marshall & Ilsley Corp. .....................................             768            36,879
MasterCard, Inc. Cl A .......................................             176            19,656
MBIA, Inc. ..................................................             421            29,285
Mellon Financial Corp. ......................................             192             8,243
Mercury General Corp. .......................................              75             4,061
Merrill Lynch & Co., Inc. ...................................             454            40,964
MetLife, Inc. ...............................................             232            15,242
MGIC Investment Corp. .......................................             258            15,895
Mid-America Apartment Communities, Inc. REIT ................             175             9,441
Montpelier Re Holdings Ltd. .................................             315             5,752
Moody's Corp. ...............................................             174            11,505
Morgan Stanley ..............................................             503            42,257
Nasdaq Stock Market, Inc. (a) ...............................             258             8,400
National City Corp. .........................................             319            11,659
National Financial Partners Corp. ...........................             241            11,103
National Retail Properties, Inc. REIT .......................             565            13,532
Nationwide Financial Services, Inc. Cl A ....................             466            26,623
Nationwide Health Properties, Inc. REIT .....................             666            21,352
New York Community Bancorp, Inc. ............................             795            13,881
NewAlliance Bancshares, Inc. ................................             855            13,347
Newcastle Investment Corp. REIT .............................             451            13,174
NovaStar Financial, Inc. REIT ...............................             327             2,407
Nuveen Investments, Inc. ....................................             227            12,099
Nyse Euronext (a) ...........................................             158            13,324
Ohio Casualty Corp. .........................................             504            15,947
Old National Bancorp ........................................             541             9,673
Old Republic International Corp. ............................             640            13,613
Pacific Capital Bancorp .....................................             396            10,664
Park National Corp. .........................................              73             6,480
PartnerRe Ltd. ..............................................             168            12,099
Pennsylvania Real Estate Investment Trust REIT ..............             310            14,403
People's United Financial ...................................             401             7,984
Philadelphia Consolidated Holding Co. (a) ...................             412            17,881
Phoenix Cos., Inc. ..........................................             927            13,812
Piper Jaffray Cos., Inc. (a) ................................             140             8,933
Plum Creek Timber Co., Inc. REIT ............................             537            21,319
PMI Group, Inc. .............................................             247            11,972
PNC Financial Services Group, Inc. ..........................             197            14,598
Popular, Inc. ...............................................             756            12,708
Post Properties, Inc. REIT ..................................             327            15,327
Potlatch Corp. REIT .........................................             318            13,798
Principal Financial Group, Inc. .............................             129             8,190
ProAssurance Corp. (a) ......................................             217            11,683
Protective Life Corp. .......................................             190             8,911
Provident Bankshares Corp. ..................................             278             8,907
Provident Financial Services, Inc. ..........................             433             7,422
Prudential Financial, Inc. ..................................             263            24,985
Public Storage, Inc. REIT ...................................              82             7,652
Radian Group, Inc. ..........................................             238            13,830
RAIT Investment Trust REIT ..................................             581            16,355
Raymond James Financial, Inc. ...............................             333            10,216
Rayonier, Inc. REIT .........................................             233            10,105
Realty Income Corp. REIT ....................................             837            23,352
Redwood Trust, Inc. REIT ....................................             187             9,389
Regency Centers Corp. REIT ..................................             199            16,398

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
FINANCIALS, CONTINUED
Regions Financial Corp. .....................................             370            12,996
Reinsurance Group of America, Inc. ..........................              89             5,546
RenaissanceRe Holdings Ltd. .................................             184             9,964
RLI Corp. ...................................................             166             9,245
Safeco Corp. ................................................             329            21,957
SEI Investments Co. .........................................             216            13,182
Senior Housing Properties Trust REIT ........................             784            17,899
Simon Property Group, Inc. REIT .............................             159            18,330
Sky Financial Group, Inc. ...................................             391            10,655
SL Green Realty Corp. REIT ..................................             168            23,671
South Financial Group, Inc. .................................             628            14,212
Sovereign Bancorp, Inc. .....................................           1,055            25,604
St. Joe Co. .................................................             208            11,779
Sterling Bancshares, Inc. ...................................             540             6,172
Sterling Financial Corp. ....................................             472            13,915
Strategic Hotel Capital, Inc. REIT ..........................             707            15,307
Sunstone Hotel Investors, Inc. REIT .........................             489            13,946
SunTrust Banks, Inc. ........................................             190            16,040
Susquehanna Bancshares, Inc. ................................             448             9,981
SVB Financial Group (a) .....................................             242            12,395
SWS Group, Inc. .............................................             234             6,082
Synovus Financial Corp. .....................................             845            26,668
T. Rowe Price Group, Inc. ...................................             741            36,813
Taubman Centers, Inc. REIT ..................................             370            20,739
TCF Financial Corp. .........................................             370            10,020
TD Ameritrade Holding Corp. (a) .............................             156             2,660
Thornburg Mortgage, Inc. REIT ...............................             312             8,674
Torchmark Corp. .............................................             320            21,856
Travelers Companies, Inc. ...................................             357            19,314
Trustco Bank Corp. ..........................................             596             5,465
Trustmark Corp. .............................................             414            11,017
U.S. Bancorp ................................................             912            31,327
UCBH Holdings, Inc. .........................................             776            13,937
UDR, Inc. REIT ..............................................             397            11,926
Umpqua Holdings Corp. .......................................             544            13,567
UnionBanCal Corp. ...........................................             163            10,021
United Bankshares, Inc. .....................................             336            11,256
Unitrin, Inc. ...............................................             127             5,988
UnumProvident Corp. .........................................           1,077            26,796
Valley National Bancorp .....................................             331             8,397
Ventas, Inc. REIT ...........................................             307            12,943
Vornado Realty Trust REIT ...................................             117            13,880
W Holding Co., Inc. .........................................           1,143             5,532
Wachovia Corp. ..............................................           1,031            57,262
Waddell & Reed Financial, Inc. ..............................             242             5,861
Washington Federal, Inc. ....................................             729            17,285
Washington Mutual, Inc. .....................................             465            19,521
Webster Financial Corp. .....................................             452            20,091
Weingarten Realty Investors REIT ............................             236            11,295
Wells Fargo & Co. ...........................................           1,697            60,905
Westamerica Bancorp .........................................             218            10,209
White Mountains Insurance Group Ltd. ........................              22            12,606
Whitney Holding Corp. .......................................             564            17,354
Willis Group Holdings Ltd. ..................................             346            14,193
Wilmington Trust Corp. ......................................             192             7,768
Wintrust Financial Corp. ....................................             188             8,080
XL Capital Ltd., Cl A .......................................             104             8,110
Zenith National Insurance Corp. .............................             349            16,141
                                                                                ---------------
                                                                                      4,218,510
                                                                                ---------------
HEALTH CARE (5.94%)
Abbott Laboratories .........................................           1,157            65,509
Abraxis BioScience, Inc. ....................................              67             1,843

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
HEALTH CARE, CONTINUED
Adams Respiratory Therapeutics, Inc. (a) ....................             237             8,890
Advanced Medical Optics, Inc. (a) ...........................             155             6,267
Aetna, Inc. .................................................             398            18,658
Affymetrix, Inc. (a) ........................................             181             4,755
Alcon, Inc. .................................................              55             7,421
Alexion Pharmaceuticals, Inc. ...............................             235             9,837
Alkermes, Inc. (a) ..........................................             734            12,060
Allergan, Inc. ..............................................             109            13,211
American Medical Systems Holdings, Inc. (a) .................             490             8,688
Amerigroup Corp. (a) ........................................             396            11,139
Amgen, Inc. .................................................             870            55,802
Amylin Pharmaceuticals, Inc. ................................             322            13,308
Applied Biosystems Group-Applera Corp. ......................             556            17,369
Apria Health Care Group, Inc. ...............................             359            11,395
Arthrocare Corp. ............................................             204             8,417
Barr Pharmaceuticals, Inc. ..................................             319            15,427
Bausch & Lomb, Inc. .........................................             149             8,766
Baxter International, Inc. ..................................             543            30,750
Beckman Coulter, Inc. .......................................             172            10,803
Becton Dickinson & Co. ......................................             167            13,141
Bio-Rad Laboratories, Inc. Cl A .............................             111             7,855
Biogen Idec, Inc. (a) .......................................             250            11,802
BioMarin Pharmaceutical, Inc. (a) ...........................             535             8,646
Biomet, Inc. ................................................             160             6,912
Biosite, Inc. ...............................................             117            10,823
Boston Scientific Corp. (a) .................................             956            14,761
Bristol-Myers Squibb Co. ....................................           1,090            31,457
Brookdale Senior Living, Inc. ...............................             164             7,447
C.R. Bard, Inc. .............................................             286            23,775
Celera Genomics Group-Applera Corp. .........................             727            10,178
Celgene Corp. (a) ...........................................             279            17,064
Cephalon, Inc. (a) ..........................................             170            13,534
CIGNA Corp. .................................................              59             9,180
Community Health Systems, Inc. (a) ..........................             264             9,715
Cooper Cos. .................................................             122             6,234
Covance, Inc. (a) ...........................................             177            10,709
Coventry Health Care, Inc. (a) ..............................             439            25,387
Cubist Pharmaceuticals, Inc. (a) ............................             321             6,885
CV Therapeutics, Inc. (a) ...................................             397             3,347
Cyberonics, Inc. (a) ........................................             159             3,476
Cytyc Corp. (a) .............................................             313            11,027
Dade Behring Holdings, Inc. .................................             240            11,786
DaVita, Inc. (a) ............................................             280            15,291
Delta Pine & Land Co. .......................................             276            11,382
Dentsply International, Inc. ................................             401            13,397
Edwards Lifesciences Corp. ..................................             396            19,404
Eli Lilly & Co. .............................................             511            30,215
Endo Pharmaceuticals Holdings, Inc. (a) .....................             369            11,417
Enzo Biochem, Inc. (a) ......................................             255             4,287
Express Scripts, Inc. (a) ...................................              82             7,835
Forest Laboratories, Inc. (a) ...............................             230            12,238
Gen-Probe, Inc. (a) .........................................             353            18,042
Genentech, Inc. (a) .........................................             346            27,677
Genzyme Corp. (a) ...........................................             188            12,278
Gilead Sciences, Inc. (a) ...................................             329            26,886
Haemonetics Corp. (a) .......................................             189             9,042
Health Management Associates, Inc. Cl A .....................             695             7,430
Health Net, Inc. (a) ........................................             313            16,921

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
HEALTH CARE, CONTINUED
Healthways, Inc. (a) ........................................             242            10,266
Henry Schein, Inc. (a) ......................................             260            13,554
Hologic, Inc. (a) ...........................................             371            21,351
Human Genome Sciences, Inc. (a) .............................             958            10,318
Humana, Inc. (a) ............................................             483            30,545
IDEXX Laboratories, Inc. (a) ................................             213            19,206
Illumina, Inc. (a) ..........................................             454            14,814
Immucor, Inc. (a) ...........................................             475            15,499
Incyte Corp. (a) ............................................             669             5,158
InterMune, Inc. (a) .........................................             190             5,493
Intuitive Surgical, Inc. (a) ................................              99            12,836
Invacare Corp. ..............................................             267             4,977
Invitrogen Corp. (a) ........................................             147             9,624
Johnson & Johnson ...........................................           2,134           137,045
Kinetic Concepts, Inc. (a) ..................................             143             7,150
King Pharmaceuticals, Inc. (a) ..............................             715            14,622
Kyphon, Inc. (a) ............................................             312            14,542
Laboratory Corp. of America Holdings (a) ....................             363            28,655
Lincare Holdings, Inc. (a) ..................................             260            10,254
Magellan Health Services, Inc. (a) ..........................             274            11,755
Manor Care, Inc. ............................................             212            13,757
Medarex, Inc. (a) ...........................................             898            12,294
Medco Health Solutions, Inc. (a) ............................             211            16,462
Medicines Co. (a) ...........................................             352             8,019
Medicis Pharmaceutical Corp. ................................             381            11,582
Medimmune, Inc. (a) .........................................             706            40,016
Medtronic, Inc. .............................................             846            44,779
Mentor Corp. ................................................             294            11,440
Merck & Co., Inc. ...........................................           1,146            58,950
MGI Pharma, Inc. (a) ........................................             549            12,089
Millennium Pharmaceuticals, Inc. (a) ........................             925            10,249
Millipore Corp. (a) .........................................             148            10,927
Mylan Laboratories, Inc. ....................................             716            15,702
Myriad Genetics, Inc. (a) ...................................             291            10,636
Nabi Biopharmaceuticals (a) .................................             528             2,746
Nektar Therapeutics (a) .....................................             627             7,756
Neurocrine Biosciences, Inc. (a) ............................             305             3,883
Noven Pharmaceuticals, Inc. (a) .............................             172             4,027
Odyssey Healthcare, Inc. (a) ................................             323             4,309
Onyx Pharmaceuticals, Inc. (a) ..............................             302             8,082
OSI Pharmaceuticals, Inc. (a) ...............................             152             5,274
Par Pharmaceutical Cos., Inc. (a) ...........................             237             6,382
PAREXEL International Corp. (a) .............................             198             7,777
Patterson Cos., Inc. (a) ....................................             361            13,018
PDL BioPharma, Inc. (a) .....................................             307             7,755
Pediatrix Medical Group, Inc. (a) ...........................             339            19,340
Perrigo Co. .................................................             636            12,084
Pfizer, Inc. ................................................           3,799           100,522
Pharmaceutical Product Development, Inc. ....................             281            10,136
PolyMedica Corp. ............................................             126             5,095
PSS World Medical, Inc. (a) .................................             493             9,909
Psychiatric Solutions, Inc. (a) .............................             333            11,678
Quest Diagnostics, Inc. .....................................              98             4,791
Regeneron Pharmaceuticals, Inc. (a) .........................             471            12,811
ResMed, Inc. (a) ............................................             197             8,325
Respironics, Inc. (a) .......................................             197             8,030
Schering-Plough Corp. .......................................           1,217            38,615
Sepracor, Inc. (a) ..........................................             296            15,889
Sierra Health Services, Inc. (a) ............................             358            14,828
St. Jude Medical, Inc. (a) ..................................             256            10,954
Steris Corp. ................................................             605            15,464
Stryker Corp. ...............................................             203            13,183

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
HEALTH CARE, CONTINUED
Sunrise Senior Living, Inc. (a) .............................             309            11,832
Techne Corp. (a) ............................................             261            15,391
Telik, Inc. (a) .............................................             200             1,194
Tenet Health Care Corp. (a) .................................           1,385            10,277
Thermo Electron Corp. (a) ...................................             334            17,388
Thervance, Inc (a) ..........................................             359            11,894
United Therapeutics Corp. (a) ...............................             165             9,225
UnitedHealth Group, Inc. ....................................             991            52,582
Universal Health Services, Inc. Cl B ........................             143             8,683
Varian Medical Systems, Inc. (a) ............................             360            15,196
Varian, Inc. (a) ............................................             217            12,577
Ventana Medical Systems, Inc. (a) ...........................             249            12,099
Vertex Pharmaceuticals, Inc. (a) ............................             345            10,605
Viasys Health Care, Inc. (a) ................................             234             7,493
Waters Corp. (a) ............................................             287            17,056
Watson Pharmaceuticals, Inc. (a) ............................             302             8,245
WellCare Health Plans, Inc. (a) .............................             242            19,503
Wyeth .......................................................             693            38,461
Zimmer Holdings, Inc. (a) ...................................             178            16,105
                                                                                ---------------
                                                                                      2,212,233
                                                                                ---------------
INDUSTRIALS (7.94%)
AAR Corp. ...................................................             265             8,093
Accenture Ltd. Cl A .........................................             412            16,109
Actuant Corp. Cl A ..........................................             190            10,070
Acuity Brands, Inc. .........................................             309            18,268
Administaff, Inc. ...........................................             183             6,074
Aeroflex, Inc. ..............................................             637             8,943
Affiliated Computer Services, Inc. Cl A .....................             271            16,236
Agilent Technologies, Inc. (a) ..............................             284             9,761
Albany International Corp. ..................................             242             9,269
Alliance Data Systems Corp. .................................             191            12,159
Alliant Techsystems, Inc. ...................................             228            21,234
Allied Waste Industries, Inc. ...............................             906            12,113
Ametek, Inc. ................................................             279            10,122
Amphenol, Inc. ..............................................             500            17,555
Anixter International, Inc. .................................             238            17,041
Aptargroup, Inc. ............................................             227            16,628
Armor Holdings, Inc. ........................................             232            16,588
Astec Industries, Inc. ......................................             119             4,843
Automatic Data Processing, Inc. .............................             403            18,038
BE Aerospace, Inc. ..........................................             593            21,733
BearingPoint, Inc. ..........................................             527             3,868
Belden Cdt, Inc. ............................................             333            18,608
Bemis Co., Inc. .............................................             312            10,365
Black Box Corp. .............................................             163             5,940
Boeing Co. ..................................................             524            48,732
Bowne & Co. .................................................             237             3,953
Brink's Co. .................................................             318            20,193
Broadridge Fin. Solutions (a) ...............................             100             2,004
Bucyrus International, Inc. Cl A ............................             230            14,430
Burlington Northern Santa Fe Corp. ..........................             217            18,996
C.H. Robinson Worldwide, Inc. ...............................             513            27,425
Carlisle Cos. ...............................................             418            17,213
Ceradyne, Inc. (a) ..........................................             152             8,945
CheckFree Corp. (a) .........................................             210             7,069
Checkpoint Systems, Inc. (a) ................................             336             7,389
Choicepoint, Inc. (a) .......................................             243             9,227
Cognex Corp. ................................................             271             5,840
Coherent, Inc. (a) ..........................................             224             7,031
Commscope, Inc. (a) .........................................             451            21,039
Con-way, Inc. ...............................................             146             7,976
Convergys Corp. (a) .........................................             403            10,180
Cooper Industries, Ltd. .....................................             568            28,264

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
INDUSTRIALS, CONTINUED
Corporate Executive Board Co. ...............................             111             7,064
Corrections Corp. of America (a) ............................             421            23,913
Cummins, Inc. ...............................................             256            23,593
Danaher Corp. ...............................................             174            12,387
Deere & Co. .................................................             111            12,143
Deluxe Corp. ................................................             411            15,556
Dionex Corp. (a) ............................................             126             8,694
Donaldson Co., Inc. .........................................             494            17,745
Dover Corp. .................................................             573            27,573
DRS Technologies, Inc. ......................................             272            13,684
Eagle Materials, Inc. .......................................             303            13,517
EGL, Inc. (a) ...............................................             228             9,047
Electro Scientific Industries, Inc. (a) .....................             235             4,841
EMCOR Group, Inc. (a) .......................................             220            13,792
Energy Conversion Devices, Inc. (a) .........................             267             9,454
ESCO Technologies, Inc. (a) .................................             154             7,016
Esterline Technologies Corp. (a) ............................             159             6,635
Expeditors International of Washington, Inc. ................             588            24,578
Fastenal Co. ................................................             383            15,749
Fidelity National Information Services, Inc. ................             797            40,272
First Data Corp. ............................................             544            17,626
Fiserv, Inc. (a) ............................................             518            27,542
Flextronics International Ltd. (a) ..........................           1,869            20,839
Flir Systems, Inc. (a) ......................................             406            16,439
Florida Rock Industries, Inc. ...............................             177            12,234
Flowserve Corp. .............................................             147             8,968
Fluor Corp. .................................................             237            22,662
Forrester Research, Inc. (a) ................................             109             2,810
Fortune Brands, Inc. ........................................              80             6,408
Forward Air Corp. ...........................................             230             7,017
Foster Wheeler Ltd. (a) .....................................             181            12,458
FTI Consulting, Inc. (a) ....................................             268             9,854
Gardner Denver, Inc. (a) ....................................             374            14,137
General Cable Corp. (a) .....................................             321            18,438
General Dynamics Corp. ......................................             181            14,209
General Electric Co. ........................................           5,504           202,877
General Maritime Corp. ......................................             227             7,280
Genlyte Group, Inc. (a) .....................................              73             5,695
Global Payments, Inc. .......................................             231             8,773
Goodrich Corp. ..............................................             369            20,974
Graco, Inc. .................................................             182             7,189
GrafTech International Ltd. (a) .............................             819             8,174
Granite Construction, Inc. ..................................             239            14,397
Harsco Corp. ................................................             220            11,220
Honeywell International, Inc. ...............................             395            21,401
Hubbell, Inc. Cl B ..........................................             149             7,702
IDEX Corp. ..................................................             372            19,519
Ingersoll-Rand Co. Ltd. Cl A ................................             152             6,787
Insituform Technologies, Inc. Cl A (a) ......................             220             4,488
Iron Mountain, Inc. (a) .....................................             486            13,657
Itron, Inc. (a) .............................................             185            12,458
ITT Corp. ...................................................             535            34,138
Jabil Circuit, Inc. .........................................             506            11,790
Jacobs Engineering Group, Inc. (a) ..........................             326            16,440
Joy Global, Inc. ............................................             333            16,860
Kaman Corp. .................................................             194             4,811
Kaydon Corp. ................................................             205             9,744
Kemet Corp. (a) .............................................             693             5,877
Kennametal, Inc. ............................................             244            17,217
Kirby Corp. (a) .............................................             169             6,388
L-3 Communications Holdings, Inc. ...........................             353            31,745

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
INDUSTRIALS, CONTINUED
Landstar System, Inc. .......................................             403            19,469
Lincoln Electric Holdings, Inc. .............................             280            17,844
Littelfuse, Inc. (a) ........................................             151             6,057
Lockheed Martin Corp. .......................................             233            22,401
Louisiana-Pacific Corp. .....................................             301             5,933
Manitowoc Co. ...............................................             396            27,019
Manpower, Inc. ..............................................             253            20,303
Martin Marietta Materials, Inc. .............................             125            18,228
Masco Corp. .................................................             201             5,469
McDermott International, Inc. (a) ...........................             300            16,098
MDU Resources Group, Inc. ...................................             492            14,908
MeadWestvaco Corp. ..........................................             533            17,781
Methode Electronics, Inc. ...................................             328             4,946
Mettler-Toledo International, Inc. (a) ......................             115            11,226
Molex, Inc. Cl A ............................................             227             6,081
Monster Worldwide, Inc. (a) .................................             316            13,288
Moog, Inc. Cl A (a) .........................................             273            11,608
MSC Industrial Direct Co. ...................................             296            14,427
Mueller Industries, Inc. ....................................             310            10,168
Mueller Water Products, Inc., Cl B ..........................             556             7,967
National Instruments Corp. ..................................             370            10,308
Navigant Consulting, Inc. (a) ...............................             355             6,809
NCI Building Systems, Inc (a) ...............................             152             7,595
Neustar, Inc. (a) ...........................................             236             6,787
Nordson Corp. ...............................................             215             9,853
Norfolk Southern Corp. ......................................             240            12,778
Northrop Grumman Corp. ......................................             176            12,955
Old Dominion Freight Line, Inc. (a) .........................             238             7,035
OMI Corp. ...................................................             560            16,279
Orbotech Ltd. (a) ...........................................             268             6,145
Oshkosh Truck Corp. .........................................             204            11,412
Owens Corning, Inc. (a) .....................................             270             8,276
Owens-Illinois, Inc. (a) ....................................             398            11,976
Pacer International, Inc. ...................................             345             8,815
Packaging Corp. of America ..................................             253             6,264
Pactiv Corp. (a) ............................................             423            14,627
Pall Corp. ..................................................             372            15,605
Park Electrochemical Corp. ..................................             138             3,802
Parker Hannifin Corp. .......................................             329            30,314
Paychex, Inc. ...............................................             245             9,090
Pentair, Inc. ...............................................             347            11,153
PerkinElmer, Inc. ...........................................           1,040            25,168
Power-One, Inc. (a) .........................................             659             2,807
Powerwave Technologies, Inc. (a) ............................             949             5,912
Precision Castparts Corp. ...................................             402            41,852
Quanta Services, Inc. .......................................             844            23,202
R.R. Donnelley & Sons Co. ...................................             697            28,019
Raytheon Co. ................................................             216            11,565
Regal Beloit ................................................             233            10,746
Republic Services, Inc. .....................................             567            15,836
Resources Connection, Inc. (a) ..............................             337            10,167
Robert Half International, Inc. .............................             474            15,784
Rockwell Automation Corp. ...................................             110             6,549
Rockwell Collins, Inc. ......................................             461            30,274
Roper Industries, Inc. ......................................             242            13,567
Ryder System, Inc. ..........................................             173             9,107
Sanmina-SCI Corp. (a) .......................................           1,514             5,223
Sealed Air Corp. ............................................             454            14,937
Shaw Group, Inc. (a) ........................................             618            20,042
Smurfit-Stone Container Corp. (a) ...........................             751             9,050
Solectron Corp. (a) .........................................           2,698             9,038
Sonoco Products Co. .........................................             293            12,494
Spherion Corp. (a) ..........................................             510             4,361
Spirit Aerosystems Holding, Inc. (a) ........................             417            13,190

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
INDUSTRIALS, CONTINUED
SPX Corp. ...................................................             161            11,412
Stericycle, Inc. (a) ........................................             297            25,881
TASER International, Inc. (a) ...............................             451             3,892
Tektronix, Inc. .............................................             232             6,818
Teleflex, Inc. ..............................................             222            15,946
Teletech Holdings, Inc. (a) .................................             255             9,621
Terex Corp. (a) .............................................             301            23,433
Tetra Tech, Inc. (a) ........................................             481            10,014
Texas Industries, Inc. ......................................             168            12,797
Textron, Inc. ...............................................              64             6,507
Thomas & Betts Corp. (a) ....................................             164             8,935
Timken Co. ..................................................             261             8,608
Toro Co. ....................................................             295            14,824
Trimble Navigation Ltd. (a) .................................             762            21,854
Trinity Industries, Inc. ....................................             228            10,579
Tyco International Ltd. .....................................           1,056            34,457
Union Pacific Corp. .........................................             142            16,224
United Rentals, Inc. (a) ....................................             562            18,827
USG Corp. (a) ...............................................             210             9,692
UTi Worldwide, Inc. .........................................             219             5,140
Viad Corp. ..................................................             170             6,943
Vishay Intertechnology, Inc. (a) ............................             482             8,025
Vistaprint Ltd. (a) .........................................             300            11,214
Vulcan Materials Co. ........................................             231            28,568
W.W. Grainger, Inc. .........................................             226            18,672
Wabash National Corp. .......................................             249             3,874
Wabtec ......................................................             353            13,114
Washington Group International, Inc. (a) ....................             204            13,652
Waste Connections, Inc. (a) .................................             482            15,024
Waste Management, Inc. ......................................             304            11,373
Watsco, Inc. ................................................             145             7,710
Watson Wyatt & Co. Holdings .................................             320            15,082
Werner Enterprises, Inc. ....................................             463             8,755
Wesco International, Inc. (a) ...............................             129             8,149
Western Union Co. ...........................................             544            11,451
World Fuel Services Corp. ...................................             206             9,519
YRC Worldwide, Inc. (a) .....................................             543            21,606
Zebra Technologies Corp. Cl A (a) ...........................             196             7,799
                                                                                ---------------
                                                                                      2,956,039
                                                                                ---------------
OIL & GAS (4.05%)
Anadarko Petroleum Corp. ....................................             252            11,758
Apache Corp. ................................................             180            13,050
Atwood Oceanics, Inc. .......................................             161            10,127
Baker Hughes, Inc. ..........................................             239            19,213
BJ Services Co. .............................................             910            26,081
Cabot Oil & Gas Corp. .......................................             622            22,653
Cameron International Corp. (a) .............................             310            20,017
Cheniere Energy, Inc. (a) ...................................             362            12,073
Chevron Corp. ...............................................           1,164            90,548
Cimarex Energy Co. ..........................................             255            10,047
ConocoPhillips ..............................................             800            55,480
Core Laboratories N.V. (a) ..................................             163            14,820
Crosstex Energy, Inc. .......................................             321             9,646
Denbury Resources, Inc. (a) .................................             319            10,556
Devon Energy Corp. ..........................................             205            14,938
Diamond Offshore Drilling, Inc. .............................              41             3,510
Dresser-Rand Group, Inc. (a) ................................             257             8,201
Dynegy, Inc. (a) ............................................           3,361            31,627
El Paso Corp. ...............................................           2,264            33,960
ENSCO International, Inc. ...................................             421            23,736
EOG Resources, Inc. .........................................             187            13,733
Exco Resources, Inc. (a) ....................................             790            13,264
Exxon Mobil Corp. ...........................................           3,050           242,109

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
OIL & GAS, CONTINUED
FMC Technologies, Inc. (a) ..................................             186            13,184
Forest Oil Corp. (a) ........................................             509            17,937
Global Industries Ltd. (a) ..................................             718            14,906
Grant Prideco, Inc. (a) .....................................             358            18,451
Grey Wolf, Inc. (a) .........................................           1,638            11,728
Halliburton Co. .............................................             719            22,843
Hanover Compressor Co. (a) ..................................             738            15,963
Helix Energy Solutions Group, Inc. (a) ......................             221             8,455
Hess Corp. ..................................................             158             8,967
Holly Corp. .................................................             295            18,762
Houston Exploration Co. (a) .................................             204            11,295
Hydril (a) ..................................................             109            10,553
Input/Output, Inc. (a) ......................................             571             7,988
Lone Star Technologies, Inc. (a) ............................             222            14,743
Marathon Oil Corp. ..........................................             191            19,396
Mariner Energy, Inc. (a) ....................................             752            16,958
National Oilwell Varco, Inc. (a) ............................             121            10,267
Newpark Resources, Inc. (a) .................................             784             6,444
Noble Corp. .................................................             375            31,579
Occidental Petroleum Corp. ..................................             463            23,474
Oceaneering International, Inc. (a) .........................             375            17,827
OGE Energy Corp. ............................................             245             9,418
Parker Drilling Co. (a) .....................................             812             8,818
Penn Virginia Corp. .........................................             135            10,807
Plains Exploration & Production Co. (a) .....................             205             9,633
Pogo Producing Co. ..........................................             155             7,480
Pride International, Inc. (a) ...............................             468            15,355
Quicksilver Resources, Inc. (a) .............................             170             7,116
Range Resources Corp. .......................................             375            13,706
Schlumberger Ltd. ...........................................             854            63,051
SEACOR Holding, Inc. (a) ....................................             154            14,673
Smith International, Inc. ...................................             577            30,258
Southwestern Energy Co. (a) .................................             460            19,320
St. Mary Land & Exploration Co. .............................             383            14,025
Stone Energy Corp. (a) ......................................             202             5,985
Sunoco, Inc. ................................................             418            31,572
Superior Energy Services, Inc. (a) ..........................             561            20,381
Tesoro Corp. ................................................             202            24,482
Tetra Technologies, Inc. (a) ................................             513            13,589
TODCO (a) ...................................................             359            16,320
Transocean, Inc. (a) ........................................             224            19,309
Ultra Petroleum Corp. (a) ...................................             487            27,623
Unit Corp. (a) ..............................................             317            18,117
Universal Compression Holdings (a) ..........................             230            15,311
Valero Energy Corp. .........................................             317            22,263
W-H Energy Services, Inc. ...................................             214            11,580
Weatherford International Ltd. (a) ..........................             247            12,965
XTO Energy, Inc. ............................................             265            14,382
                                                                                ---------------
                                                                                      1,510,406
                                                                                ---------------
TECHNOLOGY (7.24%)
3Com Corp. (a) ..............................................           1,125             4,534
Actel Corp. .................................................             202             2,957
Adaptec, Inc. (a) ...........................................             937             3,617
Adobe Systems, Inc. (a) .....................................             414            17,206
Advanced Micro Devices, Inc. ................................             366             5,058
Advent Software, Inc. .......................................             150             5,034
Agile Software Corp. (a) ....................................             467             3,358
Agilysys, Inc. ..............................................             267             5,615
Akamai Technologies, Inc. (a) ...............................             467            20,585
Altera Corp. ................................................             990            22,315
American Tower Corp. Cl A ...................................             297            11,286
Amkor Technology, Inc. ......................................             820            11,472

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
TECHNOLOGY, CONTINUED
Analog Devices, Inc. ........................................             262            10,118
Andrew Corp. ................................................             453             4,947
Ansys, Inc. (a) .............................................             213            10,906
Apple Computer, Inc. ........................................             642            64,072
Applied Materials, Inc. .....................................           1,003            19,278
Ariba, Inc. (a) .............................................             612             5,398
Asyst Technologies, Inc. (a) ................................             425             3,039
ATMI, Inc. (a) ..............................................             234             7,238
Autodesk, Inc. ..............................................             670            27,651
Avaya, Inc. .................................................           1,354            17,494
Axcelis Technologies, Inc. ..................................             822             6,288
BEA Systems, Inc. ...........................................           1,124            13,252
Bmc Software, Inc. ..........................................             655            21,202
Borland Software Corp. ......................................             683             3,804
Broadcom Corp. (a) ..........................................             340            11,067
Brocade Communications Systems, Inc. (a) ....................           3,356            32,788
Brooks Automation, Inc. (a) .................................             627            10,954
C-COR, Inc. (a) .............................................             412             5,076
Cabot Microelectronics Corp. (a) ............................             163             5,239
Caci International, Inc. Cl A (a) ...........................             214             9,786
Cadence Design Systems, Inc. (a) ............................             820            18,204
CDW Corp. ...................................................             169            12,170
Cerner Corp. (a) ............................................             167             8,891
Check Point Software Technologies Ltd. (a) ..................             508            11,963
Ciber, Inc. (a) .............................................             478             3,896
Ciena Corp. (a) .............................................             581            16,942
Cisco Systems, Inc. (a) .....................................           4,475           119,661
Citrix Systems, Inc. (a) ....................................             525            17,115
Cognizant Technology Solutions Corp. (a) ....................             393            35,134
Computer Sciences Corp. (a) .................................             539            29,936
Compuware Corp. (a) .........................................             983             9,702
Conexant Systems, Inc. (a) ..................................           4,069             6,307
Corning, Inc. (a) ...........................................           1,179            27,966
Crown Castle International Corp. (a) ........................             601            20,638
CSG Systems International, Inc. (a) .........................             404            10,819
Cymer, Inc. (a) .............................................             280            11,343
Dell, Inc. (a) ..............................................           1,501            37,840
Dendrite International, Inc. (a) ............................             328             5,215
Digital River, Inc. (a) .....................................             278            16,271
DST Systems, Inc. (a) .......................................             156            12,176
Dycom Industries, Inc. (a) ..................................             321             8,317
EarthLink, Inc. (a) .........................................             810             6,205
Electronics for Imaging, Inc. (a) ...........................             504            13,442
EMC Corp. (a) ...............................................           1,607            24,394
Emulex Corp. (a) ............................................             710            14,896
Equinix, Inc. (a) ...........................................             175            14,607
Exar Corp. (a) ..............................................             288             3,882
Extreme Networks, Inc. (a) ..................................             936             3,828
F5 Networks, Inc. (a) .......................................             286            21,959
FormFactor, Inc. (a) ........................................             301            12,428
Gateway, Inc. (a) ...........................................           2,217             4,855
Google, Inc. Cl A (a) .......................................             171            80,606
Harmonic, Inc. (a) ..........................................             651             5,384
Harris Corp. ................................................             358            18,383
Harris Stratex Networks, Cl A (a) ...........................             179             3,569
Hewlett-Packard Co. .........................................           2,025            85,333
Hutchinson Technology, Inc. (a) .............................             241             4,579
Ikon Office Solutions, Inc. .................................             929            13,898
Imation Corp. ...............................................             327            12,070
Informatica Corp. (a) .......................................             629             9,259
InfoSpace, Inc. (a) .........................................             226             5,799

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
TECHNOLOGY, CONTINUED
Ingram Micro, Inc. Cl A (a) .................................             405             7,946
Insight Enterprises, Inc. (a) ...............................             404             8,007
Intel Corp. .................................................           4,278            91,977
Inter-Tel, Inc. .............................................             181             4,565
InterDigital Communications Corp. (a) .......................             381            12,527
Intermec, Inc. (a) ..........................................             359             8,016
International Business Machines Corp. .......................             798            81,564
International Rectifier Corp. (a) ...........................             194             6,844
Intersil Corp. Cl A .........................................             421            12,542
Interwoven, Inc. (a) ........................................             338             5,161
Intuit, Inc. (a) ............................................             883            25,121
j2 Global Communications, Inc. ..............................             362            10,411
Jack Henry & Associates, Inc. ...............................             791            18,786
JDA Software Group, Inc. (a) ................................             255             4,539
JDS Uniphase Corp. (a) ......................................             563             9,278
Juniper Networks, Inc. (a) ..................................             464            10,375
Keane, Inc. (a) .............................................             413             5,790
KLA-Tencor Corp. ............................................             132             7,333
Kronos, Inc. (a) ............................................             222            12,115
Kulicke & Soffa Industries, Inc. (a) ........................             500             4,990
Lam Research Corp. (a) ......................................             391            21,028
Lattice Semiconductor Corp. (a) .............................             866             4,728
Lexmark International, Inc. (a) .............................             260            14,170
Linear Technology Corp. .....................................             204             7,634
Marvell Technology Group Ltd. (a) ...........................             335             5,404
Maxim Integrated Products, Inc. .............................             233             7,391
MEMC Electronic Materials, Inc. (a) .........................             495            27,166
Mentor Graphics Corp. (a) ...................................             629            10,177
Micron Technology, Inc. (a) .................................           2,277            26,119
Micros Systems, Inc. (a) ....................................             272            14,906
Microsemi Corp. (a) .........................................             478            11,047
Microsoft Corp. .............................................           6,437           192,724
Motorola, Inc. ..............................................           1,703            29,513
MRV Communications, Inc. (a) ................................           1,099             3,813
National Semiconductor Corp. ................................             902            23,723
NCR Corp. ...................................................             495            24,948
Network Appliance, Inc. (a) .................................             240             8,930
Novell, Inc. (a) ............................................           1,056             7,709
NVIDIA Corp. (a) ............................................             987            32,462
OmniVision Technologies, Inc. (a) ...........................             384             5,192
On Semiconductor Corp. (a) ..................................             767             8,215
Openwave Systems, Inc. (a) ..................................             884             6,497
Oracle Corp. (a) ............................................           2,929            55,065
Packeteer, Inc. (a) .........................................             331             3,144
Parametric Technology Corp. (a) .............................             920            16,348
Perot Systems Corp. (a) .....................................             725            12,977
Photronics, Inc. (a) ........................................             316             4,756
Pitney Bowes, Inc. ..........................................             129             6,192
Plantronics, Inc. ...........................................             444            11,149
PMC-Sierra, Inc. (a) ........................................           1,691            13,071
Progress Software Corp. (a) .................................             299             9,009
Qualcomm, Inc. ..............................................           1,232            53,962
Quantum Corp. (a) ...........................................           1,401             3,853
Radisys Corp. (a) ...........................................             185             2,805
Rambus, Inc. (a) ............................................             335             6,636
Red Hat, Inc. (a) ...........................................             537            11,352
RF Micro Devices, Inc. (a) ..................................           1,611            10,069
S1 Corp. (a) ................................................             646             4,199
Salesforce.com, Inc. (a) ....................................             268            11,256
SanDisk Corp. (a) ...........................................             149             6,474
Savvis, Inc. (a) ............................................             160             8,251
SBC Communications Corp. Cl A (a) ...........................             611            17,976

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
TECHNOLOGY, CONTINUED
Semtech Corp. (a) ...........................................             682             9,834
Silicon Image, Inc. (a) .....................................             551             4,827
Silicon Laboratories, Inc. (a) ..............................             355            11,648
Silicon Storage Technology, Inc. (a) ........................             794             3,271
SiRF Technology Holdings, Inc. (a) ..........................             328             7,957
Skyworks Solutions, Inc. (a) ................................           1,279             8,812
SonicWALL, Inc. (a) .........................................             561             4,578
SRA International, Inc. Cl A (a) ............................             288             7,036
Sun Microsystems, Inc. (a) ..................................           1,836             9,584
Sybase, Inc. (a) ............................................             737            17,828
Sycamore Networks, Inc. (a) .................................           1,480             5,432
Symantec Corp. (a) ..........................................             642            11,299
Synopsys, Inc. (a) ..........................................             413            11,424
Tech Data Corp. (a) .........................................             515            18,303
Tellabs, Inc. (a) ...........................................           1,203            12,776
Teradyne, Inc. (a) ..........................................             598            10,435
Tessera Technologies, Inc. (a) ..............................             334            14,292
Texas Instruments, Inc. .....................................           1,071            36,810
TIBCO Software, Inc. (a) ....................................           1,766            16,106
Transaction Systems Architects, Inc. (a) ....................             223             7,076
Trident Microsystems, Inc. (a) ..............................             416             8,832
Triquint Semiconductor, Inc. (a) ............................           1,142             5,904
Unisys Corp. (a) ............................................             966             7,573
United Online, Inc. .........................................             504             7,273
United Stationers, Inc. (a) .................................             221            13,154
Varian Semiconductor Equipment Associates, Inc. (a) .........             355            23,558
Verifone Holdings, Inc. (a) .................................             212             7,481
Vignette Corp. (a) ..........................................             261             4,834
Webex Communications, Inc. (a) ..............................             344            19,519
webMethods, Inc. (a) ........................................             485             4,409
Websense, Inc. (a) ..........................................             330             8,154
Wind River Systems, Inc. (a) ................................             678             6,665
Xerox Corp. (a) .............................................             659            12,191
Yahoo!, Inc. (a) ............................................             956            26,806
                                                                                ---------------
                                                                                      2,698,124
                                                                                ---------------
TELECOMMUNICATIONS (1.04%)
Alltel Corp. ................................................             199            12,475
AT&T, Inc. ..................................................           3,363           130,215
CenturyTel, Inc. ............................................             320            14,736
Cincinnati Bell, Inc. (a) ...................................           2,063            10,459
Citizens Communications Co. Series B ........................             947            14,745
Embarq Corp. ................................................             478            28,699
Leap Wireless International, Inc. (a) .......................             128             9,770
NII Holdings, Inc. (a) ......................................             414            31,775
Sprint Nextel Corp. .........................................           1,479            29,624
United States Cellular Corp. (a) ............................              50             3,625
Verizon Communications, Inc. ................................           1,527            58,301
Virgin Media, Inc. ..........................................             781            19,705
Windstream Corp. ............................................           1,524            22,283
                                                                                ---------------
                                                                                        386,412
                                                                                ---------------
UTILITIES (2.79%)
AES Corp. (a) ...............................................             541            11,897
AGL Resources, Inc. .........................................             669            29,128
Allegheny Energy, Inc. ......................................             530            28,334
ALLETE, Inc. ................................................             236            11,425
Alliant Energy Corp. ........................................             348            15,242
Ameren Corp. ................................................             615            32,331
American Electric Power Co., Inc. ...........................             220            11,048
Aqua America, Inc. ..........................................             420             9,286
Aquila, Inc. (a) ............................................           3,168            13,084

                                                                  SHARES/
                                                                 PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
UTILITIES, CONTINUED
Atmos Energy Corp. ..........................................             731            23,187
Avista Corp. ................................................             388             9,153
Black Hills Corp. ...........................................             279            11,107
CenterPoint Energy, Inc. ....................................           1,024            19,282
Cleco Corp. .................................................             478            13,413
CMS Energy Corp. ............................................             654            12,112
Consolidated Edison, Inc. ...................................             136             6,971
Dominion Resources, Inc. of Virginia ........................             188            17,146
DPL, Inc. ...................................................             377            11,819
DTE Energy Co. ..............................................             558            28,229
Duke Energy Corp. ...........................................             670            13,748
Duquesne Light Holdings, Inc. ...............................             770            15,354
Edison International ........................................             191             9,999
El Paso Electric Co. (a) ....................................             382            10,085
Energy East Corp. ...........................................             436            10,560
Entergy Corp. ...............................................             114            12,898
Exelon Corp. ................................................             347            26,167
FirstEnergy Corp. ...........................................             152            10,403
FPL Group, Inc. .............................................             200            12,874
Great Plains, Inc. ..........................................             227             7,409
Hawaiian Electric Industries, Inc. ..........................             696            18,319
IDACORP, Inc. ...............................................             360            12,402
Integrys Energy Group, Inc. .................................             661            37,082
KeySpan Corp. ...............................................             708            29,318
National Fuel Gas Co. .......................................             228            10,718
Nicor, Inc. .................................................             126             6,456
NiSource, Inc. ..............................................             794            19,524
Northeast Utilities .........................................             503            16,181
Northwest Natural Gas Co. ...................................             205            10,416
NSTAR .......................................................             316            11,344
ONEOK, Inc. .................................................             314            15,201
Pepco Holdings, Inc. ........................................             557            16,443
PG&E Corp. ..................................................             170             8,602
Piedmont Natural Gas Co. ....................................             627            16,547
Pinnacle West Capital Corp. .................................             303            14,632
PNM Resources, Inc. .........................................             598            19,465
PPL Corp. ...................................................             216             9,420
Progress Energy, Inc. .......................................             122             6,167
Public Service Enterprise Group, Inc. .......................             136            11,757
Puget Energy, Inc. ..........................................             397            10,251
Questar Corp. ...............................................             230            22,340
Reliant Energy, Inc. (a) ....................................           1,049            23,361
Scana Corp. .................................................             308            13,407
Sempra Energy ...............................................             111             7,046
Sierra Pacific Resources (a) ................................             799            14,590
Southern Co. ................................................             397            15,003
Southern Union Co. ..........................................             941            28,663
Southwest Gas Corp. .........................................             336            12,731
Spectra Energy Corp. ........................................             410            10,701
Teco Energy, Inc. ...........................................             618            11,093
UGI Corp. ...................................................             863            24,475
UniSource Energy Corp. ......................................             308            11,830
Vectren Corp. ...............................................             624            18,140
Westar Energy, Inc. .........................................             732            19,925
WGL Holdings, Inc. ..........................................             430            14,551
Wisconsin Energy Corp. ......................................             367            17,906

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2007 (UNAUDITED)

                                                                  SHARES/
                                                                 PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
UTILITIES, CONTINUED
Xcel Energy, Inc. ...........................................           1,221            29,414
                                                                                ---------------
                                                                                      1,039,112
                                                                                ---------------
TOTAL COMMON STOCKS (Cost $18,427,259) ......................                        20,490,396
                                                                                ---------------
CORPORATE BONDS (13.29%)
BASIC MATERIALS (0.99%)
Burlington North Santa Fe, 7.00%, 12/15/25 ..................   $      82,000            89,082
E.I. DuPont de Nemours & Co., 4.88%, 4/30/14 ................         165,000           161,134
United Technologies Corp., 4.88%, 5/1/15 ....................          32,000            31,103
Weyerhaeuser Co., 6.95%, 8/1/17 .............................          82,000            86,921
                                                                                        368,240
CONSUMER GOODS (1.12%)
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16 ..................          82,000            79,895
Coca-Cola Enterprises, 8.50%, 2/1/22 ........................          82,000           103,447
Kimberly-Clark Corp., 5.00%, 8/15/13 ........................          55,000            54,486
Kraft Foods, Inc., 6.25%, 6/1/12 ............................          44,000            45,758
May Department Stores Co., 5.75%, 7/15/14 ...................          82,000            81,837
Procter & Gamble Co., 4.95%, 8/15/14 ........................          53,000            52,249
                                                                                        417,672
CONSUMER SERVICES (1.20%)
Bottling Group LLC, 4.63%, 11/15/12 .........................          58,000            56,685
Conagra Foods, 6.75%, 9/15/11 ...............................          82,000            86,607
Kohls Corp., 6.00%, 1/15/33 .................................          78,000            75,707
Target Corp., 5.88%, 3/1/12 .................................          44,000            45,447
Time Warner Cos., Inc., 7.57%, 2/1/24 .......................          87,000            96,932
Wal-Mart Stores, Inc., 4.55%, 5/1/13 ........................          87,000            84,336
                                                                                        445,714
FINANCIALS (5.61%)
Allstate Corp., 7.20%, 12/1/09 ..............................          44,000            46,180
American General Finance, 5.38%, 10/1/12 ....................         151,000           151,812
Bank One Corp., 2.63%, 6/30/08 ..............................         101,000            97,998
Bear Stearns Co., 3.25%, 3/25/09 ............................          44,000            42,561
Berkley Corp., 6.15%, 8/15/19 ...............................          55,000            55,721
Caterpillar Financial Services Corp., 5.05%, 12/1/10 ........          43,000            43,076
Citigroup, Inc., 6.63%, 1/15/28 .............................          33,000            36,151
Comerica Bank, 5.20%, 8/22/17 ...............................         160,000           153,673
Countrywide Financial Corp., 6.25%, 5/15/16 .................         146,000           147,491
First Union National Bank, 7.80%, 8/18/10 ...................          87,000            93,577
Goldman Sachs Group, Inc.
   5.13%, 1/15/15 ...........................................         111,000           108,523
   5.95%, 1/15/27 ...........................................          54,000            53,371
Household Finance Corp., 4.63%, 1/15/08 .....................          94,000            93,531
John Deere Capital Corp., 7.00%, 3/15/12 ....................          43,000            46,358
John Hancock Global Funding, 7.90%, 7/2/10 (b) ..............          83,000            89,719
JPMC Capital XVIII, 6.95%, 8/17/36 ..........................         115,000           123,082
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12 ..............          55,000            58,116
Merrill Lynch & Co., Inc., 6.05%, 5/16/16 ...................         120,000           123,696
Morgan Stanley Dean Witter, 6.75%, 4/15/11 ..................         109,000           115,242
Prudential Financial, Inc., 5.10%, 9/20/14 ..................         165,000           162,291
Sprint Capital Corp., 8.38%, 3/15/12 ........................          86,000            95,779
U.S. Bank N.A. Minnesota, 6.38%, 8/1/11 .....................          55,000            57,603

                                                                 PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT            VALUE
--------------------                                            -------------   ---------------
CORPORATE BONDS, CONTINUED
FINANCIALS, CONTINUED
Wells Fargo & Co., 4.63%, 8/9/10 ............................          97,000            95,970
                                                                                      2,091,521
HEALTH CARE (0.15%)
Wyeth, 5.50%, 2/1/14 ........................................          54,000            54,607
                                                                                         54,607
INDUSTRIALS (0.36%)
Boeing Co., 6.13%, 2/15/33 ..................................          43,000            46,117
Tyco International Group SA, 6.38%, 10/15/11 ................          82,000            86,647
                                                                                        132,764
OIL & GAS (0.84%)
ChevronTexaco Capital Co., 3.50%, 9/17/07 ...................         119,000           118,255
Conoco, Inc., 6.95%, 4/15/29 ................................          90,000           102,754
Kinder Morgan Energy Partners, 7.75%, 3/15/32 ...............          82,000            93,325
                                                                                        314,334
TECHNOLOGY (0.24%)
IBM Corp., 8.38%, 11/1/19 ...................................          44,000            55,186
Motorola, Inc., 7.63%, 11/15/10 .............................          33,000            35,315
                                                                                         90,501
TELECOMMUNICATIONS (0.29%)
SBC Communications Corp., 6.15%, 9/15/34 ....................         109,000           109,509
                                                                                ---------------
                                                                                        109,509
                                                                                ---------------
UTILITIES (2.49%)
Carolina Power & Light, 5.13%, 9/15/13 ......................          53,000            52,529
Consolidated Edison Co. of New York, 4.70%, 6/15/09 .........         171,000           169,740
Duke Energy Corp., 6.25%, 1/15/12 ...........................          44,000            45,964
Exelon Corp., 4.90%, 6/15/15 ................................          82,000            77,881
Florida Power & Light, 5.95%, 10/1/33 .......................         150,000           154,165
General Electric Co., 5.00%, 2/1/13 .........................         221,000           219,399
Midamerican Energy Holdings, 5.00%, 2/15/14 .................         131,000           127,828
Southern Power Co., 4.88%, 7/15/15 ..........................          82,000            78,335
                                                                                        925,841
                                                                                ---------------
TOTAL CORPORATE BONDS (Cost $4,926,852)                                               4,950,703
                                                                                ---------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES (13.08%)
Fannie Mae
   4.42%, 10/1/35, Pool #836206 .............................         164,765           162,883
   4.50%, 1/1/19, Pool #735057 ..............................          78,617            76,322
   4.50%, 9/1/20, Pool #839289 ..............................          81,602            79,022
   4.50%, 3/1/35, Pool #819357 ..............................         326,329           306,590
   5.00%, 5/1/18, Pool #703444 ..............................          59,581            58,735
   5.00%, 1/1/19, Pool #255077 ..............................         265,816           262,714
   5.00%, 8/1/19, Pool #793396 ..............................          52,369            51,626
   5.00%, 12/1/19, Pool #745369 .............................          50,509            49,920
   5.00%, 3/1/20, Pool #819410 ..............................          51,738            51,034
   5.00%, 6/1/20, Pool #839333 ..............................          88,170            86,918
   5.00%, 12/1/26, Pool #256570 .............................          86,595            84,376
   5.00%, 8/1/33, Pool #713679 ..............................          46,909            45,317
   5.00%, 5/1/34, Pool #768230 ..............................         123,989           119,783
   5.00%, 8/1/35, Pool #848355 ..............................          79,209            76,522
   5.50%, 8/1/17, Pool #826283 ..............................          46,893            47,102
   5.50%, 2/1/18, Pool #703712 ..............................         126,273           126,453
   5.50%, 3/1/20, Pool #735405 ..............................          63,216            63,306
   5.50%, 3/1/20, Pool #735611 ..............................          49,171            49,365
   5.50%, 7/1/25, Pool #255809 ..............................         192,414           191,539
   5.50%, 6/1/33, Pool #702459 ..............................         159,412           157,641
   5.50%, 1/1/34, Pool #756233 ..............................         110,363           109,137

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2007 (UNAUDITED)

                                                                 PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT            VALUE
--------------------                                            -------------   ---------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES, CONTINUED
   5.50%, 4/1/34, Pool #725424 ..............................         107,343           106,150
   5.50%, 2/1/35, Pool #735230 ..............................         116,769           115,471
   6.00%, 6/1/17, Pool #555004 ..............................           5,833             5,934
   6.00%, 1/1/18, Pool #677483 ..............................          64,557            65,609
   6.00%, 10/1/32, Pool #667994 .............................         189,247           191,782
   6.00%, 9/1/33, Pool #736937 ..............................          71,503            72,059
   6.00%, 8/1/34, Pool #725690 ..............................          66,653            67,171
   6.00%, 4/1/35, Pool #735503 ..............................          70,988            71,845
   6.50%, 9/1/34, Pool #783390 ..............................          82,272            84,005
   6.50%, 4/1/36, Pool #851187 ..............................          47,320            48,317
   7.00%, 4/1/34, Pool #780703 ..............................         119,351           124,175
Freddie Mac
   4.00%, 6/1/18, Pool #E01401 ..............................         131,436           124,881
   4.50%, 11/1/18, Pool #E01489 .............................         130,113           126,366
   4.50%, 12/1/18, Pool #G11657 .............................         106,364           103,289
   4.50%, 7/1/19, Pool #B15661 ..............................          30,055            29,158
   5.00%, 10/1/18, Pool #B10252 .............................          26,003            25,700
   5.00%, 8/1/33, Pool #A12886 ..............................         151,200           146,509
   5.00%, 4/1/34, Pool #A20534 ..............................         113,981           110,362
   5.00%, 12/1/34, Pool #A29017 .............................         129,866           125,742
   5.50%, 8/1/33, Pool #A11851 ..............................         172,315           170,850
   5.50%, 10/1/34, Pool #A27526 .............................         143,404           142,157
   5.50%, 11/1/35, Pool #A47728 .............................         159,280           157,710
   6.00%, 7/1/34, Pool #A24370 ..............................         132,859           134,301
   6.50%, 12/1/33, Pool #A16523 .............................          33,585            34,556
Ginnie Mae
   5.50%, 4/15/33, Pool #603566 .............................          61,124            60,879
   5.50%, 4/15/34, Pool #626116 .............................          44,040            43,847
   5.50%, 9/15/35, Pool #644611 .............................          55,494            55,230
   6.00%, 9/20/34, Pool #3611 ...............................          69,896            70,887
                                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES
(Cost$4,848,555) ............................................                         4,871,247
                                                                                ---------------
U.S. GOVERNMENT AGENCY SECURITIES (4.97%)
Fannie Mae
   4.50%, 10/15/08 ..........................................         170,000           169,024
   4.63%, 1/15/08 ...........................................         140,000           139,426
   5.63%, 11/15/21 ..........................................          79,000            78,884
   6.63%, 9/15/09 ...........................................         165,000           171,608
Federal Home Loan Bank
   4.63%, 2/8/08, Series 627 ................................         190,000           189,219
   4.63%, 11/21/08, Series 598 ..............................         170,000           169,253
Freddie Mac
   4.63%, 2/21/08 ...........................................         103,000           102,542
   4.63%, 12/19/08 ..........................................         120,000           119,454
   4.75%, 1/18/11 ...........................................         120,000           119,782
   4.75%, 1/19/16 ...........................................         480,000           472,938
   6.25%, 7/15/32 ...........................................         105,000           119,894
                                                                                ---------------

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,848,942) ...                         1,852,024
                                                                                ---------------
U.S. TREASURY OBLIGATIONS (8.27%)
U.S. Treasury Bonds
   5.25%, 11/15/28 ..........................................         404,000           423,600
   5.38%, 2/15/31 ...........................................         215,000           230,285
   6.00%, 2/15/26 ...........................................         155,000           175,986
U.S. Treasury Notes
   3.13%, 5/15/07 ...........................................         212,000           211,827
   4.00%, 6/15/09 ...........................................         376,000           371,711
   4.00%, 4/15/10 ...........................................         271,000           267,094
   4.00%, 2/15/15 ...........................................         234,000           224,933
   4.25%, 8/15/15 ...........................................         280,000           273,087

                                                                  SHARES/
                                                                 PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT            VALUE
--------------------                                            -------------   ---------------
U.S. Treasury Obligations, continued
   4.88%, 2/15/12 ...........................................         206,000           209,356
   5.00%, 2/15/11 ...........................................         300,000           305,414
   5.63%, 5/15/08 ...........................................         385,000           387,722
                                                                                ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,072,663) ...........                         3,081,015
                                                                                ---------------
INVESTMENT COMPANIES (5.31%)
American Beacon Money Market Select Fund ....................       1,977,468         1,977,468
                                                                                ---------------
TOTAL INVESTMENTS
(Cost $ 35,101,740) (c) - 99.93% ............................                        37,222,853

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.07% ...............                            26,697
                                                                                ---------------
NET ASSETS - 100.00%                                                           $    37,249,550
                                                                                ===============

(a)   Represents non-income producing security

(b) Represents a restricted security purchase under Rule 144A which is exempt form registration under the Securites Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the Board of Trustees.

(c) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

CL    Class

LLC   Limited Liability Co.

REIT  Real Estate Investment Trust

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS (79.08%)
BASIC MATERIALS (3.80%)
A. Schulman, Inc. ...........................................             241             5,582
Air Products & Chemicals, Inc. ..............................              87             6,656
Airgas, Inc. ................................................             408            18,176
AK Steel Holding Corp. ......................................             700            21,364
Albemarle Corp. .............................................             457            19,400
Alcoa, Inc. .................................................             445            15,793
Allegheny Technologies, Inc. ................................             258            28,272
Arch Coal, Inc. .............................................             381            13,743
Ashland, Inc. ...............................................             170            10,192
Bowater, Inc. ...............................................             465            10,179
Cabot Corp. .................................................             179             8,109
Cambrex Corp. ...............................................             223             5,410
Carpenter Technology Corp. ..................................             161            19,541
Celanese Corp. Series A .....................................             388            12,870
Chaparral Steel Co. .........................................             254            17,907
Chemtura Corp. ..............................................             609             6,717
Cleveland-Cliffs, Inc. ......................................             236            16,352
Coeur d'Alene Mines Corp. (a) ...............................           2,122             8,679
Commercial Metals Co. .......................................             347            11,635
Consol Energy, Inc. .........................................             483            20,223
Cytec Industries, Inc. ......................................             231            12,682
Domtar Corp. (a) ............................................           2,020            19,695
Dow Chemical Co. ............................................             461            20,565
E.I. DuPont de Nemours & Co. ................................             459            22,569
Eastman Chemical Co. ........................................             245            16,587
Ecolab, Inc. ................................................             478            20,549
Ferro Corp. .................................................             308             6,409
FMC Corp. ...................................................             216            16,617
Foundation Coal Holdings, Inc. ..............................             287            11,305
Freeport-McMoRan Copper & Gold, Inc. Cl B ...................             261            17,529
Georgia Gulf Corp. ..........................................             314             5,015
H.B. Fuller Co. .............................................             488            12,478
Headwaters, Inc. (a) ........................................             387             8,386
Hercules, Inc. (a) ..........................................             842            15,863
Huntsman Corp. ..............................................             265             5,194
International Coal Group, Inc. (a) ..........................           1,143             6,378
International Flavors & Fragrances, Inc. ....................             210            10,221
International Paper Co. .....................................             214             8,072
Kaiser Aluminum Corp. (a) ...................................              64             5,044
Lubrizol Corp. ..............................................             543            32,547
Lyondell Chemical Co. .......................................             613            19,077
Massey Energy Co. ...........................................             183             4,928
Meridian Gold, Inc. (a) .....................................             278             7,020
Minerals Technologies, Inc. .................................             118             7,507
Monsanto Co. ................................................             365            21,531
Mosaic Co. (a) ..............................................             413            12,184
Neenah Paper, Inc. ..........................................             102             3,896
Newmont Mining Corp. ........................................             296            12,343
Olin Corp. ..................................................             455             7,799
OM Group, Inc. (a) ..........................................             251            13,185
Peabody Energy Corp. ........................................             175             8,397
PPG Industries, Inc. ........................................              69             5,077
Praxair, Inc. ...............................................             234            15,105
Reliance Steel & Aluminum ...................................             211            12,533
Rohm & Haas Co. .............................................             418            21,389
RPM International, Inc. .....................................             919            19,547
RTI International Metals, Inc. (a) ..........................             134            12,632
Ryerson, Inc. ...............................................             212             8,722
Sensient Technologies Corp. .................................             402            10,524
Sigma-Aldrich Corp. .........................................             315            13,255
Southern Copper Corp. .......................................              46             3,694


SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
BASIC MATERIALS, CONTINUED
Stillwater Mining Co. (a) ...................................             326             5,020
Titanium Metals Corp. (a) ...................................             381            13,156
Tredegar Corp. ..............................................             230             5,375
United States Steel Corp. ...................................             345            35,031
USEC, Inc. ..................................................             738            14,885
Valspar Corp. ...............................................             684            18,495
Wausau Paper Corp. ..........................................             400             5,384
Weyerhaeuser Co. ............................................             119             9,427
Worthington Industries, Inc. ................................             553            12,304
                                                                                ---------------
                                                                                        909,927
                                                                                ---------------
CONSUMER GOODS (6.50%)
Altria Group, Inc. ..........................................           1,058            72,917
American Axle & Manufacturing Holdings, Inc. ................             318             8,888
Anheuser-Busch Cos., Inc. ...................................             383            18,840
ArvinMeritor, Inc. ..........................................             503            10,387
BLYTH, Inc. .................................................             250             6,525
Briggs & Stratton Corp. .....................................             427            12,669
Brown-Forman Corp. Cl B .....................................             108             6,904
Brunswick Corp. .............................................             236             7,731
Callaway Golf Co. ...........................................             590            10,596
Centex Corp. ................................................             312            13,968
Champion Enterprises, Inc. (a) ..............................             526             5,407
Chiquita Brands International, Inc. .........................             351             5,205
Church & Dwight Co. .........................................             376            19,075
Clorox Co. ..................................................              93             6,238
Coach, Inc. (a) .............................................             237            11,573
Coca-Cola Co. ...............................................           1,078            56,261
Colgate-Palmolive Co. .......................................             359            24,319
ConAgra Foods, Inc. .........................................             275             6,760
Constellation Brands, Inc. Cl A (a) .........................             584            13,087
Cooper Tire & Rubber Co. ....................................             439             8,486
Corn Products International, Inc. ...........................             553            22,021
Crocs, Inc. (a) .............................................             238            13,299
D.R. Horton, Inc. ...........................................             777            17,234
Del Monte Foods Co. .........................................             612             7,099
Eastman Kodak Co. ...........................................             840            20,924
Electronic Arts, Inc. (a) ...................................             226            11,393
Energizer Holdings, Inc. (a) ................................             153            14,869
Ethan Allen Interiors, Inc. .................................             276             9,743
Flowers Foods, Inc. .........................................             378            11,790
Ford Motor Co. ..............................................           1,301            10,460
Fossil, Inc. (a) ............................................             399            11,240
Furniture Brands International, Inc. ........................             367             5,901
Garmin Ltd. .................................................             306            17,806
General Mills, Inc. .........................................             176            10,542
General Motors Corp. ........................................             232             7,245
Gentex Corp. ................................................             368             6,550
Genuine Parts Co. ...........................................             470            23,223
Goodyear Tire & Rubber Co. (a) ..............................             541            17,994
H.J. Heinz Co. ..............................................             130             6,124
Hanesbrands, Inc. (a) .......................................             272             7,233
Hansen Natural Corp. (a) ....................................             429            16,388
Harley-Davidson, Inc. .......................................             170            10,764
Harman International Industries, Inc. .......................             166            20,234
Hasbro, Inc. ................................................             391            12,360
Herbalife Limited ...........................................             126             5,051
Herman Miller, Inc. .........................................             180             6,194
Hershey Co. .................................................             101             5,551
Hormel Foods Corp. ..........................................             188             7,161
Hovnanian Enterprises, Inc. Cl A (a) ........................             101             2,423
Inter-Tel, Inc. .............................................             399             6,723

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER GOODS, CONTINUED
J.M. Smucker Co. ............................................             139             7,759
JAKKS Pacific, Inc. .........................................             230             5,527
Jarden Corp. (a) ............................................             382            16,098
Johnson Controls, Inc. ......................................             101            10,335
Jones Apparel Group, Inc. ...................................             297             9,917
KB Home .....................................................             220             9,704
Kellwood Co. ................................................             169             4,762
Kimberly-Clark Corp. ........................................             216            15,373
Kraft Foods, Inc., Cl A .....................................             867            29,019
La-Z-Boy, Inc. ..............................................             374             4,372
Lancaster Colony Corp. ......................................             122             5,152
Lear Corp. (a) ..............................................             546            20,049
Leggett & Platt, Inc. .......................................             535            12,583
Lennar Corp. Cl A ...........................................             336            14,351
Lennar Corp., Cl B ..........................................              35             1,400
Liz Claiborne, Inc. .........................................             265            11,851
M.D.C. Holdings, Inc. .......................................             102             5,229
Martek Biosciences Corp. (a) ................................             239             5,160
Mattel, Inc. ................................................           1,052            29,772
McCormick & Co., Inc. .......................................             278            10,319
Meritage Homes Corp. (a) ....................................             182             6,335
Modine Manufacturing Co. ....................................             224             5,181
Molson Coors Brewing Co. Cl B ...............................             202            19,045
Monaco Coach Corp. ..........................................             229             3,511
Nautilus, Inc. ..............................................             274             3,784
NBTY, Inc. (a) ..............................................             379            18,726
Newell Rubbermaid, Inc. .....................................             790            24,229
Nu Skin Enterprises, Inc. Cl A ..............................             386             6,689
NutriSystem, Inc. (a) .......................................             213            13,206
Oakley, Inc. ................................................             218             5,260
Pepsi Bottling Group, Inc. ..................................             450            14,765
PepsiAmericas, Inc. .........................................             215             5,190
PepsiCo, Inc. ...............................................           1,116            73,756
Phillips-Van Heusen Corp. ...................................             327            18,279
Polo Ralph Lauren Corp. .....................................             165            15,198
Pool Corp. ..................................................             336            13,484
Procter & Gamble Co. ........................................           2,147           138,074
Pulte Homes, Inc. ...........................................             107             2,878
Quiksilver, Inc. (a) ........................................           1,003            13,340
Ralcorp Holdings, Inc. (a) ..................................             155            10,201
Reynolds American, Inc. .....................................              63             4,048
Ryland Group, Inc. ..........................................             128             5,670
Sara Lee Corp. ..............................................             428             7,024
Select Comfort Corp. (a) ....................................             384             7,119
Smithfield Foods, Inc. (a) ..................................             316             9,660
Snap-On, Inc. ...............................................             352            19,184
Spectrum Brands, Inc. (a) ...................................             324             2,255
Standard Pacific Corp. ......................................             162             3,378
Stride Rite Corp. ...........................................             290             4,089
Superior Industries International, Inc. .....................             181             4,136
The Stanley Works ...........................................             237            13,812
Thor Industries, Inc. .......................................             108             4,302
THQ, Inc. (a) ...............................................             447            14,916
Timberland Co. (a) ..........................................             313             8,079
Toll Brothers, Inc. (a) .....................................             344            10,244
TreeHouse Foods, Inc. (a) ...................................             260             7,836
Tupperware Brands Corp. .....................................             454            12,767
Tyson Foods, Inc. Cl A ......................................             809            16,957
Under Armour, Inc. (a) ......................................             194             9,797
Universal Corp. .............................................             187            11,721
UST, Inc. ...................................................             472            26,753
Visteon Corp. (a) ...........................................           1,021             9,312
WCI Communities, Inc. (a) ...................................             250             5,460
WD-40 Co. ...................................................             133             4,599

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER GOODS, CONTINUED
Weight Watchers International, Inc. .........................             106             5,087
WM. Wrigley Jr. Co. .........................................             135             7,949
Wolverine World Wide, Inc. ..................................             416            11,889
                                                                                ---------------
                                                                                      1,559,281
                                                                                ---------------
CONSUMER SERVICES (10.76%)
99 Cents Only Stores (a) ....................................             408             5,834
Abercrombie & Fitch Co. .....................................             227            18,537
Advance Auto Parts, Inc. ....................................             257            10,588
Aeropostale, Inc. ...........................................             359            14,773
AirTran Holdings, Inc. (a) ..................................             773             8,511
Alaska Airgroup, Inc. .......................................             317             9,383
Amazon.com, Inc. ............................................             184            11,285
American Greetings Corp. Cl A ...............................             379             9,646
AmerisourceBergen Corp. .....................................             517            25,845
AMR Corp. ...................................................             648            16,906
Ann Taylor Stores Corp. .....................................             206             7,927
Apollo Group, Inc. Cl A .....................................             384            18,163
Applebee's International, Inc. ..............................             533            14,487
aQuantive, Inc. (a) .........................................             407            12,458
Arbitron, Inc. ..............................................             166             8,180
AutoNation, Inc. (a) ........................................             378             7,726
AutoZone, Inc. ..............................................             131            17,428
Avid Technology, Inc. (a) ...................................             275             9,144
Avis Budget Group, Inc. .....................................             736            20,704
Bally Technologies, Inc. (a) ................................             419             9,805
Bed Bath & Beyond, Inc. .....................................             175             7,129
Belo Corp. Series A .........................................             264             5,087
Best Buy Co., Inc. ..........................................             282            13,155
Big Lots, Inc. ..............................................             811            26,114
BJ's Wholesale Club, Inc. (a) ...............................             165             5,697
Blockbuster, Inc. Cl A ......................................             893             5,537
Bob Evans Farms, Inc. .......................................             306            11,230
Borders Group, Inc. .........................................             537            11,336
Boyd Gaming Corp. ...........................................             170             7,735
Brown Shoe Co., Inc. ........................................             315             8,499
Cablevision Systems Corp. (a) ...............................             564            18,488
Cardinal Health, Inc. .......................................             264            18,467
CarMax, Inc. (a) ............................................             548            13,656
Carnival Corp. ..............................................             250            12,222
Casey's General Stores, Inc. ................................             408            10,261
Cato Corp. Cl A .............................................             216             4,668
CBRL Group, Inc. ............................................             183             8,158
CBS Corp. Cl B ..............................................             331            10,516
CEC Entertainment, Inc. (a) .................................             221             9,209
Charming Shoppes, Inc. (a) ..................................             925            11,562
Charter Communicatons, Inc. (a) .............................           2,214             6,686
Cheesecake Factory, Inc. (a) ................................             498            13,745
Chemed Corp. ................................................             149             7,495
Chico's Fas, Inc. (a) .......................................             419            11,045
Children's Place Retail Stores, Inc. (a) ....................             162             8,565
Choice Hotels International, Inc. ...........................             114             4,291
Circuit City Stores, Inc. ...................................             444             7,748
Clear Channel Communications, Inc. ..........................             230             8,149
Coldwater Creek, Inc. (a) ...................................             164             3,395
Comcast Corp. Cl A (a) ......................................           1,268            33,805
Continental Airlines, Inc. Cl B (a) .........................             157             5,740
Corinthian Colleges, Inc. (a) ...............................             720             9,958
Costco Wholesale Corp. ......................................             328            17,571
Cox Radio, Inc. (a) .........................................             284             4,010
CTC Media, Inc. .............................................             104             2,712
Cumulus Media, Inc. (a) .....................................             303             2,845
CVS Corp. ...................................................           1,072            38,849
Dick's Sporting Goods, Inc. (a) .............................             207            11,611
Dillard's, Inc. .............................................             502            17,384

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER SERVICES, CONTINUED
Directv Group, Inc. (a) .....................................             478            11,396
Discovery Holding Co. Cl A (a) ..............................             765            16,639
Dollar General Corp. ........................................             924            19,727
Dun & Bradstreet Corp. ......................................             162            14,629
E.W. Scripps Co. Cl A .......................................             191             8,270
eBay, Inc. (a) ..............................................             742            25,183
EchoStar Communications Corp. (a) ...........................             555            25,824
Entercom Communications Corp. Cl A ..........................             224             6,214
Expedia, Inc. (a) ...........................................             601            14,196
FactSet Research Systems, Inc. ..............................             104             6,397
Family Dollar Stores, Inc. ..................................             406            12,927
Federated Department Stores, Inc. ...........................             241            10,585
Foot Locker, Inc. ...........................................             395             9,397
Fred's, Inc. ................................................             244             3,523
GameStop Corp. Cl A (a) .....................................             316            10,482
Gannett Co., Inc. ...........................................             103             5,877
Gaylord Entertainment Co. (a) ...............................             257            14,084
Gemstar-TV Guide International, Inc. (a) ....................           2,082             9,244
Getty Images, Inc. (a) ......................................             115             5,980
Guess?, Inc. ................................................             197             7,762
Guitar Center, Inc. (a) .....................................             197             9,121
H&R Block, Inc. .............................................             818            18,495
Hilton Hotels Corp. .........................................             293             9,962
Home Depot, Inc. ............................................           1,057            40,029
Hot Topic, Inc. (a) .........................................             370             4,177
Idearc, Inc. ................................................             420            14,595
IHOP Corp. ..................................................              93             5,480
International Game Technology ...............................             212             8,086
International Speedway Corp. Cl A ...........................             195             9,633
Interpublic Group of Cos. (a) ...............................           1,385            17,562
ITT Educational Services, Inc. (a) ..........................             248            24,108
J Crew Group, Inc. (a) ......................................             225             9,110
J.C. Penney Co., Inc. .......................................             128            10,124
Jack in the Box, Inc. (a) ...................................             200            13,324
JetBlue Airways Corp. (a) ...................................             478             4,737
John Wiley & Sons, Inc. Cl A ................................             281            10,523
Kohl's Corp. (a) ............................................             191            14,142
Krispy Kreme Doughnuts, Inc. (a) ............................             482             4,690
Kroger Co. ..................................................             292             8,617
Lamar Advertising Co. Cl A ..................................             199            12,008
Las Vegas Sands Corp. (a) ...................................              62             5,282
Laureate Education, Inc. (a) ................................             281            16,593
Lee Enterprises, Inc. .......................................             323             8,456
Liberty Global, Inc. Series C (a) ...........................             537            17,941
Liberty Media Holding Corp. Capital Series A (a) ............              83             9,376
Liberty Media Holding Corp. Interactive Series (a) ..........             415            10,387
Life Time Fitness, Inc. (a) .................................             222            11,411
Live Nation, Inc. (a) .......................................             419             8,501
Longs Drug Stores Corp. .....................................             172             9,415
Lowe's Cos. .................................................           1,024            31,293
Marriott International, Inc. Cl A ...........................             234            10,579
Matthews International Corp. Cl A ...........................             194             8,179
Mcclatchy Newspapers, Inc. ..................................             513            14,826
McDonald's Corp. ............................................             603            29,113
McGraw-Hill Cos. ............................................             232            15,203
McKesson Corp. ..............................................             218            12,825
Media General, Inc. .........................................             193             7,091
Men's Wearhouse, Inc. .......................................             273            11,813
Meredith Corp. ..............................................             256            14,828
MGM MIRAGE (a) ..............................................              88             5,918

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER SERVICES, CONTINUED
Navteq Corp. (a) ............................................             267             9,441
Netflix, Inc. (a) ...........................................             376             8,336
New York Times Co. Cl A .....................................             434            10,156
News Corp. Cl A .............................................           1,238            27,719
News Corp. Cl B .............................................             325             7,800
Nordstrom, Inc. .............................................             176             9,666
O'Reilly Automotive, Inc. (a) ...............................             261             9,292
Office Depot, Inc. (a) ......................................             737            24,778
Orient Express Hotels Ltd. ..................................             263            13,847
OSI Restaurant Partners, Inc. ...............................             245             9,753
P.F. Chang's China Bistro, Inc. (a) .........................             149             5,699
Pacific Sunwear Of California, Inc. (a) .....................             552            11,553
Panera Bread Co. Cl A (a) ...................................             195            10,860
Pantry, Inc. (a) ............................................             157             7,063
Papa John's International, Inc. (a) .........................             159             4,883
Payless Shoesource, Inc. (a) ................................             490            15,631
Penn National Gaming, Inc. (a) ..............................             201             9,716
Pep Boys - Manny, Moe & Jack ................................             361             6,733
Performance Food Group Co. (a) ..............................             296             9,250
PETsMART, Inc. ..............................................             338            11,218
Pier 1 Imports, Inc. ........................................             757             5,715
Pinnacle Entertainment (a) ..................................             365            10,249
Prepaid Legal Services, Inc. (a) ............................              98             5,591
Priceline.Com, Inc. (a) .....................................             211            11,740
R.H. Donnelley Corp. (a) ....................................             182            14,212
Radio One, Inc. Cl D (a) ....................................             607             4,285
RadioShack Corp. ............................................             340             9,884
Regal Entertainment Group ...................................             703            15,290
Regis Corp. .................................................             291            11,125
Rent-A-Center, Inc. (a) .....................................             553            15,396
Rite Aid Corp. (a) ..........................................           1,339             8,221
Ross Stores, Inc. ...........................................             482            15,978
Royal Caribbean Cruises Ltd. ................................             362            15,048
Ruby Tuesday, Inc. ..........................................             478            12,791
Safeway, Inc. ...............................................             188             6,824
Saks, Inc. ..................................................           1,011            21,170
Scholastic Corp. (a) ........................................             280             8,644
Scientific Games Corp. (a) ..................................             145             4,827
Service Corp. International .................................           2,244            27,265
ServiceMaster Co. ...........................................             843            12,974
Sinclair Broadcast Group, Inc. Cl A .........................             396             6,467
Sirius Satellite Radio, Inc. (a) ............................           3,205             9,487
Six Flags, Inc. (a) .........................................             703             4,190
Skywest, Inc. ...............................................             585            15,918
Sonic Corp. (a) .............................................             391             8,774
Sotheby's Holdings ..........................................             403            20,803
Southwest Airlines Co. ......................................             566             8,122
Staples, Inc. ...............................................             528            13,094
Starbucks Corp. (a) .........................................             536            16,627
Starwood Hotels & Resorts Worldwide, Inc. ...................             136             9,115
Station Casinos, Inc. .......................................             113             9,831
Stein Mart, Inc. ............................................             227             3,700
Stewart Enterprises, Inc. Cl A ..............................             799             6,008
Strayer Education, Inc. .....................................              84            10,445
Supervalu, Inc. .............................................             601            27,586
Sysco Corp. .................................................             448            14,668
Talbots, Inc. ...............................................             187             4,394
Target Corp. ................................................             521            30,932
The Walt Disney Co. .........................................           1,570            54,919
Time Warner, Inc. ...........................................           1,945            40,125
TJX Companies, Inc. .........................................             369            10,291
Tractor Supply Co. (a) ......................................             231            11,952

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER SERVICES, CONTINUED
Travelcenters Of America REIT ...............................              21               929
Triarc Cos., Inc. Cl B ......................................             283             4,604
Tribune Co. .................................................             470            15,416
Tuesday Morning Corp. .......................................             250             3,490
United Natural Foods, Inc. (a) ..............................             268             8,359
Urban Outfitters, Inc. (a) ..................................             276             7,110
US Airways Group, Inc. (a) ..................................             180             6,649
Vail Resorts, Inc. (a) ......................................             227            12,944
Valassis Communications, Inc. (a) ...........................             398             7,626
ValueClick, Inc. (a) ........................................             641            18,333
ValueVision Media, Inc. Cl A (a) ............................             258             2,918
VCA Antech, Inc. (a) ........................................             498            19,636
Viacom, Inc. Cl B (a) .......................................             385            15,881
Wal-Mart Stores, Inc. .......................................           1,741            83,429
Walgreen Co. ................................................             673            29,545
Warner Music Group Corp. ....................................              83             1,428
Washington Post Co. Cl B ....................................              17            12,648
Westwood One, Inc. ..........................................             573             3,902
Whole Foods Market, Inc. ....................................             352            16,470
Williams-Sonoma, Inc. .......................................             256             9,016
WM Wrigley Jr. Co. ..........................................              33             1,942
WMS Industries, Inc. (a) ....................................             195             7,773
Wynn Resorts Ltd. ...........................................             208            21,260
XM Satellite Radio Holdings, Inc. Cl A (a) ..................             793             9,278
Yum! Brands, Inc. ...........................................             175            10,825
Zale Corp. (a) ..............................................             415            11,583
                                                                                ---------------
                                                                                      2,578,614
                                                                                ---------------
FINANCIALS (16.38%)
ACE Ltd. ....................................................             139             8,265
Affiliated Managers Group, Inc. (a) .........................              83             9,763
AFLAC, Inc. .................................................             363            18,636
Alexandria Real Estate Equities, Inc. REIT ..................             191            20,217
Alleghany Corp. .............................................              14             5,109
Allied World Assurance ......................................             118             5,230
Allstate Corp. ..............................................             292            18,197
AMB Property Corp. REIT .....................................             311            18,943
AMBAC Financial Group, Inc. .................................             298            27,356
Amcore Financial, Inc. ......................................             192             5,493
American Express Co. ........................................             703            42,651
American Financial Group, Inc. ..............................             206             7,266
American Financial Realty Trust REIT ........................           1,106            11,724
American Home Mortgage Investment Corp. REIT ................             327             8,103
American International Group, Inc. ..........................           1,121            78,369
American National Insurance Co. .............................              46             6,004
AmeriCredit Corp. (a) .......................................             340             8,578
Ameriprise Financial, Inc. ..................................             108             6,423
Anchor Bancorp Wisconsin, Inc. ..............................             171             4,603
Annaly Capital Management, Inc. REIT ........................           2,051            32,631
AON Corp. ...................................................             126             4,883
Arch Capital Group Ltd. (a) .................................             115             8,374
Archstone-Smith Trust REIT ..................................             129             6,722
Arthur J. Gallagher & Co. ...................................             244             6,822
Aspen Insurance Holdings Ltd. ...............................             259             6,866
Associated Banc-Corp. .......................................             311            10,070
Assurant, Inc. ..............................................             284            16,339
Assured Guaranty Ltd. .......................................             141             3,978
Astoria Financial Corp. .....................................             247             6,560
Avalonbay Communities, Inc. REIT ............................             215            26,286
Axis Capital Holdings Ltd. ..................................             375            13,913

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
FINANCIALS, CONTINUED
BancorpSouth, Inc. ..........................................             592            14,545
Bank of America Corp. .......................................           2,270           115,543
Bank of Hawaii Corp. ........................................             299            15,817
Bank of New York Co. ........................................             382            15,463
BB&T Corp. ..................................................             259            10,780
Bear Stearns Cos. ...........................................              62             9,653
BlackRock, Inc. .............................................              16             2,395
Boston Properties, Inc. REIT ................................              94            11,051
Brandywine Realty Trust REIT ................................             654            21,504
BRE Properties, Inc. REIT ...................................             302            18,132
Brown & Brown, Inc. .........................................             263             6,772
Camden Property Trust REIT ..................................             134             9,333
Capital One Financial Corp. .................................             208            15,446
CapitalSource, Inc. REIT ....................................             354             9,123
CB Richard Ellis Group, Inc. Cl A (a) .......................             494            16,722
CBOT Holding, Inc. (a) ......................................             100            18,867
Charles Schwab Corp. ........................................             746            14,264
Chicago Mercantile Exchange Holdings, Inc. Cl A .............              21            10,852
Chittenden Corp. ............................................             330             9,590
Chubb Corp. .................................................             181             9,743
Cincinnati Financial Corp. ..................................             417            18,865
CIT Group, Inc. .............................................             583            34,776
Citigroup, Inc. .............................................           2,501           134,104
Citizens Banking Corp. ......................................             590            11,806
City National Corp. .........................................             134             9,811
Colonial Bancgroup, Inc. ....................................             446            10,731
Colonial Properties Trust REIT ..............................             366            18,157
Comerica, Inc. ..............................................              81             5,015
Commerce Bancshares, Inc. ...................................             210             9,941
Commerce Group, Inc. ........................................             511            16,664
Compucredit Corp. (a) .......................................             110             3,978
Conseco, Inc. (a) ...........................................             457             8,084
Corporate Office Properties Trust REIT ......................             293            13,803
Countrywide Financial Corp. .................................             320            11,866
Cousins Properties, Inc. REIT ...............................             347            11,649
Covanta Holding Corp. .......................................             337             8,270
Crescent Real Estate Equities Co. REIT ......................             281             5,763
DCT Industrial Trust, Inc. REIT .............................           1,386            15,565
Digital Realty Trust, Inc. REIT .............................             403            16,301
Dime Community Bancshares ...................................             282             3,753
Downey Financial Corp. ......................................             178            11,917
Duke Realty Corp. REIT ......................................             397            17,115
E*TRADE Financial Corp. (a) .................................           1,070            23,626
East West Bancorp, Inc. .....................................             332            13,234
Eaton Vance Corp. ...........................................             379            14,485
Endurance Specialty Holdings Ltd. ...........................             174             6,511
Equity Inns, Inc. REIT ......................................             394             6,737
Equity Lifestyle Properties, Inc. REIT ......................             156             8,466
Erie Indemnity Co. Cl A .....................................             161             8,461
Essex Property Trust, Inc. REIT .............................             140            18,040
Everest Re Group Ltd. .......................................             192            19,323
F.N.B. Corp. ................................................             491             8,239
Fannie Mae ..................................................             491            28,930
Federal Realty Investment Trust REIT ........................             143            12,894
Federated Investors, Inc., Cl B .............................             283            10,799
Felcor Lodging Trust, Inc. REIT .............................             520            13,276
Fidelity National Title Group ...............................             673            17,155
Fifth Third Bancorp .........................................             242             9,823
First American Corp. ........................................             244            12,566
First Bancorp (Puerto Rico) .................................             540             6,772

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
FINANCIALS, CONTINUED
First Horizon National Corp. ................................             362            14,194
First Marblehead Corp. ......................................             161             5,836
First Midwest Bancorp .......................................             390            14,017
First Niagara Financial Group, Inc. .........................             856            11,642
Firstfed Financial Corp. (a) ................................             153             9,406
FirstMerit Corp. ............................................             567            11,839
Forest City Enterprises, Inc. Cl A ..........................             140             9,353
Franklin Resources, Inc. ....................................             112            14,707
Franklin Street Properties REIT .............................             588            10,613
Freddie Mac .................................................             346            22,414
Fremont General Corp. .......................................             564             4,258
Friedman Billings Ramsey Group, Inc. Cl A REIT ..............           1,122             6,227
Fulton Financial Corp. ......................................           1,307            19,239
Genworth Financial, Inc. Cl A ...............................             235             8,575
Goldman Sachs Group, Inc. ...................................             190            41,536
Greater Bay Bancorp .........................................             372             9,594
Hartford Financial Services Group, Inc. .....................             152            15,382
HCC Insurance Holdings, Inc. ................................             324             9,934
Health Care Property Investors, Inc. REIT ...................             565            19,995
Health Care Realty Trust, Inc. REIT .........................             383            13,045
Health Care REIT, Inc. ......................................             545            24,656
Hilb Rogal & Hobbs Co. ......................................             208             9,038
Home Properties, Inc. REIT ..................................             245            13,647
Horace Mann Educators Corp. .................................             308             6,480
Hospitality Properties Trust REIT ...........................             281            12,794
Host Marriott Corp. REIT ....................................           1,569            40,229
HRPT Properties Trust REIT ..................................           1,653            20,233
Hudson City Bancorp, Inc. ...................................           1,537            20,473
Huntington Bancshares, Inc. .................................             596            13,219
IMPAC Mortgage Holdings, Inc. REIT ..........................             505             2,803
IndyMac Bancorp, Inc. .......................................             554            16,753
Intercontinentalexchange, Inc. (a) ..........................             152            19,304
International Bancshares Corp. ..............................             163             4,686
International Securities Exchange Holdings, Inc. ............             231            15,405
Investment Technology Group, Inc. (a) .......................             255             9,649
Investors Financial Services Corp. ..........................             154             9,530
IPC Holdings Ltd. ...........................................             186             5,576
iStar Financial, Inc. REIT ..................................             350            16,772
Janus Capital Group, Inc. ...................................             552            13,811
Jefferies Group, Inc. .......................................             286             9,066
Jones Lang LaSalle, Inc. ....................................              98            10,534
JPMorgan Chase & Co. ........................................           1,746            90,967
KeyCorp .....................................................             173             6,173
Kilroy Realty Corp. REIT ....................................             215            16,325
Kimco Realty Corp. REIT .....................................             630            30,284
KKR Financial Corp. REIT ....................................             235             6,277
Knight Capital Group, Inc. Cl A (a) .........................             769            12,458
LaBranche & Co., Inc. (a) ...................................             380             3,093
LaSalle Hotel Properties REIT ...............................             236            10,957
Lazard Ltd. .................................................             300            16,245
Legg Mason, Inc. ............................................              86             8,530
Lehman Brothers Holdings, Inc. ..............................             275            20,702
Lexington Corporate Properties Trust REIT ...................             503            10,508
Liberty Property Trust REIT .................................             249            12,049
Lincoln National Corp. ......................................             141            10,032
Loews Corp. .................................................             203             9,606
M&T Bank Corp. ..............................................              40             4,454

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
FINANCIALS, CONTINUED
Macerich Co. REIT ...........................................             183            17,407
Mack-Cali Realty Corp. REIT .................................             166             8,129
MAF Bancorp, Inc. ...........................................             260            10,439
Markel Corp. ................................................              23            10,555
Marsh & McLennan Cos. .......................................             278             8,829
Marshall & Ilsley Corp. .....................................             693            33,278
MasterCard, Inc. Cl A .......................................             174            19,432
MBIA, Inc. ..................................................             395            27,476
Mellon Financial Corp. ......................................             180             7,727
Mercury General Corp. .......................................              77             4,170
Merrill Lynch & Co., Inc. ...................................             405            36,543
MetLife, Inc. ...............................................             217            14,257
MGIC Investment Corp. .......................................             232            14,294
Mid-America Apartment Communities, Inc. REIT ................             167             9,010
Montpelier Re Holdings Ltd. .................................             300             5,478
Moody's Corp. ...............................................             156            10,315
Morgan Stanley ..............................................             490            41,165
Nasdaq Stock Market, Inc. (a) ...............................             246             8,010
National City Corp. .........................................             286            10,453
National Financial Partners Corp. ...........................             237            10,919
National Retail Properties, Inc. REIT .......................             554            13,268
Nationwide Financial Services, Inc. Cl A ....................             404            23,081
Nationwide Health Properties, Inc. REIT .....................             667            21,384
New York Community Bancorp, Inc. ............................             712            12,432
NewAlliance Bancshares, Inc. ................................             854            13,331
Newcastle Investment Corp. REIT .............................             443            12,940
NovaStar Financial, Inc. REIT ...............................             279             2,053
Nuveen Investments, Inc. ....................................             218            11,619
Nyse Euronext (a) ...........................................             147            12,397
Ohio Casualty Corp. .........................................             461            14,586
Old National Bancorp ........................................             501             8,958
Old Republic International Corp. ............................             600            12,762
Pacific Capital Bancorp .....................................             369             9,937
Park National Corp. .........................................              68             6,036
PartnerRe Ltd. ..............................................             158            11,379
Pennsylvania Real Estate Investment Trust REIT ..............             288            13,380
People's United Financial ...................................             392             7,805
Philadelphia Consolidated Holding Co. (a) ...................             383            16,622
Phoenix Cos., Inc. ..........................................             859            12,799
Piper Jaffray Cos., Inc. (a) ................................             108             6,891
Plum Creek Timber Co., Inc. REIT ............................             494            19,612
PMI Group, Inc. .............................................             228            11,051
PNC Financial Services Group, Inc. ..........................             182            13,486
Popular, Inc. ...............................................             711            11,952
Post Properties, Inc. REIT ..................................             321            15,045
Potlatch Corp. REIT .........................................             297            12,887
Principal Financial Group, Inc. .............................             117             7,428
ProAssurance Corp. (a) ......................................             213            11,468
Protective Life Corp. .......................................             157             7,363
Provident Bankshares Corp. ..................................             239             7,658
Provident Financial Services, Inc. ..........................             499             8,553
Prudential Financial, Inc. ..................................             242            22,990
Public Storage, Inc. REIT ...................................              89             8,305
Radian Group, Inc. ..........................................             210            12,203
RAIT Investment Trust REIT ..................................             570            16,046
Raymond James Financial, Inc. ...............................             327            10,032
Rayonier, Inc. REIT .........................................             222             9,628
Realty Income Corp. REIT ....................................             742            20,702
Redwood Trust, Inc. REIT ....................................             214            10,745

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
FINANCIALS, CONTINUED
Regency Centers Corp. REIT ..................................             164            13,514
Regions Financial Corp. .....................................             350            12,282
Reinsurance Group of America, Inc. ..........................              85             5,296
RenaissanceRe Holdings Ltd. .................................             173             9,368
RLI Corp. ...................................................             163             9,077
Safeco Corp. ................................................             317            21,157
SEI Investments Co. .........................................             172            10,497
Senior Housing Properties Trust REIT ........................             694            15,844
Simon Property Group, Inc. REIT .............................             153            17,638
Sky Financial Group, Inc. ...................................             350             9,538
SL Green Realty Corp. REIT ..................................             161            22,685
South Financial Group, Inc. .................................             607            13,736
Sovereign Bancorp, Inc. .....................................             909            22,053
St. Joe Co. .................................................             199            11,269
Sterling Bancshares, Inc. ...................................             493             5,635
Sterling Financial Corp. ....................................             463            13,649
Strategic Hotel Capital, Inc. REIT ..........................             694            15,025
Sunstone Hotel Investors, Inc. REIT .........................             426            12,150
SunTrust Banks, Inc. ........................................             180            15,196
Susquehanna Bancshares, Inc. ................................             412             9,179
SVB Financial Group (a) .....................................             203            10,398
SWS Group, Inc. .............................................             222             5,770
Synovus Financial Corp. .....................................             783            24,711
T. Rowe Price Group, Inc. ...................................             692            34,379
Taubman Centers, Inc. REIT ..................................             316            17,712
TCF Financial Corp. .........................................             313             8,476
TD Ameritrade Holding Corp. (a) .............................             220             3,751
Thornburg Mortgage, Inc. REIT ...............................             322             8,952
Torchmark Corp. .............................................             282            19,261
Travelers Companies, Inc. ...................................             354            19,151
Trustco Bank Corp. ..........................................             536             4,915
Trustmark Corp. .............................................             416            11,070
U.S. Bancorp ................................................             876            30,091
UCBH Holdings, Inc. .........................................             790            14,188
UDR, Inc. REIT ..............................................             389            11,686
Umpqua Holdings Corp. .......................................             534            13,318
UnionBanCal Corp. ...........................................             136             8,361
United Bankshares, Inc. .....................................             299            10,017
Unitrin, Inc. ...............................................             113             5,328
UnumProvident Corp. .........................................             997            24,805
Valley National Bancorp .....................................             295             7,484
Ventas, Inc. REIT ...........................................             291            12,269
Vornado Realty Trust REIT ...................................             115            13,642
W Holding Co., Inc. .........................................             960             4,646
Wachovia Corp. ..............................................             939            52,152
Waddell & Reed Financial, Inc. ..............................             248             6,007
Washington Federal, Inc. ....................................             703            16,668
Washington Mutual, Inc. .....................................             459            19,269
Webster Financial Corp. .....................................             423            18,802
Weingarten Realty Investors REIT ............................             209            10,003
Wells Fargo & Co. ...........................................           1,556            55,845
Westamerica Bancorp .........................................             215            10,068
White Mountains Insurance Group Ltd. ........................              19            10,887
Whitney Holding Corp. .......................................             537            16,523
Willis Group Holdings Ltd. ..................................             350            14,357
Wilmington Trust Corp. ......................................             172             6,959
Wintrust Financial Corp. ....................................             175             7,522
XL Capital Ltd., Cl A .......................................              76             5,926
Zenith National Insurance Corp. .............................             343            15,864
                                                                                ---------------
                                                                                      3,927,085
                                                                                ---------------
HEALTH CARE (8.50%)
Abbott Laboratories .........................................           1,057            59,847

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
HEALTH CARE, CONTINUED
Abraxis BioScience, Inc. ....................................              64             1,761
Adams Respiratory Therapeutics, Inc. (a) ....................             182             6,827
Advanced Medical Optics, Inc. (a) ...........................             173             6,994
Aetna, Inc. .................................................             355            16,642
Affymetrix, Inc. (a) ........................................             154             4,046
Alcon, Inc. .................................................              48             6,477
Alexion Pharmaceuticals, Inc. ...............................             245            10,256
Alkermes, Inc. (a) ..........................................             699            11,485
Allergan, Inc. ..............................................             102            12,362
American Medical Systems Holdings, Inc. (a) .................             453             8,032
Amerigroup Corp. (a) ........................................             330             9,283
Amgen, Inc. .................................................             782            50,157
Amylin Pharmaceuticals, Inc. ................................             328            13,556
Applied Biosystems Group-Applera Corp. ......................             492            15,370
Apria Health Care Group, Inc. ...............................             354            11,236
Arthrocare Corp. ............................................             180             7,427
Barr Pharmaceuticals, Inc. ..................................             282            13,638
Bausch & Lomb, Inc. .........................................             124             7,295
Baxter International, Inc. ..................................             464            26,276
Beckman Coulter, Inc. .......................................             145             9,107
Becton Dickinson & Co. ......................................             146            11,489
Bio-Rad Laboratories, Inc. Cl A .............................             109             7,714
Biogen Idec, Inc. (a) .......................................             208             9,820
BioMarin Pharmaceutical, Inc. (a) ...........................             507             8,193
Biomet, Inc. ................................................             139             6,005
Biosite, Inc. ...............................................             100             9,250
Boston Scientific Corp. (a) .................................             887            13,695
Bristol-Myers Squibb Co. ....................................           1,030            29,726
Brookdale Senior Living, Inc. ...............................             161             7,311
C.R. Bard, Inc. .............................................             273            22,694
Celera Genomics Group-Applera Corp. .........................             560             7,840
Celgene Corp. (a) ...........................................             274            16,758
Cephalon, Inc. (a) ..........................................             157            12,499
CIGNA Corp. .................................................              47             7,313
Community Health Systems, Inc. (a) ..........................             239             8,795
Cooper Cos. .................................................             106             5,417
Covance, Inc. (a) ...........................................             177            10,709
Coventry Health Care, Inc. (a) ..............................             413            23,884
Cubist Pharmaceuticals, Inc. (a) ............................             314             6,735
CV Therapeutics, Inc. (a) ...................................             323             2,723
Cyberonics, Inc. (a) ........................................             151             3,301
Cytyc Corp. (a) .............................................             267             9,406
Dade Behring Holdings, Inc. .................................             210            10,313
DaVita, Inc. (a) ............................................             273            14,909
Delta Pine & Land Co. .......................................             271            11,176
Dentsply International, Inc. ................................             395            13,197
Edwards Lifesciences Corp. ..................................             372            18,228
Eli Lilly & Co. .............................................             486            28,737
Endo Pharmaceuticals Holdings, Inc. (a) .....................             332            10,272
Enzo Biochem, Inc. (a) ......................................             243             4,085
Express Scripts, Inc. (a) ...................................              72             6,880
Forest Laboratories, Inc. (a) ...............................             218            11,600
Gen-Probe, Inc. (a) .........................................             309            15,793
Genentech, Inc. (a) .........................................             305            24,397
Genzyme Corp. (a) ...........................................             188            12,278
Gilead Sciences, Inc. (a) ...................................             309            25,251
Haemonetics Corp. (a) .......................................             186             8,898
Health Management Associates, Inc. Cl A .....................             671             7,173

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
HEALTH CARE, CONTINUED
Health Net, Inc. (a) ........................................             306            16,542
Healthways, Inc. (a) ........................................             228             9,672
Henry Schein, Inc. (a) ......................................             216            11,260
Hologic, Inc. (a) ...........................................             308            17,725
Human Genome Sciences, Inc. (a) .............................             902             9,715
Humana, Inc. (a) ............................................             436            27,573
IDEXX Laboratories, Inc. (a) ................................             186            16,772
Illumina, Inc. (a) ..........................................             386            12,595
Immucor, Inc. (a) ...........................................             439            14,325
Incyte Corp. (a) ............................................             637             4,911
InterMune, Inc. (a) .........................................             181             5,233
Intuitive Surgical, Inc. (a) ................................             101            13,096
Invacare Corp. ..............................................             255             4,753
Invitrogen Corp. (a) ........................................             124             8,118
Johnson & Johnson ...........................................           1,983           127,348
Kinetic Concepts, Inc. (a) ..................................             124             6,200
King Pharmaceuticals, Inc. (a) ..............................             686            14,029
Kyphon, Inc. (a) ............................................             281            13,097
Laboratory Corp. of America Holdings (a) ....................             339            26,761
Lincare Holdings, Inc. (a) ..................................             236             9,308
Magellan Health Services, Inc. (a) ..........................             256            10,982
Manor Care, Inc. ............................................             173            11,226
Medarex, Inc. (a) ...........................................             844            11,554
Medco Health Solutions, Inc. (a) ............................             192            14,980
Medicines Co. (a) ...........................................             346             7,882
Medicis Pharmaceutical Corp. ................................             350            10,640
Medimmune, Inc. (a) .........................................             641            36,332
Medtronic, Inc. .............................................             773            40,915
Mentor Corp. ................................................             249             9,689
Merck & Co., Inc. ...........................................           1,075            55,298
MGI Pharma, Inc. (a) ........................................             523            11,516
Millennium Pharmaceuticals, Inc. (a) ........................             901             9,983
Millipore Corp. (a) .........................................             142            10,484
Mylan Laboratories, Inc. ....................................             723            15,855
Myriad Genetics, Inc. (a) ...................................             280            10,234
Nabi Biopharmaceuticals (a) .................................             503             2,616
Nektar Therapeutics (a) .....................................             577             7,137
Neurocrine Biosciences, Inc. (a) ............................             204             2,597
Noven Pharmaceuticals, Inc. (a) .............................              87             2,037
Odyssey Healthcare, Inc. (a) ................................             317             4,229
Onyx Pharmaceuticals, Inc. (a) ..............................             300             8,028
OSI Pharmaceuticals, Inc. (a) ...............................             157             5,448
Par Pharmaceutical Cos., Inc. (a) ...........................             243             6,544
PAREXEL International Corp. (a) .............................             188             7,385
Patterson Cos., Inc. (a) ....................................             322            11,611
PDL BioPharma, Inc. (a) .....................................             337             8,513
Pediatrix Medical Group, Inc. (a) ...........................             287            16,373
Perrigo Co. .................................................             644            12,236
Pfizer, Inc. ................................................           3,540            93,668
Pharmaceutical Product Development, Inc. ....................             243             8,765
PolyMedica Corp. ............................................             121             4,893
PSS World Medical, Inc. (a) .................................             470             9,447
Psychiatric Solutions, Inc. (a) .............................             313            10,977
Quest Diagnostics, Inc. .....................................             110             5,378
Regeneron Pharmaceuticals, Inc. (a) .........................             362             9,846
ResMed, Inc. (a) ............................................             196             8,283
Respironics, Inc. (a) .......................................             171             6,970
Schering-Plough Corp. .......................................           1,057            33,539
Sepracor, Inc. (a) ..........................................             277            14,869
Sierra Health Services, Inc. (a) ............................             338            14,000
St. Jude Medical, Inc. (a) ..................................             227             9,713
Steris Corp. ................................................             594            15,183

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
HEALTH CARE, CONTINUED
Stryker Corp. ...............................................             202            13,118
Sunrise Senior Living, Inc. (a) .............................             278            10,645
Techne Corp. (a) ............................................             255            15,037
Telik, Inc. (a) .............................................             385             2,298
Tenet Health Care Corp. (a) .................................           1,384            10,269
Thermo Electron Corp. (a) ...................................             328            17,076
Thervance, Inc (a) ..........................................             295             9,773
United Therapeutics Corp. (a) ...............................             162             9,057
UnitedHealth Group, Inc. ....................................             903            47,913
Universal Health Services, Inc. Cl B ........................             119             7,226
Varian Medical Systems, Inc. (a) ............................             344            14,520
Varian, Inc. (a) ............................................             178            10,317
Ventana Medical Systems, Inc. (a) ...........................             239            11,613
Vertex Pharmaceuticals, Inc. (a) ............................             310             9,529
Viasys Health Care, Inc. (a) ................................             223             7,140
Waters Corp. (a) ............................................             260            15,452
Watson Pharmaceuticals, Inc. (a) ............................             317             8,654
WellCare Health Plans, Inc. (a) .............................             207            16,682
Wyeth .......................................................             661            36,686
Zimmer Holdings, Inc. (a) ...................................             175            15,834
                                                                                ---------------
                                                                                      2,038,265
                                                                                ---------------
INDUSTRIALS (11.40%)
AAR Corp. ...................................................             253             7,727
Accenture Ltd. Cl A .........................................             394            15,405
Actuant Corp. Cl A ..........................................             186             9,858
Acuity Brands, Inc. .........................................             255            15,076
Administaff, Inc. ...........................................             174             5,775
Aeroflex, Inc. ..............................................             540             7,582
Affiliated Computer Services, Inc. Cl A .....................             252            15,097
Agilent Technologies, Inc. (a) ..............................             266             9,142
Albany International Corp. ..................................             238             9,115
Alliance Data Systems Corp. .................................             163            10,377
Alliant Techsystems, Inc. ...................................             192            17,881
Allied Waste Industries, Inc. ...............................             856            11,445
Ametek, Inc. ................................................             286            10,358
Amphenol, Inc. ..............................................             468            16,432
Anixter International, Inc. .................................             203            14,535
Aptargroup, Inc. ............................................             191            13,991
Armor Holdings, Inc. ........................................             225            16,088
Astec Industries, Inc. ......................................             114             4,640
Automatic Data Processing, Inc. .............................             393            17,591
BE Aerospace, Inc. ..........................................             582            21,330
BearingPoint, Inc. ..........................................             546             4,008
Belden Cdt, Inc. ............................................             293            16,373
Bemis Co., Inc. .............................................             317            10,531
Black Box Corp. .............................................             160             5,830
Boeing Co. ..................................................             498            46,314
Bowne & Co. .................................................             250             4,170
Brink's Co. .................................................             256            16,256
Broadridge Fin. Solutions (a) ...............................              98             1,964
Bucyrus International, Inc. Cl A ............................             184            11,544
Burlington Northern Santa Fe Corp. ..........................             192            16,808
C.H. Robinson Worldwide, Inc. ...............................             440            23,522
Carlisle Cos. ...............................................             395            16,266
Ceradyne, Inc. (a) ..........................................             142             8,357
CheckFree Corp. (a) .........................................             178             5,991
Checkpoint Systems, Inc. (a) ................................             272             5,981
Choicepoint, Inc. (a) .......................................             208             7,898
Cognex Corp. ................................................             257             5,538
Coherent, Inc. (a) ..........................................             214             6,717
Commscope, Inc. (a) .........................................             378            17,634
Con-way, Inc. ...............................................             112             6,119
Convergys Corp. (a) .........................................             353             8,917

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
INDUSTRIALS, CONTINUED
Cooper Industries, Ltd. .....................................             532            26,472
Corporate Executive Board Co. ...............................              97             6,173
Corrections Corp. of America (a) ............................             369            20,959
Cummins, Inc. ...............................................             256            23,593
Danaher Corp. ...............................................             159            11,319
Deere & Co. .................................................             102            11,159
Deluxe Corp. ................................................             413            15,632
Dionex Corp. (a) ............................................             106             7,314
Donaldson Co., Inc. .........................................             409            14,691
Dover Corp. .................................................             528            25,407
DRS Technologies, Inc. ......................................             254            12,779
Eagle Materials, Inc. .......................................             284            12,669
EGL, Inc. (a) ...............................................             221             8,769
Electro Scientific Industries, Inc. (a) .....................             242             4,985
EMCOR Group, Inc. (a) .......................................             213            13,353
Energy Conversion Devices, Inc. (a) .........................             254             8,994
ESCO Technologies, Inc. (a) .................................             153             6,971
Esterline Technologies Corp. (a) ............................             188             7,845
Expeditors International of Washington, Inc. ................             539            22,530
Fastenal Co. ................................................             381            15,667
Fidelity National Information Services, Inc. ................             765            38,655
First Data Corp. ............................................             488            15,811
Fiserv, Inc. (a) ............................................             459            24,405
Flextronics International Ltd. (a) ..........................           1,684            18,777
Flir Systems, Inc. (a) ......................................             373            15,103
Florida Rock Industries, Inc. ...............................             146            10,092
Flowserve Corp. .............................................             150             9,152
Fluor Corp. .................................................             226            21,610
Forrester Research, Inc. (a) ................................             107             2,758
Fortune Brands, Inc. ........................................              64             5,126
Forward Air Corp. ...........................................             219             6,682
Foster Wheeler Ltd. (a) .....................................             182            12,527
FTI Consulting, Inc. (a) ....................................             294            10,810
Gardner Denver, Inc. (a) ....................................             309            11,680
General Cable Corp. (a) .....................................             305            17,519
General Dynamics Corp. ......................................             172            13,502
General Electric Co. ........................................           5,168           190,493
General Maritime Corp. ......................................             191             6,125
Genlyte Group, Inc. (a) .....................................              69             5,383
Global Payments, Inc. .......................................             230             8,735
Goodrich Corp. ..............................................             349            19,837
Graco, Inc. .................................................             192             7,584
GrafTech International Ltd. (a) .............................             913             9,112
Granite Construction, Inc. ..................................             202            12,168
Harsco Corp. ................................................             224            11,424
Honeywell International, Inc. ...............................             366            19,830
Hubbell, Inc. Cl B ..........................................             132             6,823
IDEX Corp. ..................................................             321            16,843
Ingersoll-Rand Co. Ltd. Cl A ................................             126             5,626
Insituform Technologies, Inc. Cl A (a) ......................             191             3,896
Iron Mountain, Inc. (a) .....................................             447            12,561
Itron, Inc. (a) .............................................             177            11,919
ITT Corp. ...................................................             499            31,841
Jabil Circuit, Inc. .........................................             486            11,324
Jacobs Engineering Group, Inc. (a) ..........................             312            15,734
Joy Global, Inc. ............................................             314            15,898
Kaman Corp. .................................................             185             4,588
Kaydon Corp. ................................................             195             9,268
Kemet Corp. (a) .............................................             817             6,928
Kennametal, Inc. ............................................             247            17,428
Kirby Corp. (a) .............................................             166             6,275

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
INDUSTRIALS, CONTINUED
L-3 Communications Holdings, Inc. ...........................             325            29,227
Landstar System, Inc. .......................................             338            16,329
Lincoln Electric Holdings, Inc. .............................             237            15,104
Littelfuse, Inc. (a) ........................................             155             6,217
Lockheed Martin Corp. .......................................             220            21,151
Louisiana-Pacific Corp. .....................................             267             5,263
Manitowoc Co. ...............................................             374            25,518
Manpower, Inc. ..............................................             210            16,853
Martin Marietta Materials, Inc. .............................             110            16,040
Masco Corp. .................................................             171             4,653
McDermott International, Inc. (a) ...........................             276            14,810
MDU Resources Group, Inc. ...................................             481            14,574
MeadWestvaco Corp. ..........................................             519            17,314
Methode Electronics, Inc. ...................................             313             4,720
Mettler-Toledo International, Inc. (a) ......................              95             9,274
Molex, Inc. Cl A ............................................             193             5,170
Monster Worldwide, Inc. (a) .................................             283            11,900
Moog, Inc. Cl A (a) .........................................             260            11,055
MSC Industrial Direct Co. ...................................             269            13,111
Mueller Industries, Inc. ....................................             295             9,676
Mueller Water Products, Inc., Cl B ..........................             600             8,598
National Instruments Corp. ..................................             356             9,918
Navigant Consulting, Inc. (a) ...............................             375             7,193
NCI Building Systems, Inc (a) ...............................             149             7,446
Neustar, Inc. (a) ...........................................             232             6,672
Nordson Corp. ...............................................             169             7,745
Norfolk Southern Corp. ......................................             199            10,595
Northrop Grumman Corp. ......................................             139            10,232
Old Dominion Freight Line, Inc. (a) .........................             227             6,710
OMI Corp. ...................................................             464            13,488
Orbotech Ltd. (a) ...........................................             298             6,833
Oshkosh Truck Corp. .........................................             172             9,622
Owens Corning, Inc. (a) .....................................             265             8,122
Owens-Illinois, Inc. (a) ....................................             435            13,089
Pacer International, Inc. ...................................             339             8,661
Packaging Corp. of America ..................................             241             5,967
Pactiv Corp. (a) ............................................             347            11,999
Pall Corp. ..................................................             366            15,354
Park Electrochemical Corp. ..................................             136             3,747
Parker Hannifin Corp. .......................................             321            29,577
Paychex, Inc. ...............................................             255             9,461
Pentair, Inc. ...............................................             341            10,960
PerkinElmer, Inc. ...........................................             907            21,949
Power-One, Inc. (a) .........................................             627             2,671
Powerwave Technologies, Inc. (a) ............................             799             4,978
Precision Castparts Corp. ...................................             369            38,417
Quanta Services, Inc. .......................................             820            22,542
R.R. Donnelley & Sons Co. ...................................             591            23,758
Raytheon Co. ................................................             229            12,261
Regal Beloit ................................................             228            10,515
Republic Services, Inc. .....................................             462            12,904
Resources Connection, Inc. (a) ..............................             265             7,995
Robert Half International, Inc. .............................             451            15,018
Rockwell Automation Corp. ...................................             111             6,609
Rockwell Collins, Inc. ......................................             430            28,238
Roper Industries, Inc. ......................................             235            13,174
Ryder System, Inc. ..........................................             157             8,264
Sanmina-SCI Corp. (a) .......................................           1,342             4,630
Sealed Air Corp. ............................................             394            12,963
Shaw Group, Inc. (a) ........................................             616            19,977
Smurfit-Stone Container Corp. (a) ...........................             764             9,206
Solectron Corp. (a) .........................................           2,366             7,926
Sonoco Products Co. .........................................             289            12,323
Spherion Corp. (a) ..........................................             485             4,147

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
INDUSTRIALS, CONTINUED
Spirit Aerosystems Holding, Inc. (a) ........................             351            11,102
SPX Corp. ...................................................             147            10,419
Stericycle, Inc. (a) ........................................             279            24,312
TASER International, Inc. (a) ...............................             429             3,702
Tektronix, Inc. .............................................             212             6,231
Teleflex, Inc. ..............................................             229            16,449
Teletech Holdings, Inc. (a) .................................             184             6,942
Terex Corp. (a) .............................................             276            21,487
Tetra Tech, Inc. (a) ........................................             407             8,474
Texas Industries, Inc. ......................................             153            11,654
Textron, Inc. ...............................................              63             6,405
Thomas & Betts Corp. (a) ....................................             170             9,262
Timken Co. ..................................................             248             8,179
Toro Co. ....................................................             244            12,261
Trimble Navigation Ltd. (a) .................................             752            21,567
Trinity Industries, Inc. ....................................             217            10,069
Tyco International Ltd. .....................................           1,004            32,761
Union Pacific Corp. .........................................             137            15,652
United Rentals, Inc. (a) ....................................             544            18,224
USG Corp. (a) ...............................................             199             9,184
UTi Worldwide, Inc. .........................................             223             5,234
Viad Corp. ..................................................             146             5,963
Vishay Intertechnology, Inc. (a) ............................             428             7,126
Vistaprint Ltd. (a) .........................................             244             9,121
Vulcan Materials Co. ........................................             217            26,836
W.W. Grainger, Inc. .........................................             191            15,780
Wabash National Corp. .......................................             258             4,014
Wabtec ......................................................             336            12,482
Washington Group International, Inc. (a) ....................             172            11,510
Waste Connections, Inc. (a) .................................             386            12,032
Waste Management, Inc. ......................................             285            10,662
Watsco, Inc. ................................................             139             7,391
Watson Wyatt & Co. Holdings .................................             315            14,846
Werner Enterprises, Inc. ....................................             410             7,753
Wesco International, Inc. (a) ...............................             115             7,265
Western Union Co. ...........................................             557            11,725
World Fuel Services Corp. ...................................             196             9,057
YRC Worldwide, Inc. (a) .....................................             467            18,582
Zebra Technologies Corp. Cl A (a) ...........................             169             6,725
                                                                                ---------------
                                                                                      2,734,169
                                                                                ---------------
OIL & GAS (5.84%)
Anadarko Petroleum Corp. ....................................             197             9,192
Apache Corp. ................................................             169            12,252
Atwood Oceanics, Inc. .......................................             151             9,498
Baker Hughes, Inc. ..........................................             212            17,043
BJ Services Co. .............................................             820            23,501
Cabot Oil & Gas Corp. .......................................             586            21,342
Cameron International Corp. (a) .............................             298            19,242
Cheniere Energy, Inc. (a) ...................................             339            11,306
Chevron Corp. ...............................................           1,108            86,191
Cimarex Energy Co. ..........................................             242             9,535
ConocoPhillips ..............................................             754            52,290
Core Laboratories N.V. (a) ..................................             131            11,911
Crosstex Energy, Inc. .......................................             251             7,543
Denbury Resources, Inc. (a) .................................             325            10,754
Devon Energy Corp. ..........................................             210            15,303
Diamond Offshore Drilling, Inc. .............................              52             4,451
Dresser-Rand Group, Inc. (a) ................................             252             8,041
Dynegy, Inc. (a) ............................................           3,164            29,773
El Paso Corp. ...............................................           1,963            29,445
ENSCO International, Inc. ...................................             388            21,875
EOG Resources, Inc. .........................................             175            12,852
Exco Resources, Inc. (a) ....................................             662            11,115

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
OIL & GAS, CONTINUED
Exxon Mobil Corp. ...........................................           2,861           227,106
FMC Technologies, Inc. (a) ..................................             185            13,113
Forest Oil Corp. (a) ........................................             500            17,620
Global Industries Ltd. (a) ..................................             619            12,850
Grant Prideco, Inc. (a) .....................................             342            17,627
Grey Wolf, Inc. (a) .........................................           1,356             9,709
Halliburton Co. .............................................             694            22,048
Hanover Compressor Co. (a) ..................................             663            14,341
Helix Energy Solutions Group, Inc. (a) ......................             237             9,068
Hess Corp. ..................................................             117             6,640
Holly Corp. .................................................             272            17,299
Houston Exploration Co. (a) .................................             198            10,963
Hydril (a) ..................................................             122            11,812
Input/Output, Inc. (a) ......................................             625             8,744
Lone Star Technologies, Inc. (a) ............................             171            11,356
Marathon Oil Corp. ..........................................             175            17,771
Mariner Energy, Inc. (a) ....................................             651            14,680
National Oilwell Varco, Inc. (a) ............................             117             9,927
Newpark Resources, Inc. (a) .................................             746             6,132
Noble Corp. .................................................             365            30,737
Occidental Petroleum Corp. ..................................             426            21,598
Oceaneering International, Inc. (a) .........................             311            14,785
OGE Energy Corp. ............................................             232             8,918
Parker Drilling Co. (a) .....................................             972            10,556
Penn Virginia Corp. .........................................             129            10,326
Plains Exploration & Production Co. (a) .....................             201             9,445
Pogo Producing Co. ..........................................             133             6,419
Pride International, Inc. (a) ...............................             434            14,240
Quicksilver Resources, Inc. (a) .............................             127             5,316
Range Resources Corp. .......................................             357            13,048
Schlumberger Ltd. ...........................................             791            58,400
SEACOR Holding, Inc. (a) ....................................             138            13,149
Smith International, Inc. ...................................             542            28,422
Southwestern Energy Co. (a) .................................             413            17,346
St. Mary Land & Exploration Co. .............................             324            11,865
Stone Energy Corp. (a) ......................................             192             5,689
Sunoco, Inc. ................................................             345            26,058
Superior Energy Services, Inc. (a) ..........................             550            19,981
Tesoro Corp. ................................................             189            22,907
Tetra Technologies, Inc. (a) ................................             416            11,020
TODCO (a) ...................................................             384            17,457
Transocean, Inc. (a) ........................................             205            17,671
Ultra Petroleum Corp. (a) ...................................             429            24,333
Unit Corp. (a) ..............................................             294            16,802
Universal Compression Holdings (a) ..........................             199            13,247
Valero Energy Corp. .........................................             300            21,069
W-H Energy Services, Inc. ...................................             204            11,038
Weatherford International Ltd. (a) ..........................             218            11,443
XTO Energy, Inc. ............................................             251            13,622
                                                                                ---------------
                                                                                      1,400,168
                                                                                ---------------
TECHNOLOGY (10.41%)
3Com Corp. (a) ..............................................             960             3,869
Actel Corp. .................................................             215             3,148
Adaptec, Inc. (a) ...........................................             971             3,748
Adobe Systems, Inc. (a) .....................................             424            17,621
Advanced Micro Devices, Inc. ................................             349             4,823
Advent Software, Inc. .......................................             143             4,799
Agile Software Corp. (a) ....................................             444             3,192
Agilysys, Inc. ..............................................             254             5,342
Akamai Technologies, Inc. (a) ...............................             423            18,646
Altera Corp. ................................................             947            21,345
American Tower Corp. Cl A ...................................             286            10,868

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
TECHNOLOGY, CONTINUED
Amkor Technology, Inc. ......................................             767            10,730
Analog Devices, Inc. ........................................             227             8,767
Andrew Corp. ................................................             468             5,111
Ansys, Inc. (a) .............................................             231            11,827
Apple Computer, Inc. ........................................             598            59,680
Applied Materials, Inc. .....................................             951            18,278
Ariba, Inc. (a) .............................................             628             5,539
Asyst Technologies, Inc. (a) ................................             405             2,896
ATMI, Inc. (a) ..............................................             220             6,805
Autodesk, Inc. ..............................................             629            25,959
Avaya, Inc. .................................................           1,229            15,879
Axcelis Technologies, Inc. ..................................             699             5,347
BEA Systems, Inc. ...........................................           1,196            14,101
Bmc Software, Inc. ..........................................             582            18,839
Borland Software Corp. ......................................             650             3,621
Broadcom Corp. (a) ..........................................             309            10,058
Brocade Communications Systems, Inc. (a) ....................           3,048            29,779
Brooks Automation, Inc. (a) .................................             497             8,683
C-COR, Inc. (a) .............................................             398             4,903
Cabot Microelectronics Corp. (a) ............................             168             5,400
Caci International, Inc. Cl A (a) ...........................             207             9,466
Cadence Design Systems, Inc. (a) ............................             755            16,761
CDW Corp. ...................................................             147            10,585
Cerner Corp. (a) ............................................             147             7,826
Check Point Software Technologies Ltd. (a) ..................             522            12,293
Ciber, Inc. (a) .............................................             455             3,708
Ciena Corp. (a) .............................................             545            15,892
Cisco Systems, Inc. (a) .....................................           4,116           110,062
Citrix Systems, Inc. (a) ....................................             495            16,137
Cognizant Technology Solutions Corp. (a) ....................             367            32,810
Computer Sciences Corp. (a) .................................             484            26,881
Compuware Corp. (a) .........................................             954             9,416
Conexant Systems, Inc. (a) ..................................           3,430             5,317
Corning, Inc. (a) ...........................................           1,066            25,286
Crown Castle International Corp. (a) ........................             578            19,849
CSG Systems International, Inc. (a) .........................             343             9,186
Cymer, Inc. (a) .............................................             247            10,006
Dell, Inc. (a) ..............................................           1,383            34,865
Dendrite International, Inc. (a) ............................             312             4,961
Digital River, Inc. (a) .....................................             236            13,813
DST Systems, Inc. (a) .......................................             149            11,629
Dycom Industries, Inc. (a) ..................................             289             7,488
EarthLink, Inc. (a) .........................................             933             7,147
Electronics for Imaging, Inc. (a) ...........................             395            10,535
EMC Corp. (a) ...............................................           1,448            21,981
Emulex Corp. (a) ............................................             698            14,644
Equinix, Inc. (a) ...........................................             147            12,270
Exar Corp. (a) ..............................................             300             4,044
Extreme Networks, Inc. (a) ..................................             891             3,644
F5 Networks, Inc. (a) .......................................             248            19,041
FormFactor, Inc. (a) ........................................             294            12,139
Gateway, Inc. (a) ...........................................           2,111             4,623
Google, Inc. Cl A (a) .......................................             156            73,535
Harmonic, Inc. (a) ..........................................             620             5,127
Harris Corp. ................................................             339            17,408
Harris Stratex Networks, Cl A (a) ...........................             171             3,410
Hewlett-Packard Co. .........................................           1,869            78,760
Hutchinson Technology, Inc. (a) .............................             236             4,484
Ikon Office Solutions, Inc. .................................             818            12,237
Imation Corp. ...............................................             321            11,848
Informatica Corp. (a) .......................................             599             8,817

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
TECHNOLOGY, CONTINUED
InfoSpace, Inc. (a) .........................................             215             5,517
Ingram Micro, Inc. Cl A (a) .................................             404             7,926
Insight Enterprises, Inc. (a) ...............................             351             6,957
Intel Corp. .................................................           3,929            84,474
Inter-Tel, Inc. .............................................             173             4,363
InterDigital Communications Corp. (a) .......................             358            11,771
Intermec, Inc. (a) ..........................................             342             7,637
International Business Machines Corp. .......................             759            77,577
International Rectifier Corp. (a) ...........................             170             5,998
Intersil Corp. Cl A .........................................             376            11,201
Interwoven, Inc. (a) ........................................             322             4,917
Intuit, Inc. (a) ............................................             832            23,670
j2 Global Communications, Inc. ..............................             344             9,893
Jack Henry & Associates, Inc. ...............................             699            16,601
JDA Software Group, Inc. (a) ................................             243             4,325
JDS Uniphase Corp. (a) ......................................             518             8,537
Juniper Networks, Inc. (a) ..................................             425             9,503
Keane, Inc. (a) .............................................             360             5,047
KLA-Tencor Corp. ............................................             121             6,722
Kronos, Inc. (a) ............................................             189            10,314
Kulicke & Soffa Industries, Inc. (a) ........................             476             4,750
Lam Research Corp. (a) ......................................             353            18,984
Lattice Semiconductor Corp. (a) .............................             736             4,019
Lexmark International, Inc. (a) .............................             252            13,734
Linear Technology Corp. .....................................             190             7,110
Marvell Technology Group Ltd. (a) ...........................             278             4,484
Maxim Integrated Products, Inc. .............................             202             6,407
MEMC Electronic Materials, Inc. (a) .........................             460            25,245
Mentor Graphics Corp. (a) ...................................             681            11,019
Micron Technology, Inc. (a) .................................           2,120            24,321
Micros Systems, Inc. (a) ....................................             229            12,549
Microsemi Corp. (a) .........................................             377             8,712
Microsoft Corp. .............................................           5,923           177,335
Motorola, Inc. ..............................................           1,676            29,045
MRV Communications, Inc. (a) ................................           1,046             3,630
National Semiconductor Corp. ................................             851            22,381
NCR Corp. ...................................................             477            24,041
Network Appliance, Inc. (a) .................................             221             8,223
Novell, Inc. (a) ............................................             915             6,680
NVIDIA Corp. (a) ............................................             936            30,785
OmniVision Technologies, Inc. (a) ...........................             283             3,826
On Semiconductor Corp. (a) ..................................             753             8,065
Openwave Systems, Inc. (a) ..................................             643             4,726
Oracle Corp. (a) ............................................           2,651            49,839
Packeteer, Inc. (a) .........................................             325             3,088
Parametric Technology Corp. (a) .............................             870            15,460
Perot Systems Corp. (a) .....................................             719            12,870
Photronics, Inc. (a) ........................................             273             4,109
Pitney Bowes, Inc. ..........................................              81             3,888
Plantronics, Inc. ...........................................             359             9,015
PMC-Sierra, Inc. (a) ........................................           1,601            12,376
Progress Software Corp. (a) .................................             226             6,809
Qualcomm, Inc. ..............................................           1,104            48,355
Quantum Corp. (a) ...........................................           1,327             3,649
Radisys Corp. (a) ...........................................             176             2,668
Rambus, Inc. (a) ............................................             329             6,517
Red Hat, Inc. (a) ...........................................             476            10,063
RF Micro Devices, Inc. (a) ..................................           1,577             9,856
S1 Corp. (a) ................................................             588             3,822
Salesforce.com, Inc. (a) ....................................             248            10,416
SanDisk Corp. (a) ...........................................             138             5,996
Savvis, Inc. (a) ............................................             157             8,096

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
TECHNOLOGY, CONTINUED
SBC Communications Corp. Cl A (a) ...........................             599            17,623
Semtech Corp. (a) ...........................................             670             9,661
Silicon Image, Inc. (a) .....................................             471             4,126
Silicon Laboratories, Inc. (a) ..............................             331            10,860
Silicon Storage Technology, Inc. (a) ........................             756             3,115
SiRF Technology Holdings, Inc. (a) ..........................             297             7,205
Skyworks Solutions, Inc. (a) ................................           1,149             7,917
SonicWALL, Inc. (a) .........................................             534             4,357
SRA International, Inc. Cl A (a) ............................             262             6,401
Sun Microsystems, Inc. (a) ..................................           1,773             9,255
Sybase, Inc. (a) ............................................             722            17,465
Sycamore Networks, Inc. (a) .................................           1,748             6,415
Symantec Corp. (a) ..........................................             622            10,947
Synopsys, Inc. (a) ..........................................             427            11,811
Tech Data Corp. (a) .........................................             506            17,983
Tellabs, Inc. (a) ...........................................           1,169            12,415
Teradyne, Inc. (a) ..........................................             472             8,236
Tessera Technologies, Inc. (a) ..............................             320            13,693
Texas Instruments, Inc. .....................................             988            33,958
TIBCO Software, Inc. (a) ....................................           1,636            14,920
Transaction Systems Architects, Inc. (a) ....................             211             6,695
Trident Microsystems, Inc. (a) ..............................             396             8,407
Triquint Semiconductor, Inc. (a) ............................             987             5,103
Unisys Corp. (a) ............................................             857             6,719
United Online, Inc. .........................................             463             6,681
United Stationers, Inc. (a) .................................             175            10,416
Varian Semiconductor Equipment Associates, Inc. (a) .........             335            22,231
Verifone Holdings, Inc. (a) .................................             208             7,340
Vignette Corp. (a) ..........................................             248             4,593
Webex Communications, Inc. (a) ..............................             289            16,398
webMethods, Inc. (a) ........................................             462             4,200
Websense, Inc. (a) ..........................................             252             6,227
Wind River Systems, Inc. (a) ................................             561             5,515
Xerox Corp. (a) .............................................             658            12,173
Yahoo!, Inc. (a) ............................................             876            24,563
                                                                                ---------------
                                                                                      2,495,071
                                                                                ---------------
TELECOMMUNICATIONS (1.49%)
Alltel Corp. ................................................             174            10,908
AT&T, Inc. ..................................................           3,112           120,497
CenturyTel, Inc. ............................................             300            13,815
Cincinnati Bell, Inc. (a) ...................................           1,778             9,014
Citizens Communications Co. Series B ........................             950            14,792
Embarq Corp. ................................................             411            24,676
Leap Wireless International, Inc. (a) .......................             122             9,312
NII Holdings, Inc. (a) ......................................             395            30,316
Sprint Nextel Corp. .........................................           1,348            27,000
United States Cellular Corp. (a) ............................              49             3,553
Verizon Communications, Inc. ................................           1,453            55,476
Virgin Media, Inc. ..........................................             671            16,929
Windstream Corp. ............................................           1,374            20,087
                                                                                ---------------
                                                                                        356,375
                                                                                ---------------
UTILITIES (4.00%)
AES Corp. (a) ...............................................             532            11,699
AGL Resources, Inc. .........................................             628            27,343
Allegheny Energy, Inc. ......................................             520            27,799
ALLETE, Inc. ................................................             232            11,231
Alliant Energy Corp. ........................................             335            14,673
Ameren Corp. ................................................             592            31,121
American Electric Power Co., Inc. ...........................             204            10,245
Aqua America, Inc. ..........................................             387             8,556

                                                                  SHARES/
                                                                 PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
UTILITIES, CONTINUED
Aquila, Inc. (a) ............................................           3,128            12,919
Atmos Energy Corp. ..........................................             646            20,491
Avista Corp. ................................................             349             8,233
Black Hills Corp. ...........................................             287            11,425
CenterPoint Energy, Inc. ....................................             729            13,727
Cleco Corp. .................................................             427            11,982
CMS Energy Corp. ............................................             637            11,797
Consolidated Edison, Inc. ...................................             123             6,305
Dominion Resources, Inc. of Virginia ........................             175            15,960
DPL, Inc. ...................................................             339            10,628
DTE Energy Co. ..............................................             487            24,637
Duke Energy Corp. ...........................................             620            12,722
Duquesne Light Holdings, Inc. ...............................             645            12,861
Edison International ........................................             163             8,533
El Paso Electric Co. (a) ....................................             349             9,214
Energy East Corp. ...........................................             443            10,729
Entergy Corp. ...............................................             106            11,993
Exelon Corp. ................................................             336            25,338
FirstEnergy Corp. ...........................................             172            11,772
FPL Group, Inc. .............................................             191            12,295
Great Plains, Inc. ..........................................             228             7,442
Hawaiian Electric Industries, Inc. ..........................             580            15,266
IDACORP, Inc. ...............................................             349            12,023
Integrys Energy Group, Inc. .................................             586            32,875
KeySpan Corp. ...............................................             510            21,119
National Fuel Gas Co. .......................................             202             9,496
Nicor, Inc. .................................................             129             6,610
NiSource, Inc. ..............................................             727            17,877
Northeast Utilities .........................................             456            14,669
Northwest Natural Gas Co. ...................................             200            10,162
NSTAR .......................................................             321            11,524
ONEOK, Inc. .................................................             306            14,813
Pepco Holdings, Inc. ........................................             526            15,527
PG&E Corp. ..................................................             149             7,539
Piedmont Natural Gas Co. ....................................             522            13,776
Pinnacle West Capital Corp. .................................             274            13,231
PNM Resources, Inc. .........................................             509            16,568
PPL Corp. ...................................................             208             9,071
Progress Energy, Inc. .......................................             143             7,229
Public Service Enterprise Group, Inc. .......................             126            10,893
Puget Energy, Inc. ..........................................             361             9,321
Questar Corp. ...............................................             221            21,466
Reliant Energy, Inc. (a) ....................................           1,002            22,314
Scana Corp. .................................................             293            12,754
Sempra Energy ...............................................             115             7,300
Sierra Pacific Resources (a) ................................             751            13,713
Southern Co. ................................................             373            14,096
Southern Union Co. ..........................................             882            26,866
Southwest Gas Corp. .........................................             334            12,655
Spectra Energy Corp. ........................................             269             7,021
Teco Energy, Inc. ...........................................             585            10,501
UGI Corp. ...................................................             830            23,539
UniSource Energy Corp. ......................................             256             9,833
Vectren Corp. ...............................................             631            18,343
Westar Energy, Inc. .........................................             687            18,700
WGL Holdings, Inc. ..........................................             339            11,472
Wisconsin Energy Corp. ......................................             359            17,516

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2007 (UNAUDITED)

                                                                  SHARES/
                                                                 PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
UTILITIES, CONTINUED
Xcel Energy, Inc. ...........................................           1,129            27,198
                                                                                ---------------
                                                                                        958,546
                                                                                ---------------
TOTAL COMMON STOCKS (Cost $17,086,373) ......................                        18,957,501
                                                                                ---------------
CORPORATE BONDS (5.48%)
BASIC MATERIALS (0.25%)
Burlington North Santa Fe, 7.00%, 12/15/25 ..................   $      12,000            13,036
E.I. DuPont de Nemours & Co., 4.88%, 4/30/14 ................           9,000             8,789
Eastman Chemical Co., 7.60%, 2/1/27 .........................          15,000            16,412
United Technologies Corp., 4.88%, 5/1/15 ....................           9,000             8,748
Weyerhaeuser Co., 6.95%, 8/1/17 .............................          12,000            12,720
                                                                                         59,705
CONSUMER GOODS (0.31%)
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16 ..................          12,000            11,692
Coca-Cola Enterprises, 8.50%, 2/1/22 ........................          12,000            15,139
Kimberly-Clark Corp., 5.00%, 8/15/13 ........................          10,000             9,906
Kraft Foods, Inc., 6.25%, 6/1/12 ............................          11,000            11,439
May Department Stores Co., 5.75%, 7/15/14 ...................          12,000            11,976
Procter & Gamble Co., 4.95%, 8/15/14 ........................          15,000            14,788
                                                                                         74,940
CONSUMER SERVICES (0.57%)
Bottling Group LLC, 4.63%, 11/15/12 .........................          16,000            15,637
Comcast Corp., 6.50%, 11/15/35 ..............................          20,000            20,355
Conagra Foods, 6.75%, 9/15/11 ...............................          12,000            12,674
Kohls Corp., 6.00%, 1/15/33 .................................          28,000            27,177
Target Corp., 5.88%, 3/1/12 .................................          12,000            12,395
Time Warner Cos., Inc., 7.57%, 2/1/24 .......................          23,000            25,626
Wal-Mart Stores, Inc., 4.55%, 5/1/13 ........................          23,000            22,296
                                                                                        136,160
FINANCIALS (2.60%)
Allstate Corp., 7.20%, 12/1/09 ..............................          12,000            12,595
American General Finance, 5.38%, 10/1/12 ....................          41,000            41,220
Bank One Corp., 2.63%, 6/30/08 ..............................          46,000            44,633
Caterpillar Financial Services Corp., 5.05%, 12/1/10 ........          12,000            12,021
Citigroup, Inc., 6.63%, 1/15/28 .............................          21,000            23,005
Countrywide Financial Corp., 6.25%, 5/15/16 .................          68,000            68,694
First Union National Bank, 7.80%, 8/18/10 ...................          23,000            24,739
Goldman Sachs Group, Inc.
   5.13%, 1/15/15 ...........................................          35,000            34,219
   5.95%, 1/15/27 ...........................................          34,000            33,604
Household Finance Corp., 4.63%, 1/15/08 .....................          73,000            72,636
John Deere Capital Corp., 7.00%, 3/15/12 ....................          12,000            12,937
John Hancock Global Funding, 7.90%, 7/2/10 (b) ..............          12,000            12,971
JPMC Capital XVIII, 6.95%, 8/17/36 ..........................          10,000            10,703
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12 ..............          15,000            15,850
Merrill Lynch & Co., Inc.
   4.25%, 2/8/10 ............................................           8,000             7,811
   6.05%, 5/16/16 ...........................................          25,000            25,770
Morgan Stanley Dean Witter, 6.75%, 4/15/11 ..................          29,000            30,661
Prudential Financial, Inc., 5.10%, 9/20/14 ..................          35,000            34,425
Sprint Capital Corp., 8.38%, 3/15/12 ........................          24,000            26,729

                                                                 PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT            VALUE
--------------------                                            -------------   ---------------
CORPORATE BONDS, CONTINUED
FINANCIALS, CONTINUED
U.S. Bank N.A. Minnesota, 6.38%, 8/1/11 .....................          15,000            15,710
Verizon Global Funding Corp., 7.25%, 12/1/10 ................          35,000            37,377
Wells Fargo & Co., 4.63%, 8/9/10 ............................          26,000            25,724
                                                                                        624,034
HEALTH CARE (0.06%)
Wyeth, 5.50%, 2/1/14 ........................................          15,000            15,169
                                                                                         15,169
INDUSTRIALS (0.11%)
Boeing Co., 6.13%, 2/15/33 ..................................          12,000            12,870
Tyco International Group SA, 6.38%, 10/15/11 ................          12,000            12,680
                                                                                         25,550
OIL & GAS (0.18%)
Conoco, Inc., 6.95%, 4/15/29 ................................          25,000            28,543
Kinder Morgan Energy Partners, 7.75%, 3/15/32 ...............          12,000            13,657
                                                                                         42,200
TECHNOLOGY (0.36%)
First Data Corp., 4.85%, 10/1/14 ............................          63,000            62,129
IBM Corp., 8.38%, 11/1/19 ...................................          12,000            15,051
Motorola, Inc., 7.63%, 11/15/10 .............................           8,000             8,561
                                                                                         85,741
TELECOMMUNICATIONS (0.12%)
SBC Communications Corp., 6.15%, 9/15/34 ....................          29,000            29,135
                                                                                ---------------
                                                                                         29,135
                                                                                ---------------
UTILITIES (0.92%)
Carolina Power & Light, 5.13%, 9/15/13 ......................          12,000            11,893
Consolidated Edison Co. of New York, 4.70%, 6/15/09 .........          46,000            45,661
Duke Energy Corp., 6.25%, 1/15/12 ...........................          12,000            12,536
Exelon Corp., 4.90%, 6/15/15 ................................          12,000            11,397
Florida Power & Light, 5.95%, 10/1/33 .......................          30,000            30,833
General Electric Co., 5.00%, 2/1/13 .........................          52,000            51,623
Midamerican Energy Holdings, 5.00%, 2/15/14 .................          31,000            30,249
National Rural Utilities, 7.25%, 3/1/12 .....................          15,000            16,333
Southern Power Co., 4.88%, 7/15/15 ..........................          12,000            11,464
                                                                                        221,989
                                                                                ---------------
TOTAL CORPORATE BONDS (Cost $1,308,827) .....................                         1,314,623
                                                                                ---------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES (5.40%)
Fannie Mae
   4.42%, 10/1/35, Pool #836206 .............................          34,951            34,551
   4.50%, 1/1/19, Pool #735057 ..............................          15,466            15,015
   4.50%, 9/1/20, Pool #839289 ..............................          16,053            15,545
   4.50%, 3/1/35, Pool #819357 ..............................         103,490            97,230
   5.00%, 5/1/18, Pool #703444 ..............................          26,582            26,205
   5.00%, 1/1/19, Pool #255077 ..............................          23,123            22,853
   5.00%, 8/1/19, Pool #793396 ..............................          15,783            15,558
   5.00%, 12/1/19, Pool #745369 .............................           9,937             9,821
   5.00%, 3/1/20, Pool #819410 ..............................          10,178            10,039
   5.00%, 6/1/20, Pool #839333 ..............................          30,702            30,266
   5.00%, 12/1/26, Pool #256570 .............................          42,314            41,229
   5.00%, 8/1/33, Pool #713679 ..............................          45,509            43,965
   5.00%, 5/1/34, Pool #768230 ..............................          24,798            23,957
   5.00%, 8/1/35, Pool #848355 ..............................          53,117            51,315
   5.50%, 8/1/17, Pool #826283 ..............................           9,225             9,266
   5.50%, 2/1/18, Pool #703712 ..............................          26,911            26,949
   5.50%, 3/1/20, Pool #735405 ..............................          21,906            21,938
   5.50%, 3/1/20, Pool #735611 ..............................           9,673             9,711

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2007 (UNAUDITED)

                                                                 PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT            VALUE
--------------------                                            -------------   ---------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES, CONTINUED
   5.50%, 7/1/25, Pool #255809 ..............................          37,852            37,680
   5.50%, 4/1/34, Pool #725424 ..............................          29,519            29,191
   5.50%, 2/1/35, Pool #735230 ..............................          73,644            72,826
   6.00%, 6/1/17, Pool #555004 ..............................          23,251            23,654
   6.00%, 10/1/32, Pool #667994 .............................          37,229            37,727
   6.00%, 9/1/33, Pool #736937 ..............................          14,301            14,412
   6.00%, 4/1/35, Pool #735503 ..............................          13,965            14,134
   6.50%, 9/1/34, Pool #783390 ..............................          23,061            23,547
   6.50%, 4/1/36, Pool #851187 ..............................          66,247            67,643
   7.00%, 4/1/34, Pool #780703 ..............................          23,479            24,428
Freddie Mac
   4.00%, 6/1/18, Pool #E01401 ..............................          25,856            24,567
   4.50%, 11/1/18, Pool #E01489 .............................          25,596            24,858
   4.50%, 12/1/18, Pool #G11657 .............................          20,924            20,319
   4.50%, 1/1/19, Pool #B11878 ..............................          40,250            39,087
   4.50%, 7/1/19, Pool #B15661 ..............................          10,786            10,464
   5.00%, 10/1/18, Pool #B10252 .............................           2,826             2,793
   5.00%, 8/1/33, Pool #A12886 ..............................          22,127            21,440
   5.00%, 10/1/33, Pool #A14805 .............................          36,615            35,480
   5.00%, 4/1/34, Pool #A20534 ..............................          22,797            22,073
   5.00%, 12/1/34, Pool #A29017 .............................          38,392            37,173
   5.50%, 8/1/33, Pool #A11851 ..............................          34,463            34,170
   5.50%, 10/1/34, Pool #A27526 .............................          28,681            28,431
   5.50%, 11/1/35, Pool #A47728 .............................          52,341            51,825
   6.00%, 7/1/34, Pool #A24370 ..............................          28,314            28,622
   6.50%, 12/1/33, Pool #A16523 .............................          16,260            16,730
Ginnie Mae
   5.50%, 4/15/33, Pool #603566 .............................          12,024            11,976
   5.50%, 4/15/34, Pool #626116 .............................           8,664             8,626
   5.50%, 9/15/35, Pool #644611 .............................          10,917            10,865
   6.00%, 9/20/34, Pool #3611 ...............................          14,896            15,107
                                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES
(Cost $1,289,941) ...........................................                         1,295,261
                                                                                ---------------
U.S. GOVERNMENT AGENCY SECURITIES (1.96%)
Fannie Mae
   4.50%, 10/15/08 ..........................................          35,000            34,799
   4.63%, 1/15/08 ...........................................          40,000            39,836
   5.63%, 11/15/21 ..........................................          51,000            50,925
   6.63%, 9/15/09 ...........................................          35,000            36,402
Federal Home Loan Bank
   4.63%, 2/8/08, Series 627 ................................          50,000            49,795
   4.63%, 11/21/08, Series 598 ..............................          35,000            34,846
Freddie Mac
   4.63%, 12/19/08 ..........................................          25,000            24,886
   4.75%, 1/18/11 ...........................................          25,000            24,954
   4.75%, 1/19/16 ...........................................          62,000            61,088
   6.25%, 7/15/32 ...........................................          99,000           113,043
                                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $471,288) .....                           470,574
                                                                                ---------------
U.S. TREASURY OBLIGATIONS (3.50%)
U.S. Treasury Bonds
   5.25%, 11/15/28 ..........................................          76,000            79,687
   5.38%, 2/15/31 ...........................................          35,000            37,488
   6.00%, 2/15/26 ...........................................          70,000            79,477
U.S. Treasury Notes
   3.13%, 5/15/07 ...........................................         198,000           197,838
   4.00%, 6/15/09 ...........................................         149,000           147,301
   4.00%, 4/15/10 ...........................................          14,000            13,798
   4.00%, 2/15/15 ...........................................          73,000            70,171
   4.25%, 8/15/15 ...........................................          40,000            39,013

                                                                  SHARES/
                                                                 PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT            VALUE
--------------------                                            -------------   ---------------
U.S. TREASURY OBLIGATIONS, CONTINUED
   4.88%, 2/15/12 ...........................................          57,000            57,929
   5.00%, 2/15/11 ...........................................          90,000            91,624
   5.63%, 5/15/08 ...........................................          25,000            25,177
                                                                                ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $836,943) .............                           839,503
                                                                                ---------------
INVESTMENT COMPANIES (4.76%)
American Beacon Money Market Select Fund ....................       1,140,038         1,140,038
                                                                                ---------------
TOTAL INVESTMENTS
(Cost $22,133,410) (c) - 100.18% ............................                        24,017,500

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.18)% .............                          (43,915)
                                                                                ---------------
NET ASSETS - 100.00% ........................................                   $    23,973,585
                                                                                ===============

(a)   Represents non-income producing security

(b) Represents a restricted security purchase under Rule 144A which is exempt from registration under the Securites Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the Board of Trustees.

(c) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

CL    Class

LLC   Limited Liability Co.

REIT  Real Estate Investment Trust

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS (89.45%)
BASIC MATERIALS (4.25%)
A. Schulman, Inc. ...........................................             271             6,276
Air Products & Chemicals, Inc. ..............................             104             7,956
Airgas, Inc. ................................................             537            23,923
AK Steel Holding Corp. ......................................             864            26,369
Albemarle Corp. .............................................             551            23,390
Alcoa, Inc. .................................................             518            18,384
Allegheny Technologies, Inc. ................................             295            32,326
Arch Coal, Inc. .............................................             472            17,025
Ashland, Inc. ...............................................             191            11,450
Bowater, Inc. ...............................................             538            11,777
Cabot Corp. .................................................             210             9,513
Cambrex Corp. ...............................................             258             6,259
Carpenter Technology Corp. ..................................             192            23,303
Celanese Corp. Series A .....................................             461            15,291
Chaparral Steel Co. .........................................             306            21,573
Chemtura Corp. ..............................................             725             7,997
Cleveland-Cliffs, Inc. ......................................             311            21,549
Coeur d'Alene Mines Corp. (a) ...............................           2,634            10,773
Commercial Metals Co. .......................................             474            15,893
Consol Energy, Inc. .........................................             599            25,080
Cytec Industries, Inc. ......................................             304            16,690
Domtar Corp. (a) ............................................           2,369            23,098
Dow Chemical Co. ............................................             551            24,580
E.I. DuPont de Nemours & Co. ................................             540            26,552
Eastman Chemical Co. ........................................             285            19,295
Ecolab, Inc. ................................................             543            23,344
Ferro Corp. .................................................             367             7,637
FMC Corp. ...................................................             260            20,002
Foundation Coal Holdings, Inc. ..............................             335            13,196
Freeport-McMoRan Copper & Gold, Inc. Cl B ...................             311            20,887
Georgia Gulf Corp. ..........................................             368             5,877
H.B. Fuller Co. .............................................             605            15,470
Headwaters, Inc. (a) ........................................             454             9,838
Hercules, Inc. (a) ..........................................           1,007            18,972
Huntsman Corp. ..............................................             306             5,998
International Coal Group, Inc. (a) ..........................           1,029             5,742
International Flavors & Fragrances, Inc. ....................             296            14,406
International Paper Co. .....................................             254             9,581
Kaiser Aluminum Corp. (a) ...................................              92             7,251
Lubrizol Corp. ..............................................             604            36,204
Lyondell Chemical Co. .......................................             749            23,309
Massey Energy Co. ...........................................             210             5,655
Meridian Gold, Inc. (a) .....................................             322             8,131
Minerals Technologies, Inc. .................................             144             9,161
Monsanto Co. ................................................             456            26,899
Mosaic Co. (a) ..............................................             486            14,337
Neenah Paper, Inc. ..........................................             119             4,546
Newmont Mining Corp. ........................................             369            15,387
Olin Corp. ..................................................             533             9,136
OM Group, Inc. (a) ..........................................             291            15,286
Peabody Energy Corp. ........................................             200             9,596
PPG Industries, Inc. ........................................              82             6,034
Praxair, Inc. ...............................................             278            17,945
Reliance Steel & Aluminum ...................................             248            14,731
Rohm & Haas Co. .............................................             479            24,510
RPM International, Inc. .....................................           1,029            21,887
RTI International Metals, Inc. (a) ..........................             163            15,366
Ryerson, Inc. ...............................................             224             9,215
Sensient Technologies Corp. .................................             400            10,472
Sigma-Aldrich Corp. .........................................             368            15,485
Southern Copper Corp. .......................................              41             3,292

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
BASIC MATERIALS, CONTINUED
Stillwater Mining Co. (a) ...................................             347             5,344
Titanium Metals Corp. (a) ...................................             446            15,400
Tredegar Corp. ..............................................             267             6,240
United States Steel Corp. ...................................             416            42,241
USEC, Inc. ..................................................             755            15,228
Valspar Corp. ...............................................             913            24,688
Wausau Paper Corp. ..........................................             463             6,232
Weyerhaeuser Co. ............................................             128            10,140
Worthington Industries, Inc. ................................             560            12,460
                                                                                ---------------
                                                                                      1,079,080
                                                                                ---------------
CONSUMER GOODS (7.32%)
Altria Group, Inc. ..........................................           1,261            86,908
American Axle & Manufacturing Holdings, Inc. ................             418            11,683
Anheuser-Busch Cos., Inc. ...................................             445            21,890
ArvinMeritor, Inc. ..........................................             628            12,968
BLYTH, Inc. .................................................             289             7,543
Briggs & Stratton Corp. .....................................             505            14,983
Brown-Forman Corp. Cl B .....................................             128             8,183
Brunswick Corp. .............................................             294             9,631
Callaway Golf Co. ...........................................             588            10,560
Centex Corp. ................................................             390            17,460
Champion Enterprises, Inc. (a) ..............................             657             6,754
Chiquita Brands International, Inc. .........................             396             5,873
Church & Dwight Co. .........................................             446            22,626
Clorox Co. ..................................................             112             7,513
Coach, Inc. (a) .............................................             296            14,454
Coca-Cola Co. ...............................................           1,254            65,446
Colgate-Palmolive Co. .......................................             392            26,554
ConAgra Foods, Inc. .........................................             292             7,177
Constellation Brands, Inc. Cl A (a) .........................             677            15,172
Cooper Tire & Rubber Co. ....................................             523            10,110
Corn Products International, Inc. ...........................             663            26,401
Crocs, Inc. (a) .............................................             278            15,535
D.R. Horton, Inc. ...........................................             953            21,138
Del Monte Foods Co. .........................................             527             6,113
Eastman Kodak Co. ...........................................             962            23,963
Electronic Arts, Inc. (a) ...................................             235            11,846
Energizer Holdings, Inc. (a) ................................             182            17,687
Ethan Allen Interiors, Inc. .................................             324            11,437
Flowers Foods, Inc. .........................................             470            14,659
Ford Motor Co. ..............................................           1,578            12,687
Fossil, Inc. (a) ............................................             462            13,015
Furniture Brands International, Inc. ........................             458             7,365
Garmin Ltd. .................................................             380            22,112
General Mills, Inc. .........................................             178            10,662
General Motors Corp. ........................................             284             8,869
Gentex Corp. ................................................             438             7,796
Genuine Parts Co. ...........................................             582            28,757
Goodyear Tire & Rubber Co. (a) ..............................             602            20,023
H.J. Heinz Co. ..............................................             154             7,255
Hanesbrands, Inc. (a) .......................................             317             8,429
Hansen Natural Corp. (a) ....................................             567            21,659
Harley-Davidson, Inc. .......................................             212            13,424
Harman International Industries, Inc. .......................             201            24,500
Hasbro, Inc. ................................................             489            15,457
Herbalife Limited ...........................................             148             5,933
Herman Miller, Inc. .........................................             208             7,157
Hershey Co. .................................................             121             6,650
Hormel Foods Corp. ..........................................             223             8,494
Hovnanian Enterprises, Inc. Cl A (a) ........................             117             2,807
Inter-Tel, Inc. .............................................             468             7,886

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER GOODS, CONTINUED
J.M. Smucker Co. ............................................             216            12,057
JAKKS Pacific, Inc. .........................................             267             6,416
Jarden Corp. (a) ............................................             448            18,879
Johnson Controls, Inc. ......................................             103            10,540
Jones Apparel Group, Inc. ...................................             371            12,388
KB Home .....................................................             277            12,218
Kellwood Co. ................................................             201             5,664
Kimberly-Clark Corp. ........................................             259            18,433
Kraft Foods, Inc., Cl A .....................................             992            33,202
La-Z-Boy, Inc. ..............................................             445             5,202
Lancaster Colony Corp. ......................................             165             6,968
Lear Corp. (a) ..............................................             602            22,105
Leggett & Platt, Inc. .......................................             635            14,935
Lennar Corp. Cl A ...........................................             413            17,639
Lennar Corp., Cl B ..........................................              42             1,680
Liz Claiborne, Inc. .........................................             331            14,802
M.D.C. Holdings, Inc. .......................................             118             6,049
Martek Biosciences Corp. (a) ................................             299             6,455
Mattel, Inc. ................................................           1,312            37,130
McCormick & Co., Inc. .......................................             331            12,287
Meritage Homes Corp. (a) ....................................             211             7,345
Modine Manufacturing Co. ....................................             258             5,968
Molson Coors Brewing Co. Cl B ...............................             246            23,193
Monaco Coach Corp. ..........................................             265             4,062
Nautilus, Inc. ..............................................             317             4,378
NBTY, Inc. (a) ..............................................             463            22,877
Newell Rubbermaid, Inc. .....................................             943            28,922
Nu Skin Enterprises, Inc. Cl A ..............................             459             7,954
NutriSystem, Inc. (a) .......................................             257            15,934
Oakley, Inc. ................................................             252             6,081
Pepsi Bottling Group, Inc. ..................................             528            17,324
PepsiAmericas, Inc. .........................................             219             5,287
PepsiCo, Inc. ...............................................           1,359            89,816
Phillips-Van Heusen Corp. ...................................             392            21,913
Polo Ralph Lauren Corp. .....................................             179            16,488
Pool Corp. ..................................................             354            14,206
Procter & Gamble Co. ........................................           2,593           166,756
Pulte Homes, Inc. ...........................................             123             3,309
Quiksilver, Inc. (a) ........................................           1,176            15,641
Ralcorp Holdings, Inc. (a) ..................................             186            12,241
Reynolds American, Inc. .....................................              87             5,591
Ryland Group, Inc. ..........................................             148             6,556
Sara Lee Corp. ..............................................             393             6,449
Select Comfort Corp. (a) ....................................             450             8,343
Smithfield Foods, Inc. (a) ..................................             396            12,106
Snap-On, Inc. ...............................................             458            24,961
Spectrum Brands, Inc. (a) ...................................             375             2,610
Standard Pacific Corp. ......................................             193             4,024
Stride Rite Corp. ...........................................             335             4,723
Superior Industries International, Inc. .....................             209             4,776
The Stanley Works ...........................................             282            16,435
Thor Industries, Inc. .......................................             124             4,939
THQ, Inc. (a) ...............................................             509            16,985
Timberland Co. (a) ..........................................             391            10,092
Toll Brothers, Inc. (a) .....................................             473            14,086
TreeHouse Foods, Inc. (a) ...................................             300             9,042
Tupperware Brands Corp. .....................................             564            15,860
Tyson Foods, Inc. Cl A ......................................             962            20,163
Under Armour, Inc. (a) ......................................             226            11,413
Universal Corp. .............................................             219            13,727
UST, Inc. ...................................................             540            30,607
Visteon Corp. (a) ...........................................           1,291            11,774
WCI Communities, Inc. (a) ...................................             301             6,574
WD-40 Co. ...................................................             154             5,325

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER GOODS, CONTINUED
Weight Watchers International, Inc. .........................             126             6,047
WM. Wrigley Jr. Co. .........................................             170            10,010
Wolverine World Wide, Inc. ..................................             519            14,833
                                                                                ---------------
                                                                                      1,855,999
                                                                                ---------------
CONSUMER SERVICES (12.14%)
99 Cents Only Stores (a) ....................................             472             6,750
Abercrombie & Fitch Co. .....................................             285            23,273
Advance Auto Parts, Inc. ....................................             321            13,225
Aeropostale, Inc. ...........................................             368            15,143
AirTran Holdings, Inc. (a) ..................................             774             8,522
Alaska Airgroup, Inc. .......................................             432            12,787
Amazon.com, Inc. ............................................             226            13,861
American Greetings Corp. Cl A ...............................             454            11,554
AmerisourceBergen Corp. .....................................             609            30,444
AMR Corp. ...................................................             757            19,750
Ann Taylor Stores Corp. .....................................             244             9,389
Apollo Group, Inc. Cl A .....................................             452            21,380
Applebee's International, Inc. ..............................             719            19,542
aQuantive, Inc. (a) .........................................             546            16,713
Arbitron, Inc. ..............................................             199             9,807
AutoNation, Inc. (a) ........................................             486             9,934
AutoZone, Inc. ..............................................             164            21,819
Avid Technology, Inc. (a) ...................................             343            11,405
Avis Budget Group, Inc. .....................................             862            24,248
Bally Technologies, Inc. (a) ................................             506            11,840
Bed Bath & Beyond, Inc. .....................................             209             8,515
Belo Corp. Series A .........................................             306             5,897
Best Buy Co., Inc. ..........................................             353            16,467
Big Lots, Inc. ..............................................           1,043            33,585
BJ's Wholesale Club, Inc. (a) ...............................             226             7,804
Blockbuster, Inc. Cl A ......................................           1,033             6,405
Bob Evans Farms, Inc. .......................................             319            11,707
Borders Group, Inc. .........................................             567            11,969
Boyd Gaming Corp. ...........................................             177             8,054
Brown Shoe Co., Inc. ........................................             370             9,983
Cablevision Systems Corp. (a) ...............................             669            21,930
Cardinal Health, Inc. .......................................             332            23,223
CarMax, Inc. (a) ............................................             694            17,295
Carnival Corp. ..............................................             293            14,325
Casey's General Stores, Inc. ................................             511            12,852
Cato Corp. Cl A .............................................             289             6,245
CBRL Group, Inc. ............................................             218             9,718
CBS Corp. Cl B ..............................................             383            12,168
CEC Entertainment, Inc. (a) .................................             254            10,584
Charming Shoppes, Inc. (a) ..................................           1,120            14,000
Charter Communicatons, Inc. (a) .............................           3,326            10,045
Cheesecake Factory, Inc. (a) ................................             530            14,628
Chemed Corp. ................................................             179             9,004
Chico's Fas, Inc. (a) .......................................             524            13,813
Children's Place Retail Stores, Inc. (a) ....................             163             8,618
Choice Hotels International, Inc. ...........................             134             5,044
Circuit City Stores, Inc. ...................................             554             9,667
Clear Channel Communications, Inc. ..........................             266             9,424
Coldwater Creek, Inc. (a) ...................................             190             3,933
Comcast Corp. Cl A (a) ......................................           1,510            40,257
Continental Airlines, Inc. Cl B (a) .........................             353            12,906
Corinthian Colleges, Inc. (a) ...............................             833            11,520
Costco Wholesale Corp. ......................................             365            19,553
Cox Radio, Inc. (a) .........................................             328             4,631
CTC Media, Inc. .............................................             120             3,130
Cumulus Media, Inc. (a) .....................................             351             3,296
CVS Corp. ...................................................           1,244            45,083
Dick's Sporting Goods, Inc. (a) .............................             249            13,966
Dillard's, Inc. .............................................             627            21,713

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER SERVICES, CONTINUED
Directv Group, Inc. (a) .....................................             561            13,374
Discovery Holding Co. Cl A (a) ..............................             815            17,726
Dollar General Corp. ........................................           1,075            22,951
Dun & Bradstreet Corp. ......................................             202            18,241
E.W. Scripps Co. Cl A .......................................             238            10,305
eBay, Inc. (a) ..............................................             876            29,731
EchoStar Communications Corp. (a) ...........................             637            29,640
Entercom Communications Corp. Cl A ..........................             342             9,487
Expedia, Inc. (a) ...........................................             727            17,172
FactSet Research Systems, Inc. ..............................             120             7,381
Family Dollar Stores, Inc. ..................................             504            16,047
Federated Department Stores, Inc. ...........................             287            12,605
Foot Locker, Inc. ...........................................             567            13,489
Fred's, Inc. ................................................             357             5,155
GameStop Corp. Cl A (a) .....................................             418            13,865
Gannett Co., Inc. ...........................................             123             7,018
Gaylord Entertainment Co. (a) ...............................             318            17,426
Gemstar-TV Guide International, Inc. (a) ....................           2,409            10,696
Getty Images, Inc. (a) ......................................             143             7,436
Guess?, Inc. ................................................             231             9,101
Guitar Center, Inc. (a) .....................................             229            10,603
H&R Block, Inc. .............................................           1,008            22,791
Hilton Hotels Corp. .........................................             344            11,696
Home Depot, Inc. ............................................           1,242            47,035
Hot Topic, Inc. (a) .........................................             428             4,832
Idearc, Inc. ................................................             561            19,495
IHOP Corp. ..................................................             110             6,481
International Game Technology ...............................             264            10,069
International Speedway Corp. Cl A ...........................             243            12,004
Interpublic Group of Cos. (a) ...............................           1,639            20,783
ITT Educational Services, Inc. (a) ..........................             291            28,288
J Crew Group, Inc. (a) ......................................             263            10,649
J.C. Penney Co., Inc. .......................................             152            12,022
Jack in the Box, Inc. (a) ...................................             236            15,722
JetBlue Airways Corp. (a) ...................................             553             5,480
John Wiley & Sons, Inc. Cl A ................................             361            13,519
Kohl's Corp. (a) ............................................             238            17,622
Krispy Kreme Doughnuts, Inc. (a) ............................             540             5,254
Kroger Co. ..................................................             348            10,269
Lamar Advertising Co. Cl A ..................................             218            13,154
Las Vegas Sands Corp. (a) ...................................              87             7,412
Laureate Education, Inc. (a) ................................             337            19,900
Lee Enterprises, Inc. .......................................             374             9,791
Liberty Global, Inc. Series C (a) ...........................             640            21,382
Liberty Media Holding Corp. Capital Series A (a) ............             103            11,636
Liberty Media Holding Corp. Interactive Series (a) ..........             518            12,966
Life Time Fitness, Inc. (a) .................................             260            13,364
Live Nation, Inc. (a) .......................................             508            10,307
Longs Drug Stores Corp. .....................................             206            11,276
Lowe's Cos. .................................................           1,291            39,453
Marriott International, Inc. Cl A ...........................             294            13,292
Matthews International Corp. Cl A ...........................             213             8,980
Mcclatchy Newspapers, Inc. ..................................             602            17,398
McDonald's Corp. ............................................             709            34,231
McGraw-Hill Cos. ............................................             290            19,004
McKesson Corp. ..............................................             256            15,060
Media General, Inc. .........................................             227             8,340
Men's Wearhouse, Inc. .......................................             344            14,885
Meredith Corp. ..............................................             272            15,754
MGM MIRAGE (a) ..............................................             102             6,860

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER SERVICES, CONTINUED
Navteq Corp. (a) ............................................             263             9,300
Netflix, Inc. (a) ...........................................             471            10,442
New York Times Co. Cl A .....................................             444            10,390
News Corp. Cl A .............................................           1,479            33,115
News Corp. Cl B .............................................             387             9,288
Nordstrom, Inc. .............................................             197            10,819
O'Reilly Automotive, Inc. (a) ...............................             326            11,606
Office Depot, Inc. (a) ......................................             893            30,023
Orient Express Hotels Ltd. ..................................             327            17,217
OSI Restaurant Partners, Inc. ...............................             288            11,465
P.F. Chang's China Bistro, Inc. (a) .........................             177             6,770
Pacific Sunwear Of California, Inc. (a) .....................             748            15,656
Panera Bread Co. Cl A (a) ...................................             245            13,644
Pantry, Inc. (a) ............................................             182             8,188
Papa John's International, Inc. (a) .........................             179             5,497
Payless Shoesource, Inc. (a) ................................             615            19,619
Penn National Gaming, Inc. (a) ..............................             252            12,182
Pep Boys - Manny, Moe & Jack ................................             356             6,639
Performance Food Group Co. (a) ..............................             347            10,844
PETsMART, Inc. ..............................................             422            14,006
Pier 1 Imports, Inc. ........................................             614             4,636
Pinnacle Entertainment (a) ..................................             427            11,990
Prepaid Legal Services, Inc. (a) ............................             115             6,561
Priceline.Com, Inc. (a) .....................................             248            13,799
R.H. Donnelley Corp. (a) ....................................             215            16,789
Radio One, Inc. Cl D (a) ....................................             703             4,963
RadioShack Corp. ............................................             489            14,215
Regal Entertainment Group ...................................             824            17,922
Regis Corp. .................................................             363            13,878
Rent-A-Center, Inc. (a) .....................................             660            18,374
Rite Aid Corp. (a) ..........................................           1,652            10,143
Ross Stores, Inc. ...........................................             565            18,730
Royal Caribbean Cruises Ltd. ................................             456            18,956
Ruby Tuesday, Inc. ..........................................             639            17,100
Safeway, Inc. ...............................................             224             8,131
Saks, Inc. ..................................................           1,138            23,830
Scholastic Corp. (a) ........................................             324            10,002
Scientific Games Corp. (a) ..................................             239             7,956
Service Corp. International .................................           2,804            34,069
ServiceMaster Co. ...........................................             888            13,666
Sinclair Broadcast Group, Inc. Cl A .........................             458             7,479
Sirius Satellite Radio, Inc. (a) ............................           4,097            12,127
Six Flags, Inc. (a) .........................................             880             5,245
Skywest, Inc. ...............................................             686            18,666
Sonic Corp. (a) .............................................             456            10,233
Sotheby's Holdings ..........................................             494            25,500
Southwest Airlines Co. ......................................             655             9,399
Staples, Inc. ...............................................             566            14,037
Starbucks Corp. (a) .........................................             589            18,271
Starwood Hotels & Resorts Worldwide, Inc. ...................             170            11,393
Station Casinos, Inc. .......................................             142            12,354
Stein Mart, Inc. ............................................             263             4,287
Stewart Enterprises, Inc. Cl A ..............................             925             6,956
Strayer Education, Inc. .....................................             101            12,558
Supervalu, Inc. .............................................             676            31,028
Sysco Corp. .................................................             480            15,715
Talbots, Inc. ...............................................             216             5,076
Target Corp. ................................................             623            36,988
The Walt Disney Co. .........................................           1,842            64,433
Time Warner, Inc. ...........................................           2,395            49,409
TJX Companies, Inc. .........................................             433            12,076
Tractor Supply Co. (a) ......................................             242            12,521

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
CONSUMER SERVICES, CONTINUED
Triarc Cos., Inc. Cl B ......................................             327             5,320
Tribune Co. .................................................             553            18,138
Tuesday Morning Corp. .......................................             289             4,034
United Natural Foods, Inc. (a) ..............................             310             9,669
Urban Outfitters, Inc. (a) ..................................             345             8,887
US Airways Group, Inc. (a) ..................................             210             7,757
Vail Resorts, Inc. (a) ......................................             267            15,224
Valassis Communications, Inc. (a) ...........................             461             8,833
ValueClick, Inc. (a) ........................................             687            19,648
ValueVision Media, Inc. Cl A (a) ............................             299             3,382
VCA Antech, Inc. (a) ........................................             587            23,145
Viacom, Inc. Cl B (a) .......................................             462            19,058
Wal-Mart Stores, Inc. .......................................           2,128           101,974
Walgreen Co. ................................................             794            34,857
Warner Music Group Corp. ....................................              97             1,668
Washington Post Co. Cl B ....................................              18            13,392
Westwood One, Inc. ..........................................             663             4,515
Whole Foods Market, Inc. ....................................             418            19,558
Williams-Sonoma, Inc. .......................................             231             8,136
WM Wrigley Jr. Co. ..........................................              42             2,472
WMS Industries, Inc. (a) ....................................             226             9,008
Wynn Resorts Ltd. ...........................................             230            23,508
XM Satellite Radio Holdings, Inc. Cl A (a) ..................             933            10,916
Yum! Brands, Inc. ...........................................             219            13,547
Zale Corp. (a) ..............................................             406            11,331
                                                                                ---------------
                                                                                      3,078,396
                                                                                ---------------
FINANCIALS (18.49%)
ACE Ltd. ....................................................             169            10,049
Affiliated Managers Group, Inc. (a) .........................              97            11,410
AFLAC, Inc. .................................................             389            19,971
Alexandria Real Estate Equities, Inc. REIT ..................             206            21,805
Alleghany Corp. .............................................              16             5,839
Allied World Assurance ......................................             139             6,160
Allstate Corp. ..............................................             346            21,563
AMB Property Corp. REIT .....................................             365            22,232
AMBAC Financial Group, Inc. .................................             358            32,864
Amcore Financial, Inc. ......................................             222             6,351
American Express Co. ........................................             890            53,996
American Financial Group, Inc. ..............................             249             8,782
American Financial Realty Trust REIT ........................           1,240            13,144
American Home Mortgage Investment Corp. REIT ................             408            10,110
American International Group, Inc. ..........................           1,369            95,707
American National Insurance Co. .............................              53             6,918
AmeriCredit Corp. (a) .......................................             429            10,824
Ameriprise Financial, Inc. ..................................             125             7,434
Anchor Bancorp Wisconsin, Inc. ..............................             198             5,330
Annaly Capital Management, Inc. REIT ........................           2,440            38,820
AON Corp. ...................................................             175             6,781
Arch Capital Group Ltd. (a) .................................             132             9,612
Archstone-Smith Trust REIT ..................................             144             7,504
Arthur J. Gallagher & Co. ...................................             291             8,136
Aspen Insurance Holdings Ltd. ...............................             304             8,059
Associated Banc-Corp. .......................................             389            12,596
Assurant, Inc. ..............................................             355            20,423
Assured Guaranty Ltd. .......................................             164             4,626
Astoria Financial Corp. .....................................             309             8,207
Avalonbay Communities, Inc. REIT ............................             255            31,176
Axis Capital Holdings Ltd. ..................................             445            16,510
BancorpSouth, Inc. ..........................................             739            18,157

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
FINANCIALS, CONTINUED
Bank of America Corp. .......................................           2,700           137,430
Bank of Hawaii Corp. ........................................             350            18,515
Bank of New York Co. ........................................             458            18,540
BB&T Corp. ..................................................             278            11,570
Bear Stearns Cos. ...........................................              59             9,186
BlackRock, Inc. .............................................              18             2,695
Boston Properties, Inc. REIT ................................             105            12,344
Brandywine Realty Trust REIT ................................             851            27,981
BRE Properties, Inc. REIT ...................................             359            21,554
Brown & Brown, Inc. .........................................             329             8,472
Camden Property Trust REIT ..................................             180            12,537
Capital One Financial Corp. .................................             244            18,119
CapitalSource, Inc. REIT ....................................             443            11,416
CB Richard Ellis Group, Inc. Cl A (a) .......................             598            20,242
CBOT Holding, Inc. (a) ......................................             123            23,206
Charles Schwab Corp. ........................................             884            16,902
Chicago Mercantile Exchange Holdings, Inc. Cl A .............              25            12,919
Chittenden Corp. ............................................             418            12,147
Chubb Corp. .................................................             216            11,627
Cincinnati Financial Corp. ..................................             524            23,706
CIT Group, Inc. .............................................             680            40,562
Citigroup, Inc. .............................................           2,984           160,002
Citizens Banking Corp. ......................................             674            13,487
City National Corp. .........................................             157            11,496
Colonial Bancgroup, Inc. ....................................             469            11,284
Colonial Properties Trust REIT ..............................             453            22,473
Comerica, Inc. ..............................................              94             5,820
Commerce Bancshares, Inc. ...................................             217            10,273
Commerce Group, Inc. ........................................             589            19,207
Compucredit Corp. (a) .......................................             129             4,665
Conseco, Inc. (a) ...........................................             459             8,120
Corporate Office Properties Trust REIT ......................             339            15,970
Countrywide Financial Corp. .................................             373            13,831
Cousins Properties, Inc. REIT ...............................             365            12,253
Covanta Holding Corp. .......................................             396             9,718
Crescent Real Estate Equities Co. REIT ......................             317             6,502
DCT Industrial Trust, Inc. REIT .............................           1,622            18,215
Digital Realty Trust, Inc. REIT .............................             472            19,092
Dime Community Bancshares ...................................             326             4,339
Downey Financial Corp. ......................................             201            13,457
Duke Realty Corp. REIT ......................................             434            18,710
E*TRADE Financial Corp. (a) .................................           1,365            30,139
East West Bancorp, Inc. .....................................             427            17,020
Eaton Vance Corp. ...........................................             447            17,084
Endurance Specialty Holdings Ltd. ...........................             196             7,334
Equity Inns, Inc. REIT ......................................             470             8,037
Equity Lifestyle Properties, Inc. REIT ......................             146             7,923
Erie Indemnity Co. Cl A .....................................             156             8,198
Essex Property Trust, Inc. REIT .............................             169            21,777
Everest Re Group Ltd. .......................................             212            21,336
F.N.B. Corp. ................................................             615            10,320
Fannie Mae ..................................................             560            32,995
Federal Realty Investment Trust REIT ........................             178            16,050
Federated Investors, Inc., Cl B .............................             352            13,432
Felcor Lodging Trust, Inc. REIT .............................             556            14,195
Fidelity National Title Group ...............................             879            22,406
Fifth Third Bancorp .........................................             286            11,609
First American Corp. ........................................             300            15,450
First Bancorp (Puerto Rico) .................................             643             8,063
First Horizon National Corp. ................................             399            15,645

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
FINANCIALS, CONTINUED
First Marblehead Corp. ......................................             184             6,670
First Midwest Bancorp .......................................             478            17,179
First Niagara Financial Group, Inc. .........................           1,069            14,538
Firstfed Financial Corp. (a) ................................             179            11,005
FirstMerit Corp. ............................................             708            14,783
Forest City Enterprises, Inc. Cl A ..........................             166            11,090
Franklin Resources, Inc. ....................................             133            17,464
Franklin Street Properties REIT .............................             690            12,455
Freddie Mac .................................................             419            27,143
Fremont General Corp. .......................................             653             4,930
Friedman Billings Ramsey Group, Inc. Cl A REIT ..............           1,343             7,454
Fulton Financial Corp. ......................................           1,634            24,053
Genworth Financial, Inc. Cl A ...............................             274             9,998
Goldman Sachs Group, Inc. ...................................             226            49,406
Greater Bay Bancorp .........................................             464            11,967
Hartford Financial Services Group, Inc. .....................             188            19,026
HCC Insurance Holdings, Inc. ................................             375            11,498
Health Care Property Investors, Inc. REIT ...................             716            25,339
Health Care Realty Trust, Inc. REIT .........................             426            14,510
Health Care REIT, Inc. ......................................             676            30,582
Hilb Rogal & Hobbs Co. ......................................             250            10,863
Home Properties, Inc. REIT ..................................             287            15,986
Horace Mann Educators Corp. .................................             367             7,722
Hospitality Properties Trust REIT ...........................             335            15,253
Host Marriott Corp. REIT ....................................           1,960            50,254
HRPT Properties Trust REIT ..................................           1,887            23,097
Hudson City Bancorp, Inc. ...................................           1,723            22,950
Huntington Bancshares, Inc. .................................             742            16,458
IMPAC Mortgage Holdings, Inc. REIT ..........................             606             3,363
IndyMac Bancorp, Inc. .......................................             674            20,382
Intercontinentalexchange, Inc. (a) ..........................             185            23,495
International Bancshares Corp. ..............................             105             3,019
International Securities Exchange Holdings, Inc. ............             269            17,940
Investment Technology Group, Inc. (a) .......................             343            12,979
Investors Financial Services Corp. ..........................             220            13,614
IPC Holdings Ltd. ...........................................             215             6,446
iStar Financial, Inc. REIT ..................................             406            19,456
Janus Capital Group, Inc. ...................................             698            17,464
Jefferies Group, Inc. .......................................             412            13,060
Jones Lang LaSalle, Inc. ....................................             120            12,899
JPMorgan Chase & Co. ........................................           2,088           108,785
KeyCorp .....................................................             211             7,528
Kilroy Realty Corp. REIT ....................................             232            17,616
Kimco Realty Corp. REIT .....................................             761            36,581
KKR Financial Corp. REIT ....................................             272             7,265
Knight Capital Group, Inc. Cl A (a) .........................             972            15,746
LaBranche & Co., Inc. (a) ...................................             480             3,907
LaSalle Hotel Properties REIT ...............................             281            13,047
Lazard Ltd. .................................................             400            21,660
Legg Mason, Inc. ............................................             107            10,613
Lehman Brothers Holdings, Inc. ..............................             327            24,617
Lexington Corporate Properties Trust REIT ...................             553            11,552
Liberty Property Trust REIT .................................             311            15,049
Lincoln National Corp. ......................................             170            12,096
Loews Corp. .................................................             290            13,723
M&T Bank Corp. ..............................................              46             5,122
Macerich Co. REIT ...........................................             227            21,592

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
FINANCIALS, CONTINUED
Mack-Cali Realty Corp. REIT .................................             220            10,773
MAF Bancorp, Inc. ...........................................             301            12,085
Markel Corp. ................................................              32            14,685
Marsh & McLennan Cos. .......................................             279             8,861
Marshall & Ilsley Corp. .....................................             801            38,464
MasterCard, Inc. Cl A .......................................             208            23,229
MBIA, Inc. ..................................................             445            30,954
Mellon Financial Corp. ......................................             214             9,187
Mercury General Corp. .......................................              89             4,819
Merrill Lynch & Co., Inc. ...................................             507            45,747
MetLife, Inc. ...............................................             271            17,805
MGIC Investment Corp. .......................................             290            17,867
Mid-America Apartment Communities, Inc. REIT ................             193            10,412
Montpelier Re Holdings Ltd. .................................             347             6,336
Moody's Corp. ...............................................             195            12,893
Morgan Stanley ..............................................             566            47,550
Nasdaq Stock Market, Inc. (a) ...............................             323            10,517
National City Corp. .........................................             361            13,195
National Financial Partners Corp. ...........................             287            13,222
National Retail Properties, Inc. REIT .......................             650            15,568
Nationwide Financial Services, Inc. Cl A ....................             512            29,251
Nationwide Health Properties, Inc. REIT .....................             787            25,231
New York Community Bancorp, Inc. ............................             878            15,330
NewAlliance Bancshares, Inc. ................................             993            15,501
Newcastle Investment Corp. REIT .............................             520            15,189
NovaStar Financial, Inc. REIT ...............................             357             2,628
Nuveen Investments, Inc. ....................................             253            13,485
Nyse Euronext (a) ...........................................             167            14,083
Ohio Casualty Corp. .........................................             576            18,225
Old National Bancorp ........................................             626            11,193
Old Republic International Corp. ............................             744            15,825
Pacific Capital Bancorp .....................................             460            12,388
Park National Corp. .........................................              81             7,190
PartnerRe Ltd. ..............................................             198            14,260
Pennsylvania Real Estate Investment Trust REIT ..............             352            16,354
People's United Financial ...................................             459             9,139
Philadelphia Consolidated Holding Co. (a) ...................             425            18,445
Phoenix Cos., Inc. ..........................................           1,018            15,168
Piper Jaffray Cos., Inc. (a) ................................             162            10,337
Plum Creek Timber Co., Inc. REIT ............................             617            24,495
PMI Group, Inc. .............................................             308            14,929
PNC Financial Services Group, Inc. ..........................             213            15,783
Popular, Inc. ...............................................             868            14,591
Post Properties, Inc. REIT ..................................             376            17,623
Potlatch Corp. REIT .........................................             351            15,230
Principal Financial Group, Inc. .............................             139             8,825
ProAssurance Corp. (a) ......................................             213            11,468
Protective Life Corp. .......................................             196             9,192
Provident Bankshares Corp. ..................................             299             9,580
Provident Financial Services, Inc. ..........................             623            10,678
Prudential Financial, Inc. ..................................             289            27,455
Public Storage, Inc. REIT ...................................             110            10,265
Radian Group, Inc. ..........................................             262            15,225
RAIT Investment Trust REIT ..................................             669            18,832
Raymond James Financial, Inc. ...............................             384            11,781
Rayonier, Inc. REIT .........................................             257            11,146
Realty Income Corp. REIT ....................................             907            25,305
Redwood Trust, Inc. REIT ....................................             212            10,645
Regency Centers Corp. REIT ..................................             217            17,881

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
FINANCIALS, CONTINUED
Regions Financial Corp. .....................................             437            15,334
Reinsurance Group of America, Inc. ..........................              98             6,106
RenaissanceRe Holdings Ltd. .................................             216            11,696
RLI Corp. ...................................................             191            10,637
Safeco Corp. ................................................             351            23,426
SEI Investments Co. .........................................             241            14,708
Senior Housing Properties Trust REIT ........................             903            20,616
Simon Property Group, Inc. REIT .............................             171            19,713
Sky Financial Group, Inc. ...................................             416            11,336
SL Green Realty Corp. REIT ..................................             191            26,912
South Financial Group, Inc. .................................             674            15,253
Sovereign Bancorp, Inc. .....................................           1,087            26,380
St. Joe Co. .................................................             246            13,931
Sterling Bancshares, Inc. ...................................             588             6,721
Sterling Financial Corp. ....................................             543            16,008
Strategic Hotel Capital, Inc. REIT ..........................             813            17,601
Sunstone Hotel Investors, Inc. REIT .........................             557            15,886
SunTrust Banks, Inc. ........................................             216            18,235
Susquehanna Bancshares, Inc. ................................             501            11,162
SVB Financial Group (a) .....................................             241            12,344
SWS Group, Inc. .............................................             258             6,705
Synovus Financial Corp. .....................................             878            27,710
T. Rowe Price Group, Inc. ...................................             850            42,228
Taubman Centers, Inc. REIT ..................................             412            23,093
TCF Financial Corp. .........................................             391            10,588
TD Ameritrade Holding Corp. (a) .............................             243             4,143
Thornburg Mortgage, Inc. REIT ...............................             379            10,536
Torchmark Corp. .............................................             315            21,515
Travelers Companies, Inc. ...................................             423            22,884
Trustco Bank Corp. ..........................................             638             5,850
Trustmark Corp. .............................................             445            11,841
U.S. Bancorp ................................................           1,031            35,415
UCBH Holdings, Inc. .........................................             911            16,362
UDR, Inc. REIT ..............................................             417            12,527
Umpqua Holdings Corp. .......................................             626            15,612
UnionBanCal Corp. ...........................................             170            10,452
United Bankshares, Inc. .....................................             373            12,496
Unitrin, Inc. ...............................................             134             6,318
UnumProvident Corp. .........................................           1,186            29,508
Valley National Bancorp .....................................             352             8,930
Ventas, Inc. REIT ...........................................             365            15,388
Vornado Realty Trust REIT ...................................             135            16,015
W Holding Co., Inc. .........................................           1,198             5,798
Wachovia Corp. ..............................................           1,128            62,649
Waddell & Reed Financial, Inc. ..............................             280             6,782
Washington Federal, Inc. ....................................             783            18,565
Washington Mutual, Inc. .....................................             557            23,383
Webster Financial Corp. .....................................             505            22,447
Weingarten Realty Investors REIT ............................             249            11,917
Wells Fargo & Co. ...........................................           1,839            66,002
Westamerica Bancorp .........................................             222            10,396
White Mountains Insurance Group Ltd. ........................              23            13,179
Whitney Holding Corp. .......................................             633            19,477
Willis Group Holdings Ltd. ..................................             417            17,105
Wilmington Trust Corp. ......................................             205             8,294
Wintrust Financial Corp. ....................................             219             9,413
XL Capital Ltd., Cl A .......................................              91             7,096
Zenith National Insurance Corp. .............................             402            18,593
                                                                                ---------------
                                                                                      4,690,519
                                                                                ---------------
HEALTH CARE (9.65%)
Abbott Laboratories .........................................           1,277            72,304
Abraxis BioScience, Inc. ....................................              74             2,036

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
HEALTH CARE, CONTINUED
Adams Respiratory Therapeutics, Inc. (a) ....................             212             7,952
Advanced Medical Optics, Inc. (a) ...........................             204             8,248
Aetna, Inc. .................................................             443            20,768
Affymetrix, Inc. (a) ........................................             216             5,674
Alcon, Inc. .................................................              64             8,636
Alexion Pharmaceuticals, Inc. ...............................             277            11,595
Alkermes, Inc. (a) ..........................................             809            13,292
Allergan, Inc. ..............................................             120            14,544
American Medical Systems Holdings, Inc. (a) .................             564            10,000
Amerigroup Corp. (a) ........................................             386            10,858
Amgen, Inc. .................................................             964            61,831
Amylin Pharmaceuticals, Inc. ................................             395            16,325
Applied Biosystems Group-Applera Corp. ......................             614            19,181
Apria Health Care Group, Inc. ...............................             409            12,982
Arthrocare Corp. ............................................             226             9,325
Barr Pharmaceuticals, Inc. ..................................             313            15,137
Bausch & Lomb, Inc. .........................................             155             9,119
Baxter International, Inc. ..................................             584            33,072
Beckman Coulter, Inc. .......................................             181            11,369
Becton Dickinson & Co. ......................................             182            14,322
Bio-Rad Laboratories, Inc. Cl A .............................             154            10,899
Biogen Idec, Inc. (a) .......................................             262            12,369
BioMarin Pharmaceutical, Inc. (a) ...........................             629            10,165
Biomet, Inc. ................................................             190             8,208
Biosite, Inc. ...............................................             115            10,638
Boston Scientific Corp. (a) .................................           1,196            18,466
Bristol-Myers Squibb Co. ....................................           1,219            35,180
Brookdale Senior Living, Inc. ...............................             189             8,582
C.R. Bard, Inc. .............................................             335            27,849
Celera Genomics Group-Applera Corp. .........................             823            11,522
Celgene Corp. (a) ...........................................             296            18,103
Cephalon, Inc. (a) ..........................................             196            15,604
CIGNA Corp. .................................................              56             8,713
Community Health Systems, Inc. (a) ..........................             255             9,384
Cooper Cos. .................................................             126             6,439
Covance, Inc. (a) ...........................................             184            11,132
Coventry Health Care, Inc. (a) ..............................             515            29,782
Cubist Pharmaceuticals, Inc. (a) ............................             361             7,743
CV Therapeutics, Inc. (a) ...................................             404             3,406
Cyberonics, Inc. (a) ........................................             175             3,826
Cytyc Corp. (a) .............................................             334            11,767
Dade Behring Holdings, Inc. .................................             262            12,867
DaVita, Inc. (a) ............................................             333            18,185
Delta Pine & Land Co. .......................................             318            13,114
Dentsply International, Inc. ................................             408            13,631
Edwards Lifesciences Corp. ..................................             404            19,796
Eli Lilly & Co. .............................................             604            35,715
Endo Pharmaceuticals Holdings, Inc. (a) .....................             393            12,159
Enzo Biochem, Inc. (a) ......................................             281             4,724
Express Scripts, Inc. (a) ...................................              86             8,217
Forest Laboratories, Inc. (a) ...............................             271            14,420
Gen-Probe, Inc. (a) .........................................             370            18,911
Genentech, Inc. (a) .........................................             388            31,036
Genzyme Corp. (a) ...........................................             235            15,348
Gilead Sciences, Inc. (a) ...................................             389            31,789
Haemonetics Corp. (a) .......................................             222            10,620
Health Management Associates, Inc. Cl A .....................             811             8,670
Health Net, Inc. (a) ........................................             366            19,786

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
HEALTH CARE, CONTINUED
Healthways, Inc. (a) ........................................             283            12,005
Henry Schein, Inc. (a) ......................................             264            13,762
Hologic, Inc. (a) ...........................................             365            21,006
Human Genome Sciences, Inc. (a) .............................           1,043            11,233
Humana, Inc. (a) ............................................             509            32,189
IDEXX Laboratories, Inc. (a) ................................             219            19,747
Illumina, Inc. (a) ..........................................             452            14,749
Immucor, Inc. (a) ...........................................             545            17,783
Incyte Corp. (a) ............................................             737             5,682
InterMune, Inc. (a) .........................................             209             6,042
Intuitive Surgical, Inc. (a) ................................             111            14,392
Invacare Corp. ..............................................             295             5,499
Invitrogen Corp. (a) ........................................             155            10,148
Johnson & Johnson ...........................................           2,368           152,073
Kinetic Concepts, Inc. (a) ..................................             170             8,500
King Pharmaceuticals, Inc. (a) ..............................             854            17,464
Kyphon, Inc. (a) ............................................             306            14,263
Laboratory Corp. of America Holdings (a) ....................             403            31,813
Lincare Holdings, Inc. (a) ..................................             294            11,595
Magellan Health Services, Inc. (a) ..........................             296            12,698
Manor Care, Inc. ............................................             206            13,367
Medarex, Inc. (a) ...........................................             977            13,375
Medco Health Solutions, Inc. (a) ............................             238            18,569
Medicines Co. (a) ...........................................             434             9,887
Medicis Pharmaceutical Corp. ................................             440            13,376
Medimmune, Inc. (a) .........................................             770            43,644
Medtronic, Inc. .............................................             950            50,283
Mentor Corp. ................................................             298            11,595
Merck & Co., Inc. ...........................................           1,308            67,284
MGI Pharma, Inc. (a) ........................................             649            14,291
Millennium Pharmaceuticals, Inc. (a) ........................           1,133            12,554
Millipore Corp. (a) .........................................             145            10,705
Mylan Laboratories, Inc. ....................................             772            16,930
Myriad Genetics, Inc. (a) ...................................             359            13,121
Nabi Biopharmaceuticals (a) .................................             582             3,026
Nektar Therapeutics (a) .....................................             717             8,869
Neurocrine Biosciences, Inc. (a) ............................             254             3,233
Noven Pharmaceuticals, Inc. (a) .............................             190             4,448
Odyssey Healthcare, Inc. (a) ................................             372             4,962
Onyx Pharmaceuticals, Inc. (a) ..............................             290             7,760
OSI Pharmaceuticals, Inc. (a) ...............................             178             6,177
Par Pharmaceutical Cos., Inc. (a) ...........................             281             7,567
PAREXEL International Corp. (a) .............................             218             8,563
Patterson Cos., Inc. (a) ....................................             397            14,316
PDL BioPharma, Inc. (a) .....................................             386             9,750
Pediatrix Medical Group, Inc. (a) ...........................             377            21,508
Perrigo Co. .................................................             684            12,996
Pfizer, Inc. ................................................           4,232           111,979
Pharmaceutical Product Development, Inc. ....................             289            10,424
PolyMedica Corp. ............................................             144             5,823
PSS World Medical, Inc. (a) .................................             543            10,914
Psychiatric Solutions, Inc. (a) .............................             424            14,870
Quest Diagnostics, Inc. .....................................             122             5,965
Regeneron Pharmaceuticals, Inc. (a) .........................             511            13,899
ResMed, Inc. (a) ............................................             236             9,973
Respironics, Inc. (a) .......................................             204             8,315
Schering-Plough Corp. .......................................           1,318            41,820
Sepracor, Inc. (a) ..........................................             345            18,520
Sierra Health Services, Inc. (a) ............................             420            17,396
St. Jude Medical, Inc. (a) ..................................             284            12,152
Steris Corp. ................................................             697            17,815
Stryker Corp. ...............................................             216            14,027

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
HEALTH CARE, CONTINUED
Sunrise Senior Living, Inc. (a) .............................             300            11,487
Techne Corp. (a) ............................................             291            17,160
Telik, Inc. (a) .............................................             368             2,197
Tenet Health Care Corp. (a) .................................           1,423            10,559
Thermo Electron Corp. (a) ...................................             385            20,043
Thervance, Inc (a) ..........................................             414            13,716
United Therapeutics Corp. (a) ...............................             158             8,834
UnitedHealth Group, Inc. ....................................           1,110            58,897
Universal Health Services, Inc. Cl B ........................             142             8,622
Varian Medical Systems, Inc. (a) ............................             432            18,235
Varian, Inc. (a) ............................................             212            12,288
Ventana Medical Systems, Inc. (a) ...........................             233            11,321
Vertex Pharmaceuticals, Inc. (a) ............................             371            11,405
Viasys Health Care, Inc. (a) ................................             252             8,069
Waters Corp. (a) ............................................             325            19,315
Watson Pharmaceuticals, Inc. (a) ............................             317             8,654
WellCare Health Plans, Inc. (a) .............................             250            20,147
Wyeth .......................................................             785            43,567
Zimmer Holdings, Inc. (a) ...................................             191            17,282
                                                                                ---------------
                                                                                      2,447,824
                                                                                ---------------
INDUSTRIALS (12.90%)
AAR Corp. ...................................................             292             8,918
Accenture Ltd. Cl A .........................................             493            19,276
Actuant Corp. Cl A ..........................................             231            12,243
Acuity Brands, Inc. .........................................             353            20,869
Administaff, Inc. ...........................................             202             6,704
Aeroflex, Inc. ..............................................             674             9,463
Affiliated Computer Services, Inc. Cl A .....................             299            17,913
Agilent Technologies, Inc. (a) ..............................             317            10,895
Albany International Corp. ..................................             279            10,686
Alliance Data Systems Corp. .................................             204            12,987
Alliant Techsystems, Inc. ...................................             238            22,165
Allied Waste Industries, Inc. ...............................             897            11,993
Ametek, Inc. ................................................             333            12,063
Amphenol, Inc. ..............................................             514            18,047
Anixter International, Inc. .................................             270            19,332
Aptargroup, Inc. ............................................             260            19,045
Armor Holdings, Inc. ........................................             264            18,876
Astec Industries, Inc. ......................................             131             5,332
Automatic Data Processing, Inc. .............................             446            19,963
BE Aerospace, Inc. ..........................................             683            25,032
BearingPoint, Inc. ..........................................             631             4,632
Belden Cdt, Inc. ............................................             343            19,167
Bemis Co., Inc. .............................................             320            10,630
Black Box Corp. .............................................             187             6,814
Boeing Co. ..................................................             567            52,731
Bowne & Co. .................................................             289             4,821
Brink's Co. .................................................             324            20,574
Broadridge Fin. Solutions (a) ...............................             111             2,224
Bucyrus International, Inc. Cl A ............................             253            15,873
Burlington Northern Santa Fe Corp. ..........................             250            21,885
C.H. Robinson Worldwide, Inc. ...............................             551            29,456
Carlisle Cos. ...............................................             482            19,849
Ceradyne, Inc. (a) ..........................................             169             9,946
CheckFree Corp. (a) .........................................             222             7,473
Checkpoint Systems, Inc. (a) ................................             340             7,477
Choicepoint, Inc. (a) .......................................             260             9,872
Cognex Corp. ................................................             306             6,594
Coherent, Inc. (a) ..........................................             247             7,753
Commscope, Inc. (a) .........................................             442            20,619
Con-way, Inc. ...............................................             133             7,266
Convergys Corp. (a) .........................................             420            10,609
Cooper Industries, Ltd. .....................................             658            32,742

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
INDUSTRIALS, CONTINUED
Corporate Executive Board Co. ...............................             121             7,700
Corrections Corp. of America (a) ............................             438            24,878
Cummins, Inc. ...............................................             304            28,017
Danaher Corp. ...............................................             199            14,167
Deere & Co. .................................................             122            13,347
Deluxe Corp. ................................................             506            19,152
Dionex Corp. (a) ............................................             144             9,936
Donaldson Co., Inc. .........................................             498            17,888
Dover Corp. .................................................             649            31,230
DRS Technologies, Inc. ......................................             318            15,999
Eagle Materials, Inc. .......................................             375            16,729
EGL, Inc. (a) ...............................................             275            10,912
Electro Scientific Industries, Inc. (a) .....................             280             5,768
EMCOR Group, Inc. (a) .......................................             254            15,923
Energy Conversion Devices, Inc. (a) .........................             267             9,454
ESCO Technologies, Inc. (a) .................................             175             7,973
Esterline Technologies Corp. (a) ............................             184             7,678
Expeditors International of Washington, Inc. ................             679            28,382
Fastenal Co. ................................................             413            16,983
Fidelity National Information Services, Inc. ................             865            43,708
First Data Corp. ............................................             583            18,889
Fiserv, Inc. (a) ............................................             551            29,297
Flextronics International Ltd. (a) ..........................           2,121            23,649
Flir Systems, Inc. (a) ......................................             461            18,666
Florida Rock Industries, Inc. ...............................             171            11,820
Flowserve Corp. .............................................             190            11,592
Fluor Corp. .................................................             281            26,869
Forrester Research, Inc. (a) ................................             126             3,248
Fortune Brands, Inc. ........................................              78             6,248
Forward Air Corp. ...........................................             253             7,719
Foster Wheeler Ltd. (a) .....................................             216            14,867
FTI Consulting, Inc. (a) ....................................             351            12,906
Gardner Denver, Inc. (a) ....................................             433            16,367
General Cable Corp. (a) .....................................             366            21,023
General Dynamics Corp. ......................................             194            15,229
General Electric Co. ........................................           6,164           227,205
General Maritime Corp. ......................................             226             7,248
Genlyte Group, Inc. (a) .....................................              80             6,241
Global Payments, Inc. .......................................             287            10,900
Goodrich Corp. ..............................................             417            23,702
Graco, Inc. .................................................             228             9,006
GrafTech International Ltd. (a) .............................             946             9,441
Granite Construction, Inc. ..................................             243            14,638
Harsco Corp. ................................................             264            13,464
Honeywell International, Inc. ...............................             458            24,814
Hubbell, Inc. Cl B ..........................................             157             8,115
IDEX Corp. ..................................................             384            20,148
Ingersoll-Rand Co. Ltd. Cl A ................................             166             7,412
Insituform Technologies, Inc. Cl A (a) ......................             262             5,345
Iron Mountain, Inc. (a) .....................................             561            15,750
Itron, Inc. (a) .............................................             204            13,737
ITT Corp. ...................................................             578            36,882
Jabil Circuit, Inc. .........................................             604            14,073
Jacobs Engineering Group, Inc. (a) ..........................             388            19,567
Joy Global, Inc. ............................................             328            16,607
Kaman Corp. .................................................             214             5,307
Kaydon Corp. ................................................             226            10,742
Kemet Corp. (a) .............................................             704             5,970
Kennametal, Inc. ............................................             309            21,803
Kirby Corp. (a) .............................................             195             7,371
L-3 Communications Holdings, Inc. ...........................             378            33,994

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
INDUSTRIALS, CONTINUED
Landstar System, Inc. .......................................             455            21,981
Lincoln Electric Holdings, Inc. .............................             319            20,330
Littelfuse, Inc. (a) ........................................             175             7,019
Lockheed Martin Corp. .......................................             262            25,189
Louisiana-Pacific Corp. .....................................             318             6,268
Manitowoc Co. ...............................................             463            31,590
Manpower, Inc. ..............................................             279            22,390
Martin Marietta Materials, Inc. .............................             138            20,123
Masco Corp. .................................................             203             5,524
McDermott International, Inc. (a) ...........................             327            17,547
MDU Resources Group, Inc. ...................................             588            17,816
MeadWestvaco Corp. ..........................................             637            21,250
Methode Electronics, Inc. ...................................             362             5,459
Mettler-Toledo International, Inc. (a) ......................             113            11,031
Molex, Inc. Cl A ............................................             229             6,135
Monster Worldwide, Inc. (a) .................................             364            15,306
Moog, Inc. Cl A (a) .........................................             301            12,799
MSC Industrial Direct Co. ...................................             323            15,743
Mueller Industries, Inc. ....................................             373            12,234
Mueller Water Products, Inc., Cl B ..........................             644             9,229
National Instruments Corp. ..................................             445            12,398
Navigant Consulting, Inc. (a) ...............................             432             8,286
NCI Building Systems, Inc (a) ...............................             175             8,745
Neustar, Inc. (a) ...........................................             272             7,823
Nordson Corp. ...............................................             250            11,457
Norfolk Southern Corp. ......................................             233            12,405
Northrop Grumman Corp. ......................................             171            12,587
Old Dominion Freight Line, Inc. (a) .........................             263             7,774
OMI Corp. ...................................................             586            17,035
Orbotech Ltd. (a) ...........................................             311             7,131
Oshkosh Truck Corp. .........................................             215            12,027
Owens Corning, Inc. (a) .....................................             311             9,532
Owens-Illinois, Inc. (a) ....................................             518            15,587
Pacer International, Inc. ...................................             398            10,169
Packaging Corp. of America ..................................             279             6,908
Pactiv Corp. (a) ............................................             413            14,282
Pall Corp. ..................................................             378            15,857
Park Electrochemical Corp. ..................................             159             4,380
Parker Hannifin Corp. .......................................             382            35,197
Paychex, Inc. ...............................................             261             9,683
Pentair, Inc. ...............................................             400            12,856
PerkinElmer, Inc. ...........................................           1,179            28,532
Power-One, Inc. (a) .........................................             726             3,093
Powerwave Technologies, Inc. (a) ............................             998             6,218
Precision Castparts Corp. ...................................             441            45,913
Quanta Services, Inc. .......................................             906            24,906
R.R. Donnelley & Sons Co. ...................................             715            28,743
Raytheon Co. ................................................             235            12,582
Regal Beloit ................................................             268            12,360
Republic Services, Inc. .....................................             624            17,428
Resources Connection, Inc. (a) ..............................             314             9,473
Robert Half International, Inc. .............................             506            16,850
Rockwell Automation Corp. ...................................             128             7,621
Rockwell Collins, Inc. ......................................             512            33,623
Roper Industries, Inc. ......................................             251            14,071
Ryder System, Inc. ..........................................             187             9,844
Sanmina-SCI Corp. (a) .......................................           1,593             5,496
Sealed Air Corp. ............................................             492            16,187
Shaw Group, Inc. (a) ........................................             702            22,766
Smurfit-Stone Container Corp. (a) ...........................             771             9,291
Solectron Corp. (a) .........................................           2,954             9,896
Sonoco Products Co. .........................................             359            15,308
Spherion Corp. (a) ..........................................             561             4,797
Spirit Aerosystems Holding, Inc. (a) ........................             480            15,182

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
INDUSTRIALS, CONTINUED
SPX Corp. ...................................................             175            12,404
Stericycle, Inc. (a) ........................................             310            27,013
TASER International, Inc. (a) ...............................             482             4,160
Tektronix, Inc. .............................................             252             7,406
Teleflex, Inc. ..............................................             253            18,173
Teletech Holdings, Inc. (a) .................................             228             8,602
Terex Corp. (a) .............................................             302            23,511
Tetra Tech, Inc. (a) ........................................             509            10,597
Texas Industries, Inc. ......................................             188            14,320
Textron, Inc. ...............................................              74             7,524
Thomas & Betts Corp. (a) ....................................             200            10,896
Timken Co. ..................................................             287             9,465
Toro Co. ....................................................             288            14,472
Trimble Navigation Ltd. (a) .................................             928            26,615
Trinity Industries, Inc. ....................................             252            11,693
Tyco International Ltd. .....................................           1,161            37,883
Union Pacific Corp. .........................................             163            18,623
United Rentals, Inc. (a) ....................................             674            22,579
USG Corp. (a) ...............................................             231            10,661
UTi Worldwide, Inc. .........................................             258             6,055
Viad Corp. ..................................................             198             8,086
Vishay Intertechnology, Inc. (a) ............................             509             8,475
Vistaprint Ltd. (a) .........................................             285            10,653
Vulcan Materials Co. ........................................             268            33,144
W.W. Grainger, Inc. .........................................             238            19,664
Wabash National Corp. .......................................             298             4,637
Wabtec ......................................................             389            14,451
Washington Group International, Inc. (a) ....................             208            13,919
Waste Connections, Inc. (a) .................................             518            16,146
Waste Management, Inc. ......................................             287            10,737
Watsco, Inc. ................................................             162             8,614
Watson Wyatt & Co. Holdings .................................             369            17,391
Werner Enterprises, Inc. ....................................             512             9,682
Wesco International, Inc. (a) ...............................             137             8,654
Western Union Co. ...........................................             591            12,441
World Fuel Services Corp. ...................................             227            10,490
YRC Worldwide, Inc. (a) .....................................             572            22,760
Zebra Technologies Corp. Cl A (a) ...........................             210             8,356
                                                                                ---------------
                                                                                      3,272,718
                                                                                ---------------
OIL & GAS (6.61%)
Anadarko Petroleum Corp. ....................................             239            11,152
Apache Corp. ................................................             170            12,325
Atwood Oceanics, Inc. .......................................             182            11,448
Baker Hughes, Inc. ..........................................             265            21,303
BJ Services Co. .............................................             970            27,800
Cabot Oil & Gas Corp. .......................................             698            25,421
Cameron International Corp. (a) .............................             333            21,502
Cheniere Energy, Inc. (a) ...................................             426            14,207
Chevron Corp. ...............................................           1,321           102,761
Cimarex Energy Co. ..........................................             280            11,032
ConocoPhillips ..............................................             916            63,525
Core Laboratories N.V. (a) ..................................             157            14,274
Crosstex Energy, Inc. .......................................             370            11,118
Denbury Resources, Inc. (a) .................................             377            12,475
Devon Energy Corp. ..........................................             233            16,979
Diamond Offshore Drilling, Inc. .............................              58             4,965
Dresser-Rand Group, Inc. (a) ................................             296             9,445
Dynegy, Inc. (a) ............................................           3,848            36,210
El Paso Corp. ...............................................           2,333            34,995
ENSCO International, Inc. ...................................             487            27,457
EOG Resources, Inc. .........................................             201            14,761
Exco Resources, Inc. (a) ....................................             910            15,279
Exxon Mobil Corp. ...........................................           3,389           269,019

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
OIL & GAS, CONTINUED
FMC Technologies, Inc. (a) ..................................             205            14,530
Forest Oil Corp. (a) ........................................             587            20,686
Global Industries Ltd. (a) ..................................             772            16,027
Grant Prideco, Inc. (a) .....................................             377            19,431
Grey Wolf, Inc. (a) .........................................           1,726            12,358
Halliburton Co. .............................................             861            27,354
Hanover Compressor Co. (a) ..................................             828            17,910
Helix Energy Solutions Group, Inc. (a) ......................             279            10,675
Hess Corp. ..................................................             172             9,761
Holly Corp. .................................................             334            21,242
Houston Exploration Co. (a) .................................             196            10,853
Hydril (a) ..................................................             148            14,329
Input/Output, Inc. (a) ......................................             672             9,401
Lone Star Technologies, Inc. (a) ............................             199            13,216
Marathon Oil Corp. ..........................................             214            21,732
Mariner Energy, Inc. (a) ....................................             866            19,528
National Oilwell Varco, Inc. (a) ............................             149            12,643
Newpark Resources, Inc. (a) .................................             864             7,102
Noble Corp. .................................................             416            35,031
Occidental Petroleum Corp. ..................................             504            25,553
Oceaneering International, Inc. (a) .........................             372            17,685
OGE Energy Corp. ............................................             313            12,032
Parker Drilling Co. (a) .....................................             911             9,893
Penn Virginia Corp. .........................................             149            11,927
Plains Exploration & Production Co. (a) .....................             254            11,935
Pogo Producing Co. ..........................................             158             7,625
Pride International, Inc. (a) ...............................             539            17,685
Quicksilver Resources, Inc. (a) .............................             147             6,153
Range Resources Corp. .......................................             466            17,032
Schlumberger Ltd. ...........................................             976            72,058
SEACOR Holding, Inc. (a) ....................................             164            15,626
Smith International, Inc. ...................................             615            32,251
Southwestern Energy Co. (a) .................................             490            20,580
St. Mary Land & Exploration Co. .............................             402            14,721
Stone Energy Corp. (a) ......................................             226             6,696
Sunoco, Inc. ................................................             435            32,856
Superior Energy Services, Inc. (a) ..........................             639            23,215
Tesoro Corp. ................................................             228            27,634
Tetra Technologies, Inc. (a) ................................             596            15,788
TODCO (a) ...................................................             409            18,593
Transocean, Inc. (a) ........................................             256            22,067
Ultra Petroleum Corp. (a) ...................................             521            29,551
Unit Corp. (a) ..............................................             323            18,459
Universal Compression Holdings (a) ..........................             233            15,511
Valero Energy Corp. .........................................             368            25,845
W-H Energy Services, Inc. ...................................             236            12,770
Weatherford International Ltd. (a) ..........................             273            14,330
XTO Energy, Inc. ............................................             313            16,986
                                                                                ---------------
                                                                                      1,676,319
                                                                                ---------------
TECHNOLOGY (11.85%)
3Com Corp. (a) ..............................................           1,338             5,392
Actel Corp. .................................................             249             3,645
Adaptec, Inc. (a) ...........................................           1,123             4,335
Adobe Systems, Inc. (a) .....................................             465            19,325
Advanced Micro Devices, Inc. ................................             404             5,583
Advent Software, Inc. .......................................             165             5,537
Agile Software Corp. (a) ....................................             514             3,696
Agilysys, Inc. ..............................................             294             6,183
Akamai Technologies, Inc. (a) ...............................             502            22,128
Altera Corp. ................................................           1,166            26,282
American Tower Corp. Cl A ...................................             336            12,768
Amkor Technology, Inc. ......................................             927            12,969

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
TECHNOLOGY, CONTINUED
Analog Devices, Inc. ........................................             284            10,968
Andrew Corp. ................................................             541             5,908
Ansys, Inc. (a) .............................................             276            14,131
Apple Computer, Inc. ........................................             709            70,758
Applied Materials, Inc. .....................................           1,134            21,795
Ariba, Inc. (a) .............................................             727             6,412
Asyst Technologies, Inc. (a) ................................             468             3,346
ATMI, Inc. (a) ..............................................             261             8,073
Autodesk, Inc. ..............................................             730            30,127
Avaya, Inc. .................................................           1,529            19,755
Axcelis Technologies, Inc. ..................................             978             7,482
BEA Systems, Inc. ...........................................           1,244            14,667
Bmc Software, Inc. ..........................................             755            24,439
Borland Software Corp. ......................................             752             4,189
Broadcom Corp. (a) ..........................................             385            12,532
Brocade Communications Systems, Inc. (a) ....................           3,817            37,292
Brooks Automation, Inc. (a) .................................             674            11,775
C-COR, Inc. (a) .............................................             460             5,667
Cabot Microelectronics Corp. (a) ............................             195             6,267
Caci International, Inc. Cl A (a) ...........................             256            11,707
Cadence Design Systems, Inc. (a) ............................             994            22,067
CDW Corp. ...................................................             183            13,178
Cerner Corp. (a) ............................................             175             9,317
Check Point Software Technologies Ltd. (a) ..................             547            12,882
Ciber, Inc. (a) .............................................             527             4,295
Ciena Corp. (a) .............................................             642            18,721
Cisco Systems, Inc. (a) .....................................           4,898           130,972
Citrix Systems, Inc. (a) ....................................             581            18,941
Cognizant Technology Solutions Corp. (a) ....................             432            38,621
Computer Sciences Corp. (a) .................................             562            31,213
Compuware Corp. (a) .........................................           1,136            11,212
Conexant Systems, Inc. (a) ..................................           4,282             6,637
Corning, Inc. (a) ...........................................           1,323            31,382
Crown Castle International Corp. (a) ........................             669            22,973
CSG Systems International, Inc. (a) .........................             428            11,462
Cymer, Inc. (a) .............................................             299            12,112
Dell, Inc. (a) ..............................................           1,648            41,546
Dendrite International, Inc. (a) ............................             361             5,740
Digital River, Inc. (a) .....................................             283            16,564
DST Systems, Inc. (a) .......................................             155            12,098
Dycom Industries, Inc. (a) ..................................             427            11,064
EarthLink, Inc. (a) .........................................           1,165             8,924
Electronics for Imaging, Inc. (a) ...........................             580            15,469
EMC Corp. (a) ...............................................           1,834            27,840
Emulex Corp. (a) ............................................             748            15,693
Equinix, Inc. (a) ...........................................             195            16,277
Exar Corp. (a) ..............................................             348             4,691
Extreme Networks, Inc. (a) ..................................           1,031             4,217
F5 Networks, Inc. (a) .......................................             298            22,880
FormFactor, Inc. (a) ........................................             340            14,039
Gateway, Inc. (a) ...........................................           2,443             5,350
Google, Inc. Cl A (a) .......................................             185            87,205
Harmonic, Inc. (a) ..........................................             717             5,930
Harris Corp. ................................................             437            22,440
Harris Stratex Networks, Cl A (a) ...........................             198             3,948
Hewlett-Packard Co. .........................................           2,306            97,175
Hutchinson Technology, Inc. (a) .............................             277             5,263
Ikon Office Solutions, Inc. .................................           1,038            15,528
Imation Corp. ...............................................             377            13,915
Informatica Corp. (a) .......................................             693            10,201
InfoSpace, Inc. (a) .........................................             248             6,364

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
TECHNOLOGY, CONTINUED
Ingram Micro, Inc. Cl A (a) .................................             505             9,908
Insight Enterprises, Inc. (a) ...............................             439             8,701
Intel Corp. .................................................           4,805           103,307
Inter-Tel, Inc. .............................................             200             5,044
InterDigital Communications Corp. (a) .......................             369            12,133
Intermec, Inc. (a) ..........................................             395             8,820
International Business Machines Corp. .......................             906            92,602
International Rectifier Corp. (a) ...........................             202             7,127
Intersil Corp. Cl A .........................................             470            14,001
Interwoven, Inc. (a) ........................................             373             5,696
Intuit, Inc. (a) ............................................             973            27,682
j2 Global Communications, Inc. ..............................             398            11,446
Jack Henry & Associates, Inc. ...............................             910            21,612
JDA Software Group, Inc. (a) ................................             281             5,002
JDS Uniphase Corp. (a) ......................................             635            10,465
Juniper Networks, Inc. (a) ..................................             432             9,660
Keane, Inc. (a) .............................................             436             6,113
KLA-Tencor Corp. ............................................             149             8,277
Kronos, Inc. (a) ............................................             218            11,896
Kulicke & Soffa Industries, Inc. (a) ........................             551             5,499
Lam Research Corp. (a) ......................................             438            23,556
Lattice Semiconductor Corp. (a) .............................           1,031             5,629
Lexmark International, Inc. (a) .............................             305            16,622
Linear Technology Corp. .....................................             226             8,457
Marvell Technology Group Ltd. (a) ...........................             346             5,581
Maxim Integrated Products, Inc. .............................             252             7,993
MEMC Electronic Materials, Inc. (a) .........................             549            30,129
Mentor Graphics Corp. (a) ...................................             809            13,090
Micron Technology, Inc. (a) .................................           2,651            30,403
Micros Systems, Inc. (a) ....................................             271            14,851
Microsemi Corp. (a) .........................................             459            10,607
Microsoft Corp. .............................................           7,150           214,071
Motorola, Inc. ..............................................           1,979            34,296
MRV Communications, Inc. (a) ................................           1,210             4,199
National Semiconductor Corp. ................................           1,034            27,194
NCR Corp. ...................................................             547            27,569
Network Appliance, Inc. (a) .................................             341            12,689
Novell, Inc. (a) ............................................           1,143             8,344
NVIDIA Corp. (a) ............................................           1,073            35,291
OmniVision Technologies, Inc. (a) ...........................             385             5,205
On Semiconductor Corp. (a) ..................................             883             9,457
Openwave Systems, Inc. (a) ..................................           1,018             7,482
Oracle Corp. (a) ............................................           3,190            59,972
Packeteer, Inc. (a) .........................................             381             3,619
Parametric Technology Corp. (a) .............................           1,093            19,423
Perot Systems Corp. (a) .....................................             762            13,640
Photronics, Inc. (a) ........................................             368             5,538
Pitney Bowes, Inc. ..........................................              90             4,320
Plantronics, Inc. ...........................................             419            10,521
PMC-Sierra, Inc. (a) ........................................           1,940            14,996
Progress Software Corp. (a) .................................             330             9,943
Qualcomm, Inc. ..............................................           1,364            59,743
Quantum Corp. (a) ...........................................           1,587             4,364
Radisys Corp. (a) ...........................................             204             3,093
Rambus, Inc. (a) ............................................             385             7,627
Red Hat, Inc. (a) ...........................................             613            12,959
RF Micro Devices, Inc. (a) ..................................           1,959            12,244
S1 Corp. (a) ................................................             681             4,426
Salesforce.com, Inc. (a) ....................................             295            12,390
SanDisk Corp. (a) ...........................................             200             8,690
Savvis, Inc. (a) ............................................             184             9,489
SBC Communications Corp. Cl A (a) ...........................             714            21,006

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2007 (UNAUDITED)

SECURITY DESCRIPTION                                               SHARES            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
TECHNOLOGY, CONTINUED
Semtech Corp. (a) ...........................................             786            11,334
Silicon Image, Inc. (a) .....................................             577             5,055
Silicon Laboratories, Inc. (a) ..............................             392            12,861
Silicon Storage Technology, Inc. (a) ........................             875             3,605
SiRF Technology Holdings, Inc. (a) ..........................             372             9,025
Skyworks Solutions, Inc. (a) ................................           1,695            11,679
SonicWALL, Inc. (a) .........................................             618             5,043
SRA International, Inc. Cl A (a) ............................             328             8,013
Sun Microsystems, Inc. (a) ..................................           2,113            11,030
Sybase, Inc. (a) ............................................             900            21,771
Sycamore Networks, Inc. (a) .................................           1,618             5,938
Symantec Corp. (a) ..........................................             741            13,042
Synopsys, Inc. (a) ..........................................             505            13,968
Tech Data Corp. (a) .........................................             593            21,075
Tellabs, Inc. (a) ...........................................           1,456            15,463
Teradyne, Inc. (a) ..........................................             590            10,295
Tessera Technologies, Inc. (a) ..............................             370            15,832
Texas Instruments, Inc. .....................................           1,184            40,694
TIBCO Software, Inc. (a) ....................................           2,030            18,514
Transaction Systems Architects, Inc. (a) ....................             253             8,028
Trident Microsystems, Inc. (a) ..............................             458             9,723
Triquint Semiconductor, Inc. (a) ............................           1,358             7,021
Unisys Corp. (a) ............................................           1,034             8,107
United Online, Inc. .........................................             561             8,095
United Stationers, Inc. (a) .................................             232            13,809
Varian Semiconductor Equipment Associates, Inc. (a) .........             397            26,345
Verifone Holdings, Inc. (a) .................................             244             8,611
Vignette Corp. (a) ..........................................             287             5,315
Webex Communications, Inc. (a) ..............................             337            19,121
webMethods, Inc. (a) ........................................             535             4,863
Websense, Inc. (a) ..........................................             293             7,240
Wind River Systems, Inc. (a) ................................             654             6,429
Xerox Corp. (a) .............................................             742            13,727
Yahoo!, Inc. (a) ............................................           1,011            28,348
                                                                                ---------------
                                                                                      3,006,207
                                                                                ---------------
TELECOMMUNICATIONS (1.69%)
Alltel Corp. ................................................             217            13,604
AT&T, Inc. ..................................................           3,759           145,548
CenturyTel, Inc. ............................................             374            17,223
Cincinnati Bell, Inc. (a) ...................................           2,220            11,255
Citizens Communications Co. Series B ........................           1,021            15,897
Embarq Corp. ................................................             500            30,020
Leap Wireless International, Inc. (a) .......................             138            10,534
NII Holdings, Inc. (a) ......................................             468            35,919
Sprint Nextel Corp. .........................................           1,674            33,530
United States Cellular Corp. (a) ............................              58             4,205
Verizon Communications, Inc. ................................           1,762            67,273
Virgin Media, Inc. ..........................................             785            19,806
Windstream Corp. ............................................           1,563            22,856
                                                                                ---------------
                                                                                        427,670
                                                                                ---------------
UTILITIES (4.55%)
AES Corp. (a) ...............................................             623            13,700
AGL Resources, Inc. .........................................             700            30,478
Allegheny Energy, Inc. ......................................             610            32,611
ALLETE, Inc. ................................................             272            13,167
Alliant Energy Corp. ........................................             407            17,827
Ameren Corp. ................................................             714            37,535
American Electric Power Co., Inc. ...........................             248            12,455
Aqua America, Inc. ..........................................             448             9,905
Aquila, Inc. (a) ............................................           3,246            13,406

                                                                  SHARES/
                                                                 PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
UTILITIES, CONTINUED
Atmos Energy Corp. ..........................................             808            25,630
Avista Corp. ................................................             416             9,813
Black Hills Corp. ...........................................             293            11,664
CenterPoint Energy, Inc. ....................................           1,141            21,485
Cleco Corp. .................................................             525            14,731
CMS Energy Corp. ............................................             791            14,649
Consolidated Edison, Inc. ...................................             123             6,305
Dominion Resources, Inc. of Virginia ........................             210            19,152
DPL, Inc. ...................................................             365            11,443
DTE Energy Co. ..............................................             632            31,973
Duke Energy Corp. ...........................................             767            15,739
Duquesne Light Holdings, Inc. ...............................             783            15,613
Edison International ........................................             242            12,669
El Paso Electric Co. (a) ....................................             416            10,982
Energy East Corp. ...........................................             448            10,851
Entergy Corp. ...............................................             108            12,219
Exelon Corp. ................................................             415            31,295
FirstEnergy Corp. ...........................................             223            15,262
FPL Group, Inc. .............................................             194            12,488
Great Plains, Inc. ..........................................             291             9,498
Hawaiian Electric Industries, Inc. ..........................             758            19,951
IDACORP, Inc. ...............................................             377            12,988
Integrys Energy Group, Inc. .................................             735            41,233
KeySpan Corp. ...............................................             580            24,018
National Fuel Gas Co. .......................................             240            11,282
Nicor, Inc. .................................................             146             7,481
NiSource, Inc. ..............................................             910            22,377
Northeast Utilities .........................................             539            17,340
Northwest Natural Gas Co. ...................................             288            14,633
NSTAR .......................................................             324            11,632
ONEOK, Inc. .................................................             334            16,169
Pepco Holdings, Inc. ........................................             660            19,483
PG&E Corp. ..................................................             178             9,007
Piedmont Natural Gas Co. ....................................             652            17,206
Pinnacle West Capital Corp. .................................             344            16,612
PNM Resources, Inc. .........................................             652            21,223
PPL Corp. ...................................................             249            10,859
Progress Energy, Inc. .......................................             170             8,593
Public Service Enterprise Group, Inc. .......................             158            13,659
Puget Energy, Inc. ..........................................             431            11,128
Questar Corp. ...............................................             274            26,614
Reliant Energy, Inc. (a) ....................................           1,188            26,457
Scana Corp. .................................................             366            15,932
Sempra Energy ...............................................             129             8,189
Sierra Pacific Resources (a) ................................             841            15,357
Southern Co. ................................................             441            16,665
Southern Union Co. ..........................................           1,017            30,978
Southwest Gas Corp. .........................................             387            14,663
Spectra Energy Corp. ........................................             462            12,058
Teco Energy, Inc. ...........................................             729            13,085
UGI Corp. ...................................................           1,030            29,211
UniSource Energy Corp. ......................................             305            11,715
Vectren Corp. ...............................................             687            19,971
Westar Energy, Inc. .........................................             859            23,382
WGL Holdings, Inc. ..........................................             430            14,551
Wisconsin Energy Corp. ......................................             399            19,467

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2007 (UNAUDITED)

                                                                  SHARES/
                                                                 PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT            VALUE
--------------------                                            -------------   ---------------
COMMON STOCKS, CONTINUED
UTILITIES, CONTINUED
Xcel Energy, Inc. ...........................................           1,407            33,895
                                                                                ---------------
                                                                                      1,153,609
                                                                                ---------------
TOTAL COMMON STOCKS (Cost $20,427,884) ......................                        22,688,341
                                                                                ---------------
CORPORATE BONDS (2.06%)
BASIC MATERIALS (0.06%)
Burlington North Santa Fe, 7.00%, 12/15/25 ..................   $       4,000             4,345
E.I. DuPont de Nemours & Co., 4.88%, 4/30/14 ................           3,000             2,930
United Technologies Corp., 4.88%, 5/1/15 ....................           3,000             2,916
Weyerhaeuser Co., 6.95%, 8/1/17 .............................           4,000             4,240
                                                                                         14,431
CONSUMER GOODS (0.11%)
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16 ..................           4,000             3,897
Coca-Cola Enterprises, 8.50%, 2/1/22 ........................           4,000             5,046
Kimberly-Clark Corp., 5.00%, 8/15/13 ........................           7,000             6,935
Kraft Foods, Inc., 6.25%, 6/1/12 ............................           3,000             3,120
May Department Stores Co., 5.75%, 7/15/14 ...................           4,000             3,992
Procter & Gamble Co., 4.95%, 8/15/14 ........................           5,000             4,929
                                                                                         27,919
CONSUMER SERVICES (0.18%)
Bottling Group LLC, 4.63%, 11/15/12 .........................           2,000             1,955
Comcast Corp., 6.50%, 11/15/35 ..............................          13,000            13,231
Conagra Foods, 6.75%, 9/15/11 ...............................           4,000             4,225
Kohls Corp., 6.00%, 1/15/33 .................................           8,000             7,765
Target Corp., 5.88%, 3/1/12 .................................           4,000             4,131
Time Warner Cos., Inc., 7.57%, 2/1/24 .......................           7,000             7,799
Wal-Mart Stores, Inc., 4.55%, 5/1/13 ........................           8,000             7,755
                                                                                         46,861
FINANCIALS (0.98%)
Allstate Corp., 7.20%, 12/1/09 ..............................           4,000             4,198
American General Finance, 5.38%, 10/1/12 ....................          13,000            13,070
Bank One Corp., 2.63%, 6/30/08 ..............................          13,000            12,614
Caterpillar Financial Services Corp., 5.05%, 12/1/10 ........           4,000             4,007
Citigroup, Inc., 6.63%, 1/15/28 .............................          14,000            15,337
Countrywide Financial Corp., 6.25%, 5/15/16 .................          16,000            16,163
Credit Suisse First Boston USA, Inc., 6.13%, 11/15/11 .......          13,000            13,526
First Union National Bank, 7.80%, 8/18/10 ...................           7,000             7,529
Goldman Sachs Group, Inc.
   5.13%, 1/15/15 ...........................................          26,000            25,420
   5.95%, 1/15/27 ...........................................          13,000            12,849
Household Finance Corp., 4.63%, 1/15/08 .....................          16,000            15,920
John Deere Capital Corp., 7.00%, 3/15/12 ....................           4,000             4,312
John Hancock Global Funding, 7.90%, 7/2/10 (b) ..............           5,000             5,405
JPMC Capital XVIII, 6.95%, 8/17/36 ..........................          15,000            16,054
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12 ..............           4,000             4,227
Merrill Lynch & Co., Inc.
   4.25%, 2/8/10 ............................................          13,000            12,693
   6.05%, 5/16/16 ...........................................          15,000            15,462
Morgan Stanley Dean Witter, 6.75%, 4/15/11 ..................           9,000             9,515
Prudential Financial, Inc., 5.10%, 9/20/14 ..................           4,000             3,934

                                                                 PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT            VALUE
--------------------                                            -------------   ---------------
CORPORATE BONDS, CONTINUED
FINANCIALS, CONTINUED
Sprint Capital Corp., 8.38%, 3/15/12 ........................           7,000             7,796
U.S. Bank N.A. Minnesota, 6.38%, 8/1/11 .....................           4,000             4,189
Verizon Global Funding Corp., 7.25%, 12/1/10 ................          15,000            16,019
Wells Fargo & Co., 4.63%, 8/9/10 ............................           8,000             7,915
                                                                                        248,154
HEALTH CARE (0.02%)
Wyeth, 5.50%, 2/1/14 ........................................           5,000             5,056
                                                                                          5,056
INDUSTRIALS (0.07%)
Boeing Co., 6.13%, 2/15/33 ..................................           4,000             4,290
Tyco International Group SA, 6.38%, 10/15/11 ................           4,000             4,227
Union Pacific Corp., 4.88%, 1/15/15 .........................           9,000             8,610
                                                                                         17,127
OIL & GAS (0.09%)
ChevronTexaco Capital Co., 3.50%, 9/17/07 ...................          15,000            14,906
Conoco, Inc., 6.95%, 4/15/29 ................................           4,000             4,567
Kinder Morgan Energy Partners, 7.75%, 3/15/32 ...............           4,000             4,553
                                                                                         24,026
TECHNOLOGY (0.14%)
First Data Corp., 4.85%, 10/1/14 ............................          27,000            26,627
IBM Corp., 8.38%, 11/1/19 ...................................           4,000             5,017
Motorola, Inc., 7.63%, 11/15/10 .............................           3,000             3,210
                                                                                         34,854
TELECOMMUNICATIONS (0.04%)
SBC Communications Corp., 6.15%, 9/15/34 ....................           9,000             9,042
                                                                                          9,042
UTILITIES (0.37%)
Carolina Power & Light, 5.13%, 9/15/13 ......................           5,000             4,956
Consolidated Edison Co. of New York, 4.70%, 6/15/09 .........          13,000            12,904
Duke Energy Corp., 6.25%, 1/15/12 ...........................           4,000             4,179
Exelon Corp., 4.90%, 6/15/15 ................................           4,000             3,799
Florida Power & Light, 5.95%, 10/1/33 .......................          20,000            20,555
General Electric Co., 5.00%, 2/1/13 .........................          20,000            19,855
Midamerican Energy Holdings, 5.00%, 2/15/14 .................          17,000            16,588
National Rural Utilities, 7.25%, 3/1/12 .....................           7,000             7,622
Southern Power Co., 4.88%, 7/15/15 ..........................           4,000             3,821
                                                                                         94,279
                                                                                ---------------
TOTAL CORPORATE BONDS (Cost $518,246)                                                   521,749
                                                                                ---------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES (2.01%)
Fannie Mae
   4.42%, 10/1/35, Pool #836206 .............................          14,480            14,314
   4.50%, 1/1/19, Pool #735057 ..............................           5,156             5,005
   4.50%, 9/1/20, Pool #839289 ..............................           5,351             5,182
   4.50%, 3/1/35, Pool #819357 ..............................          29,211            27,444
   5.00%, 5/1/18, Pool #703444 ..............................           6,875             6,777
   5.00%, 1/1/19, Pool #255077 ..............................           9,449             9,338
   5.00%, 12/1/19, Pool #745369 .............................           3,313             3,274
   5.00%, 3/1/20, Pool #819410 ..............................           3,392             3,346
   5.00%, 6/1/20, Pool #839333 ..............................          12,596            12,417
   5.00%, 12/1/26, Pool #256570 .............................          17,713            17,259
   5.00%, 8/1/33, Pool #713679 ..............................          58,782            56,788
   5.00%, 5/1/34, Pool #768230 ..............................           7,749             7,487
   5.00%, 8/1/35, Pool #848355 ..............................          16,599            16,036
   5.50%, 8/1/17, Pool #826283 ..............................           3,075             3,089

                 See Accompanying Notes to Financial Statements

NESTEGG DOW JONES U.S. TARGET DATE FUNDS    SCHEDULE OF PORTFOLIO OF INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2007 (UNAUDITED)

                                                                 PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT            VALUE
--------------------                                            -------------   ---------------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES, CONTINUED
   5.50%, 2/1/18, Pool #703712 ..............................           8,280             8,292
   5.50%, 3/1/20, Pool #735405 ..............................           6,259             6,268
   5.50%, 3/1/20, Pool #735611 ..............................           3,224             3,237
   5.50%, 7/1/25, Pool #255809 ..............................          12,617            12,560
   5.50%, 1/1/34, Pool #756233 ..............................          13,375            13,226
   5.50%, 4/1/34, Pool #725424 ..............................          24,152            23,884
   5.50%, 1/1/35, Pool #808374 ..............................          19,138            18,925
   6.00%, 6/1/17, Pool #555004 ..............................           5,266             5,357
   6.00%, 10/1/32, Pool #667994 .............................          12,410            12,576
   6.00%, 9/1/33, Pool #736937 ..............................           4,469             4,504
   6.00%, 4/1/35, Pool #735503 ..............................           4,655             4,711
   7.00%, 4/1/34, Pool #780703 ..............................           7,826             8,142
Freddie Mac
   4.00%, 6/1/18, Pool #E01401 ..............................           8,618             8,189
   4.50%, 11/1/18, Pool #E01489 .............................           8,532             8,286
   4.50%, 12/1/18, Pool #G11657 .............................           6,975             6,773
   4.50%, 1/1/19, Pool #B11878 ..............................          13,417            13,029
   4.50%, 7/1/19, Pool #B15661 ..............................           3,319             3,220
   5.00%, 10/1/18, Pool #B10252 .............................           3,957             3,911
   5.00%, 8/1/33, Pool #A12886 ..............................           7,375             7,146
   5.00%, 10/1/33, Pool #A14805 .............................          11,442            11,087
   5.00%, 4/1/34, Pool #A20534 ..............................           7,124             6,898
   5.00%, 12/1/34, Pool #A29017 .............................          23,876            23,118
   5.50%, 8/1/33, Pool #A11851 ..............................          10,770            10,678
   5.50%, 10/1/34, Pool #A27526 .............................           8,963             8,885
   5.50%, 10/1/35, Pool #A39170 .............................          17,578            17,405
   5.50%, 11/1/35, Pool #A47728 .............................          15,676            15,522
   6.00%, 7/1/34, Pool #A24370 ..............................           8,712             8,807
   6.50%, 12/1/33, Pool #A16523 .............................          10,391            10,692
Ginnie Mae
   5.50%, 4/15/33, Pool #603566 .............................           4,008             3,992
   5.50%, 4/15/34, Pool #626116 .............................           2,888             2,876
   5.50%, 9/15/35, Pool #644611 .............................           3,639             3,621
   6.00%, 2/15/32, Pool #569704 .............................          20,283            20,617
   6.00%, 9/20/34, Pool #3611 ...............................           4,584             4,649
                                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES
(Cost $506,313) .............................................                           508,839
                                                                                ---------------
U.S. GOVERNMENT AGENCY SECURITIES (0.86%)
Fannie Mae
   4.50%, 10/15/08 ..........................................          10,000             9,943
   4.63%, 1/15/08 ...........................................          30,000            29,877
   5.63%, 11/15/21 ..........................................          67,000            66,901
   6.63%, 9/15/09 ...........................................          10,000            10,401
Federal Home Loan Bank
   4.63%, 2/8/08, Series 627 ................................          10,000             9,959
   4.63%, 11/21/08, Series 598 ..............................          10,000             9,956
Freddie Mac
   4.63%, 2/21/08 ...........................................          10,000             9,955
   4.63%, 12/19/08 ..........................................          10,000             9,954
   4.75%, 1/18/11 ...........................................          10,000             9,982
   4.75%, 1/19/16 ...........................................          20,000            19,706
   6.25%, 7/15/32 ...........................................          27,000            30,830
                                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $217,967) .....                          217,464
                                                                                ---------------
U.S. TREASURY OBLIGATIONS (1.18%)
U.S. Treasury Bonds
   5.25%, 11/15/28                                                     28,000            29,358
   5.38%, 2/15/31                                                      10,000            10,711
   6.00%, 2/15/26                                                      25,000            28,385
U.S. Treasury Notes

                                                                  SHARES/
                                                                 PRINCIPAL
SECURITY DESCRIPTION                                               AMOUNT            VALUE
--------------------                                            -------------   ---------------
U.S. TREASURY OBLIGATIONS, CONTINUED
   3.13%, 5/15/07 ...........................................          46,000            45,962
   4.00%, 6/15/09 ...........................................          55,000            54,373
   4.00%, 4/15/10 ...........................................          34,000            33,510
   4.00%, 2/15/15 ...........................................          20,000            19,225
   4.25%, 8/15/15 ...........................................          32,000            31,210
   4.88%, 2/15/12 ...........................................          16,000            16,261
   5.00%, 2/15/11 ...........................................          30,000            30,541
   5.63%, 5/15/08 ...........................................           1,000             1,007
                                                                                ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $299,688)                                         300,543
                                                                                ---------------
INVESTMENT COMPANIES (4.52%)
American Beacon Money Market Select Fund ....................       1,147,066         1,147,066
                                                                                ---------------
TOTAL INVESTMENTS
(Cost $23,117,164) (c) - 100.08%                                                     25,384,002

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.08)%                                        (20,572)
                                                                                ---------------
NET ASSETS - 100.00%                                                            $    25,363,430
                                                                                ===============

(a)   Represents non-income producing security

(b) Represents a restricted security purchase under Rule 144A which is exempt form registration under the Securites Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the Board of Trustees.

(c) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

CL    Class

LLC   Limited Liability Co.

REIT  Real Estate Investment Trust


                 See Accompanying Notes to Financial Statements

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

(a)(2) CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACTHED HERETO.

(a)(3) NOT APPLICABLE.

(b) CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.



                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
American Independence Funds Trust

(Signature and Title)

By /s/ Eric Rubin
   ______________________________

   Eric Rubin,
   President

Date July 9, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Signature and Title)

By /s/ Eric Rubin
   ______________________________

   Eric Rubin,
   President

Date July 9, 2007

(Signature and Title)

By /s/ John Pileggi
   ______________________________

   John Pileggi,
   Treasurer

Date July 9, 2007